UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: June 30

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached hereto.

WisdomTree Trust

Annual Report

June 30, 2018

International Equity ETFs:

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Europe Domestic Economy Fund (EDOM)

WisdomTree Global ex-Mexico Equity Fund (XMX)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

Fixed Income ETFs:

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

Alternative ETFs:

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

Asset Allocation ETFs:

WisdomTree Balanced Income Fund (WBAL)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Market Environment Overview

(unaudited)

The U.S. equity market, as measured by the S&P 500® Index, returned 14.37% for the 12-month fiscal period that ended June 30, 2018 (the “period”). The main drivers of positive returns included positive market sentiment following strong corporate earnings, tailwinds due to tax cuts and deregulation, gradual monetary policy normalization, as well as positive consumer and business survey data. However, this period saw its first 10% market correction in nearly three years as volatility returned to U.S. equities after a multi-year stretch of low-to-decreasing volatility. February 2018 is when the first bout of significant market volatility occurred, as the CBOE Volatility Index reached an intraday-high of 50.30, a level not seen since 2015. However, in the months to follow, the markets would see both sharp rebounds and pullbacks before ultimately settling back to a path of normalcy. From the end of March 2018 through the end of the fiscal period, volatility decreased to more subdued levels.

The run-up during the second half of 2017 was characterized by its absence of significant market volatility in favor of generally steady gains, powered primarily by positive economic sentiment as shown by consumer and business survey data as well as corporate profit growth. However, much of the attention that was put on the pro-growth fiscal stimulus softened substantially over the first six-months of 2018, as the market grappled with geopolitical risk. Overall, large-cap companies lagged when compared to their mid-cap and small-cap counterparts. There continues to be risks that weigh heavily on the markets, particularly when it comes to potential trade-wars that could break out between the U.S. and its major trading partner countries.

Additionally, the U.S. Federal Reserve (the “Fed”) has raised their target interest rate three times in this fiscal period, once in 2017 and twice so far in 2018. Additionally, the Fed called for two additional rate hikes for the remainder of 2018, a slightly more hawkish approach than their previously documented stance calling for only one more additional hike. The 10-year U.S. Treasury yield has increased from 2.30% at the beginning of the period, to 2.86% at the end of the period; reaching a high of 3.11% in mid-May of 2018. In fixed income, the yield curve has continued to flatten as short-term rates have increased more than long-term rates. The spread between 2-year and 10-year U.S. Treasury yields has decreased from 0.918% to 0.328% at the end of the period.

U.S. short-term and long-term interest rates, as measured by the Fed funds rate, the 2-Year U.S. Treasury Note rate and the 10-Year U.S. Treasury Note rate, rose 0.75%, 1.14%, and 0.56% respectively over the period. Short-term rates were driven by the Fed raising rates three times in 0.25% increments as they viewed measures of financial conditions positing the economy’s ability to withstand monetary tightening. Longer-term interest rates rose nearly at half the rate of the shorter end rates, signaling a flattening yield curve. With geopolitical concerns and continued rate normalization policies, interest rate volatility picked up in the first six months of 2018. This volatility was somewhat exacerbated by hawkish sentiment when the Fed signaled for an additional rate hike for the remainder of 2018; equaling four hikes total by the end of the 2018 calendar year.

During the last six months of 2017, investment grade and high yield spreads, as measured by the ICE BofA Merrill Lynch U.S. Corporate Master Option-Adjusted Spread and the ICE BofA Merrill Lynch U.S. High Yield Option-Adjusted Spread, both tightened 0.16% and 0.14%, respectively, to finish near multi-year lows. However, spreads in both have expanded through the first six-months of 2018, with high-yields spreads experiencing newfound volatility alongside equity markets.

Developed international equity markets, as measured by the MSCI EAFE Index, returned 6.12% in local currency terms and 6.84% in U.S. dollar terms for the period. Like the U.S. equity markets, developed international equity markets began the period with a bullish run through the end of January 2018. However, when the U.S. markets saw sharp declines in February 2018, developed international equity markets followed suit. However, developed international equity markets have not rebounded in the same fashion as the U.S. markets. Much of this is due to the combination of a recently

WisdomTree Trust	1

Market Environment Overview

(unaudited) (concluded)

strengthening U.S. dollar, weakening European economic data, European geopolitical risk, and fears over potential U.S./EU trade tensions. Still, the strong performance of developed international equity markets in the second half of 2017 has helped buffer volatility in 2018, helping to explain the positive performance for the fiscal period. Looking at MSCI’s country-level developed European stock indexes over the course of the fiscal year, the top three performers were Norway (23.68%), United Kingdom (8.24%), and Finland (7.81%); the bottom three performers were Spain (-5.78%), Denmark (-1.26%), and Belgium (-0.69%).

In late October of 2017, Japanese Prime Minister Shinzo Abe won a snap election that extended his term an additional four years, allowing for him to continue to implement his economic policies. The Bank of Japan (“BoJ”) has continued its monetary policy of keeping short-term interest rates below 0%. The BoJ’s commitment to targeting a zero-yield on the 10-year Japanese Government Bond was a significant tailwind for the Tokyo Stock Price Index which returned 9.31%, in local currency terms, over the fiscal year. Positive corporate profit growth and economic growth in the first quarter of 2017 continued in Japan through the remainder of 2017, where it saw continued gains in Japanese equities. However, starting in early 2018, weaker economic data emerged from Japan, which, coupled with volatile U.S. equity markets, resulted in equally volatile returns and softened optimism for Japanese equities. Many look to see how de-escalation of the Korean peninsula and how potential trade wars between the U.S. and neighboring Asian countries may potentially affect Japan’s outlook.

Emerging market (“EM”) equities, as measured by the MSCI Emerging Markets Index, returned 10.50% in local currency terms and 8.20% in U.S. dollar terms over the period. For much of the period, broad weakness in the U.S. dollar helped boost foreign EM currencies. However, a handful of countries (South Africa, Argentina, Brazil, and Turkey) experienced negative performance due to political and/or economic shocks. EM equities performed well from the beginning of the fiscal period to their peak in January 2018, alongside their U.S. equity counterparts. However, as volatility and uncertainty sprouted from the U.S. market, riskier assets like those in EMs were sold off. After the initial sell-off in February 2018, broad EM stock values remained relatively flat through May 2018. In June 2018, both U.S. dollar appreciation and global trade fears have negatively impacted EM assets. Fundamentally speaking, the EM remains attractive from a valuation perspective, with an average price-to-earnings ratio ranging from 11-14 over the course of the period. Many EM countries have economies heavily reliant on the performance of the energy market, making the stabilization of oil prices a major tailwind. One of the biggest drivers for the positive performance has been the price movement in oil, as the price of crude oil futures have risen from $46 per barrel at the start of the fiscal period to $74 per barrel at the end of the fiscal period. Additionally, in the EM, there continues to be easing from many EM central banks, a growing consumer class, robust earnings growth, and improving economic data.

2	WisdomTree Trust

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. Except where noted, expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	3

Management’s Discussion of Funds’ Performance as of June 30, 2018 (unaudited)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

Sector Breakdown†

Sector	% of Net Assets
Financials	23.7%
Industrials	13.1%
Consumer Discretionary	13.0%
Consumer Staples	10.8%
Utilities	9.5%
Energy	7.4%
Materials	6.9%
Telecommunication Services	5.6%
Health Care	5.1%
Information Technology	3.2%
Real Estate	1.6%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Anheuser-Busch InBev S.A./N.V.	4.0%
TOTAL S.A.	2.9%
Daimler AG, Registered Shares	2.0%
Banco Santander S.A.	2.0%
Eni SpA	1.9%
Intesa Sanpaolo SpA	1.9%
Allianz SE, Registered Shares	1.8%
Deutsche Telekom AG, Registered Shares	1.8%
Sanofi	1.8%
Siemens AG, Registered Shares	1.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged Europe Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged Europe Equity Index (the “Index”). In seeking to track the Index, the Fund invests in European dividend-paying companies while at the same time dynamically hedging exposure to fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 5.41% at net asset value (“NAV”) for the fiscal year ending June 30, 2018 (for more complete performance information please see the performance table below). The Fund’s position in France contributed positively to performance while its position in Spain contributed negatively to performance. The Fund uses a rules-based process, combining momentum, value, and interest rate factors, to help determine a currency hedge ratio on the underlying euro exposure. Over the course of the fiscal year, in a period that saw a lot of currency volatility, the various hedge ratios collectively provided outperformance to an unhedged benchmark of European stocks. During the fiscal year, the Fund’s use of forward foreign currency contracts contributed positively to the Fund performance as a result of the Fund’s dynamic use of currency hedging during periods in which the U.S. dollar strengthened (more currency hedged) or weakened (less currency hedged) against the euro.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$975.50	0.43%[1]	$2.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.43%[1]	$2.16
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through October 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	5.41%	12.19%
Fund Market Price Returns	4.25%	12.42%
WisdomTree Dynamic Currency Hedged Europe Equity Index	5.14%	12.12%
MSCI European Economic and Monetary Union (EMU) Local Currency Index	3.33%	8.99%
MSCI European Economic and Monetary Union (EMU) Index	5.74%	12.31%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Management’s Discussion of Funds’ Performance as of June 30, 2018 (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.2%
Industrials	12.4%
Consumer Discretionary	11.5%
Consumer Staples	10.4%
Energy	8.3%
Health Care	8.1%
Telecommunication Services	7.4%
Materials	7.4%
Utilities	5.4%
Information Technology	3.6%
Real Estate	2.8%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
BP PLC	1.5%
HSBC Holdings PLC	1.4%
Royal Dutch Shell PLC, Class A	1.3%
China Mobile Ltd.	1.3%
Royal Dutch Shell PLC, Class B	1.3%
Nestle S.A., Registered Shares	1.2%
Anheuser-Busch InBev S.A./N.V.	1.2%
Novartis AG, Registered Shares	1.2%
TOTAL S.A.	1.2%
Toyota Motor Corp.	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International Equity Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies in the industrialized world outside of the U.S. and Canada while at the same time dynamically hedging exposure to fluctuations of the value of the applicable foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 6.04% at net asset value (“NAV”) for the fiscal year ending June 30, 2018 (for more complete performance information please see the performance table below). The Fund’s position in Netherlands contributed positively to performance while its position in Switzerland contributed negatively to performance. The Fund uses a rules-based process, combining momentum, value, and interest rate factors, to help determine a currency hedge ratio on the foreign currency exposure. Over the course of the fiscal year, in a period that saw significant currency volatility globally, the various hedge ratios collectively provided in-line performance to an unhedged benchmark of Europe, Australasia and Far East (EAFE) stocks. Much of the outperformance in the first six months of the fiscal period was offset by similar levels of underperformance in the following six months of the fiscal period. During the fiscal year, the Fund’s use of forward foreign currency contracts detracted from performance as a result of the Fund’s use of dynamic currency hedging during periods in which the U.S. dollar strengthened (more currency hedged) or weakened (less currency hedged) against applicable international currencies.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$975.40	0.35%[1]	$1.71
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%[1]	$1.76
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.35% through October 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	6.04%	11.83%
Fund Market Price Returns	5.32%	11.84%
WisdomTree Dynamic Currency Hedged International Equity Index	6.26%	11.93%
MSCI EAFE Local Currency Index	6.12%	10.08%
MSCI EAFE Index	6.84%	11.13%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Management’s Discussion of Funds’ Performance as of June 30, 2018 (unaudited)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

Sector Breakdown†

Sector	% of Net Assets
Industrials	20.0%
Consumer Discretionary	19.6%
Health Care	16.6%
Consumer Staples	13.9%
Information Technology	13.7%
Materials	4.6%
Financials	3.8%
Real Estate	3.6%
Telecommunication Services	2.2%
Energy	1.7%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†

The sector information shown is that of the Underlying Fund. The Underlying Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets of the Underlying Fund includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Novo Nordisk A/S, Class B	6.3%
British American Tobacco PLC	5.7%
Diageo PLC	5.3%
Industria de Diseno Textil S.A.	4.0%
Airbus SE	2.7%
China Overseas Land & Investment Ltd.	2.6%
Tokyo Electron Ltd.	2.4%
CSL Ltd.	1.9%
ASML Holding N.V.	1.7%
Astellas Pharma, Inc.	1.6%
*

The ten largest holdings shown is that of the Underlying Fund and are subject to change, and there are no guarantees the Underlying Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any). For a full list of current holdings information for the Underlying Fund please visit www.wisdomtree.com.

The WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in companies from developed market countries, excluding the U.S. and Canada, with growth and quality characteristics while at the same time dynamically hedging exposure to fluctuations between the value of foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index (including indirect investments through the WisdomTree International Quality Dividend Growth Fund (IQDG) (the ‘‘Underlying Fund’’)) whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Fund returned 7.44% at net asset value (“NAV”) for the fiscal year ending June 30, 2018 (for more complete performance information please see the performance table below). The Fund’s exposure to the Netherlands from its investment in the Underlying Fund contributed positively to performance while its exposure to Israel from its investment in the Underlying Fund contributed negatively to performance. The Fund’s underperformance versus the Index for the fiscal year ending June 30, 2018 was primarily due to the fund-of-fund structure where the Underlying Fund held is valued at its market price rather than its NAV. The Fund uses a rules-based process, combining momentum, value, and interest rate factors, to help determine a currency hedge ratio on the foreign currency exposure. Over the course of the fiscal year, in a period that saw heavy currency volatility, the Fund’s various hedge ratios combined with an inherent quality tilt toward dividend growing stocks, collectively provided outperformance to an unhedged benchmark of Europe, Australasia and Far East (EAFE) stocks. This outperformance was seen throughout the fiscal year, including the “risk-off” environments seen during the various market corrections in broad developed markets in 2018. During the fiscal year, the Fund’s use of forward foreign currency contracts contributed positively to performance as a result of the Fund’s use of dynamic currency hedging during periods in which the U.S. dollar strengthened (more currency hedged) or weakened (less currency hedged) against applicable international currencies.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$993.20	0.10%[1]	$0.49
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	0.10%[1]	$0.50
[1]

WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investments in the Underlying Fund, as well as an additional 0.10%, through October 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason. The impact of AFFEs will cause the “Annualized Expense Ratio” to be higher per the stated net expense ratio in the Fund’s prospectus.

Performance

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	7.44%	16.34%
Fund Market Price Returns	7.65%	16.43%
WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Index	9.05%	17.21%
MSCI EAFE Local Currency Index	6.12%	13.58%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on November 3, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Management’s Discussion of Funds’ Performance as of June 30, 2018 (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	23.0%
Consumer Discretionary	20.0%
Financials	15.2%
Materials	8.5%
Information Technology	7.5%
Consumer Staples	7.1%
Real Estate	6.9%
Health Care	3.8%
Energy	3.1%
Utilities	2.6%
Telecommunication Services	2.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Hutchison Port Holdings Trust	0.5%
StarHub Ltd.	0.5%
Delek Group Ltd.	0.5%
NOS, SGPS, S.A.	0.4%
Jupiter Fund Management PLC	0.4%
Banca Generali SpA	0.4%
Lenzing AG	0.4%
Vedanta Resources PLC	0.4%
Air New Zealand Ltd.	0.4%
Azimut Holding SpA	0.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International SmallCap Equity Index (the “Index”). In seeking to track the Index, the Fund invests in the small-capitalization segment of dividend-paying companies in the industrialized world outside of the U.S. and Canada while at the same time dynamically hedging exposure to fluctuations of the value of the applicable foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 6.73% at net asset value (“NAV”) for the fiscal year ending June 30, 2018 (for more complete performance information please see the performance table below). The Fund’s position in Japan contributed positively to performance while its position in Israel contributed negatively to performance. The Fund uses a rules-based process, combining momentum, value, and interest rate factors, to help determine a currency hedge ratio on the foreign currency exposure. Over the course of the fiscal year from July 2017 through March 2018, the various hedge ratios collectively provided relatively in-line performance to an unhedged benchmark of Europe, Australasia and Far East (EAFE) small cap stocks. However, from March 2018 to the end of the fiscal year, the hedge ratios collective provided underperformance, in a period where the U.S. dollar rallied broadly. During the fiscal year, the Fund’s use of forward foreign currency contracts contributed positively to performance as a result of the Fund’s use of dynamic currency hedging during periods in which the U.S. dollar strengthened (more currency hedged) or weakened (less currency hedged) against applicable international currencies.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$959.40	0.43%[1]	$2.09
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.43%[1]	$2.16
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through October 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	6.73%	14.20%
Fund Market Price Returns	6.24%	14.62%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Index	7.29%	14.73%
MSCI EAFE Small Cap Local Currency Index	11.82%	13.59%
MSCI EAFE Small Cap Index	12.45%	14.80%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Management’s Discussion of Funds’ Performance as of June 30, 2018 (unaudited)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	21.3%
Industrials	18.4%
Financials	15.4%
Information Technology	10.2%
Telecommunication Services	8.2%
Consumer Staples	7.5%
Materials	6.9%
Health Care	6.4%
Real Estate	2.4%
Utilities	1.5%
Energy	1.1%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Toyota Motor Corp.	5.1%
NTT DOCOMO, Inc.	3.3%
Nippon Telegraph & Telephone Corp.	2.6%
Japan Tobacco, Inc.	2.4%
Mitsubishi UFJ Financial Group, Inc.	2.1%
Nissan Motor Co., Ltd.	1.8%
Japan Post Holdings Co., Ltd.	1.8%
KDDI Corp.	1.7%
Sumitomo Mitsui Financial Group, Inc.	1.7%
Canon, Inc.	1.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged Japan Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged Japan Equity Index (the “Index”). In seeking to track the Index, the Fund invests in Japanese dividend-paying companies while at the same time dynamically hedging exposure to fluctuations of the value of the Japanese yen relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 6.34% at net asset value (“NAV”) for the fiscal year ending June 30, 2018 (for more complete performance information please see the performance table below). The Fund’s position in Industrials contributed positively to performance while its position in Financials contributed negatively to performance. The Fund uses a rules-based process, combining momentum, value, and interest rate factors, to help determine a currency hedge ratio on the underlying Japanese yen exposure. Over the course of the fiscal year, in a period that saw little currency volatility and only modest yen appreciation, the various hedge ratios collectively provided underperformance to an unhedged benchmark of Japanese stocks. During the fiscal year, the Fund’s use of forward foreign currency contracts detracted from performance as a result of the Fund’s use of dynamic currency hedging during periods in which the U.S. dollar strengthened (more currency hedged) or weakened (less currency hedged) against the Japanese yen.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$949.70	0.43%[1]	$2.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.43%[1]	$2.16
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through October 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	6.34%	8.69%
Fund Market Price Returns	5.71%	8.62%
WisdomTree Dynamic Currency Hedged Japan Equity Index	6.98%	9.47%
MSCI Japan Local Currency Index	8.94%	8.28%
MSCI Japan Index	10.51%	11.12%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Management’s Discussion of Funds’ Performance as of June 30, 2018 (unaudited)

WisdomTree Emerging Markets Dividend Fund (DVEM)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.3%
Information Technology	18.4%
Energy	12.7%
Materials	11.5%
Telecommunication Services	6.9%
Consumer Discretionary	6.7%
Consumer Staples	6.5%
Industrials	5.6%
Utilities	4.4%
Real Estate	2.7%
Health Care	1.7%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	3.7%
China Construction Bank Corp., Class H	3.3%
Samsung Electronics Co., Ltd.	3.2%
Lukoil PJSC, ADR	2.0%
Gazprom PJSC, ADR	1.7%
Hon Hai Precision Industry Co., Ltd.	1.7%
China Mobile Ltd.	1.7%
Industrial & Commercial Bank of China Ltd., Class H	1.6%
Bank of China Ltd., Class H	1.2%
China Petroleum & Chemical Corp., Class H	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies in the emerging markets. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 7.05% at net asset value (“NAV”) for the fiscal year ending June 30, 2018 (for more complete performance information please see the performance table below). The Fund’s position in China contributed positively to performance while its position in Indonesia contributed negatively to performance. Additionally, the Fund’s positions in Energy, due to a sizeable oil rally, contributed the most to performance, while its positions in Telecommunication Services contributed the least. During the first six months of the fiscal year, emerging market (“EM”) companies saw significant positive gains along with many of the developed stock markets, which would later prove to serve as a performance cushion for the remaining months of the fiscal year. In February 2018, a U.S. market correction and resurgence in U.S. equity volatility brought down many EM equity markets, as riskier assets were being taken off the table by investors. In addition to the broad market sell-off, the U.S. dollar also appreciated towards the end of the fiscal year, having a negative impact on the performance of EM companies. Potentially the biggest factor to cause EM underperformance in 2018 can be attributed to the growing concerns over potential U.S. and foreign nation trade wars and how they may impact global trade; particularly as it relates to the U.S. and China trade tariffs, as China was the largest weight in the Fund.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$942.90	0.32%	$1.54
Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	0.32%	$1.61

Performance

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	7.05%	14.11%
Fund Market Price Returns	6.51%	14.33%
WisdomTree Emerging Markets Dividend Index	7.21%	14.16%
MSCI Emerging Markets Index	8.20%	16.02%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Management’s Discussion of Funds’ Performance as of June 30, 2018 (unaudited)

WisdomTree Europe Domestic Economy Fund (EDOM)

Sector Breakdown†

Sector	% of Net Assets
Financials	30.0%
Industrials	27.0%
Consumer Discretionary	19.4%
Information Technology	7.3%
Materials	6.7%
Energy	5.6%
Real Estate	3.6%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
TOTAL S.A.	2.3%
Siemens AG, Registered Shares	1.7%
Allianz SE, Registered Shares	1.3%
BNP Paribas S.A.	1.1%
AXA S.A.	1.1%
Vinci S.A.	1.0%
Eni SpA	1.0%
Deutsche Post AG, Registered Shares	0.9%
ING Groep N.V.	0.9%
Amadeus IT Group S.A.	0.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Domestic Economy Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Domestic Economy Index (the “Index”). In seeking to track the Index, the Fund invests in European companies that are sensitive to economic growth prospects in the eurozone and that derive more than 50% of their revenue from Europe. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 5.90% at net asset value (“NAV”) for the fiscal year ending June 30, 2018 (for more complete performance information please see the performance table below). The Fund’s position in Germany contributed most positively to performance, while its position in Netherlands contributed least positively to performance. Additionally, the Fund’s positions in Information Technology sector contributed the most to performance, while its positions in Consumer Discretionary sector contributed the least. Like many of the developed markets, the latter half of 2017 saw significant positive returns. This proved to be a buffer to overall fiscal year returns, as in February 2018, a market correction and resurgence in U.S. equity volatility brought down many of its developed market and European counterparts. In 2018, there are a few explanations for the European equity market’s negative performance: weaker economic data surprising on the downside, fears over the long-term stability of the European Union (“EU”), concerns over details of a potential BREXIT deal between the EU and the United Kingdom, and overarching concerns of potential tariffs and trade wars between the EU and the U.S. Additionally, while the euro has appreciated against the U.S. dollar by 2.26% over the entire fiscal year, it has depreciated 2.67% in 2018 alone.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$948.20	0.48%[1]	$2.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	0.48%[1]	$2.41
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through October 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	5.90%	8.46%
Fund Market Price Returns	4.53%	8.17%
WisdomTree Europe Domestic Economy Index	5.48%	8.32%
MSCI European Economic and Monetary Union (EMU) Index	5.74%	7.42%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on October 29, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Management’s Discussion of Funds’ Performance as of June 30, 2018 (unaudited)

WisdomTree Global ex-Mexico Equity Fund (XMX)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	19.0%
Financials	17.7%
Consumer Discretionary	12.1%
Health Care	11.4%
Industrials	11.3%
Consumer Staples	8.0%
Energy	6.7%
Materials	4.9%
Utilities	3.0%
Real Estate	2.9%
Telecommunication Services	2.8%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	2.2%
Microsoft Corp.	1.7%
Amazon.com, Inc.	1.6%
Facebook, Inc., Class A	1.0%
Alphabet, Inc., Class A	0.9%
JPMorgan Chase & Co.	0.8%
Exxon Mobil Corp.	0.8%
Johnson & Johnson	0.7%
Tencent Holdings Ltd.	0.7%
Berkshire Hathaway, Inc., Class B	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-Mexico Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-Mexico Equity Index (the “Index”). In seeking to track the Index, the Fund invests in large-capitalization companies operating across diversified sectors in developed and emerging markets throughout the world, excluding Mexico. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 11.74% at net asset value (“NAV”) for the fiscal year ending June 30, 2018 (for more complete performance information please see the performance table below). The Fund’s position in the United States contributed positively to performance while its position in Israel contributed negatively to performance. Collectively, global equity markets saw strong performance for the first six months of the fiscal period. In early 2018, the U.S. equity market experienced its first correction in nearly three years and started a new period of market volatility. These events caused a ripple effect throughout most of the global equity markets. However, performance has rebounded from its March 2018 lows. This strategy has benefited from having no exposure to Mexican stocks, as the Mexico equity market has underperformed significantly in the fiscal year in the wake of political uncertainty, trade fears, and a weakening Mexican peso.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,004.50	0.23%[1]	$1.14
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	0.23%[1]	$1.15
[1]

Effective April 1, 2018, the Fund’s management fee was permanently reduced to 0.20%. Prior to April 1, 2018, WisdomTree Asset Management, Inc. had contractually agreed to limit the management fee to 0.30%.

Performance

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	11.74%	13.60%
Fund Market Price Returns	11.14%	13.29%
WisdomTree Global ex-Mexico Equity Index	11.33%	13.41%
MSCI AC World Index	10.73%	13.04%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on February 10, 2017.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Management’s Discussion of Funds’ Performance as of June 30, 2018 (unaudited)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

Sector Breakdown†

Sector	% of Net Assets
Industrials	20.4%
Consumer Discretionary	19.2%
Financials	13.8%
Real Estate	10.8%
Information Technology	8.2%
Materials	7.8%
Consumer Staples	6.5%
Utilities	5.1%
Health Care	2.9%
Energy	2.5%
Telecommunication Services	1.9%
Investment Company	0.5%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†

The sector information shown is that of the Underlying Fund. The Underlying Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets of the Underlying Fund includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Covanta Holding Corp.	1.5%
Brinker International, Inc.	1.2%
Guess?, Inc.	1.1%
Washington Prime Group, Inc.	1.0%
DSW, Inc., Class A	0.8%
Waddell & Reed Financial, Inc., Class A	0.8%
Cheesecake Factory, Inc. (The)	0.8%
Chesapeake Lodging Trust	0.7%
CBL & Associates Properties, Inc.	0.7%
Artisan Partners Asset Management, Inc., Class A	0.6%
*

The ten largest holdings shown is that of the Underlying Fund and are subject to change, and there are no guarantees the Underlying Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any). For a full list of holdings information for the Underlying Fund, please see pages 97 - 103 of this report.

The WisdomTree Global Hedged SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Hedged SmallCap Dividend Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests globally in small capitalization companies while hedging exposure to fluctuations between the U.S. dollar and applicable foreign currencies. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index (including indirect investments through the WisdomTree Global SmallCap Dividend Fund (GSD) (the ‘‘Underlying Fund’’)) whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Fund returned 9.16% at net asset value (“NAV”) for the fiscal year ending June 30, 2018 (for more complete performance information please see the performance table below). The Fund’s exposure to the United States from its investment in the Underlying Fund contributed most positively to performance, while its exposures to Italy and Brazil from its investment in the Underlying Fund contributed most negatively to performance. Additionally, the Fund’s exposure to the Industrials sector from its investment in the Underlying Fund contributed the most to performance, while its exposure to the Telecommunications Services sector from its investment in the Underlying Fund contributed the least. From the beginning of the fiscal period through January 2018, small cap equities globally were continuing to show strong positive performance much like the rest of the market. However, in February 2018, a market correction and resurgence in U.S. equity volatility brought down many of the global equity markets, particularly in small caps. Despite this, the global small cap companies have rebounded to their pre-correction levels by the end of the fiscal period. The Fund’s overall positive performance during the fiscal year, was in large part due to the U.S. being the largest weight in the Underlying Fund, as the U.S. itself has rebounded relatively stronger than many of its developed market counterparts. In the first half of the fiscal year, many foreign currencies appreciated relative to the U.S. dollar, but in the second half of the fiscal year, a near reversal of broad U.S. dollar strengthening occurred against most major currencies. Overall, it was more beneficial to be hedged than unhedged foreign currencies for the entire fiscal year. The Fund’s use of forward foreign currency contracts contributed positively to performance as a result of the overall appreciation in the U.S. dollar against applicable international currencies during the fiscal year.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,004.70	0.00%[1]	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	0.00%[1]	$0.00
[1]

WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investments in the Underlying Fund through October 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason. The impact of AFFEs will cause the “Annualized Expense Ratio” to be higher per the stated net expense ratio in the Fund’s prospectus.

Performance

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	9.16%	13.30%
Fund Market Price Returns	9.34%	13.19%
WisdomTree Global Hedged SmallCap Dividend Index	9.80%	13.64%
MSCI AC World Small Cap Local Currency Index	13.90%	12.71%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on November 19, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Management’s Discussion of Funds’ Performance as of June 30, 2018 (unaudited)

WisdomTree Global SmallCap Dividend Fund (GSD)

Sector Breakdown†

Sector	% of Net Assets
Industrials	20.4%
Consumer Discretionary	19.2%
Financials	13.8%
Real Estate	10.8%
Information Technology	8.2%
Materials	7.8%
Consumer Staples	6.5%
Utilities	5.1%
Health Care	2.9%
Energy	2.5%
Telecommunication Services	1.9%
Investment Company	0.5%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Covanta Holding Corp.	1.5%
Brinker International, Inc.	1.2%
Guess?, Inc.	1.1%
Washington Prime Group, Inc.	1.0%
DSW, Inc., Class A	0.8%
Waddell & Reed Financial, Inc., Class A	0.8%
Cheesecake Factory, Inc. (The)	0.8%
Chesapeake Lodging Trust	0.7%
CBL & Associates Properties, Inc.	0.7%
Artisan Partners Asset Management, Inc., Class A	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests globally in dividend-paying small capitalization companies. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 8.21% at net asset value (“NAV”) for the fiscal year ending June 30, 2018 (for more complete performance information please see the performance table below). The Fund’s position in the United States contributed most positively to performance, while its positions in Italy and Brazil contributed most negatively to performance. Additionally, the Fund’s positions in Industrials contributed the most to performance, while its positions in Telecommunication Services contributed the least. From the beginning of the fiscal period through January 2018, small cap equities globally were continuing to show strong positive performance much like the rest of the market. However, in February 2018, a market correction and resurgence in U.S. equity volatility brought down many of the global equity markets, particularly in small caps. Despite this, the global small cap companies have rebounded to their pre-correction levels by the end of the fiscal period. The Fund’s overall positive performance during the fiscal year, was in large part due to the U.S. being the largest weight in the Fund, as the U.S. itself has rebounded relatively stronger than many of its developed market counterparts. In the first half of the fiscal year, many foreign currencies appreciated relative to the U.S. dollar, but in the second half of the fiscal year, a near reversal of broad U.S. dollar strengthening occurred against most major currencies.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$989.20	0.43%	$2.12
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.43%	$2.16

Performance

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	8.21%	14.18%
Fund Market Price Returns	8.26%	14.26%
WisdomTree Global SmallCap Dividend Index	8.97%	14.39%
MSCI AC World Small Cap Index	13.83%	13.71%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on November 12, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Management’s Discussion of Funds’ Performance as of June 30, 2018 (unaudited)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

Sector Breakdown†

Sector	% of Net Assets
Financials	23.3%
Information Technology	22.0%
Consumer Discretionary	11.7%
Industrials	9.9%
Materials	6.9%
Health Care	6.2%
Consumer Staples	6.2%
Real Estate	5.3%
Energy	3.3%
Utilities	2.8%
Telecommunication Services	1.7%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Tencent Holdings Ltd.	9.3%
Alibaba Group Holding Ltd., ADR	7.1%
China Construction Bank Corp., Class H	3.3%
Ping An Insurance Group Co. of China Ltd., Class A	2.9%
Baidu, Inc., ADR	2.3%
China Merchants Bank Co., Ltd., Class A	2.2%
Industrial & Commercial Bank of China Ltd., Class H	2.0%
China Mobile Ltd.	1.7%
Ping An Insurance Group Co. of China Ltd., Class H	1.6%
Kweichow Moutai Co., Ltd., Class A	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree ICBCCS S&P China 500 Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the S&P China 500 Index (the “Index”). In seeking to track the Index, the Fund invests in a broad universe of Chinese equities (500 companies). The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -6.35% at net asset value (“NAV”) from inception date on December 21, 2017 through June 30, 2018 (for more complete performance information please see the performance table below). The performance difference between the Fund and the Index, was mainly due to security selection and positive cash drag, leading to outperformance of 0.25%. The Fund saw positive total returns from inception to the end of January 2018. In February 2018, U.S. equity markets experienced a sizable correction, the first in nearly three years, beginning a new period of market volatility. These events caused a paralleled ripple effect throughout most global equity markets, particularly in China. What had continued to drag on Chinese equities during the fiscal period was the ever-growing fears of an all-out trade war between China and the U.S. As of the fiscal period-end, sizable tariffs have been announced by both countries, but a trade deal to be struck in the future remains a possibility, as is the goal of both countries. Aside from geopolitical risks, the fundamentals of China remain strong and point to continued growth in both economic data and corporate earnings.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$926.20	0.55%	$2.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76

Performance

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	-6.35%
Fund Market Price Returns	-7.44%
S&P China 500 Index	-6.60%
MSCI China Index	-0.79%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 21, 2017.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Management’s Discussion of Funds’ Performance as of June 30, 2018 (unaudited)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

Sector Breakdown†

Sector	% of Net Assets
Financials	29.8%
Health Care	15.9%
Consumer Discretionary	12.4%
Industrials	8.6%
Consumer Staples	8.3%
Telecommunication Services	6.2%
Information Technology	6.1%
Utilities	5.5%
Energy	2.6%
Materials	2.0%
Real Estate	1.2%
U.S. Government Obligations	0.2%
Other Assets less Liabilities‡	1.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Morgan Stanley, 4.88%, 11/1/22	3.2%
Dow Chemical Co. (The), 4.13%, 11/15/21	3.1%
Verizon Communications, Inc., 4.40%, 11/1/34	3.1%
Citigroup, Inc., 5.50%, 9/13/25	3.0%
Pfizer, Inc., 2.10%, 5/15/19	2.6%
Warner Media LLC, 3.60%, 7/15/25	2.5%
McKesson Corp., 3.80%, 3/15/24	2.3%
Synchrony Financial, 2.70%, 2/3/20	2.3%
HSBC USA, Inc., 5.00%, 9/27/20	2.2%
AT&T, Inc., 4.50%, 3/9/48	2.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Fundamental U.S. Corporate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Fundamental U.S. Corporate Bond Index (the “Index”). In seeking to track the Index, the Fund invests in issuers in the U.S. investment grade corporate bond market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -1.11% at net asset value (“NAV”) for the fiscal year ending June 30, 2018 (for more complete performance information please see the performance table below). Relative to the benchmark, security selection was the primary detractor driven primarily by Utilities (Pacific Gas & Electric Co.) and Communications (AT&T, Inc.). During the fiscal year, credit curves steepened and thus long-end positions generally underperformed. Conversely, the Fund benefited from a positive security selection in Financials and Consumer Staples sectors, which were primarily positioned in the intermediate part of the curve. During the first six months of the fiscal year, the Fund had consistent positive total returns. However, for the following six months, the Fund was negatively impacted by both continued rising interest rates, and from equity market volatility, as credit bonds were sold off during a “risk-off” environment. The Fund underperformance as compared to the Index can mainly be attributed to representative sampling.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$963.70	0.18%[1]	$0.88
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	0.18%[1]	$0.90
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.18% through October 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	-1.11%	1.04%
Fund Market Price Returns	-1.25%	0.62%
WisdomTree Fundamental U.S. Corporate Bond Index	-0.56%	1.68%
BofA Merrill Lynch U.S. Corporate Index	-0.70%	1.89%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Management’s Discussion of Funds’ Performance as of June 30, 2018 (unaudited)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	21.1%
Health Care	17.6%
Materials	10.4%
Energy	9.0%
Consumer Staples	7.6%
Financials	7.6%
Information Technology	7.5%
Industrials	7.4%
Telecommunication Services	4.6%
Utilities	2.2%
Real Estate	1.0%
Other Assets less Liabilities‡	4.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
First Data Corp., 7.00%, 12/1/23	3.1%
HCA, Inc., 4.75%, 5/1/23	3.0%
Navient Corp., 6.13%, 3/25/24	2.4%
CCO Holdings LLC, 5.13%, 5/1/27	2.4%
Scientific Games International, Inc., 10.00%, 12/1/22	2.3%
DPL, Inc., 7.25%, 10/15/21	2.2%
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22	2.1%
DaVita, Inc., 5.75%, 8/15/22	2.0%
Berry Global, Inc., 5.13%, 7/15/23	2.0%
HRG Group, Inc., 7.75%, 1/15/22	2.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Fundamental U.S. High Yield Corporate Bond Index (the “Index”). In seeking to track the Index, the Fund invests in issuers in the U.S. non-investment grade corporate bond (“junk bond”) market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 1.49% at net asset value (“NAV”) for the fiscal year ending June 30, 2018 (for more complete performance information please see the performance table below). Performance was negatively impacted by being underweight to the Energy sector, with a position in Chesapeake Energy Corp. also adding to the drag. In addition, a position in Windstream Services LLC caused underperformance in the Telecommunications Services sector. The best performing sectors were Materials, attributable to a position in Freeport-McMoRan, Inc., and Information Technology, which benefited from a holding in Western Digital Corp. The Fund benefited from the higher yield bonds it held, as this served to help both total return for the fiscal year, and to help offset losses from the bonds during the rise in U.S. interest rates. The Fund underperformance as compared to the Index can mainly be attributed to representative sampling.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$999.80	0.38%[1]	$1.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	0.38%[1]	$1.91
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through October 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	1.49%	5.93%
Fund Market Price Returns	1.90%	5.27%
WisdomTree Fundamental U.S. High Yield Corporate Bond Index	2.62%	7.53%
BofA Merrill Lynch U.S. High Yield Index	2.53%	7.99%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

16	WisdomTree Trust

Management’s Discussion of Funds’ Performance as of June 30, 2018 (unaudited)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

Sector Breakdown†

Sector	% of Net Assets
Financials	31.0%
Health Care	13.0%
Consumer Staples	12.7%
Consumer Discretionary	11.8%
Industrials	9.1%
Information Technology	9.0%
Utilities	5.3%
Telecommunication Services	4.0%
Energy	1.9%
Materials	0.9%
Other Assets less Liabilities‡	1.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Lockheed Martin Corp., 2.50%, 11/23/20	3.1%
JPMorgan Chase & Co., 2.75%, 6/23/20	2.6%
CVS Health Corp., 2.80%, 7/20/20	2.4%
Goldman Sachs Group, Inc. (The), 5.25%, 7/27/21	2.3%
Bank of New York Mellon Corp. (The), 2.05%, 5/3/21	2.3%
HSBC USA, Inc., 2.35%, 3/5/20	2.0%
AT&T, Inc., 3.00%, 2/15/22	2.0%
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	2.0%
United Parcel Service, Inc., 3.13%, 1/15/21	1.9%
Citigroup, Inc., 2.65%, 10/26/20	1.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Fundamental U.S. Short-Term Corporate Bond Index (the “Index”). In seeking to track the Index, the Fund invests in issuers in the short-term U.S. investment grade corporate bond market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 0.19% at net asset value (“NAV”) for the fiscal year ending June 30, 2018 (for more complete performance information please see the performance table below). Relative to the benchmark, security selection within the Industrials and Consumer Discretionary sectors detracted slightly, while selection within the Financials sector contributed positively to results. Generally, the Fund’s higher liquidity bias can result in lower yields relative the benchmark, which has historically been a marginal drag on returns. During the fiscal year, credit curves steepened, while the U.S. yield curve flattened. Due to the shorter-term nature of the Fund, it avoided much of the long-end positions which generally underperformed. The Fund was negatively impacted by rising interest rates, but not as negatively impacted had it been invested in longer-term maturing bonds. The Fund underperformance as compared to the Index can mainly be attributed to representative sampling.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$996.70	0.18%[1]	$0.89
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	0.18%[1]	$0.90
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.18% through October 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	0.19%	0.86%
Fund Market Price Returns	0.13%	0.42%
WisdomTree Fundamental U.S. Short-Term Corporate Bond Index	0.48%	1.34%
BofA Merrill Lynch 1-5 year U.S. Corporate Index	0.19%	1.33%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	17

Management’s Discussion of Funds’ Performance as of June 30, 2018 (unaudited)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

Sector Breakdown†

Sector	% of Net Assets
Health Care	20.8%
Consumer Discretionary	17.0%
Telecommunication Services	10.7%
Industrials	9.9%
Materials	9.9%
Financials	7.0%
Energy	6.7%
Consumer Staples	6.4%
Information Technology	6.1%
Utilities	2.1%
Other Assets less Liabilities‡	3.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
HCA, Inc., 5.88%, 3/15/22	3.1%
Navient Corp., 8.00%, 3/25/20	3.1%
TransDigm, Inc., 5.50%, 10/15/20	2.7%
MGM Resorts International, 6.75%, 10/1/20	2.4%
Scientific Games International, Inc., 10.00%, 12/1/22	2.1%
Arconic, Inc., 5.40%, 4/15/21	2.1%
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22	2.1%
Platform Specialty Products Corp., 6.50%, 2/1/22	2.0%
Dell International LLC, 5.88%, 6/15/21	2.0%
CenturyLink, Inc., 5.63%, 4/1/20, Series V	2.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Index (the “Index”). In seeking to track the Index, the Fund invests in issuers in the short-term U.S. non-investment-grade corporate bond (“junk bond”) market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 3.28% at net asset value (“NAV”) for the fiscal year ending June 30, 2018 (for more complete performance information please see the performance table below). Security selection underperformed in both Energy and Information Technology sectors. Conversely, Materials and Health Care sectors were the largest positive contributors, which benefited from good security selection. The Fund benefited from the higher yield bonds it held, as this served to help both total return for the fiscal year, and to help offset losses from the bonds during the rise in U.S. interest rates. Due to the shorter-term nature of the Fund, it avoided much of the long-end positions which generally underperformed during the fiscal year. The Fund was negatively impacted by rising interest rates, but not as negatively impacted had it been invested in longer-term maturing bonds. The Fund underperformance as compared to the Index can mainly be attributed to representative sampling.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,026.50	0.38%[1]	$1.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	0.38%[1]	$1.91
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through October 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	3.28%	6.06%
Fund Market Price Returns	4.02%	5.49%
WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Index	3.83%	7.78%
BofA Merrill Lynch 1-5 year U.S. High Yield Constrained Index	3.92%	8.88%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

18	WisdomTree Trust

Management’s Discussion of Funds’ Performance as of June 30, 2018 (unaudited)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	26.9%
Consumer Discretionary	14.2%
Health Care	11.7%
Financials	11.5%
Industrials	10.6%
Consumer Staples	6.6%
Energy	6.2%
Real Estate	4.4%
Utilities	2.7%
Materials	2.5%
Telecommunication Services	1.6%
Other Assets less Liabilities‡	1.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Syntel, Inc.	2.9%
Expeditors International of Washington, Inc.	2.7%
MEDNAX, Inc.	2.5%
Jack Henry & Associates, Inc.	2.4%
Cracker Barrel Old Country Store, Inc.	2.3%
Facebook, Inc., Class A	2.1%
Adobe Systems, Inc.	1.9%
Southwestern Energy Co.	1.8%
Hormel Foods Corp.	1.8%
PBF Energy, Inc., Class A	1.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Bearish U.S. Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Bearish U.S. Equity Index (the “Index”). In seeking to track the Index, the Fund invests dynamically in long equity positions (approximately 100 U.S. large- and mid-capitalization stocks) or long U.S. Treasury positions, while also investing dynamically in or otherwise dynamically seeking exposure to short equity positions (approximately 500 U.S. large-capitalization stocks). The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 0.93% at net asset value (“NAV”) for the fiscal year ending June 30, 2018 (for more complete performance information please see the performance table below). The Fund’s position in Information Technology contributed positively to performance while its position in Consumer Discretionary contributed negatively to performance. Due to the investment strategy of the Fund, it is to be expected that the Fund will underperform in markets of positive equity performance and outperform in periods of market downturn. During the first half of the fiscal year, U.S. equities went on a broad run higher, and in turn, the Fund underperformed. However, during 2018, there have been various bouts of volatility and market corrections which sent the market lower. During these times, the Fund outperformed due to its bearish investment strategy with exposures to both U.S. Treasury positions and short equity positions. During the fiscal year, the Fund utilized total return swap contracts to obtain short exposure to the S&P 500 Index. The Fund’s use of total return swap contracts detracted from performance as a result of the overall positive performance of the S&P 500 Index during the fiscal year which conversely generated net losses on the Fund’s total return swap contracts.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$998.50	0.48%[1]	$2.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	0.48%[1]	$2.41
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through October 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	0.93%	2.71%
Fund Market Price Returns	0.97%	2.71%
WisdomTree Dynamic Bearish U.S. Equity Index	-0.36%	2.06%
S&P 500® Index	14.37%	13.85%
S&P 500® Inverse Daily Index	-11.43%	-11.81%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on December 23, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	19

Management’s Discussion of Funds’ Performance as of June 30, 2018 (unaudited)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	27.1%
Consumer Discretionary	14.4%
Health Care	11.7%
Financials	11.6%
Industrials	10.8%
Consumer Staples	6.8%
Energy	6.2%
Real Estate	4.4%
Utilities	2.7%
Materials	2.5%
Telecommunication Services	1.6%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Syntel, Inc.	2.8%
Expeditors International of Washington, Inc.	2.7%
MEDNAX, Inc.	2.5%
Jack Henry & Associates, Inc.	2.4%
Cracker Barrel Old Country Store, Inc.	2.3%
Facebook, Inc., Class A	2.1%
Hormel Foods Corp.	1.9%
Southwestern Energy Co.	1.8%
Adobe Systems, Inc.	1.8%
PBF Energy, Inc., Class A	1.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Long/Short U.S. Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Long/Short U.S. Equity Index (the “Index”). In seeking to track the Index, the Fund invests in long equity positions (approximately 100 U.S. large- and mid-capitalization stocks), while also investing dynamically in or otherwise dynamically seeking exposure to short equity positions (approximately 500 U.S. large-capitalization stocks). The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 10.90% at net asset value (“NAV”) for the fiscal year ending June 30, 2018 (for more complete performance information please see the performance table below). The Fund’s position in Information Technology contributed positively to performance while its position in Consumer Discretionary contributed negatively to performance. On a limited basis during the fiscal year, the Fund utilized total return swaps to obtain short exposure to the S&P 500 Index. For the fiscal year, there were only two months where the hedge ratio wasn’t 0%, meaning, where the Fund did not have 100% net long equity exposure. In early July 2017 and March 2018, the hedge ratio went to 50%, which resulted in a 50% net equity exposure. As a result, the Fund’s limited use of total return swap contracts contributed positively to performance due to the overall negative performance of the S&P 500 Index during the periods of the fiscal year in which the total swap contracts were open which conversely generated net gains on the Fund’s total return swap contracts. Overall, the underlying performance over the fiscal year remained positive due to a rising equity market.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,019.40	0.48%[1]	$2.40
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	0.48%[1]	$2.41
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through October 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	10.90%	13.16%
Fund Market Price Returns	10.78%	13.13%
WisdomTree Dynamic Long/Short U.S. Equity Index	11.13%	13.67%
S&P 500® Index	14.37%	13.85%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on December 23, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

20	WisdomTree Trust

Management’s Discussion of Funds’ Performance as of June 30, 2018 (unaudited)

WisdomTree Balanced Income Fund (WBAL)

Asset Class Breakdown†

Asset Class	% of Net Assets
Fixed Income	39.8%
Domestic Equity	30.5%
International Equity	22.4%
Emerging Markets Equity	7.3%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%
†	The Fund’s asset class breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
WisdomTree U.S. High Dividend Fund (DHS)	20.2%
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)	20.0%
WisdomTree International High Dividend Fund (DTH)	12.4%
WisdomTree U.S. LargeCap Dividend Fund (DLN)	10.3%
WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)	10.0%
WisdomTree Emerging Markets Dividend Fund (DVEM)	7.3%
WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)	5.7%
WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)	5.5%
WisdomTree Emerging Markets Local Debt Fund (ELD)	3.1%
iShares MBS ETF (MBB)	2.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any). For a full list of current holdings information for the underlying WisdomTree funds please visit www.wisdomtree.com.

The WisdomTree Balanced Income Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Balanced Income Index (the “Index”). In seeking to track the Index, the Fund invests in other exchange traded funds with approximately a 60% allocation to equities and a 40% allocation to fixed income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -2.43% at net asset value (“NAV”) from inception date on December 21, 2017 through June 30, 2018 (for more complete performance information please see the performance table below). The Fund’s position in WisdomTree Interest Rate Hedged High Yield Bond Fund contributed positively to performance while its position in WisdomTree Yield Enhanced U.S. Aggregate Bond Fund contributed negatively to performance. Over the course of the fiscal period, there was broad based equity positive performance, due in large part to gains that occurred in the first six months of the fiscal period. During the bouts of market volatility and market correction that occurred in 2018, the Fund experienced negative total returns due to its 60% weight in equity ETFs. In addition, the Fund is income focused, and many of the income-heavy equities have become increasingly respondent to moves in U.S. interest rates. Interest rates in the U.S. over the fiscal period increased across the curve, with the larger relative moves having occurred on the short end of the curve. These rises in interest rates led to negative bond price performance; the Fund’s remaining 40% exposure is in fixed income ETFs. However, the Fund’s allocation to interest rate hedged ETF’s proved beneficial as interest rates rose over the course of the fiscal period.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$969.90	0.03%[1]	$0.15
Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	0.03%[1]	$0.15
[1]

WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investments in Underlying Funds, as well as an additional 0.05%, through December 31, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason. The impact of AFFEs will cause the “Annualized Expense Ratio” to be higher per the stated net expense ratio in the Fund’s prospectus.

Performance

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	-2.43%
Fund Market Price Returns	-2.57%
WisdomTree Balanced Income Index	-2.47%
60/40 MSCI AC World/Bloomberg Barclays U.S. Aggregate Index	-0.46%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 21, 2017.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	21

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The 60/40 MSCI AC World/Bloomberg Barclays U.S. Aggregate Index represents a 60% weight to the MSCI AC World Index and a 40% weight to the Bloomberg Barclays U.S. Aggregate Index.

The BofA Merrill Lynch U.S. Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have an investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $250 million.

The BofA Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million.

The BofA Merrill Lynch 1-5 Year U.S. Corporate Index is a subset of the BofA Merrill Lynch U.S. Corporate Index including all securities with a remaining term to final maturity less than 5 years.

The BofA Merrill Lynch 1-5 Year U.S. High Yield Constrained Index tracks the performance of short-term U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch).

The MSCI AC World Index is a free-floated adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets.

The MSCI AC World Small Cap Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, specifically focusing on the small-cap segment of these equity markets.

The MSCI AC World Small Cap Local Currency Index is a free float-adjusted market capitalization-weighted index designed to measure the equity market performance of developed and emerging markets, specifically focusing on the small-cap segment of these equity markets, in local currency.

The MSCI China Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in China.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada which is calculated in local currency.

The MSCI EAFE Small Cap Index is comprised of small-capitalization stocks in the MSCI EAFE Index.

The MSCI EAFE Small Cap Local Currency Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada, in local currency.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

22	WisdomTree Trust

Description of Indexes (unaudited) (continued)

The MSCI European Economic and Monetary Union (EMU) Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of countries within the EMU.

The MSCI European Economic and Monetary Union (EMU) Local Currency Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of countries within the EMU and calculated in local currency.

The MSCI Japan Index is a capitalization weighted index that is comprised of stocks in Japan.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and calculated in local currency.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P 500® Inverse Daily Index provides inverse (positive or negative) returns of the S&P 500 Index by taking a short position in the index.

The S&P China 500 Index comprises 500 of the largest, most liquid Chinese companies while approximating the sector composition of the broader Chinese equity market. All Chinese share classes including A-shares and offshore listings are eligible for inclusion.

The WisdomTree Balanced Income Index is comprised of exchange-traded funds listed on a major U.S. exchange and aims to maintain a 60% equity and 40% fixed income exposure. The equity exposure is diversified across both domestic (U.S.) and foreign equities, including emerging markets. The fixed income exposure includes government bonds, corporate bonds, mortgage-backed securities and other mortgage-related products.

The WisdomTree Dynamic Bearish U.S. Equity Index includes long equity positions or long U.S. Treasury positions and short equity positions. The long equity positions consist of approximately 100 U.S. large- and mid-capitalization stocks that meet Index eligibility requirements and have the best combined score based on fundamental growth and value signals. The short equity positions include the largest 500 U.S. companies, weighted by market capitalization, designed to act as a market risk hedge.

The WisdomTree Dynamic Currency Hedged Europe Equity Index is a fundamentally weighted index that measures the performance of dividend-paying companies incorporated in developed Europe and is designed to remove from index performance the impact of the changes in the value of the Euro relative to the U.S. dollar with a hedge ratio ranging from 0 to 100% on a monthly basis.

The WisdomTree Dynamic Currency Hedged International Equity Index is a fundamentally weighted index that measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States, and is designed to remove from index performance the impact of changes to the value of foreign currencies relative to the U.S. dollar with a hedge ratio ranging from 0 to 100% on a monthly basis.

The WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Index is designed to provide exposure to the developed market companies while at the same time neutralizing exposure to fluctuations between the value of foreign currencies and the U.S. dollar with a hedge ratio ranging from 0 to 100% on a monthly basis. The Index is comprised of the top 300 companies from the WisdomTree International Equity Index with the best combined rank of growth and quality factors.

The WisdomTree Dynamic Currency Hedged International SmallCap Equity Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada and is designed to remove from index performance the impact of changes to the value of foreign currencies relative to the U.S. dollar with a hedge ratio ranging from 0 to 100% on a monthly basis.

WisdomTree Trust	23

Description of Indexes (unaudited) (continued)

The WisdomTree Dynamic Currency Hedged Japan Equity Index is a fundamentally weighted index that measures the performance of dividend-paying companies in Japan and is designed to remove from index performance the impact of changes in the value of the Japanese Yen relative to the U.S. dollar with a hedge ratio ranging from 0 to 100% on a monthly basis.

The WisdomTree Dynamic Long/Short U.S. Equity Index includes long equity positions and short equity positions. The long equity positions consist of approximately 100 U.S. large- and mid-capitalization stocks that meet Index eligibility requirements and have the best combined score based on fundamental growth and value signals. The short equity positions include the largest 500 U.S. companies, weighted by market capitalization, designed to act as a market risk hedge.

The WisdomTree Emerging Markets Dividend Index is a dividend weighted index that consists of emerging market dividend-paying common stocks.

The WisdomTree Europe Domestic Economy Index is designed to provide exposure to European companies that are most sensitive to economic growth prospects in the Eurozone and that derive more than 50% of their revenue from Europe.

The WisdomTree Fundamental U.S. Corporate Bond Index is designed to capture the performance of selected issuers in the U.S. investment grade corporate bond market that are deemed to have favorable fundamental and income characteristics.

The WisdomTree Fundamental U.S. High Yield Corporate Bond Index is designed to capture the performance of selected issuers in the U.S. non-investment-grade corporate bond market that are deemed to have favorable fundamental and income characteristics.

The WisdomTree Fundamental U.S. Short-Term Corporate Bond Index is designed to capture the performance of selected issuers in the short-term U.S. investment grade corporate bond market that are deemed to have favorable fundamental and income characteristics.

The WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Index is designed to capture the performance of selected issuers in the short-term U.S. non-investment-grade corporate bond market that are deemed to have favorable fundamental and income characteristics.

The WisdomTree Global ex-Mexico Equity Index is a float-adjusted market capitalization weighted index that measures the performance of 2000 largest companies in developed and emerging markets throughout the world, excluding Mexico.

The WisdomTree Global Hedged SmallCap Dividend Index is a fundamentally weighted index that measures the performance of 1000 largest small capitalization companies that rank within the bottom 5% of the WisdomTree Global Dividend Index by market capitalization and is designed to remove from index performance the impact of changes to the value of foreign currencies relative to the U.S. dollar.

The WisdomTree Global SmallCap Dividend Index is a fundamentally weighted index that measures the performance of 1000 largest small capitalization companies that rank within the bottom 5% of the WisdomTree Global Dividend Index by market capitalization.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

24	WisdomTree Trust

Description of Indexes (unaudited) (concluded)

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

WisdomTree Trust	25

Schedule of Investments

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.9%
Austria – 1.4%
Andritz AG	297	$15,764
BAWAG Group AG(a)	173	8,080
Erste Group Bank AG*	1,248	52,091
Lenzing AG	138	16,660
Oesterreichische Post AG	275	12,554
OMV AG	939	53,249
Porr AG	134	4,506
S IMMO AG	272	5,310
Telekom Austria AG*	935	7,794
UNIQA Insurance Group AG	1,549	14,251
Vienna Insurance Group AG Wiener Versicherung Gruppe	512	13,964
Voestalpine AG	426	19,622
Wienerberger AG	284	7,089

Total Austria		230,934
Belgium – 6.4%
Ackermans & van Haaren N.V.	79	13,605
Ageas	941	47,473
Anheuser-Busch InBev S.A./N.V.	6,570	663,525
bpost S.A.	1,661	26,239
Cofinimmo S.A.	130	16,028
Colruyt S.A.	459	26,190
Econocom Group S.A./N.V.	813	4,482
Elia System Operator S.A./N.V.	194	12,073
KBC Group N.V.	1,364	105,299
Kinepolis Group N.V.	90	5,706
Melexis N.V.	125	11,602
Ontex Group N.V.	287	6,303
Proximus SADP	1,130	25,476
Solvay S.A.	276	34,851
UCB S.A.	387	30,427
Umicore S.A.	258	14,805
Warehouses De Pauw CVA	125	15,820

Total Belgium		1,059,904
Finland – 4.8%
Amer Sports Oyj*	195	6,152
Citycon Oyj	5,024	10,875
Cramo Oyj	223	5,184
DNA Oyj	509	12,183
Elisa Oyj	741	34,321
Finnair Oyj	389	4,208
Fortum Oyj	4,088	97,559
Huhtamaki Oyj	209	7,733
Kemira Oyj	639	8,498
Kesko Oyj Class B	223	13,643
Kone Oyj Class B	1,588	80,949
Konecranes Oyj	266	10,975
Metsa Board Oyj	906	10,250
Metso Oyj	553	18,530
Neste Oyj	228	17,889
Nokia Oyj	19,027	109,520
Nokian Renkaat Oyj	510	20,150
Orion Oyj Class B	614	16,553
Outokumpu Oyj	1,907	11,863
Ramirent Oyj	526	5,589
Sampo Oyj Class A	2,849	139,041
Sanoma Oyj	176	1,786
Stora Enso Oyj Class R	1,002	19,607
Tieto Oyj	456	14,779
UPM-Kymmene Oyj	1,583	56,593
Valmet Oyj	592	11,418
Wartsila Oyj Abp	1,534	30,143
YIT Oyj	1,157	6,896

Total Finland		782,887
France – 25.7%
Accor S.A.	352	17,269
Aeroports de Paris	128	28,948
Air Liquide S.A.	736	92,548
Airbus SE	987	115,537
ALD S.A.(a)	941	16,063
Alstom S.A.	174	7,996
Alten S.A.	60	6,186
Altran Technologies S.A.	589	8,541
Amundi S.A.(a)	400	27,713
Arkema S.A.	140	16,575
Atos SE	123	16,795
AXA S.A.	8,342	204,680
Beneteau S.A.	204	3,825
BioMerieux	60	5,401
BNP Paribas S.A.	4,069	252,693
Bollore S.A.	2,618	12,178
Bouygues S.A.	851	36,673
Bureau Veritas S.A.	874	23,327
Carrefour S.A.	2,251	36,453
Casino Guichard Perrachon S.A.	683	26,515
Christian Dior SE	135	56,459
Cie de Saint-Gobain	885	39,544
Cie Generale des Etablissements Michelin SCA	397	48,345
Cie Plastic Omnium S.A.	253	10,696
CNP Assurances	1,809	41,165
Covivio	224	23,302
Credit Agricole S.A.	7,686	102,615
Danone S.A.	1,334	97,921
Edenred	381	12,037
Eiffage S.A.	166	18,060
Electricite de France S.A.	7,891	108,531
Elior Group S.A.(a)	406	5,859
Elis S.A.	392	8,989
Engie S.A.	7,898	121,076
Eramet	45	5,921
Essilor International Cie Generale d’Optique S.A.	206	29,078
Eurazeo S.A.	111	8,417
Eutelsat Communications S.A.	1,103	22,878
Faurecia S.A.	206	14,700

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

June 30, 2018

Investments	Shares	Value
Gaztransport Et Technigaz S.A.	167	$10,237
Getlink	1,044	14,316
Hermes International	59	36,082
ICADE	168	15,751
Iliad S.A.	27	4,267
Imerys S.A.	128	10,349
Ingenico Group S.A.	99	8,900
Ipsen S.A.	56	8,784
IPSOS	129	4,410
JCDecaux S.A.	147	4,919
Kering S.A.	87	49,123
Klepierre S.A.	1,030	38,783
Korian S.A.	150	5,065
L’Oreal S.A.	630	155,570
Lagardere SCA	315	8,316
Legrand S.A.	434	31,873
LVMH Moet Hennessy Louis Vuitton SE	537	178,813
Metropole Television S.A.	183	3,660
Natixis S.A.	10,524	74,682
Nexity S.A.	189	11,938
Orange S.A.	8,051	134,842
Orpea	63	8,407
Pernod Ricard S.A.	160	26,134
Peugeot S.A.	1,572	35,900
Publicis Groupe S.A.	537	36,954
Renault S.A.	737	62,669
Rexel S.A.	576	8,282
Rothschild & Co.	158	5,341
Safran S.A.	361	43,856
Sanofi	3,645	292,155
Schneider Electric SE	1,196	99,730
SCOR SE	424	15,752
SEB S.A.	56	9,781
Societe BIC S.A.	146	13,535
Societe Generale S.A.	2,819	118,866
Sodexo S.A.	325	32,489
Sopra Steria Group	42	8,562
SPIE S.A.	203	4,119
Suez	2,425	31,442
Television Francaise 1	761	8,023
Thales S.A.	195	25,124
TOTAL S.A.	7,826	477,056
Trigano S.A.	26	4,620
Unibail-Rodamco-Westfield	340	74,848
Valeo S.A.	410	22,413
Veolia Environnement S.A.	1,758	37,623
Vicat S.A.	96	6,299
Vinci S.A.	1,178	113,276
Vivendi S.A.	1,842	45,163
Wendel S.A.	37	5,098

Total France		4,215,706
Germany – 24.5%
1&1 Drillisch AG	411	23,398
Aareal Bank AG	356	15,657
adidas AG	236	51,513
Allianz SE Registered Shares	1,416	292,659
alstria office REIT-AG	641	9,632
AURELIUS Equity Opportunities SE & Co. KGaA	236	14,025
Aurubis AG	71	5,430
Axel Springer SE	273	19,746
BASF SE	2,677	256,012
Bayer AG Registered Shares	2,029	223,511
Bayerische Motoren Werke AG	2,201	199,492
Beiersdorf AG	191	21,685
Brenntag AG	320	17,829
CANCOM SE	47	4,801
CECONOMY AG	683	5,692
Comdirect Bank AG	528	7,644
Continental AG	356	81,280
Covestro AG(a)	506	45,147
CTS Eventim AG & Co. KGaA	181	8,914
Daimler AG Registered Shares	5,220	335,996
Deutsche Bank AG Registered Shares	1,145	12,328
Deutsche Boerse AG	271	36,118
Deutsche Lufthansa AG Registered Shares	1,320	31,748
Deutsche Post AG Registered Shares	3,937	128,568
Deutsche Telekom AG Registered Shares*	18,880	292,515
Deutsche Wohnen SE Bearer Shares	379	18,320
DMG MORI AG	190	10,360
Duerr AG	159	7,387
E.ON SE	6,002	64,148
Evonik Industries AG	1,510	51,709
Fielmann AG*	154	10,662
Fraport AG Frankfurt Airport Services Worldwide	143	13,794
Freenet AG	471	12,478
Fresenius Medical Care AG & Co. KGaA	363	36,610
Fresenius SE & Co. KGaA	527	42,333
GEA Group AG	316	10,659
Hamburger Hafen und Logistik AG	245	5,320
Hannover Rueck SE	431	53,743
HeidelbergCement AG	450	37,871
Henkel AG & Co. KGaA	336	37,366
Hochtief AG	121	21,869
Hugo Boss AG	193	17,522
Indus Holding AG	87	5,424
Infineon Technologies AG	840	21,410
Innogy SE(a)	2,032	87,046
K+S AG Registered Shares	347	8,569
KION Group AG	162	11,659
Krones AG	61	7,884
LANXESS AG	126	9,827
LEG Immobilien AG	191	20,757
Leoni AG	103	5,231
Linde AG	541	129,108
MAN SE	411	46,523
Merck KGaA	86	8,396
METRO AG	1,796	22,196
MTU Aero Engines AG	83	15,951

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

June 30, 2018

Investments	Shares	Value
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	573	$121,124
Nemetschek SE	52	6,259
NORMA Group SE	77	5,282
ProSiebenSat.1 Media SE	1,500	38,056
Rheinmetall AG	91	10,047
RWE AG	1,213	27,652
Salzgitter AG	143	6,236
SAP SE	1,408	162,665
Siemens AG Registered Shares	2,199	290,686
Siltronic AG	60	8,585
Sixt SE	53	5,937
Stroeer SE & Co. KGaA	150	9,081
Suedzucker AG	596	9,491
Takkt AG	222	4,059
Talanx AG	856	31,262
Telefonica Deutschland Holding AG	18,763	73,957
ThyssenKrupp AG	429	10,428
TUI AG	1,308	28,688
Uniper SE	994	29,640
United Internet AG Registered Shares	231	13,232
Volkswagen AG	628	103,751
Wacker Chemie AG	88	11,523
Washtec AG	58	5,126
Wirecard AG	37	5,959
Wuestenrot & Wuerttembergische AG	302	6,199

Total Germany		4,018,397
Ireland – 1.1%
AIB Group PLC	5,403	29,333
Bank of Ireland Group PLC	1,735	13,542
CRH PLC	1,675	59,354
Glanbia PLC	485	9,004
Kerry Group PLC Class A	137	14,332
Kingspan Group PLC	193	9,662
Paddy Power Betfair PLC	190	21,074
Smurfit Kappa Group PLC	459	18,596

Total Ireland		174,897
Italy – 11.4%
A2A SpA	11,693	20,274
ACEA SpA	802	11,929
Amplifon SpA	294	6,096
Anima Holding SpA(a)	1,301	6,996
Assicurazioni Generali SpA	7,742	129,893
ASTM SpA	282	6,532
Atlantia SpA	3,765	111,302
Autogrill SpA	516	6,404
Azimut Holding SpA	994	15,383
Banca Farmafactoring SpA(a)	1,458	8,546
Banca Generali SpA	181	4,510
Banca IFIS SpA	200	6,020
Banca Mediolanum SpA	4,356	29,523
Banca Popolare di Sondrio SCPA	1,170	4,710
BPER Banca	1,310	7,199
Brembo SpA	376	5,088
Brunello Cucinelli SpA	106	4,734
Buzzi Unicem SpA	253	6,200
Cerved Group SpA	698	7,498
Credito Emiliano SpA	1,293	9,571
Datalogic SpA	146	5,395
De’ Longhi SpA	625	17,718
Ei Towers SpA	166	9,177
Enav SpA(a)	1,690	8,477
Enel SpA	36,778	204,266
Eni SpA	17,219	319,775
Ferrari N.V.	108	14,690
FinecoBank Banca Fineco SpA	1,083	12,230
Gima TT SpA(a)	275	4,524
Hera SpA	4,024	12,544
IMA Industria Macchine Automatiche SpA	103	8,971
Infrastrutture Wireless Italiane SpA(a)	1,521	11,729
Interpump Group SpA	168	5,225
Intesa Sanpaolo SpA	107,044	310,761
Intesa Sanpaolo SpA RSP	3,392	10,289
Iren SpA	3,592	9,185
Italgas SpA	3,713	20,470
Leonardo SpA	960	9,489
Luxottica Group SpA	849	54,777
Maire Tecnimont SpA	1,096	4,927
MARR SpA	205	5,404
Mediobanca Banca di Credito Finanziario SpA	2,617	24,328
Poste Italiane SpA(a)	5,162	43,213
Prysmian SpA	309	7,695
RAI Way SpA(a)	730	3,418
Recordati SpA	548	21,792
Reply SpA	63	4,281
Salvatore Ferragamo SpA	300	7,321
Saras SpA	5,488	13,302
Snam SpA	15,662	65,391
Societa Cattolica di Assicurazioni SC	744	6,207
Societa Iniziative Autostradali e Servizi SpA	677	10,197
Technogym SpA(a)	352	4,171
Telecom Italia SpA RSP	29,101	19,013
Terna Rete Elettrica Nazionale SpA	7,101	38,403
Tod’s SpA	92	5,731
UniCredit SpA	4,051	67,617
Unione di Banche Italiane SpA	2,232	8,579
Unipol Gruppo SpA	2,969	11,471
UnipolSai Assicurazioni SpA	19,206	42,437

Total Italy		1,872,998
Netherlands – 7.5%
Aalberts Industries N.V.	243	11,638
ABN AMRO Group N.V. CVA(a)	4,979	129,170
Aegon N.V.	9,319	55,882
Akzo Nobel N.V.	787	67,371
ASML Holding N.V.	267	52,902
ASR Nederland N.V.	619	25,280

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

June 30, 2018

Investments	Shares	Value
BE Semiconductor Industries N.V.	658	$17,808
Boskalis Westminster	522	15,206
Corbion N.V.	202	6,439
Euronext N.V.(a)	214	13,605
EXOR N.V.	169	11,385
GrandVision N.V.(a)	349	7,844
Heineken Holding N.V.	493	47,257
Heineken N.V.	919	92,298
IMCD N.V.	97	6,512
ING Groep N.V.	16,943	243,870
Koninklijke Ahold Delhaize N.V.	3,406	81,542
Koninklijke DSM N.V.	217	21,819
Koninklijke KPN N.V.	18,722	50,931
Koninklijke Philips N.V.	1,860	79,102
Koninklijke Volkerwessels N.V.	387	9,949
Koninklijke Vopak N.V.	264	12,197
NN Group N.V.	1,359	55,281
PostNL N.V.	2,956	11,096
Randstad N.V.	709	41,737
SBM Offshore N.V.	432	6,721
Signify N.V.(a)	686	17,821
Sligro Food Group N.V.	143	7,496
TKH Group N.V. CVA	122	7,749
Wessanen	182	3,829
Wolters Kluwer N.V.	290	16,340

Total Netherlands		1,228,077
Portugal – 1.3%
Altri, SGPS, S.A.	876	8,847
EDP – Energias de Portugal S.A.	16,902	67,095
Galp Energia, SGPS, S.A.	2,897	55,252
Jeronimo Martins, SGPS, S.A.	2,784	40,208
NOS, SGPS, S.A.	3,618	19,828
REN – Redes Energeticas Nacionais, SGPS, S.A.	3,110	8,715
Sonae, SGPS, S.A.	9,230	11,100

Total Portugal		211,045
Spain – 14.1%
Acciona S.A.	243	20,121
Acerinox S.A.	819	10,844
ACS Actividades de Construccion y Servicios S.A.	917	37,151
Aena SME S.A.(a)	569	103,304
Amadeus IT Group S.A.	483	38,122
Applus Services S.A.	422	5,632
Atresmedia Corp. de Medios de Comunicacion S.A.	792	6,662
Banco Bilbao Vizcaya Argentaria S.A.	18,643	132,211
Banco de Sabadell S.A.	23,496	39,380
Banco Santander S.A.	61,870	331,709
Bankia S.A.	5,966	22,339
Bankinter S.A.	2,382	23,200
Bolsas y Mercados Espanoles SHMSF S.A.	414	13,670
CaixaBank S.A.	20,632	89,274
Cellnex Telecom S.A.(a)	251	6,330
Cia de Distribucion Integral Logista Holdings S.A.	558	14,437
Cie Automotive S.A.	263	7,763
Distribuidora Internacional de Alimentacion S.A.	4,390	12,788
Ebro Foods S.A.	440	10,269
Enagas S.A.	1,357	39,673
Ence Energia y Celulosa S.A.	850	7,542
Endesa S.A.	6,789	149,771
Euskaltel S.A.(a)	853	7,733
Faes Farma S.A.	1,383	5,861
Ferrovial S.A.	2,814	57,742
Gas Natural SDG S.A.	4,243	112,355
Global Dominion Access S.A.*(a)	173	937
Grifols S.A.	583	17,548
Grupo Catalana Occidente S.A.	242	10,779
Iberdrola S.A.	28,228	218,311
Industria de Diseno Textil S.A.	6,818	232,920
Mapfre S.A.	10,195	30,770
Mediaset Espana Comunicacion S.A.	2,633	22,202
Melia Hotels International S.A.	413	5,661
NH Hotel Group S.A.*	588	4,346
Obrascon Huarte Lain S.A.	3,342	10,695
Papeles y Cartones de Europa S.A.	291	5,762
Prosegur Cash S.A.(a)	3,072	8,285
Prosegur Cia de Seguridad S.A.	1,304	8,518
Red Electrica Corp. S.A.	2,595	52,840
Repsol S.A.	6,397	125,215
Siemens Gamesa Renewable Energy S.A.	600	8,060
Tecnicas Reunidas S.A.	319	10,276
Telefonica S.A.	22,598	192,051
Unicaja Banco S.A.(a)	4,034	6,881
Viscofan S.A.	165	11,241
Zardoya Otis S.A.	1,904	18,184

Total Spain		2,307,365
United Kingdom – 1.7%
Unilever N.V. CVA	4,888	272,708
TOTAL COMMON STOCKS (Cost: $16,675,746)		16,374,918
RIGHTS – 0.0%
Italy – 0.0%
Intesa Sanpaolo SpA, expiring 7/17/18*	106,846	0
Spain – 0.0%
Repsol S.A., expiring 7/6/18*	7,560	4,291
TOTAL RIGHTS (Cost: $4,258)		4,291
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
United States – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(b)
(Cost: $1,430)(c)	1,430	1,430
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $16,681,434)		16,380,639
Other Assets less Liabilities – 0.1%		19,959

NET ASSETS – 100.0%		$16,400,598

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (concluded)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

June 30, 2018

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2018.

(c)	At June 30, 2018, the Fund held collateral with a market value of $1,430 for $1,335 of securities on loan that were unsettled.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/3/2018	1,984,394	EUR	2,316,949	USD	$—	$(68)
Bank of America N.A.	7/3/2018	2,375,256	USD	2,030,342	EUR	4,730	—
Bank of America N.A.	8/2/2018	2,275,998	USD	1,945,123	EUR	39	—
Bank of Montreal	7/3/2018	3,600	EUR	4,200	USD	3	—
Barclays Bank PLC	7/3/2018	2,375,256	USD	2,030,307	EUR	4,770	—
Canadian Imperial Bank of Commerce	7/3/2018	2,375,256	USD	2,030,237	EUR	4,851	—
Citibank N.A.	7/3/2018	1,984,394	EUR	2,316,949	USD	—	(68)
Citibank N.A.	8/2/2018	2,275,998	USD	1,945,156	EUR	—	—
Credit Suisse International	7/3/2018	1,809,720	USD	1,546,909	EUR	3,625	—
Goldman Sachs	7/3/2018	883,002	EUR	1,028,249	USD	2,701	—
Goldman Sachs	7/3/2018	1,984,404	EUR	2,316,949	USD	—	(57)
Goldman Sachs	7/3/2018	1,028,249	USD	885,367	EUR	—	(5,461)
Goldman Sachs	8/2/2018	2,275,998	USD	1,945,130	EUR	31	—
State Street Bank and Trust	7/3/2018	237,474	EUR	277,651	USD	—	(388)
State Street Bank and Trust	7/3/2018	1,511,944	EUR	1,765,297	USD	—	(26)
State Street Bank and Trust	7/3/2018	2,375,256	USD	2,030,227	EUR	4,863	—
State Street Bank and Trust	8/2/2018	1,734,095	USD	1,482,011	EUR	16	—
UBS AG	7/3/2018	1,984,415	EUR	2,316,949	USD	—	(45)
UBS AG	8/2/2018	2,275,998	USD	1,945,171	EUR	—	(17)
						$25,629	$(6,130)

CURRENCY LEGEND

EUR – Euro

USD – U.S. dollar

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.5%
Australia – 7.4%
AGL Energy Ltd.	14,887	$247,263
Alumina Ltd.	103,400	213,912
Amcor Ltd.	24,306	258,782
AMP Ltd.	94,917	249,661
Ansell Ltd.	2,900	58,259
Aristocrat Leisure Ltd.	12,065	275,450
Asaleo Care Ltd.	42,032	43,322
ASX Ltd.	4,348	206,854
Aurizon Holdings Ltd.	52,505	167,975
Australia & New Zealand Banking Group Ltd.	64,606	1,348,012
Bank of Queensland Ltd.	14,763	111,149
Beach Energy Ltd.	124,526	161,471
Bendigo & Adelaide Bank Ltd.	14,286	114,419
BHP Billiton Ltd.	51,601	1,292,832
Boral Ltd.	23,205	111,957
Brambles Ltd.	26,912	176,569
Brickworks Ltd.	3,215	37,151
carsales.com Ltd.	8,691	97,091
CIMIC Group Ltd.	5,175	161,736
Cleanaway Waste Management Ltd.	87,673	109,473
Cochlear Ltd.	707	104,562
Commonwealth Bank of Australia	40,513	2,181,219
Computershare Ltd.	12,684	172,718
Crown Resorts Ltd.	14,146	141,099
CSL Ltd.	3,087	439,333
CSR Ltd.	22,550	76,474
Downer EDI Ltd.	21,925	109,831
Fortescue Metals Group Ltd.	103,215	334,783
Genworth Mortgage Insurance Australia Ltd.	22,520	42,762
GrainCorp Ltd. Class A	8,226	46,677
Harvey Norman Holdings Ltd.	45,037	110,475
Healthscope Ltd.	34,070	55,632
Incitec Pivot Ltd.	30,809	82,631
Insurance Australia Group Ltd.	68,517	431,821
IOOF Holdings Ltd.	10,580	70,275
Macquarie Group Ltd.	6,320	577,388
Medibank Pvt Ltd.	67,026	144,605
National Australia Bank Ltd.	74,195	1,502,588
Newcrest Mining Ltd.	8,843	142,434
NIB Holdings Ltd.	16,250	68,796
Nine Entertainment Co. Holdings Ltd.	81,506	149,347
Orica Ltd.	11,034	144,706
Orora Ltd.	57,002	150,354
Perpetual Ltd.	2,131	65,499
Premier Investments Ltd.	7,858	98,003
QBE Insurance Group Ltd.	24,834	178,715
Qube Holdings Ltd.	43,299	77,099
REA Group Ltd.	2,539	170,467
Rio Tinto Ltd.	9,582	590,727
Sonic Healthcare Ltd.	8,726	158,150
South32 Ltd.	82,611	220,344
Steadfast Group Ltd.	41,381	85,914
Suncorp Group Ltd.	28,316	305,241
Tabcorp Holdings Ltd.	38,376	126,459
Telstra Corp., Ltd.	398,664	771,728
Treasury Wine Estates Ltd.	7,383	94,861
Washington H Soul Pattinson & Co., Ltd.	10,488	160,328
Wesfarmers Ltd.	23,542	858,568
Westpac Banking Corp.	84,131	1,821,293
Woodside Petroleum Ltd.	14,948	391,632
Woolworths Group Ltd.	23,589	531,925

Total Australia		19,430,801
Austria – 0.5%
Andritz AG	1,259	66,824
Erste Group Bank AG*	4,407	183,948
EVN AG	12,869	240,403
Lenzing AG	485	58,551
OMV AG	6,767	383,743
Voestalpine AG	5,496	253,145

Total Austria		1,186,614
Belgium – 1.9%
Ackermans & van Haaren N.V.	1,103	189,952
Ageas	4,998	252,149
Anheuser-Busch InBev S.A./N.V.	31,104	3,141,290
Bekaert S.A.	1,221	39,631
bpost S.A.	10,277	162,345
Colruyt S.A.	2,668	152,231
Elia System Operator S.A./N.V.	2,534	157,692
KBC Group N.V.	6,832	527,420
Proximus SADP	10,825	244,054
Solvay S.A.	1,180	148,999

Total Belgium		5,015,763
China – 2.9%
Beijing Enterprises Holdings Ltd.	29,000	141,203
China Everbright International Ltd.	95,000	122,785
China Jinmao Holdings Group Ltd.	284,000	142,625
China Mobile Ltd.	393,000	3,491,463
China Overseas Land & Investment Ltd.	152,000	500,825
China Power International Development Ltd.	844,666	194,870
China Resources Power Holdings Co., Ltd.	142,000	250,137
CITIC Ltd.	336,000	473,671
CNOOC Ltd.	698,000	1,204,637
Fosun International Ltd.	90,500	170,262
Guangdong Investment Ltd.	178,000	282,696
Guotai Junan International Holdings Ltd.	292,000	63,272
Lenovo Group Ltd.	334,000	180,933
Shanghai Industrial Holdings Ltd.	41,000	95,531
Sino-Ocean Group Holding Ltd.	218,000	126,708
Sun Art Retail Group Ltd.	140,500	183,741

Total China		7,625,359
Denmark – 1.3%
AP Moller – Maersk A/S Class B	61	75,974
Coloplast A/S Class B	2,900	289,841
Danske Bank A/S	13,697	428,736

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2018

Investments	Shares	Value
DSV A/S	1,087	$87,825
GN Store Nord A/S	2,537	115,609
ISS A/S	2,152	73,953
Novo Nordisk A/S Class B	22,148	1,027,315
Novozymes A/S Class B	1,297	65,790
Orsted A/S(a)	4,406	266,507
Pandora A/S	1,898	132,591
Rockwool International A/S Class B	362	141,362
Royal Unibrew A/S	3,739	297,937
SimCorp A/S	1,350	109,371
Tryg A/S	11,404	267,699
Vestas Wind Systems A/S	1,814	112,282

Total Denmark		3,492,792
Finland – 1.5%
Elisa Oyj	4,685	216,994
F-Secure Oyj	11,789	51,822
Fortum Oyj	29,629	707,088
Kesko Oyj Class B	2,969	181,642
Kone Oyj Class B	6,393	325,885
Metso Oyj	2,844	95,299
Neste Oyj	4,161	326,470
Nokia Oyj	88,942	511,952
Nokian Renkaat Oyj	2,344	92,611
Orion Oyj Class B	2,670	71,980
Outokumpu Oyj	8,358	51,993
Sampo Oyj Class A	9,839	480,179
Tieto Oyj	3,009	97,525
UPM-Kymmene Oyj	10,067	359,899
Valmet Oyj	2,992	57,710
Wartsila Oyj Abp	6,534	128,392
YIT Oyj	15,484	92,290

Total Finland		3,849,731
France – 10.8%
Accor S.A.	3,752	184,075
Aeroports de Paris	1,128	255,102
Air Liquide S.A.	3,504	440,611
Airbus SE	6,844	801,149
ALD S.A.(a)	5,391	92,022
Amundi S.A.(a)	2,728	189,003
Arkema S.A.	614	72,691
AXA S.A.	49,744	1,220,522
BioMerieux	693	62,383
BNP Paribas S.A.	24,933	1,548,389
Bollore S.A.	15,407	71,666
Bouygues S.A.	6,471	278,863
Bureau Veritas S.A.	4,159	111,005
Capgemini SE	1,642	220,852
Carrefour S.A.	15,029	243,379
Casino Guichard Perrachon S.A.	4,397	170,696
Christian Dior SE	1,554	649,909
Cie de Saint-Gobain	7,683	343,293
Cie Generale des Etablissements Michelin SCA	2,231	271,681
CNP Assurances	10,688	243,211
Credit Agricole S.A.	53,535	714,743
Danone S.A.	7,943	583,047
Dassault Systemes SE	1,917	268,583
Edenred	5,768	182,234
Electricite de France S.A.	51,727	711,440
Engie S.A.	48,083	737,109
Essilor International Cie Generale d’Optique S.A.	1,257	177,434
Eutelsat Communications S.A.	7,598	157,594
Gaztransport Et Technigaz S.A.	1,086	66,568
Hermes International	590	360,822
Iliad S.A.	246	38,875
Imerys S.A.	962	77,780
Ipsen S.A.	1,332	208,938
JCDecaux S.A.	2,466	82,517
Kering S.A.	1,092	616,573
Klepierre S.A.	5,165	194,480
L’Oreal S.A.	4,674	1,154,183
Legrand S.A.	2,834	208,126
LVMH Moet Hennessy Louis Vuitton SE	4,072	1,355,917
Metropole Television S.A.	5,036	100,721
Natixis S.A.	60,150	426,847
Nexity S.A.	1,263	79,777
Orange S.A.	46,823	784,216
Pernod Ricard S.A.	1,820	297,279
Peugeot S.A.	8,693	198,525
Publicis Groupe S.A.	3,528	242,781
Remy Cointreau S.A.	960	124,414
Renault S.A.	4,233	359,943
Rexel S.A.	4,076	58,606
Rubis SCA	1,394	87,075
Safran S.A.	4,453	540,967
Sanofi	22,620	1,813,046
Schneider Electric SE	7,332	611,389
SCOR SE	5,188	192,742
Societe BIC S.A.	814	75,461
Societe Generale S.A.	17,163	723,697
Sodexo S.A.	1,954	195,333
SPIE S.A.	4,967	100,791
Suez	14,095	182,751
Teleperformance	1,087	192,019
Television Francaise 1	6,705	70,691
Thales S.A.	2,334	300,711
TOTAL S.A.	49,876	3,040,332
Unibail-Rodamco-Westfield	1,733	381,505
Valeo S.A.	2,275	124,362
Veolia Environnement S.A.	8,246	176,474
Vicat S.A.	490	32,152
Vinci S.A.	8,253	793,604
Vivendi S.A.	18,960	464,872
Wendel S.A.	422	58,139

Total France		28,198,687
Germany – 8.1%
1&1 Drillisch AG	2,171	123,595
Aareal Bank AG	2,710	119,190

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2018

Investments	Shares	Value
adidas AG	1,245	$271,751
Allianz SE Registered Shares	7,133	1,474,247
AURELIUS Equity Opportunities SE & Co. KGaA	1,109	65,906
Aurubis AG	543	41,526
Axel Springer SE	2,283	165,129
BASF SE	12,828	1,226,794
Bayer AG Registered Shares	9,753	1,074,375
Bayerische Motoren Werke AG	10,854	983,773
BayWa AG	1,446	48,960
Bechtle AG	1,826	140,922
Beiersdorf AG	2,378	269,981
Brenntag AG	1,729	96,332
Carl Zeiss Meditec AG Bearer Shares	2,598	177,296
CECONOMY AG	7,814	65,122
Comdirect Bank AG	3,395	49,152
Continental AG	1,677	382,883
Covestro AG(a)	2,552	227,700
CTS Eventim AG & Co. KGaA	2,726	134,248
Daimler AG Registered Shares	24,805	1,596,625
Deutsche Bank AG Registered Shares	11,117	119,698
Deutsche Boerse AG	1,723	229,634
Deutsche Lufthansa AG Registered Shares	7,884	189,622
Deutsche Post AG Registered Shares	19,665	642,188
Deutsche Telekom AG Registered Shares*	91,434	1,416,623
Deutsche Wohnen SE Bearer Shares	5,061	244,631
DMG MORI AG	886	48,309
Duerr AG	748	34,750
E.ON SE	30,858	329,803
Evonik Industries AG	6,304	215,876
Fielmann AG*	1,781	123,309
Fraport AG Frankfurt Airport Services Worldwide	1,434	138,328
Freenet AG	4,007	106,152
Fresenius SE & Co. KGaA	2,437	195,758
GEA Group AG	2,455	82,808
Hamburger Hafen und Logistik AG	2,339	50,795
Hannover Rueck SE	1,837	229,064
HeidelbergCement AG	2,230	187,670
Henkel AG & Co. KGaA	2,058	228,868
Hochtief AG	686	123,985
Hugo Boss AG	1,459	132,461
Indus Holding AG	749	46,698
Infineon Technologies AG	3,595	91,628
Innogy SE(a)	9,944	425,975
K+S AG Registered Shares	2,559	63,191
Krones AG	606	78,324
LANXESS AG	701	54,673
LEG Immobilien AG	1,210	131,497
Linde AG	2,670	637,188
MAN SE	1,608	182,016
Merck KGaA	1,076	105,050
METRO AG	15,675	193,720
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	3,048	644,302
OSRAM Licht AG	1,814	74,128
ProSiebenSat.1 Media SE	8,164	207,128
RWE AG	6,540	149,089
SAP SE	8,237	951,613
Siemens AG Registered Shares	11,205	1,481,190
Software AG	1,762	82,104
Suedzucker AG	2,997	47,728
Talanx AG	3,778	137,976
Telefonica Deutschland Holding AG	84,247	332,072
ThyssenKrupp AG	2,963	72,026
TUI AG	16,172	354,691
Uniper SE	5,356	159,712
Volkswagen AG	2,705	446,889
Vossloh AG	993	48,346
Wacker Chemie AG	635	83,147
Wirecard AG	905	145,763

Total Germany		21,233,703
Hong Kong – 2.5%
AIA Group Ltd.	87,000	760,721
Bank of East Asia Ltd. (The)	35,600	142,256
BOC Hong Kong Holdings Ltd.	118,000	555,749
CLP Holdings Ltd.	33,000	355,429
Dah Sing Banking Group Ltd.	40,000	83,819
Hang Lung Group Ltd.	39,000	109,363
Hang Lung Properties Ltd.	65,000	134,052
Hang Seng Bank Ltd.	23,700	592,693
Henderson Land Development Co., Ltd.	50,000	264,484
Hong Kong & China Gas Co., Ltd.	238,103	455,845
Hong Kong Exchanges & Clearing Ltd.	13,867	417,135
Hopewell Holdings Ltd.	16,500	56,364
MTR Corp., Ltd.	62,500	345,742
New World Development Co., Ltd.	210,010	295,523
PCCW Ltd.	238,000	134,085
Power Assets Holdings Ltd.	44,500	311,113
Sino Land Co., Ltd.	94,000	152,884
Sun Hung Kai Properties Ltd.	44,000	664,028
Swire Pacific Ltd. Class B	70,000	124,556
Techtronic Industries Co., Ltd.	49,000	273,248
Wharf Holdings Ltd. (The)	73,000	234,480
Wheelock & Co., Ltd.	16,000	111,453

Total Hong Kong		6,575,022
Ireland – 0.4%
AIB Group PLC	26,392	143,285
CRH PLC	8,377	296,840
DCC PLC	1,080	98,314
Grafton Group PLC	4,060	42,667
Irish Continental Group PLC	6,972	41,108
Paddy Power Betfair PLC	1,040	115,354
Smurfit Kappa Group PLC	4,262	172,671

Total Ireland		910,239
Israel – 0.4%
Bank Hapoalim BM	22,597	152,785
Bezeq Israeli Telecommunication Corp., Ltd.	147,321	165,651
Carasso Motors Ltd.	9,784	53,964

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2018

Investments	Shares	Value
First International Bank of Israel Ltd.	5,042	$105,164
Frutarom Industries Ltd.	905	88,632
Harel Insurance Investments & Financial Services Ltd.	20,692	154,941
Israel Chemicals Ltd.	33,156	151,263
Mediterranean Towers Ltd.	32,257	57,886
Mizrahi Tefahot Bank Ltd.	5,729	105,125
Strauss Group Ltd.	5,771	116,033

Total Israel		1,151,444
Italy – 3.5%
A2A SpA	73,995	128,294
ACEA SpA	4,985	74,150
Ascopiave SpA	21,065	73,537
Assicurazioni Generali SpA	32,725	549,050
Atlantia SpA	17,088	505,162
Azimut Holding SpA	4,299	66,531
Banca Generali SpA	2,723	67,845
Banca Mediolanum SpA	19,517	132,279
BPER Banca	8,767	48,180
Brembo SpA	4,655	62,991
Credito Emiliano SpA	11,814	87,450
Davide Campari-Milano SpA	9,414	77,434
De’ Longhi SpA	3,054	86,575
DiaSorin SpA	1,749	199,508
Ei Towers SpA	999	55,228
Enav SpA(a)	33,618	168,621
Enel SpA	172,375	957,377
Eni SpA	67,620	1,255,775
FinecoBank Banca Fineco SpA	11,427	129,040
Hera SpA	25,038	78,053
Infrastrutture Wireless Italiane SpA(a)	23,581	181,849
Intesa Sanpaolo SpA	500,010	1,451,586
Iren SpA	65,020	166,252
Italgas SpA	16,417	90,510
Leonardo SpA	6,174	61,027
Luxottica Group SpA	3,817	246,268
Mediobanca Banca di Credito Finanziario SpA	23,230	215,947
Parmalat SpA	36,621	123,567
Poste Italiane SpA(a)	26,902	225,206
Prysmian SpA	3,724	92,742
Recordati SpA	3,285	130,634
Snam SpA	61,793	257,996
Societa Cattolica di Assicurazioni SC	5,710	47,634
Societa Iniziative Autostradali e Servizi SpA	11,028	166,097
Telecom Italia SpA RSP	120,079	78,455
Terna Rete Elettrica Nazionale SpA	38,580	208,644
UniCredit SpA	19,560	326,482
Unione di Banche Italiane SpA	22,245	85,500
Unipol Gruppo SpA	18,378	71,002
UnipolSai Assicurazioni SpA	73,675	162,792

Total Italy		9,193,270
Japan – 17.7%
Aichi Steel Corp.	1,200	46,206
Aisin Seiki Co., Ltd.	4,200	191,486
AIT Corp.	10,900	115,726
Alinco, Inc.	9,200	88,873
Alpen Co., Ltd.	8,600	185,021
Amada Holdings Co., Ltd.	16,100	154,801
ANA Holdings, Inc.	4,000	146,942
Astellas Pharma, Inc.	20,900	318,694
Bank of Kyoto Ltd. (The)	5,200	240,834
Bank of Nagoya Ltd. (The)	3,400	118,178
Benesse Holdings, Inc.	6,100	216,431
Bridgestone Corp.	12,600	492,898
Canon, Inc.	27,800	911,315
Cawachi Ltd.	5,400	110,520
Chiba Bank Ltd. (The)	20,800	147,036
Chukyo Bank Ltd. (The)	4,900	103,030
Dai-ichi Life Holdings, Inc.	15,200	271,161
Daido Steel Co., Ltd.	4,000	184,896
Daiichi Sankyo Co., Ltd.	7,500	286,891
Daiken Medical Co., Ltd.	13,900	95,875
Daito Trust Construction Co., Ltd.	1,300	211,375
Daiwa House Industry Co., Ltd.	8,600	293,176
Daiwa Securities Group, Inc.	45,500	264,254
Denso Corp.	9,200	449,514
Dowa Holdings Co., Ltd.	1,700	52,413
Eagle Industry Co., Ltd.	4,800	77,223
Eisai Co., Ltd.	5,200	366,368
FamilyMart UNY Holdings Co., Ltd.	1,800	189,482
FANUC Corp.	2,600	516,526
Fast Retailing Co., Ltd.	900	413,660
FUJIFILM Holdings Corp.	7,000	273,390
Fujitsu Ltd.	43,000	260,799
Fukuoka Financial Group, Inc.	32,000	160,917
Geostr Corp.	22,400	126,798
Glory Ltd.	3,600	100,754
Goldcrest Co., Ltd.	3,900	63,483
Gunma Bank Ltd. (The)	20,500	107,714
Hachijuni Bank Ltd. (The)	25,100	107,411
Hiday Hidaka Corp.	8,160	182,774
Hino Motors Ltd.	11,400	121,755
Hitachi Chemical Co., Ltd.	6,700	135,192
Hitachi Ltd.	61,000	430,439
Hitachi Metals Ltd.	8,200	85,135
Hokkan Holdings Ltd.	42,000	141,435
Hokuhoku Financial Group, Inc.	5,700	75,904
Honda Motor Co., Ltd.	24,800	728,338
Hulic Co., Ltd.	14,700	157,000
Idemitsu Kosan Co., Ltd.	7,600	271,024
Isetan Mitsukoshi Holdings Ltd.	16,600	207,416
Isuzu Motors Ltd.	16,300	216,544
ITOCHU Corp.	32,300	585,404
Iyo Bank Ltd. (The)	13,700	90,538
J. Front Retailing Co., Ltd.	12,100	184,288
Japan Airlines Co., Ltd.	4,800	170,220
Japan Post Holdings Co., Ltd.	70,200	768,768
Japan Post Insurance Co., Ltd.	9,200	189,208
Japan Tobacco, Inc.	39,200	1,095,328

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2018

Investments	Shares	Value
JFE Holdings, Inc.	9,700	$183,553
JSR Corp.	6,200	105,568
JXTG Holdings, Inc.	54,400	378,268
Kajima Corp.	18,000	139,430
Kawasaki Heavy Industries Ltd.	4,900	144,436
KDDI Corp.	34,600	946,803
Keihanshin Building Co., Ltd.	24,300	200,516
Keiyo Co., Ltd.	20,200	100,302
Komatsu Ltd.	18,300	523,400
Konica Minolta, Inc.	13,600	126,343
Kubota Corp.	14,200	223,451
Kuraray Co., Ltd.	11,400	157,057
Kurimoto Ltd.	2,500	44,080
Kyoritsu Printing Co., Ltd.	27,000	90,922
Kyushu Railway Co.	3,700	113,240
Lawson, Inc.	3,000	187,424
LIXIL Group Corp.	7,700	154,049
Marubeni Corp.	40,300	307,476
Mazda Motor Corp.	15,800	193,996
McDonald’s Holdings Co., Japan Ltd.	5,000	255,044
Michinoku Bank Ltd. (The)	12,300	201,659
MINEBEA MITSUMI, Inc.	8,600	145,501
Mitsubishi Chemical Holdings Corp.	39,700	332,395
Mitsubishi Corp.	31,400	872,561
Mitsubishi Electric Corp.	29,700	395,365
Mitsubishi Heavy Industries Ltd.	5,500	200,158
Mitsubishi Logistics Corp.	6,800	146,909
Mitsubishi Materials Corp.	4,700	129,206
Mitsubishi Motors Corp.	17,300	137,913
Mitsubishi Tanabe Pharma Corp.	13,300	229,822
Mitsubishi UFJ Financial Group, Inc.	162,100	923,589
Mitsui Mining & Smelting Co., Ltd.	2,500	106,419
Mizuho Financial Group, Inc.	376,600	634,098
Modec, Inc.	7,500	207,872
MOS Food Services, Inc.	5,500	162,371
MS&AD Insurance Group Holdings, Inc.	9,700	301,601
MTI Ltd.	13,400	74,885
Murata Manufacturing Co., Ltd.	2,600	437,069
Nachi-Fujikoshi Corp.	6,100	272,879
Nagaileben Co., Ltd.	3,000	76,270
Nakanishi, Inc.	8,900	202,081
NGK Spark Plug Co., Ltd.	7,400	211,114
Nihon Yamamura Glass Co., Ltd.	77,000	130,691
Nintendo Co., Ltd.	1,200	392,182
Nippon Kayaku Co., Ltd.	12,900	144,297
Nippon Light Metal Holdings Co., Ltd.	27,200	61,146
Nippon Paper Industries Co., Ltd.	8,100	129,290
Nippon Steel & Sumitomo Metal Corp.	16,500	324,071
Nippon Telegraph & Telephone Corp.	26,600	1,209,386
Nissan Motor Co., Ltd.	83,700	814,595
Nitto Denko Corp.	2,100	158,934
NOK Corp.	9,400	181,949
Nomura Holdings, Inc.	55,600	270,157
Nomura Real Estate Holdings, Inc.	5,100	113,175
NSK Ltd.	13,200	136,213
NTN Corp.	37,400	153,294
NTT DOCOMO, Inc.	61,000	1,554,394
Obayashi Corp.	12,800	133,241
Oji Holdings Corp.	48,000	297,711
Oki Electric Industry Co., Ltd.	7,800	87,320
Okumura Corp.	2,300	75,064
Ono Pharmaceutical Co., Ltd.	7,400	173,501
Otsuka Holdings Co., Ltd.	7,500	363,201
Panasonic Corp.	35,300	475,968
Park24 Co., Ltd.	4,500	122,489
Raysum Co., Ltd.	10,100	148,356
Resona Holdings, Inc.	46,400	248,243
Ricoh Co., Ltd.	8,600	78,884
SAMTY Co., Ltd.	7,000	128,290
SBI Holdings, Inc.	5,200	133,985
Sega Sammy Holdings, Inc.	12,200	209,052
Seiko Holdings Corp.	6,000	129,138
Sekisui House Ltd.	15,200	268,966
Seven & I Holdings Co., Ltd.	10,500	457,956
Shin-Etsu Chemical Co., Ltd.	5,400	481,327
SoftBank Group Corp.	5,800	417,491
Sojitz Corp.	80,500	292,159
Sompo Holdings, Inc.	9,000	364,014
Sony Financial Holdings, Inc.	8,800	168,111
Sparx Group Co., Ltd.	43,600	99,194
Subaru Corp.	14,600	425,089
SUMCO Corp.	7,400	149,450
Sumitomo Chemical Co., Ltd.	30,000	170,090
Sumitomo Corp.	22,700	372,988
Sumitomo Electric Industries Ltd.	13,500	201,101
Sumitomo Metal Mining Co., Ltd.	7,400	283,133
Sumitomo Mitsui Financial Group, Inc.	24,700	960,215
Sumitomo Mitsui Trust Holdings, Inc.	8,900	352,979
Sumitomo Rubber Industries Ltd.	6,300	100,104
Suzuki Motor Corp.	6,900	381,115
T&D Holdings, Inc.	12,500	187,841
Takara Standard Co., Ltd.	5,700	94,944
Takeda Pharmaceutical Co., Ltd.	14,900	629,280
Tochigi Bank Ltd. (The)	39,300	136,245
Tokai Tokyo Financial Holdings, Inc.	39,200	250,563
Tokio Marine Holdings, Inc.	10,700	501,648
Tokyo Electron Device Ltd.	5,300	96,894
Tokyo Electron Ltd.	3,700	635,345
Tokyu Fudosan Holdings Corp.	18,200	128,492
Toray Industries, Inc.	19,300	152,288
Toyo Tire & Rubber Co., Ltd.	3,900	57,075
Toyota Motor Corp.	45,374	2,937,133
UACJ Corp.	1,700	36,651
Unizo Holdings Co., Ltd.	6,900	128,637
Yamaha Corp.	5,700	296,411
Yamaha Motor Co., Ltd.	6,300	158,460
Yokohama Rubber Co., Ltd. (The)	8,600	178,809

Total Japan		46,406,291

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2018

Investments	Shares	Value
Netherlands – 2.2%
Aalberts Industries N.V.	1,268	$60,728
ABN AMRO Group N.V. CVA(a)	20,466	530,949
Aegon N.V.	36,871	221,098
Akzo Nobel N.V.	2,825	241,834
Arcadis N.V.	1,587	28,646
ASM International N.V.	1,744	96,435
ASML Holding N.V.	1,616	320,183
BE Semiconductor Industries N.V.	1,528	41,353
BinckBank N.V.	7,243	41,057
Boskalis Westminster	2,536	73,875
Brunel International N.V.	2,614	44,254
Corbion N.V.	1,715	54,664
Heineken Holding N.V.	1,570	150,494
Heineken N.V.	4,079	409,665
IMCD N.V.	1,234	82,843
ING Groep N.V.	71,548	1,029,831
Koninklijke Ahold Delhaize N.V.	16,402	392,674
Koninklijke DSM N.V.	1,914	192,452
Koninklijke KPN N.V.	83,106	226,081
Koninklijke Philips N.V.	11,898	505,998
Koninklijke Volkerwessels N.V.	998	25,658
NN Group N.V.	7,583	308,457
PostNL N.V.	26,176	98,256
Randstad N.V.	2,984	175,662
Signify N.V.(a)	3,129	81,285
Wessanen	3,509	73,827
Wolters Kluwer N.V.	4,944	278,575

Total Netherlands		5,786,834
New Zealand – 0.5%
Abano Healthcare Group Ltd.	10,797	64,329
Contact Energy Ltd.	36,379	144,088
Freightways Ltd.	20,278	107,363
Genesis Energy Ltd.	69,091	114,138
Mainfreight Ltd.	5,696	107,210
Mercury NZ Ltd.	55,903	127,552
Metlifecare Ltd.	20,646	87,505
Port of Tauranga Ltd.	45,809	158,176
Sanford Ltd.	17,454	90,756
SKY Network Television Ltd.	28,105	49,474
Tegel Group Holdings Ltd.	119,966	95,031
Trustpower Ltd.	15,446	59,086
Vector Ltd.	48,253	110,750

Total New Zealand		1,315,458
Norway – 1.7%
Aker ASA Class A	2,801	214,103
Aker BP ASA	9,534	351,863
American Shipping Co. ASA*	12,273	44,346
Austevoll Seafood ASA	13,830	165,952
DNB ASA	19,761	386,230
Entra ASA(a)	6,657	90,825
Equinor ASA	52,306	1,388,769
Kongsberg Gruppen ASA	4,108	87,297
Leroy Seafood Group ASA	21,163	142,499
Marine Harvest ASA	16,028	318,971
Norsk Hydro ASA	31,658	189,511
Salmar ASA	3,358	140,823
SpareBank 1 SMN	11,990	124,307
SpareBank 1 SR-Bank ASA	11,981	127,007
Telenor ASA	23,950	491,171
TGS Nopec Geophysical Co. ASA	1,450	53,372

Total Norway		4,317,046
Portugal – 0.4%
EDP – Energias de Portugal S.A.	94,625	375,630
Galp Energia, SGPS, S.A.	14,924	284,630
Jeronimo Martins, SGPS, S.A.	13,446	194,195
NOS, SGPS, S.A.	16,836	92,269
REN – Redes Energeticas Nacionais, SGPS, S.A.	13,627	38,185
Semapa-Sociedade de Investimento e Gestao	5,987	160,423

Total Portugal		1,145,332
Singapore – 1.7%
Asian Pay Television Trust	168,700	50,109
Boustead Singapore Ltd.	87,900	50,284
Bukit Sembawang Estates Ltd.	8,300	35,184
CapitaLand Ltd.	63,900	148,092
City Developments Ltd.	14,100	113,028
DBS Group Holdings Ltd.	32,200	628,414
Frasers Property Ltd.	94,800	114,719
Hutchison Port Holdings Trust	378,400	105,952
Jardine Cycle & Carriage Ltd.	7,600	177,361
Keppel Corp., Ltd.	38,100	199,791
Keppel Infrastructure Trust	163,100	62,202
M1 Ltd.	57,700	67,708
NetLink NBN Trust	170,800	92,697
Olam International Ltd.	55,800	87,578
Oversea-Chinese Banking Corp., Ltd.	48,400	413,184
Perennial Real Estate Holdings Ltd.	84,800	52,553
RHT Health Trust	87,100	49,507
SIA Engineering Co., Ltd.	24,500	56,421
Singapore Airlines Ltd.	10,700	83,889
Singapore Exchange Ltd.	17,500	92,024
Singapore Technologies Engineering Ltd.	71,100	171,558
Singapore Telecommunications Ltd.	354,600	801,003
StarHub Ltd.	96,500	117,484
United Engineers Ltd.	36,300	74,810
United Overseas Bank Ltd.	21,128	414,657
Wilmar International Ltd.	82,400	184,924

Total Singapore		4,445,133
Spain – 4.2%
Acciona S.A.	1,386	114,765
Acerinox S.A.	5,807	76,885
ACS Actividades de Construccion y Servicios S.A.	4,905	198,721
Aena SME S.A.(a)	2,585	469,317
Amadeus IT Group S.A.	5,323	420,125
Atresmedia Corp. de Medios de Comunicacion S.A.	9,847	82,835

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2018

Investments	Shares	Value
Banco Bilbao Vizcaya Argentaria S.A.	103,642	$734,998
Banco de Sabadell S.A.	110,836	185,763
Banco Santander S.A.	282,425	1,514,191
Bankia S.A.	53,064	198,689
Bankinter S.A.	14,824	144,381
Bolsas y Mercados Espanoles SHMSF S.A.	1,229	40,580
CaixaBank S.A.	99,066	428,653
Cia de Distribucion Integral Logista Holdings S.A.	3,692	95,523
Distribuidora Internacional de Alimentacion S.A.	33,478	97,523
Ebro Foods S.A.	4,627	107,991
Endesa S.A.(b)	28,483	628,360
Ferrovial S.A.	14,154	290,436
Gas Natural SDG S.A.	21,420	567,203
Iberdrola S.A.	124,856	965,618
Industria de Diseno Textil S.A.	33,436	1,142,258
Mapfre S.A.	64,573	194,889
Mediaset Espana Comunicacion S.A.	15,932	134,339
Obrascon Huarte Lain S.A.	21,263	68,047
Red Electrica Corp. S.A.	11,941	243,144
Repsol S.A.	34,841	681,977
Telefonica S.A.	121,976	1,036,625
Viscofan S.A.	1,604	109,275
Zardoya Otis S.A.	11,056	105,591

Total Spain		11,078,702
Sweden – 3.3%
AAK AB	10,281	163,880
AF AB Class B	4,117	94,250
Assa Abloy AB Class B	9,421	201,036
Atlas Copco AB Class A	14,772	430,644
Axfood AB	6,705	129,138
Boliden AB	2,643	85,855
Bulten AB	1,121	13,082
Com Hem Holding AB	9,431	153,494
Electrolux AB Series B	5,598	127,654
Essity AB Class B	12,415	306,975
Fabege AB	16,433	196,329
Hennes & Mauritz AB Class B	46,575	695,033
Husqvarna AB Class B	6,428	61,090
ICA Gruppen AB	5,371	164,924
Indutrade AB	1,880	44,972
Intrum AB	6,013	139,739
Investment AB Latour Class B	5,178	56,086
Kinnevik AB Class B	4,055	139,110
Lifco AB Class B	1,753	62,509
Loomis AB Class B	1,996	69,478
NCC AB Class B	4,183	69,647
Nordea Bank AB	117,480	1,133,040
Peab AB	7,440	56,262
Saab AB Class B	1,915	79,631
Sandvik AB	14,125	251,048
Securitas AB Class B	7,975	131,446
Skandinaviska Enskilda Banken AB Class A	49,914	475,148
Skanska AB Class B	8,781	159,797
SKF AB Class B	7,601	141,637
Svenska Cellulosa AB SCA Class B	8,699	94,633
Svenska Handelsbanken AB Class A	37,753	420,153
Swedbank AB Class A	26,271	563,244
Swedish Match AB	4,157	206,177
Tele2 AB Class B	9,664	113,751
Telefonaktiebolaget LM Ericsson Class B	34,666	268,384
Telia Co. AB	87,166	399,097
Thule Group AB(a)	4,533	112,894
Trelleborg AB Class B	5,744	122,829
Volvo AB Class B	25,737	411,976
Wallenstam AB Class B	11,131	100,224

Total Sweden		8,646,296
Switzerland – 7.2%
ABB Ltd. Registered Shares	31,843	696,220
Adecco Group AG Registered Shares	2,699	159,719
Baloise Holding AG Registered Shares	905	131,519
Cembra Money Bank AG	327	25,704
Cie Financiere Richemont S.A. Registered Shares	4,909	415,877
Clariant AG Registered Shares*	3,228	77,437
Coca-Cola HBC AG*	4,690	156,719
Credit Suisse Group AG Registered Shares*	20,296	305,579
DKSH Holding AG	810	56,980
EMS-Chemie Holding AG Registered Shares	198	126,922
Flughafen Zurich AG Registered Shares	456	92,950
GAM Holding AG*	3,446	47,545
Geberit AG Registered Shares	484	207,599
Givaudan S.A. Registered Shares	148	335,662
Helvetia Holding AG Registered Shares	249	142,060
Julius Baer Group Ltd.*	2,252	132,178
Kuehne + Nagel International AG Registered Shares	1,971	296,161
LafargeHolcim Ltd. Registered Shares*	9,741	474,616
Logitech International S.A. Registered Shares	3,902	171,610
Lonza Group AG Registered Shares*	863	229,015
Nestle S.A. Registered Shares	41,991	3,252,035
Novartis AG Registered Shares	40,477	3,068,743
Panalpina Welttransport Holding AG Registered Shares	487	66,212
Partners Group Holding AG	311	227,859
Roche Holding AG Bearer Shares	2,929	660,754
Roche Holding AG Genusschein	11,410	2,534,343
Schindler Holding AG Participation Certificate	1,092	234,907
SGS S.A. Registered Shares	153	407,096
Sonova Holding AG Registered Shares	755	135,230
STMicroelectronics N.V.	7,545	168,563
Straumann Holding AG Registered Shares	295	224,306
Sulzer AG Registered Shares	870	105,667
Sunrise Communications Group AG*(a)	1,359	110,587
Swatch Group AG (The) Bearer Shares	494	234,376
Swiss Life Holding AG Registered Shares*	467	162,259
Swiss Re AG	6,658	574,642
Swisscom AG Registered Shares	928	414,210
UBS Group AG Registered Shares*	55,171	851,499
Vifor Pharma AG	645	103,056

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2018

Investments	Shares	Value
Vontobel Holding AG Registered Shares	1,270	$92,025
Zurich Insurance Group AG	3,157	935,066

Total Switzerland		18,845,507
United Kingdom – 19.4%
Abcam PLC	5,696	100,319
Admiral Group PLC	6,066	152,765
Aggreko PLC	4,455	39,760
Anglo American PLC	24,139	540,125
Antofagasta PLC	13,407	175,236
Ashmore Group PLC	15,007	73,902
Associated British Foods PLC	5,220	188,695
AstraZeneca PLC	20,742	1,438,515
Aviva PLC	72,174	480,250
Babcock International Group PLC	7,432	80,243
BAE Systems PLC	47,877	408,840
Barclays PLC	98,281	245,238
Barratt Developments PLC	31,112	211,704
BBA Aviation PLC	23,138	104,291
Bellway PLC	3,119	123,701
Berkeley Group Holdings PLC	3,867	193,240
BHP Billiton PLC	37,621	847,356
Big Yellow Group PLC	9,715	122,298
Bodycote PLC	3,606	46,632
BP PLC	499,958	3,817,184
Brewin Dolphin Holdings PLC	13,602	63,787
British American Tobacco PLC	51,341	2,596,088
British Land Co. PLC (The)	13,058	115,886
Britvic PLC	7,144	73,474
BT Group PLC	302,741	870,533
Bunzl PLC	3,479	105,413
Carnival PLC	2,488	142,789
Centrica PLC	176,133	366,599
CNH Industrial N.V.	11,959	127,005
Coca-Cola European Partners PLC	5,989	243,198
Compass Group PLC	14,132	301,976
Cranswick PLC	2,719	121,190
Croda International PLC	1,917	121,535
Dechra Pharmaceuticals PLC	5,278	193,858
Derwent London PLC	989	40,556
Diageo PLC	32,882	1,181,688
Direct Line Insurance Group PLC	24,110	109,149
Dixons Carphone PLC	31,885	78,551
Drax Group PLC	10,352	44,801
DS Smith PLC	16,391	112,789
Dunelm Group PLC	6,844	45,631
easyJet PLC	6,010	132,748
Electrocomponents PLC	12,372	123,813
Elementis PLC	7,055	23,547
Essentra PLC	4,328	27,450
esure Group PLC	15,198	43,622
Evraz PLC	37,415	251,135
Fresnillo PLC	10,495	158,444
G4S PLC	33,160	117,198
Galliford Try PLC	3,289	37,930
GlaxoSmithKline PLC	113,818	2,298,804
Greene King PLC	15,066	114,492
Halfords Group PLC	12,901	59,103
Halma PLC	6,574	118,907
Hammerson PLC	15,141	104,467
Hargreaves Lansdown PLC	3,874	100,835
Hastings Group Holdings PLC(a)	43,677	146,814
Hays PLC	34,541	85,095
Hikma Pharmaceuticals PLC	3,498	69,320
HomeServe PLC	13,531	160,600
Howden Joinery Group PLC	12,692	89,849
HSBC Holdings PLC	391,772	3,676,005
IMI PLC	5,904	88,237
Imperial Brands PLC	28,745	1,070,966
Inchcape PLC	8,879	91,494
Informa PLC	19,119	210,770
Inmarsat PLC	17,003	123,465
International Consolidated Airlines Group S.A.	25,188	221,209
Intertek Group PLC	2,371	178,929
Intu Properties PLC	32,382	77,040
Investec PLC	9,518	67,606
ITV PLC	82,999	190,668
J Sainsbury PLC	38,383	162,769
Jardine Lloyd Thompson Group PLC	5,067	85,628
John Wood Group PLC	8,382	69,474
Johnson Matthey PLC	2,370	113,238
Jupiter Fund Management PLC	30,343	178,669
Kcom Group PLC	71,423	91,279
Kier Group PLC	11,294	143,145
Kingfisher PLC	39,588	155,230
Land Securities Group PLC	10,380	131,135
Legal & General Group PLC	106,219	373,027
Lloyds Banking Group PLC	1,217,503	1,013,471
Low & Bonar PLC	22,716	14,545
Marks & Spencer Group PLC	50,440	196,517
Mears Group PLC	28,327	127,530
Mediclinic International PLC	6,355	44,183
Meggitt PLC	12,000	78,154
Micro Focus International PLC	7,369	128,762
Mondi PLC	4,785	129,570
Morgan Advanced Materials PLC	25,370	109,394
National Grid PLC	79,342	878,235
NEX Group PLC	13,115	177,999
Next PLC	2,074	165,661
Pagegroup PLC	13,742	102,235
Pearson PLC	17,443	203,808
Pennon Group PLC	8,879	93,124
Persimmon PLC	10,250	342,780
Prudential PLC	23,881	546,869
PZ Cussons PLC	21,485	63,936
Reach PLC	1,689	1,706
Reckitt Benckiser Group PLC	8,418	693,394
Redde PLC	12,535	29,127
RELX N.V.	11,544	246,179

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2018

Investments	Shares	Value
RELX PLC	12,821	$274,639
Renishaw PLC	1,128	78,930
Rightmove PLC	1,633	114,482
Rio Tinto PLC	28,294	1,569,291
Rolls-Royce Holdings PLC*	13,027	169,960
Rotork PLC	23,023	101,736
Royal Dutch Shell PLC Class A	101,045	3,507,210
Royal Dutch Shell PLC Class B	93,837	3,361,710
Royal Mail PLC	31,209	208,243
RPC Group PLC	7,754	76,595
RSA Insurance Group PLC	13,870	124,411
Saga PLC	34,083	56,518
Savills PLC	5,084	58,396
Schroders PLC	2,074	86,472
Segro PLC	26,440	233,670
Severn Trent PLC	5,292	138,303
Sky PLC	8,004	154,441
Smith & Nephew PLC	8,183	151,034
Smiths Group PLC	7,565	169,591
Spirax-Sarco Engineering PLC	1,784	153,567
SSE PLC	26,113	467,146
St. James’s Place PLC	6,820	103,322
Standard Chartered PLC	15,504	141,769
Standard Life Aberdeen PLC	58,941	253,450
Tate & Lyle PLC	10,894	93,028
Tesco PLC	52,179	176,839
TP ICAP PLC	11,502	63,992
Travis Perkins PLC	4,243	79,686
U & I Group PLC	18,046	54,917
Unilever N.V. CVA	22,758	1,269,701
Unilever PLC	17,662	977,502
United Utilities Group PLC	15,050	151,646
Vedanta Resources PLC	7,929	67,709
Victrex PLC	1,856	71,404
Vodafone Group PLC	853,292	2,070,841
Weir Group PLC (The)	3,499	92,391
WH Smith PLC	4,166	109,948
Whitbread PLC	1,815	94,868
WM Morrison Supermarkets PLC	35,041	116,582

Total United Kingdom		50,844,065
TOTAL COMMON STOCKS (Cost: $247,325,710)		260,694,089
RIGHTS – 0.0%
Italy – 0.0%
Intesa Sanpaolo SpA, expiring 7/17/18*	460,644	0
Spain – 0.0%
Repsol S.A., expiring 7/6/18*	46,717	26,514
TOTAL RIGHTS (Cost: $26,314)		26,514
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
United States – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c)
(Cost: $19,827)(d)	19,827	19,827
TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $247,371,851)		260,740,430
Other Assets less Liabilities – 0.5%		1,388,157

NET ASSETS – 100.0%		$262,128,587

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.

(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $11,736. The Fund also held collateral for securities on loan of $6,987 that were unsettled. The total market value of the collateral held by the Fund was $19,827.

CVA – Certificaten	Van Aandelen (Certificate of Stock)

RSP – Risparmio	Italian Savings Shares

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/5/2018	4,384,460	AUD	3,239,362	USD	$83	$—
Bank of America N.A.	7/5/2018	3,897,494	CHF	3,925,914	USD	—	(115)
Bank of America N.A.	7/5/2018	3,003,738	DKK	470,742	USD	22	—
Bank of America N.A.	7/5/2018	10,699,398	EUR	12,494,276	USD	—	(446)
Bank of America N.A.	7/5/2018	6,666,960	GBP	8,802,594	USD	225	—
Bank of America N.A.	7/5/2018	374,403	ILS	102,289	USD	6	—
Bank of America N.A.	7/5/2018	573,097,713	JPY	5,174,543	USD	127	—
Bank of America N.A.	7/5/2018	9,306,838	NOK	1,142,041	USD	—	(62)
Bank of America N.A.	7/5/2018	215,952	NZD	146,208	USD	2	—
Bank of America N.A.	7/5/2018	11,459,763	SEK	1,281,236	USD	—	(56)
Bank of America N.A.	7/5/2018	669,787	SGD	491,234	USD	13	—
Bank of America N.A.	7/5/2018	3,327,532	USD	4,397,158	AUD	78,705	—
Bank of America N.A.	7/5/2018	4,032,771	USD	3,953,761	CHF	50,296	—
Bank of America N.A.	7/5/2018	483,555	USD	3,076,023	DKK	1,462	—
Bank of America N.A.	7/5/2018	12,834,348	USD	10,968,966	EUR	25,741	—
Bank of America N.A.	7/5/2018	9,042,185	USD	6,784,851	GBP	83,706	—
Bank of America N.A.	7/5/2018	105,074	USD	373,916	ILS	2,912	—
Bank of America N.A.	7/5/2018	5,315,384	USD	576,206,760	JPY	112,641	—
Bank of America N.A.	7/5/2018	1,173,125	USD	9,588,148	NOK	—	(3,372)
Bank of America N.A.	7/5/2018	150,187	USD	214,064	NZD	5,255	—
Bank of America N.A.	7/5/2018	1,316,109	USD	11,595,713	SEK	19,731	—
Bank of America N.A.	7/5/2018	504,604	USD	674,693	SGD	9,759	—
Bank of America N.A.	8/3/2018	3,423,179	USD	4,632,817	AUD	—	(148)
Bank of America N.A.	8/3/2018	485,673	USD	3,092,173	DKK	—	(30)
Bank of America N.A.	8/3/2018	12,502,316	USD	10,684,051	EUR	155	—
Bank of America N.A.	8/3/2018	8,581,656	USD	6,491,120	GBP	—	(257)
Bank of America N.A.	8/3/2018	4,912,996	USD	543,111,073	JPY	—	(369)
Bank of America N.A.	8/3/2018	893,763	USD	7,275,269	NOK	37	—
Bank of America N.A.	8/3/2018	227,359	USD	335,823	NZD	—	(13)
Bank of America N.A.	8/3/2018	1,496,851	USD	13,359,684	SEK	67	—
Bank of America N.A.	8/3/2018	456,802	USD	622,511	SGD	—	(19)
Bank of America N.A.	8/6/2018	3,843,105	USD	3,805,139	CHF	65	—
Bank of America N.A.	8/6/2018	130,806	USD	477,738	ILS	—	(15)
Bank of Montreal	7/3/2018	64,486	CHF	65,137	USD	—	(193)
Bank of Montreal	7/3/2018	304,619	EUR	355,953	USD	—	(295)
Barclays Bank PLC	7/5/2018	3,327,532	USD	4,397,065	AUD	78,774	—
Barclays Bank PLC	7/5/2018	4,032,771	USD	3,953,644	CHF	50,414	—
Barclays Bank PLC	7/5/2018	483,555	USD	3,075,978	DKK	1,469	—
Barclays Bank PLC	7/5/2018	12,834,348	USD	10,968,656	EUR	26,102	—
Barclays Bank PLC	7/5/2018	9,042,185	USD	6,784,632	GBP	83,995	—
Barclays Bank PLC	7/5/2018	105,074	USD	373,983	ILS	2,894	—
Barclays Bank PLC	7/5/2018	5,315,384	USD	576,224,301	JPY	112,483	—
Barclays Bank PLC	7/5/2018	1,173,125	USD	9,587,701	NOK	—	(3,317)
Barclays Bank PLC	7/5/2018	150,187	USD	214,057	NZD	5,259	—
Barclays Bank PLC	7/5/2018	1,316,109	USD	11,595,197	SEK	19,788	—
Barclays Bank PLC	7/5/2018	504,604	USD	674,514	SGD	9,890	—
Canadian Imperial Bank of Commerce	7/5/2018	3,327,532	USD	4,396,961	AUD	78,851	—
Canadian Imperial Bank of Commerce	7/5/2018	4,032,771	USD	3,953,567	CHF	50,491	—
Canadian Imperial Bank of Commerce	7/5/2018	483,555	USD	3,075,918	DKK	1,479	—
Canadian Imperial Bank of Commerce	7/5/2018	12,834,348	USD	10,968,216	EUR	26,617	—
Canadian Imperial Bank of Commerce	7/5/2018	9,042,185	USD	6,784,505	GBP	84,163	—
Canadian Imperial Bank of Commerce	7/5/2018	105,074	USD	373,975	ILS	2,896	—
Canadian Imperial Bank of Commerce	7/5/2018	5,315,384	USD	576,325,825	JPY	111,566	—
Canadian Imperial Bank of Commerce	7/5/2018	1,173,125	USD	9,587,481	NOK	—	(3,290)
Canadian Imperial Bank of Commerce	7/5/2018	150,187	USD	214,051	NZD	5,264	—

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Canadian Imperial Bank of Commerce	7/5/2018	1,316,109	USD	11,594,789	SEK	$19,834	$—
Canadian Imperial Bank of Commerce	7/5/2018	504,604	USD	674,640	SGD	9,797	—
Citibank N.A.	7/5/2018	4,384,466	AUD	3,239,362	USD	88	—
Citibank N.A.	7/5/2018	3,897,490	CHF	3,925,914	USD	—	(119)
Citibank N.A.	7/5/2018	3,003,736	DKK	470,742	USD	22	—
Citibank N.A.	7/5/2018	10,699,463	EUR	12,494,276	USD	—	(371)
Citibank N.A.	7/5/2018	6,667,000	GBP	8,802,594	USD	279	—
Citibank N.A.	7/5/2018	374,397	ILS	102,289	USD	4	—
Citibank N.A.	7/5/2018	573,092,538	JPY	5,174,543	USD	81	—
Citibank N.A.	7/5/2018	9,307,568	NOK	1,142,041	USD	27	—
Citibank N.A.	7/5/2018	215,957	NZD	146,208	USD	5	—
Citibank N.A.	7/5/2018	11,459,915	SEK	1,281,236	USD	—	(39)
Citibank N.A.	7/5/2018	669,811	SGD	491,234	USD	31	—
Citibank N.A.	8/3/2018	3,423,179	USD	4,632,842	AUD	—	(166)
Citibank N.A.	8/3/2018	485,673	USD	3,092,187	DKK	—	(33)
Citibank N.A.	8/3/2018	12,502,316	USD	10,683,950	EUR	272	—
Citibank N.A.	8/3/2018	8,581,656	USD	6,491,139	GBP	—	(283)
Citibank N.A.	8/3/2018	4,912,996	USD	543,108,616	JPY	—	(347)
Citibank N.A.	8/3/2018	893,763	USD	7,275,882	NOK	—	(38)
Citibank N.A.	8/3/2018	227,359	USD	335,821	NZD	—	(12)
Citibank N.A.	8/3/2018	1,496,851	USD	13,359,997	SEK	32	—
Citibank N.A.	8/3/2018	456,802	USD	622,493	SGD	—	(6)
Citibank N.A.	8/6/2018	3,843,105	USD	3,805,135	CHF	69	—
Citibank N.A.	8/6/2018	130,806	USD	477,700	ILS	—	(5)
Credit Suisse International	7/5/2018	2,535,265	USD	3,350,241	AUD	59,949	—
Credit Suisse International	7/5/2018	3,072,588	USD	3,012,288	CHF	38,423	—
Credit Suisse International	7/5/2018	368,424	USD	2,343,530	DKK	1,132	—
Credit Suisse International	7/5/2018	9,778,551	USD	8,356,914	EUR	20,071	—
Credit Suisse International	7/5/2018	6,889,286	USD	5,169,354	GBP	63,853	—
Credit Suisse International	7/5/2018	80,057	USD	284,917	ILS	2,212	—
Credit Suisse International	7/5/2018	4,049,821	USD	439,032,185	JPY	85,668	—
Credit Suisse International	7/5/2018	893,813	USD	7,305,004	NOK	—	(2,535)
Credit Suisse International	7/5/2018	114,431	USD	163,095	NZD	4,008	—
Credit Suisse International	7/5/2018	1,002,754	USD	8,834,384	SEK	15,087	—
Credit Suisse International	7/5/2018	384,463	USD	513,897	SGD	7,551	—
Goldman Sachs	7/3/2018	38,086	AUD	28,217	USD	—	(77)
Goldman Sachs	7/3/2018	150,706	NZD	102,230	USD	—	(194)
Goldman Sachs	7/3/2018	1,389,722	SEK	17,178,909	JPY	252	—
Goldman Sachs	7/5/2018	1,298,116	AUD	962,980	USD	—	(3,871)
Goldman Sachs	7/5/2018	4,384,383	AUD	3,239,362	USD	26	—
Goldman Sachs	7/5/2018	1,154,293	CHF	1,167,074	USD	—	(4,398)
Goldman Sachs	7/5/2018	3,897,502	CHF	3,925,914	USD	—	(107)
Goldman Sachs	7/5/2018	895,437	DKK	139,940	USD	398	—
Goldman Sachs	7/5/2018	3,003,633	DKK	470,742	USD	5	—
Goldman Sachs	7/5/2018	3,189,091	EUR	3,714,229	USD	9,715	—
Goldman Sachs	7/5/2018	10,699,463	EUR	12,494,276	USD	—	(371)
Goldman Sachs	7/5/2018	1,970,874	GBP	2,616,786	USD	—	(14,514)
Goldman Sachs	7/5/2018	6,666,930	GBP	8,802,594	USD	185	—
Goldman Sachs	7/5/2018	109,557	ILS	30,408	USD	—	(475)
Goldman Sachs	7/5/2018	374,417	ILS	102,289	USD	10	—
Goldman Sachs	7/5/2018	168,892,685	JPY	1,538,259	USD	—	(13,277)
Goldman Sachs	7/5/2018	573,095,643	JPY	5,174,543	USD	109	—
Goldman Sachs	7/5/2018	2,752,642	NOK	339,500	USD	—	(1,742)
Goldman Sachs	7/5/2018	9,307,033	NOK	1,142,041	USD	—	(38)
Goldman Sachs	7/5/2018	63,065	NZD	43,464	USD	—	(766)

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	7/5/2018	215,952	NZD	146,208	USD	$3	$—
Goldman Sachs	7/5/2018	3,374,192	SEK	380,879	USD	—	(3,651)
Goldman Sachs	7/5/2018	11,460,001	SEK	1,281,236	USD	—	(30)
Goldman Sachs	7/5/2018	198,447	SGD	146,031	USD	—	(483)
Goldman Sachs	7/5/2018	669,800	SGD	491,234	USD	22	—
Goldman Sachs	7/5/2018	962,980	USD	1,305,222	AUD	—	(1,380)
Goldman Sachs	7/5/2018	1,167,074	USD	1,156,280	CHF	2,397	—
Goldman Sachs	7/5/2018	139,940	USD	897,795	DKK	—	(768)
Goldman Sachs	7/5/2018	3,714,229	USD	3,197,635	EUR	—	(19,692)
Goldman Sachs	7/5/2018	2,616,786	USD	1,973,018	GBP	11,683	—
Goldman Sachs	7/5/2018	30,408	USD	110,078	ILS	332	—
Goldman Sachs	7/5/2018	1,538,259	USD	169,056,971	JPY	11,793	—
Goldman Sachs	7/5/2018	339,500	USD	2,760,335	NOK	798	—
Goldman Sachs	7/5/2018	43,464	USD	63,218	NZD	662	—
Goldman Sachs	7/5/2018	380,879	USD	3,391,056	SEK	1,765	—
Goldman Sachs	7/5/2018	146,031	USD	198,285	SGD	602	—
Goldman Sachs	8/3/2018	3,423,179	USD	4,632,829	AUD	—	(157)
Goldman Sachs	8/3/2018	485,673	USD	3,092,154	DKK	—	(28)
Goldman Sachs	8/3/2018	12,502,316	USD	10,684,042	EUR	166	—
Goldman Sachs	8/3/2018	8,581,656	USD	6,491,208	GBP	—	(373)
Goldman Sachs	8/3/2018	4,912,996	USD	543,087,982	JPY	—	(160)
Goldman Sachs	8/3/2018	893,763	USD	7,275,479	NOK	11	—
Goldman Sachs	8/3/2018	227,359	USD	335,811	NZD	—	(5)
Goldman Sachs	8/3/2018	1,496,851	USD	13,360,006	SEK	30	—
Goldman Sachs	8/3/2018	456,802	USD	622,516	SGD	—	(23)
Goldman Sachs	8/6/2018	3,843,105	USD	3,805,127	CHF	77	—
Goldman Sachs	8/6/2018	130,806	USD	477,720	ILS	—	(10)
Standard Chartered Bank	7/3/2018	351,000	GBP	463,696	USD	—	(288)
State Street Bank and Trust	7/5/2018	567,411	AUD	419,855	USD	—	(625)
State Street Bank and Trust	7/5/2018	3,340,466	AUD	2,468,090	USD	3	—
State Street Bank and Trust	7/5/2018	502,514	CHF	508,839	USD	—	(2,675)
State Street Bank and Trust	7/5/2018	2,969,566	CHF	2,991,177	USD	—	(45)
State Street Bank and Trust	7/5/2018	388,779	DKK	61,013	USD	—	(81)
State Street Bank and Trust	7/5/2018	2,288,448	DKK	358,663	USD	—	(4)
State Street Bank and Trust	7/5/2018	1,384,855	EUR	1,619,389	USD	—	(2,275)
State Street Bank and Trust	7/5/2018	8,152,099	EUR	9,519,450	USD	—	(136)
State Street Bank and Trust	7/5/2018	859,632	GBP	1,140,908	USD	—	(5,880)
State Street Bank and Trust	7/5/2018	5,079,391	GBP	6,706,742	USD	—	(93)
State Street Bank and Trust	7/5/2018	47,981	ILS	13,258	USD	—	(149)
State Street Bank and Trust	7/5/2018	285,257	ILS	77,939	USD	—	(1)
State Street Bank and Trust	7/5/2018	73,507,992	JPY	670,675	USD	—	(6,949)
State Street Bank and Trust	7/5/2018	436,627,857	JPY	3,942,510	USD	—	(67)
State Street Bank and Trust	7/5/2018	1,202,125	NOK	148,020	USD	—	(515)
State Street Bank and Trust	7/5/2018	7,091,196	NOK	870,129	USD	—	(16)
State Street Bank and Trust	7/5/2018	27,502	NZD	18,950	USD	—	(330)
State Street Bank and Trust	7/5/2018	164,535	NZD	111,397	USD	1	—
State Street Bank and Trust	7/5/2018	1,473,831	SEK	166,062	USD	—	(1,291)
State Street Bank and Trust	7/5/2018	8,731,844	SEK	976,184	USD	19	—
State Street Bank and Trust	7/5/2018	86,762	SGD	63,669	USD	—	(35)
State Street Bank and Trust	7/5/2018	510,291	SGD	374,274	USD	—	(7)
State Street Bank and Trust	7/5/2018	3,327,532	USD	4,396,943	AUD	78,864	—
State Street Bank and Trust	7/5/2018	4,032,771	USD	3,953,475	CHF	50,585	—
State Street Bank and Trust	7/5/2018	483,555	USD	3,075,916	DKK	1,479	—
State Street Bank and Trust	7/5/2018	12,834,348	USD	10,968,328	EUR	26,485	—
State Street Bank and Trust	7/5/2018	9,042,185	USD	6,784,551	GBP	84,103	—

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	7/5/2018	105,074	USD	373,991	ILS	$2,892	$—
State Street Bank and Trust	7/5/2018	5,315,384	USD	576,229,085	JPY	112,439	—
State Street Bank and Trust	7/5/2018	1,173,125	USD	9,587,450	NOK	—	(3,286)
State Street Bank and Trust	7/5/2018	150,187	USD	214,055	NZD	5,261	—
State Street Bank and Trust	7/5/2018	1,316,109	USD	11,594,416	SEK	19,875	—
State Street Bank and Trust	7/5/2018	504,604	USD	674,494	SGD	9,905	—
State Street Bank and Trust	8/3/2018	2,608,139	USD	3,529,750	AUD	—	(98)
State Street Bank and Trust	8/3/2018	370,041	USD	2,355,915	DKK	—	(15)
State Street Bank and Trust	8/3/2018	9,525,578	USD	8,140,246	EUR	102	—
State Street Bank and Trust	8/3/2018	6,538,405	USD	4,945,421	GBP	62	—
State Street Bank and Trust	8/3/2018	3,743,238	USD	413,762,929	JPY	47	—
State Street Bank and Trust	8/3/2018	680,963	USD	5,543,214	NOK	10	—
State Street Bank and Trust	8/3/2018	173,228	USD	255,858	NZD	—	(3)
State Street Bank and Trust	8/3/2018	1,140,459	USD	10,179,406	SEK	—	(15)
State Street Bank and Trust	8/3/2018	348,040	USD	474,250	SGD	18	—
State Street Bank and Trust	8/6/2018	2,928,082	USD	2,899,155	CHF	50	—
State Street Bank and Trust	8/6/2018	99,662	USD	363,973	ILS	—	(6)
UBS AG	7/5/2018	4,384,395	AUD	3,239,362	USD	35	—
UBS AG	7/5/2018	3,897,530	CHF	3,925,914	USD	—	(79)
UBS AG	7/5/2018	3,003,622	DKK	470,742	USD	4	—
UBS AG	7/5/2018	10,699,417	EUR	12,494,276	USD	—	(425)
UBS AG	7/5/2018	6,666,844	GBP	8,802,594	USD	72	—
UBS AG	7/5/2018	374,384	ILS	102,289	USD	1	—
UBS AG	7/5/2018	573,070,805	JPY	5,174,543	USD	—	(116)
UBS AG	7/5/2018	9,307,129	NOK	1,142,041	USD	—	(26)
UBS AG	7/5/2018	215,951	NZD	146,208	USD	1	—
UBS AG	7/5/2018	11,460,026	SEK	1,281,236	USD	—	(27)
UBS AG	7/5/2018	669,772	SGD	491,234	USD	1	—
UBS AG	8/3/2018	3,423,179	USD	4,632,836	AUD	—	(161)
UBS AG	8/3/2018	485,673	USD	3,092,133	DKK	—	(24)
UBS AG	8/3/2018	12,502,316	USD	10,684,343	EUR	—	(187)
UBS AG	8/3/2018	8,581,656	USD	6,491,154	GBP	—	(302)
UBS AG	8/3/2018	4,912,996	USD	543,070,786	JPY	—	(4)
UBS AG	8/3/2018	893,763	USD	7,275,525	NOK	6	—
UBS AG	8/3/2018	227,359	USD	335,809	NZD	—	(4)
UBS AG	8/3/2018	1,496,851	USD	13,360,183	SEK	11	—
UBS AG	8/3/2018	456,802	USD	622,486	SGD	—	(1)
UBS AG	8/6/2018	3,843,105	USD	3,805,189	CHF	15	—
UBS AG	8/6/2018	130,806	USD	477,722	ILS	—	(11)
						$1,905,287	$(108,793)

CURRENCY LEGEND

AUD – Australian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – Euro

GBP – British pound

ILS – Israeli New shekel

JPY – Japanese yen

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

June 30, 2018

Investments	Shares	Value
EXCHANGE-TRADED FUND – 99.9%
United States – 99.9%
WisdomTree International Quality Dividend Growth Fund(a)
(Cost: $19,857,296)	659,698	$19,718,373
Other Assets less Liabilities – 0.1%		17,991

NET ASSETS – 100.0%		$19,736,364

(a) Affiliated company (See Note 3).

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/3/2018	242,514	AUD	179,176	USD	$5	$—
Bank of America N.A.	7/3/2018	495,626	CHF	499,160	USD	—	(15)
Bank of America N.A.	7/3/2018	1,232,629	DKK	193,147	USD	10	—
Bank of America N.A.	7/3/2018	705,139	EUR	823,310	USD	—	(24)
Bank of America N.A.	7/3/2018	484,348	GBP	639,442	USD	19	—
Bank of America N.A.	7/3/2018	44,270	ILS	12,093	USD	1	—
Bank of America N.A.	7/3/2018	510,858	NOK	62,682	USD	—	(3)
Bank of America N.A.	7/3/2018	13,790	NZD	9,336	USD	—	—
Bank of America N.A.	7/3/2018	2,184,585	SEK	244,209	USD	—	(12)
Bank of America N.A.	7/3/2018	67,535	USD	89,245	AUD	1,596	—
Bank of America N.A.	7/3/2018	188,145	USD	184,517	CHF	2,318	—
Bank of America N.A.	7/3/2018	72,801	USD	463,177	DKK	220	—
Bank of America N.A.	7/3/2018	310,325	USD	265,262	EUR	618	—
Bank of America N.A.	7/3/2018	241,021	USD	180,873	GBP	2,223	—
Bank of America N.A.	7/3/2018	4,558	USD	16,223	ILS	126	—
Bank of America N.A.	7/3/2018	23,626	USD	193,115	NOK	—	(68)
Bank of America N.A.	7/3/2018	3,519	USD	5,016	NZD	123	—
Bank of America N.A.	7/3/2018	92,048	USD	811,123	SEK	1,379	—
Bank of America N.A.	7/5/2018	35,856,713	JPY	323,753	USD	8	—
Bank of America N.A.	7/5/2018	4,924	SGD	3,611	USD	—	—
Bank of America N.A.	7/5/2018	122,030	USD	13,228,491	JPY	2,586	—
Bank of America N.A.	7/5/2018	1,361	USD	1,820	SGD	26	—
Bank of America N.A.	8/2/2018	242,089	USD	327,640	AUD	—	(12)
Bank of America N.A.	8/2/2018	251,628	USD	1,602,186	DKK	—	(16)
Bank of America N.A.	8/2/2018	681,777	USD	582,663	EUR	12	—
Bank of America N.A.	8/2/2018	715,206	USD	541,007	GBP	—	(27)
Bank of America N.A.	8/2/2018	17,178	USD	62,756	ILS	—	(2)
Bank of America N.A.	8/2/2018	66,905	USD	544,631	NOK	3	—
Bank of America N.A.	8/2/2018	27,855	USD	41,144	NZD	—	(2)
Bank of America N.A.	8/2/2018	194,003	USD	1,731,642	SEK	9	—
Bank of America N.A.	8/3/2018	277,128	USD	274,460	CHF	5	—
Bank of America N.A.	8/3/2018	362,957	USD	40,123,371	JPY	—	(27)
Bank of America N.A.	8/3/2018	14,676	USD	20,000	SGD	—	(1)
Bank of Montreal	7/3/2018	184,773	AUD	136,516	USD	3	—
Bank of Montreal	7/3/2018	377,626	CHF	380,317	USD	—	(10)
Bank of Montreal	7/3/2018	939,125	DKK	147,160	USD	4	—
Bank of Montreal	7/3/2018	537,254	EUR	627,286	USD	—	(15)
Bank of Montreal	7/3/2018	369,029	GBP	487,198	USD	12	—
Bank of Montreal	7/3/2018	33,734	ILS	9,215	USD	—	—
Bank of Montreal	7/3/2018	389,257	NOK	47,758	USD	1	—
Bank of Montreal	7/3/2018	10,511	NZD	7,116	USD	—	—
Bank of Montreal	7/3/2018	1,664,487	SEK	186,064	USD	—	(5)
Bank of Montreal	7/3/2018	20,927	USD	28,290	AUD	25	—
Bank of Montreal	7/3/2018	37,786	USD	28,640	GBP	—	(26)
Bank of Montreal	7/3/2018	2,063	USD	16,818	NOK	—	—

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	7/3/2018	24,634	USD	220,739	SEK	$—	$(41)
Bank of Montreal	7/5/2018	27,319,738	JPY	246,672	USD	6	—
Bank of Montreal	7/5/2018	3,755	SGD	2,754	USD	—	—
Bank of Montreal	8/2/2018	184,453	USD	249,640	AUD	—	(13)
Bank of Montreal	8/2/2018	191,717	USD	1,220,695	DKK	—	(9)
Bank of Montreal	8/2/2018	519,451	USD	443,938	EUR	6	—
Bank of Montreal	8/2/2018	544,923	USD	412,197	GBP	—	(18)
Bank of Montreal	8/2/2018	13,089	USD	47,817	ILS	—	(1)
Bank of Montreal	8/2/2018	50,978	USD	415,036	NOK	—	(5)
Bank of Montreal	8/2/2018	21,223	USD	31,347	NZD	—	(1)
Bank of Montreal	8/2/2018	147,814	USD	1,319,395	SEK	3	—
Bank of Montreal	8/3/2018	211,147	USD	209,117	CHF	1	—
Bank of Montreal	8/3/2018	276,539	USD	30,569,118	JPY	—	(11)
Bank of Montreal	8/3/2018	11,182	USD	15,238	SGD	—	—
Barclays Bank PLC	7/3/2018	67,535	USD	89,243	AUD	1,598	—
Barclays Bank PLC	7/3/2018	188,145	USD	184,488	CHF	2,347	—
Barclays Bank PLC	7/3/2018	72,801	USD	463,170	DKK	221	—
Barclays Bank PLC	7/3/2018	310,325	USD	265,258	EUR	623	—
Barclays Bank PLC	7/3/2018	241,021	USD	180,865	GBP	2,234	—
Barclays Bank PLC	7/3/2018	4,558	USD	16,225	ILS	126	—
Barclays Bank PLC	7/3/2018	23,626	USD	193,106	NOK	—	(67)
Barclays Bank PLC	7/3/2018	3,519	USD	5,016	NZD	123	—
Barclays Bank PLC	7/3/2018	92,048	USD	811,091	SEK	1,383	—
Barclays Bank PLC	7/5/2018	122,030	USD	13,228,894	JPY	2,582	—
Barclays Bank PLC	7/5/2018	1,361	USD	1,819	SGD	27	—
Canadian Imperial Bank of Commerce	7/3/2018	67,535	USD	89,241	AUD	1,599	—
Canadian Imperial Bank of Commerce	7/3/2018	188,145	USD	184,487	CHF	2,348	—
Canadian Imperial Bank of Commerce	7/3/2018	72,801	USD	463,134	DKK	226	—
Canadian Imperial Bank of Commerce	7/3/2018	310,325	USD	265,249	EUR	634	—
Canadian Imperial Bank of Commerce	7/3/2018	241,021	USD	180,862	GBP	2,238	—
Canadian Imperial Bank of Commerce	7/3/2018	4,558	USD	16,225	ILS	126	—
Canadian Imperial Bank of Commerce	7/3/2018	23,626	USD	193,104	NOK	—	(67)
Canadian Imperial Bank of Commerce	7/3/2018	3,519	USD	5,015	NZD	123	—
Canadian Imperial Bank of Commerce	7/3/2018	92,048	USD	811,053	SEK	1,387	—
Canadian Imperial Bank of Commerce	7/5/2018	122,030	USD	13,231,224	JPY	2,561	—
Canadian Imperial Bank of Commerce	7/5/2018	1,361	USD	1,820	SGD	26	—
Citibank N.A.	7/3/2018	242,514	AUD	179,176	USD	5	—
Citibank N.A.	7/3/2018	495,626	CHF	499,160	USD	—	(15)
Citibank N.A.	7/3/2018	1,232,629	DKK	193,147	USD	10	—
Citibank N.A.	7/3/2018	705,139	EUR	823,310	USD	—	(24)
Citibank N.A.	7/3/2018	484,349	GBP	639,442	USD	20	—
Citibank N.A.	7/3/2018	44,269	ILS	12,093	USD	1	—
Citibank N.A.	7/3/2018	510,899	NOK	62,682	USD	2	—
Citibank N.A.	7/3/2018	13,790	NZD	9,336	USD	—	—
Citibank N.A.	7/3/2018	2,184,628	SEK	244,209	USD	—	(7)
Citibank N.A.	7/3/2018	51,459	USD	68,001	AUD	1,217	—
Citibank N.A.	7/3/2018	143,353	USD	140,560	CHF	1,795	—
Citibank N.A.	7/3/2018	55,472	USD	352,928	DKK	167	—
Citibank N.A.	7/3/2018	236,442	USD	202,090	EUR	492	—
Citibank N.A.	7/3/2018	183,638	USD	137,805	GBP	1,701	—
Citibank N.A.	7/3/2018	3,474	USD	12,365	ILS	96	—
Citibank N.A.	7/3/2018	18,003	USD	147,136	NOK	—	(50)
Citibank N.A.	7/3/2018	2,682	USD	3,823	NZD	94	—
Citibank N.A.	7/3/2018	1,761	USD	2,602	NZD	—	—
Citibank N.A.	7/3/2018	70,133	USD	617,989	SEK	1,053	—

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	7/5/2018	35,856,389	JPY	323,753	USD	$5	$—
Citibank N.A.	7/5/2018	4,924	SGD	3,611	USD	—	—
Citibank N.A.	7/5/2018	92,978	USD	10,079,577	JPY	1,966	—
Citibank N.A.	7/5/2018	1,038	USD	1,387	SGD	20	—
Citibank N.A.	8/2/2018	242,089	USD	327,644	AUD	—	(16)
Citibank N.A.	8/2/2018	251,628	USD	1,602,271	DKK	—	(29)
Citibank N.A.	8/2/2018	681,777	USD	582,673	EUR	—	—
Citibank N.A.	8/2/2018	715,206	USD	541,003	GBP	—	(21)
Citibank N.A.	8/2/2018	17,178	USD	62,751	ILS	—	(1)
Citibank N.A.	8/2/2018	66,905	USD	544,676	NOK	—	(3)
Citibank N.A.	8/2/2018	27,855	USD	41,143	NZD	—	(2)
Citibank N.A.	8/2/2018	194,003	USD	1,731,680	SEK	4	—
Citibank N.A.	8/3/2018	277,128	USD	274,460	CHF	5	—
Citibank N.A.	8/3/2018	362,957	USD	40,123,190	JPY	—	(26)
Citibank N.A.	8/3/2018	14,676	USD	19,999	SGD	—	—
Credit Suisse International	7/3/2018	67,535	USD	89,246	AUD	1,596	—
Credit Suisse International	7/3/2018	188,145	USD	184,485	CHF	2,350	—
Credit Suisse International	7/3/2018	72,801	USD	463,190	DKK	218	—
Credit Suisse International	7/3/2018	310,325	USD	265,259	EUR	622	—
Credit Suisse International	7/3/2018	241,021	USD	180,867	GBP	2,231	—
Credit Suisse International	7/3/2018	4,558	USD	16,224	ILS	126	—
Credit Suisse International	7/3/2018	23,626	USD	193,111	NOK	—	(67)
Credit Suisse International	7/3/2018	3,519	USD	5,016	NZD	123	—
Credit Suisse International	7/3/2018	92,048	USD	811,120	SEK	1,380	—
Credit Suisse International	7/5/2018	122,030	USD	13,229,003	JPY	2,581	—
Credit Suisse International	7/5/2018	1,361	USD	1,819	SGD	27	—
Goldman Sachs	7/3/2018	242,513	AUD	179,176	USD	4	—
Goldman Sachs	7/3/2018	495,629	CHF	499,160	USD	—	(12)
Goldman Sachs	7/3/2018	1,232,598	DKK	193,147	USD	5	—
Goldman Sachs	7/3/2018	705,143	EUR	823,310	USD	—	(20)
Goldman Sachs	7/3/2018	484,346	GBP	639,442	USD	16	—
Goldman Sachs	7/3/2018	44,268	ILS	12,093	USD	—	—
Goldman Sachs	7/3/2018	510,871	NOK	62,682	USD	—	(2)
Goldman Sachs	7/3/2018	13,790	NZD	9,336	USD	—	—
Goldman Sachs	7/3/2018	2,184,639	SEK	244,209	USD	—	(6)
Goldman Sachs	7/3/2018	23,869	USD	23,654	CHF	47	—
Goldman Sachs	7/3/2018	21,716	USD	18,603	EUR	—	(4)
Goldman Sachs	7/5/2018	35,856,583	JPY	323,753	USD	7	—
Goldman Sachs	7/5/2018	4,924	SGD	3,611	USD	—	—
Goldman Sachs	8/2/2018	242,089	USD	327,638	AUD	—	(11)
Goldman Sachs	8/2/2018	251,628	USD	1,602,176	DKK	—	(15)
Goldman Sachs	8/2/2018	681,777	USD	582,665	EUR	9	—
Goldman Sachs	8/2/2018	715,206	USD	541,008	GBP	—	(28)
Goldman Sachs	8/2/2018	17,178	USD	62,754	ILS	—	(1)
Goldman Sachs	8/2/2018	66,905	USD	544,647	NOK	1	—
Goldman Sachs	8/2/2018	27,855	USD	41,142	NZD	—	(1)
Goldman Sachs	8/2/2018	194,003	USD	1,731,684	SEK	4	—
Goldman Sachs	8/3/2018	277,128	USD	274,459	CHF	6	—
Goldman Sachs	8/3/2018	362,957	USD	40,121,666	JPY	—	(12)
Goldman Sachs	8/3/2018	14,676	USD	20,000	SGD	—	(1)
HSBC Holdings PLC	7/3/2018	1,437	USD	5,257	ILS	1	—
Morgan Stanley & Co. International	7/3/2018	5,576	USD	35,589	DKK	—	(1)
Royal Bank of Canada	7/5/2018	25,671	USD	2,843,067	JPY	3	—
UBS AG	7/3/2018	5,916	AUD	4,378	USD	—	(7)
UBS AG	7/3/2018	242,512	AUD	179,176	USD	4	—

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	7/3/2018	12,047	CHF	12,197	USD	$—	$(64)
UBS AG	7/3/2018	495,631	CHF	499,160	USD	—	(10)
UBS AG	7/3/2018	30,080	DKK	4,720	USD	—	(6)
UBS AG	7/3/2018	1,232,592	DKK	193,147	USD	4	—
UBS AG	7/3/2018	17,207	EUR	20,118	USD	—	(28)
UBS AG	7/3/2018	705,146	EUR	823,310	USD	—	(16)
UBS AG	7/3/2018	11,774	GBP	15,625	USD	—	(80)
UBS AG	7/3/2018	484,344	GBP	639,442	USD	13	—
UBS AG	7/3/2018	1,072	ILS	296	USD	—	(3)
UBS AG	7/3/2018	44,268	ILS	12,093	USD	—	—
UBS AG	7/3/2018	12,443	NOK	1,532	USD	—	(5)
UBS AG	7/3/2018	510,873	NOK	62,682	USD	—	(1)
UBS AG	7/3/2018	331	NZD	228	USD	—	(4)
UBS AG	7/3/2018	13,790	NZD	9,336	USD	—	—
UBS AG	7/3/2018	52,964	SEK	5,967	USD	—	(47)
UBS AG	7/3/2018	2,184,650	SEK	244,209	USD	—	(5)
UBS AG	7/3/2018	482,399	USD	634,690	AUD	13,458	—
UBS AG	7/3/2018	53,600	USD	72,768	AUD	—	(164)
UBS AG	7/3/2018	1,343,899	USD	1,321,489	CHF	13,027	—
UBS AG	7/3/2018	149,322	USD	148,492	CHF	—	(224)
UBS AG	7/3/2018	520,013	USD	3,286,520	DKK	5,006	—
UBS AG	7/3/2018	57,779	USD	372,140	DKK	—	(536)
UBS AG	7/3/2018	2,216,612	USD	1,880,526	EUR	21,003	—
UBS AG	7/3/2018	246,290	USD	212,770	EUR	—	(2,129)
UBS AG	7/3/2018	1,721,582	USD	1,283,107	GBP	27,559	—
UBS AG	7/3/2018	191,287	USD	145,161	GBP	—	(362)
UBS AG	7/3/2018	32,559	USD	116,154	ILS	828	—
UBS AG	7/3/2018	3,618	USD	13,162	ILS	22	—
UBS AG	7/3/2018	168,760	USD	1,358,842	NOK	2,039	—
UBS AG	7/3/2018	18,751	USD	153,920	NOK	—	(134)
UBS AG	7/3/2018	25,137	USD	35,760	NZD	926	—
UBS AG	7/3/2018	2,793	USD	4,050	NZD	51	—
UBS AG	7/3/2018	657,488	USD	5,730,435	SEK	16,930	—
UBS AG	7/3/2018	73,054	USD	653,050	SEK	55	—
UBS AG	7/5/2018	867,070	JPY	7,911	USD	—	(82)
UBS AG	7/5/2018	35,855,029	JPY	323,753	USD	—	(7)
UBS AG	7/5/2018	120	SGD	88	USD	—	—
UBS AG	7/5/2018	4,923	SGD	3,611	USD	—	—
UBS AG	7/5/2018	871,647	USD	95,142,710	JPY	12,575	—
UBS AG	7/5/2018	96,850	USD	10,627,195	JPY	894	—
UBS AG	7/5/2018	9,724	USD	12,983	SGD	202	—
UBS AG	7/5/2018	1,080	USD	1,468	SGD	4	—
UBS AG	8/2/2018	242,089	USD	327,641	AUD	—	(13)
UBS AG	8/2/2018	251,628	USD	1,602,223	DKK	—	(22)
UBS AG	8/2/2018	681,777	USD	582,678	EUR	—	(5)
UBS AG	8/2/2018	715,206	USD	541,005	GBP	—	(25)
UBS AG	8/2/2018	17,178	USD	62,754	ILS	—	(1)
UBS AG	8/2/2018	66,905	USD	544,651	NOK	—	—
UBS AG	8/2/2018	27,855	USD	41,142	NZD	—	(1)
UBS AG	8/2/2018	194,003	USD	1,731,752	SEK	—	(4)
UBS AG	8/3/2018	277,128	USD	274,462	CHF	2	—
UBS AG	8/3/2018	362,957	USD	40,120,395	JPY	—	—
UBS AG	8/3/2018	14,676	USD	19,999	SGD	—	—
						$168,492	$(4,858)

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (concluded)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

June 30, 2018

CURRENCY LEGEND

AUD – Australian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – Euro

GBP – British pound

ILS – Israeli New shekel

JPY – Japanese yen

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

USD – U.S. dollar

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.8%
Australia – 10.6%
Accent Group Ltd.	16,174	$19,718
Adairs Ltd.	4,110	6,772
ALS Ltd.	5,586	31,119
Altium Ltd.	1,865	31,018
Ansell Ltd.	1,552	31,179
AP Eagers Ltd.	2,582	16,273
APN Outdoor Group Ltd.	2,680	12,435
ARB Corp., Ltd.	1,001	16,885
Asaleo Care Ltd.	19,048	19,633
AUB Group Ltd.	895	8,980
Ausdrill Ltd.	7,155	9,701
Bapcor Ltd.	3,468	16,783
Beach Energy Ltd.	21,052	27,298
Bega Cheese Ltd.	2,073	11,349
Blackmores Ltd.	126	13,266
Blue Sky Alternative Investments Ltd.	5,757	7,252
Breville Group Ltd.	2,390	20,519
Brickworks Ltd.	1,941	22,429
BWX Ltd.	1,724	7,260
Cabcharge Australia Ltd.	3,468	6,150
carsales.com Ltd.	3,141	35,089
Cleanaway Waste Management Ltd.	14,827	18,514
Codan Ltd.	2,808	6,224
Collins Foods Ltd.	2,791	11,486
Corporate Travel Management Ltd.	881	17,770
Costa Group Holdings Ltd.	2,572	15,678
CSR Ltd.	10,895	36,948
Domain Holdings Australia Ltd.	4,602	10,949
DuluxGroup Ltd.	7,005	39,594
Elders Ltd.	1,164	7,276
Estia Health Ltd.	7,593	18,457
Event Hospitality and Entertainment Ltd.	1,318	13,039
Fairfax Media Ltd.	39,193	21,718
Freedom Foods Group Ltd.	2,113	10,507
G8 Education Ltd.	17,411	29,973
Genworth Mortgage Insurance Australia Ltd.	20,400	38,736
GrainCorp Ltd. Class A	4,602	26,113
GUD Holdings Ltd.	1,761	18,424
GWA Group Ltd.	7,004	17,595
Hansen Technologies Ltd.	2,653	6,174
HT&E Ltd.	5,213	9,668
Huon Aquaculture Group Ltd.	3,089	10,179
IDP Education Ltd.	2,895	22,481
IMF Bentham Ltd.	2,708	6,002
Independence Group NL	2,902	11,021
Ingenia Communities Group	8,506	19,357
Inghams Group Ltd.	7,833	22,108
Integrated Research Ltd.	4,701	10,802
Invocare Ltd.	795	8,071
IOOF Holdings Ltd.	6,080	40,385
IRESS Ltd.	3,356	29,854
JB Hi-Fi Ltd.	2,881	47,937
Lovisa Holdings Ltd.	892	7,711
McMillan Shakespeare Ltd.	1,020	12,058
Metcash Ltd.	15,140	29,196
Mineral Resources Ltd.	2,356	27,869
Monadelphous Group Ltd.	1,134	12,618
MyState Ltd.	2,824	10,453
Navigator Global Investments Ltd.	4,856	19,159
Navitas Ltd.	3,645	11,957
New Hope Corp., Ltd.	11,808	26,086
NIB Holdings Ltd.	5,580	23,624
Nick Scali Ltd.	2,504	12,451
Nine Entertainment Co. Holdings Ltd.	20,370	37,325
Northern Star Resources Ltd.	4,787	25,678
Nufarm Ltd.	2,921	19,121
OFX Group Ltd.	4,284	5,523
oOh!media Ltd.	5,179	14,537
OZ Minerals Ltd.	3,866	26,907
Pact Group Holdings Ltd.	6,965	27,120
Peet Ltd.	4,418	4,309
Pendal Group Ltd.	4,005	29,325
Platinum Asset Management Ltd.	9,864	41,979
Premier Investments Ltd.	2,715	33,861
Primary Health Care Ltd.	8,871	22,875
Qube Holdings Ltd.	22,149	39,439
Regis Healthcare Ltd.	9,553	23,151
Regis Resources Ltd.	8,723	32,998
Resolute Mining Ltd.	8,046	7,580
Ridley Corp. Ltd.	9,508	9,659
Ruralco Holdings Ltd.	5,842	13,251
Sandfire Resources NL	2,167	14,666
Scottish Pacific Group Ltd.	5,747	13,588
Servcorp Ltd.	3,409	10,478
Service Stream Ltd.	10,226	11,409
Sims Metal Management Ltd.	2,293	27,242
Sirtex Medical Ltd.	709	16,475
SmartGroup Corp., Ltd.	1,989	17,150
Southern Cross Media Group Ltd.	20,508	19,850
St Barbara Ltd.	4,285	15,292
Steadfast Group Ltd.	10,478	21,754
Super Retail Group Ltd.	4,698	28,116
Tassal Group Ltd.	3,498	10,674
Webjet Ltd.	1,299	12,909
Webster Ltd.	7,449	10,264
WPP AUNZ Ltd.	26,131	19,500

Total Australia		1,831,335
Austria – 0.7%
Lenzing AG	585	70,624
Palfinger AG	481	18,224
Porr AG	439	14,762
S IMMO AG	1,000	19,521

Total Austria		123,131
Belgium – 1.2%
Bekaert S.A.	1,059	34,373

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2018

Investments	Shares	Value
Cofinimmo S.A.	251	$30,947
Econocom Group S.A./N.V.	3,425	18,883
Euronav N.V.	2,407	22,103
Kinepolis Group N.V.	313	19,843
Ontex Group N.V.	1,137	24,970
Warehouses De Pauw CVA	391	49,486

Total Belgium		200,605
China – 2.2%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	9,000	18,446
China Agri-Industries Holdings Ltd.	21,000	8,030
China Overseas Grand Oceans Group Ltd.	27,000	9,946
China Power Clean Energy Development Co., Ltd.*	22,500	10,984
China Power International Development Ltd.	156,000	35,990
China South City Holdings Ltd.	120,000	23,402
China Travel International Investment Hong Kong Ltd.	53,956	21,045
CITIC Telecom International Holdings Ltd.	106,678	28,011
Dah Chong Hong Holdings Ltd.	33,779	16,835
Guotai Junan International Holdings Ltd.	150,052	32,514
Poly Property Group Co., Ltd.	60,000	24,779
Shanghai Industrial Holdings Ltd.	21,000	48,930
Shenwan Hongyuan HK Ltd.	35,000	9,324
Shougang Fushan Resources Group Ltd.	119,903	28,580
Xiwang Special Steel Co., Ltd.	88,000	17,386
Yuexiu Property Co., Ltd.	260,638	49,832

Total China		384,034
Denmark – 0.9%
Alm Brand A/S	3,709	36,442
Matas A/S	2,161	17,541
Per Aarsleff Holding A/S	369	13,039
Ringkjoebing Landbobank A/S	164	9,175
Schouw & Co. A/S	175	15,453
Spar Nord Bank A/S	2,140	22,904
Sydbank A/S	960	33,005

Total Denmark		147,559
Finland – 2.6%
Cargotec Oyj Class B	422	21,354
Citycon Oyj	17,326	37,505
Cramo Oyj	1,026	23,850
Finnair Oyj	1,679	18,162
Kemira Oyj	3,523	46,850
Lehto Group Oyj	927	10,747
Oriola Oyj Class B	3,924	13,996
Outokumpu Oyj	8,069	50,195
Raisio Oyj Class V	2,646	11,230
Ramirent Oyj	2,203	23,406
Sanoma Oyj	1,810	18,364
Technopolis Oyj	5,202	23,414
Tieto Oyj	1,563	50,659
Tokmanni Group Corp.	1,761	14,598
Valmet Oyj	2,475	47,738
YIT Oyj	5,047	30,082

Total Finland		442,150
France – 3.2%
Beneteau S.A.	729	13,669
Bonduelle SCA	396	14,310
Chargeurs S.A.	498	14,862
Coface S.A.	2,793	31,044
Derichebourg S.A.	2,265	14,333
Direct Energie	234	11,497
Elior Group S.A.(a)	2,534	36,568
Gaztransport Et Technigaz S.A.	756	46,340
Interparfums S.A.	378	15,910
IPSOS	787	26,904
Jacquet Metal Service S.A.	335	10,678
Kaufman & Broad S.A.	539	25,411
Korian S.A.	978	33,023
Lectra	449	10,317
Maisons du Monde S.A.(a)	115	4,235
Metropole Television S.A.	3,010	60,200
Neopost S.A.	1,172	31,500
Oeneo S.A.	459	5,445
Rothschild & Co.	782	26,432
SPIE S.A.	2,412	48,944
Tarkett S.A.	1,110	31,985
Television Francaise 1	2,315	24,407
Vilmorin & Cie S.A.	347	23,417

Total France		561,431
Georgia – 0.1%
Bank of Georgia Group PLC	880	21,900
Germany – 3.6%
Aareal Bank AG	1,384	60,871
alstria office REIT-AG	2,349	35,297
AURELIUS Equity Opportunities SE & Co. KGaA	1,093	64,955
bet-at-home.com AG	366	27,840
Bilfinger SE	542	27,565
CANCOM SE	120	12,259
Comdirect Bank AG	1,464	21,195
CompuGroup Medical SE	343	17,621
CropEnergies AG	2,935	17,305
Deutz AG	1,593	12,303
ElringKlinger AG	1,293	16,591
Encavis AG	2,872	20,958
Gerresheimer AG	281	22,802
Grammer AG	159	11,064
Hamburger Hafen und Logistik AG	539	11,705
Indus Holding AG	283	17,644
Kloeckner & Co. SE	1,494	15,751
Koenig & Bauer AG	142	10,263
MLP SE	2,756	17,151
NORMA Group SE	320	21,950
Pfeiffer Vacuum Technology AG	48	7,896
Sixt Leasing SE	496	10,042
SMA Solar Technology AG	156	6,462
Takkt AG	816	14,920
TLG Immobilien AG	1,536	40,960

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2018

Investments	Shares	Value
VERBIO Vereinigte BioEnergie AG	1,187	$7,470
Vossloh AG	427	20,789
VTG AG	294	16,682
Washtec AG	185	16,351
Wuestenrot & Wuerttembergische AG	774	15,887

Total Germany		620,549
Hong Kong – 0.6%
Chong Hing Bank Ltd.	4,000	7,770
Dah Sing Financial Holdings Ltd.	2,000	11,675
Hong Kong Aircraft Engineering Co., Ltd.	4,000	34,823
Hongkong & Shanghai Hotels Ltd. (The)	12,000	17,131
Kowloon Development Co., Ltd.	14,000	15,775
Television Broadcasts Ltd.	3,300	10,453

Total Hong Kong		97,627
Ireland – 0.5%
C&C Group PLC	5,600	21,184
FBD Holdings PLC	490	6,064
Grafton Group PLC	2,651	27,860
Greencore Group PLC	9,083	22,293
Hibernia REIT PLC	7,052	12,350
Irish Continental Group PLC	201	1,185

Total Ireland		90,936
Israel – 3.2%
Amot Investments Ltd.	9,468	47,333
Ashtrom Properties Ltd.	1,745	7,646
Avgol Industries 1953 Ltd.	14,063	14,541
Delek Automotive Systems Ltd.	2,147	11,748
Delek Group Ltd.	586	79,450
Direct Insurance Financial Investments Ltd.	1,241	13,751
Elco Ltd.	470	8,809
First International Bank of Israel Ltd.	1,346	28,074
Fox Wizel Ltd.	432	8,910
Harel Insurance Investments & Financial Services Ltd.	6,606	49,465
Hilan Ltd.	441	9,691
Inrom Construction Industries Ltd.	3,957	14,777
Magic Software Enterprises Ltd.	982	8,126
Matrix IT Ltd.	1,540	16,386
Maytronics Ltd.	2,093	11,273
Mega Or Holdings Ltd.	1,094	12,253
Melisron Ltd.	539	22,308
Menora Mivtachim Holdings Ltd.	1,520	16,369
OPC Energy Ltd.	1,632	8,239
Paz Oil Co., Ltd.	424	55,587
Phoenix Holdings Ltd. (The)	3,292	17,177
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	276	13,376
Shapir Engineering and Industry Ltd.	7,487	21,783
Shufersal Ltd.	3,361	20,585
Strauss Group Ltd.	867	17,432
ZUR Shamir Holdings Ltd.	3,965	15,100

Total Israel		550,189
Italy – 4.9%
Aquafil SpA	705	10,166
Ascopiave SpA	665	2,322
ASTM SpA	626	14,501
Azimut Holding SpA	4,436	68,651
Banca Farmafactoring SpA(a)	6,745	39,533
Banca Generali SpA	2,977	74,174
Banca Popolare di Sondrio SCPA	5,045	20,310
Banca Sistema SpA(a)	5,348	12,644
BPER Banca	5,716	31,413
Brunello Cucinelli SpA	351	15,675
Cairo Communication SpA	4,476	17,899
Cerved Group SpA	3,314	35,597
Credito Emiliano SpA	6,367	47,130
Danieli & C. Officine Meccaniche SpA RSP	436	7,676
Datalogic SpA	624	23,059
doBank SpA(a)	1,611	21,254
El.En. SpA	208	6,800
Enav SpA(a)	6,581	33,009
Falck Renewables SpA	4,141	10,008
Fincantieri SpA*	5,129	6,994
Gamenet Group SpA(a)	1,295	11,234
Geox SpA	4,683	13,232
Gima TT SpA(a)	1,165	19,165
Gruppo MutuiOnline SpA	720	11,971
Immobiliare Grande Distribuzione SIIQ SpA	3,868	31,080
La Doria SpA	796	9,833
Maire Tecnimont SpA	4,952	22,260
MARR SpA	1,111	29,290
Massimo Zanetti Beverage Group SpA(a)	1,685	14,224
OVS SpA*(a)	8,281	27,033
RAI Way SpA(a)	4,742	22,201
Reply SpA	184	12,503
Saras SpA	22,940	55,603
Societa Cattolica di Assicurazioni SC	3,551	29,623
Technogym SpA(a)	1,068	12,656
Unieuro SpA(a)	692	9,170
Vittoria Assicurazioni SpA	762	12,402
Zignago Vetro SpA	1,490	13,882

Total Italy		856,177
Japan – 25.3%
77 Bank Ltd. (The)	335	7,310
ADEKA Corp.	800	12,834
Aeon Delight Co., Ltd.	300	10,211
Ai Holdings Corp.	600	13,011
Aica Kogyo Co., Ltd.	500	17,560
Aichi Corp.	1,400	8,203
Aichi Steel Corp.	200	7,701
Ain Holdings, Inc.	100	7,376
Aisan Industry Co., Ltd.	1,500	12,648
Akita Bank Ltd. (The)	439	12,227
Alpen Co., Ltd.	600	12,908
Amano Corp.	600	14,181
Anest Iwata Corp.	1,200	12,946

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2018

Investments	Shares	Value
Anritsu Corp.	700	$9,612
AOKI Holdings, Inc.	900	13,130
Aomori Bank Ltd. (The)	348	10,509
Aoyama Trading Co., Ltd.	700	23,383
Arcs Co., Ltd.	900	24,538
Ariake Japan Co., Ltd.	100	8,613
As One Corp.	135	9,373
ASKUL Corp.	400	12,964
Autobacs Seven Co., Ltd.	500	8,866
Awa Bank Ltd. (The)	2,350	14,469
Axial Retailing, Inc.	300	11,403
Bank of Nagoya Ltd. (The)	449	15,606
Bank of Okinawa Ltd. (The)	42	1,538
Bank of Saga Ltd. (The)	400	8,970
Baroque Japan Ltd.	900	8,044
Belc Co., Ltd.	200	10,581
Bell System24 Holdings, Inc.	1,001	17,469
Benefit One, Inc.	300	8,477
Bic Camera, Inc.	600	9,257
C.I. Takiron Corp.	1,500	8,450
Chiyoda Integre Co., Ltd.	400	8,772
Chugoku Bank Ltd. (The)	2,100	21,253
Chugoku Marine Paints Ltd.	600	5,980
Citizen Watch Co., Ltd.	4,300	28,262
Clarion Co., Ltd.	4,000	10,762
COLOPL, Inc.	400	2,708
Cosel Co., Ltd.	600	7,600
Cosmo Energy Holdings Co., Ltd.	519	18,227
Cresco Ltd.	200	5,877
D.A. Consortium Holdings, Inc.	200	5,579
Dai Nippon Toryo Co., Ltd.	700	9,043
Daibiru Corp.	1,500	15,262
Daido Steel Co., Ltd.	500	23,112
Daihen Corp.	2,185	13,158
Daiichikosho Co., Ltd.	400	19,320
Daikyo, Inc.	800	17,515
Daishi Bank Ltd. (The)	400	15,908
Daiwabo Holdings Co., Ltd.	100	5,327
DeNA Co., Ltd.	700	13,126
Denyo Co., Ltd.	495	7,678
Descente Ltd.	583	10,327
Dip Corp.	341	8,765
Doshisha Co., Ltd.	500	11,312
Eagle Industry Co., Ltd.	800	12,870
Eighteenth Bank Ltd. (The)	5,551	14,483
Elecom Co., Ltd.	400	9,357
en-japan, Inc.	200	10,093
EPS Holdings, Inc.	400	8,580
Exedy Corp.	530	16,412
FCC Co., Ltd.	400	11,285
Financial Products Group Co., Ltd.	1,000	12,901
FP Corp.	359	19,836
Fuji Co., Ltd.	600	12,545
Fuji Corp., Ltd.	1,900	16,982
Fuji Kyuko Co., Ltd.	400	11,953
Fujimi, Inc.	300	6,649
Fujimori Kogyo Co., Ltd.	271	8,930
Fujitec Co., Ltd.	1,000	12,323
Fujitsu General Ltd.	949	14,856
Fukuyama Transporting Co., Ltd.	161	8,227
Furukawa Co., Ltd.	700	10,383
Furukawa Electric Co., Ltd.	500	17,492
Fuso Chemical Co., Ltd.	300	7,743
Future Corp.	600	7,372
G-Tekt Corp.	700	11,856
Gakkyusha Co., Ltd.	912	15,356
Giken Ltd.	300	6,974
Glory Ltd.	900	25,188
GMO Financial Holdings, Inc.	1,400	10,794
Goldcrest Co., Ltd.	600	9,767
GS Yuasa Corp.	1,758	8,015
Gunma Bank Ltd. (The)	2,487	13,068
H2O Retailing Corp.	1,000	15,971
Hachijuni Bank Ltd. (The)	6,200	26,532
Hakudo Co., Ltd.	400	8,483
Hanwa Co., Ltd.	539	20,560
Hazama Ando Corp.	1,900	17,291
Heiwa Corp.	1,449	34,981
Heiwa Real Estate Co., Ltd.	500	8,915
Hochiki Corp.	400	7,999
Hokkaido Electric Power Co., Inc.	2,100	14,295
Hokkoku Bank Ltd. (The)	400	15,745
Hokuetsu Bank Ltd. (The)	600	11,955
Hokuetsu Industries Co., Ltd.	589	5,732
Hokuetsu Kishu Paper Co., Ltd.	2,600	13,380
Hokuhoku Financial Group, Inc.	1,406	18,723
Hyakugo Bank Ltd. (The)	4,000	15,709
Hyakujushi Bank Ltd. (The)	6,677	21,942
Ibiden Co., Ltd.	1,110	17,788
Ichibanya Co., Ltd.	200	8,739
Ichigo, Inc.	3,200	15,023
Inaba Denki Sangyo Co., Ltd.	300	12,269
Inabata & Co., Ltd.	700	9,720
Inageya Co., Ltd.	900	14,764
Information Services International-Dentsu Ltd.	200	6,022
Iseki & Co., Ltd.	600	10,709
Itochu Enex Co., Ltd.	1,600	15,615
Itoham Yonekyu Holdings, Inc.	2,100	18,068
Iyo Bank Ltd. (The)	3,300	21,808
JAC Recruitment Co., Ltd.	400	8,635
Japan Aviation Electronics Industry Ltd.	1,000	15,754
Japan Lifeline Co., Ltd.	300	7,372
Japan Steel Works Ltd. (The)	200	5,047
Japan Wool Textile Co., Ltd. (The)	1,384	12,857
Jimoto Holdings, Inc.	7,200	10,920
Joshin Denki Co., Ltd.	246	7,707
JSP Corp.	200	6,040
Juroku Bank Ltd. (The)	600	15,850

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2018

Investments	Shares	Value
K’s Holdings Corp.	1,790	$18,601
kabu.com Securities Co., Ltd.	2,600	8,427
Kaga Electronics Co., Ltd.	500	11,877
Kaken Pharmaceutical Co., Ltd.	400	20,548
Kanamoto Co., Ltd.	300	9,493
Kandenko Co., Ltd.	1,278	14,030
Kanematsu Corp.	600	8,672
Kanematsu Electronics Ltd.	300	10,996
Kasai Kogyo Co., Ltd.	605	7,483
Kato Sangyo Co., Ltd.	348	11,907
Keihin Corp.	600	12,172
Keiyo Bank Ltd. (The)	3,602	15,447
Keiyo Co., Ltd.	2,700	13,407
KH Neochem Co., Ltd.	200	6,058
Kintetsu World Express, Inc.	600	12,388
Kitz Corp.	1,000	8,207
Kiyo Bank Ltd. (The)	800	13,195
Koa Corp.	592	14,863
Koei Tecmo Holdings Co., Ltd.	1,100	21,630
Kohnan Shoji Co., Ltd.	900	20,955
Kokuyo Co., Ltd.	700	12,431
KOMEDA Holdings Co., Ltd.	700	13,771
Kondotec, Inc.	1,000	9,236
Konishi Co., Ltd.	700	11,344
Kumagai Gumi Co., Ltd.	200	7,024
Kurabo Industries Ltd.	4,637	14,652
Kureha Corp.	100	7,150
Kurimoto Ltd.	500	8,816
Kyoei Steel Ltd.	400	7,569
KYORIN Holdings, Inc.	773	16,051
Kyushu Financial Group, Inc.	5,900	28,497
Life Corp.	266	6,611
Lintec Corp.	800	23,220
Maeda Road Construction Co., Ltd.	842	16,017
Mandom Corp.	342	10,652
Mani, Inc.	154	6,931
Matsui Construction Co., Ltd.	1,400	12,045
Matsui Securities Co., Ltd.	2,500	23,902
Maxell Holdings Ltd.	700	11,793
Meidensha Corp.	3,000	10,834
Meitec Corp.	300	14,409
METAWATER Co., Ltd.	300	8,721
Mirait Holdings Corp.	800	12,394
Mitsubishi Logistics Corp.	1,100	23,765
Mitsubishi Pencil Co., Ltd.	500	10,382
Mitsubishi Shokuhin Co., Ltd.	700	18,681
Mitsuboshi Belting Ltd.	1,000	12,567
Mitsui Mining & Smelting Co., Ltd.	300	12,770
Mitsui Sugar Co., Ltd.	300	9,303
Mixi, Inc.	1,000	25,315
Miyazaki Bank Ltd. (The)	358	10,924
Mochida Pharmaceutical Co., Ltd.	200	14,571
Modec, Inc.	500	13,858
Monex Group, Inc.	1,900	10,978
Morinaga & Co., Ltd.	200	9,588
Morinaga Milk Industry Co., Ltd.	300	11,213
Morita Holdings Corp.	500	10,093
Musashi Seimitsu Industry Co., Ltd.	300	9,926
Musashino Bank Ltd. (The)	400	11,881
Nagaileben Co., Ltd.	300	7,627
Nagase & Co., Ltd.	1,400	21,891
Nakanishi, Inc.	617	14,009
NET One Systems Co., Ltd.	700	12,039
Nichias Corp.	1,149	14,398
Nichiha Corp.	254	9,608
NichiiGakkan Co., Ltd.	700	7,944
Nihon Kohden Corp.	900	25,067
Nihon Parkerizing Co., Ltd.	640	9,222
Nihon Unisys Ltd.	900	22,621
Nippon Densetsu Kogyo Co., Ltd.	500	11,010
Nippon Electric Glass Co., Ltd.	1,300	36,149
Nippon Flour Mills Co., Ltd.	981	17,058
Nippon Parking Development Co., Ltd.	3,991	6,846
Nippon Signal Co., Ltd.	1,500	14,571
Nippon Soda Co., Ltd.	2,000	11,068
Nippon Steel & Sumikin Bussan Corp.	300	14,896
Nishi-Nippon Financial Holdings, Inc.	1,700	19,875
Nishimatsu Construction Co., Ltd.	750	21,532
Nisshin Oillio Group Ltd. (The)	342	10,282
Nisshin Steel Co., Ltd.	900	12,424
Nisshinbo Holdings, Inc.	850	9,132
Nissin Electric Co., Ltd.	1,400	12,905
Nissin Kogyo Co., Ltd.	800	14,149
Nitta Corp.	456	17,908
Nitto Kogyo Corp.	500	9,994
Nitto Kohki Co., Ltd.	400	9,368
Noevir Holdings Co., Ltd.	273	19,693
NOF Corp.	486	15,708
Nohmi Bosai Ltd.	400	8,555
Nomura Co., Ltd.	479	10,582
Noritz Corp.	700	11,407
North Pacific Bank Ltd.	4,500	15,072
NS Solutions Corp.	600	15,129
NTN Corp.	6,224	25,511
NuFlare Technology, Inc.	100	6,148
Obara Group, Inc.	227	12,952
Ogaki Kyoritsu Bank Ltd. (The)	500	12,698
Ohsho Food Service Corp.	572	32,637
Oiles Corp.	400	7,620
Okamoto Industries, Inc.	1,000	11,421
Okamura Corp.	700	10,301
Okumura Corp.	590	19,256
OSG Corp.	900	18,550
Outsourcing, Inc.	400	7,425
PAL GROUP Holdings Co., Ltd.	345	8,157
Paramount Bed Holdings Co., Ltd.	300	12,865
Parco Co., Ltd.	1,300	14,166
Pilot Corp.	200	11,141

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2018

Investments	Shares	Value
Piolax, Inc.	600	$14,452
Press Kogyo Co., Ltd.	1,700	9,976
Prima Meat Packers Ltd.	1,289	7,459
Prospect Co., Ltd.	17,000	7,674
Raito Kogyo Co., Ltd.	800	8,364
Rengo Co., Ltd.	2,850	25,087
Ricoh Leasing Co., Ltd.	500	16,454
Riken Corp.	200	10,473
Riso Kagaku Corp.	600	12,681
Round One Corp.	430	6,766
Sac’s Bar Holdings, Inc.	900	8,068
San-In Godo Bank Ltd. (The)	1,600	14,315
Sanrio Co., Ltd.	800	15,499
Sanyo Chemical Industries Ltd.	200	8,667
Sanyo Special Steel Co., Ltd.	400	9,552
Sapporo Holdings Ltd.	800	20,050
Sato Holdings Corp.	400	11,971
Sawai Pharmaceutical Co., Ltd.	300	13,651
Seiko Holdings Corp.	400	8,609
Seiren Co., Ltd.	600	9,350
Senko Group Holdings Co., Ltd.	1,980	15,659
Senshu Ikeda Holdings, Inc.	3,600	12,155
Shibuya Corp.	300	9,195
Shiga Bank Ltd. (The)	2,420	12,388
Shikoku Bank Ltd. (The)	900	11,107
Shikoku Chemicals Corp.	612	8,548
Shikoku Electric Power Co., Inc.	1,300	17,394
Shima Seiki Manufacturing Ltd.	200	9,552
Shimachu Co., Ltd.	753	23,930
Shinko Electric Industries Co., Ltd.	1,100	9,842
SHO-BOND Holdings Co., Ltd.	200	13,921
Shochiku Co., Ltd.	100	14,472
Shoei Co., Ltd.	277	9,791
Showa Corp.	300	4,929
Siix Corp.	900	19,736
Sinanen Holdings Co., Ltd.	500	12,621
SKY Perfect JSAT Holdings, Inc.	3,900	18,591
Sotetsu Holdings, Inc.	1,100	33,666
Sparx Group Co., Ltd.	3,500	7,963
SRA Holdings	300	8,288
Star Micronics Co., Ltd.	700	10,845
Starts Corp., Inc.	400	9,754
Sumitomo Bakelite Co., Ltd.	1,000	9,642
Sumitomo Densetsu Co., Ltd.	400	7,168
Sumitomo Forestry Co., Ltd.	1,600	24,224
Sumitomo Mitsui Construction Co., Ltd.	1,113	7,747
Sumitomo Osaka Cement Co., Ltd.	3,000	14,057
Sumitomo Riko Co., Ltd.	1,400	14,346
Sumitomo Seika Chemicals Co., Ltd.	125	6,241
Suruga Bank Ltd.	1,700	15,210
T-Gaia Corp.	900	22,995
Tachibana Eletech Co., Ltd.	600	10,985
Taikisha Ltd.	300	9,114
Taiyo Yuden Co., Ltd.	400	11,177
Takara Holdings, Inc.	1,200	15,861
Takara Standard Co., Ltd.	700	11,660
Takasago International Corp.	400	12,802
Takasago Thermal Engineering Co., Ltd.	800	14,864
Takeuchi Manufacturing Co., Ltd.	453	9,537
Takuma Co., Ltd.	700	8,532
Tamron Co., Ltd.	700	12,450
Tanseisha Co., Ltd.	500	6,342
TechnoPro Holdings, Inc.	173	10,636
Tekken Corp.	400	11,032
Toagosei Co., Ltd.	1,200	13,867
TOC Co., Ltd.	1,700	12,386
Toda Corp.	2,404	20,922
Toei Animation Co., Ltd.	300	10,482
Toho Bank Ltd. (The)	5,214	18,876
Toho Zinc Co., Ltd.	400	14,806
TOKAI Holdings Corp.	1,000	9,678
Tokai Rika Co., Ltd.	300	5,699
Tokai Tokyo Financial Holdings, Inc.	3,218	20,569
Tokyo Ohka Kogyo Co., Ltd.	300	11,579
Tokyo Seimitsu Co., Ltd.	400	13,235
Tokyo Steel Manufacturing Co., Ltd.	957	8,502
Tokyotokeiba Co., Ltd.	380	16,433
Tokyu Construction Co., Ltd.	800	7,779
Tomy Co., Ltd.	1,100	9,136
Topcon Corp.	1,000	17,153
Toppan Forms Co., Ltd.	1,400	14,169
Topre Corp.	600	15,108
Topy Industries Ltd.	300	8,328
Toshiba Plant Systems & Services Corp.	900	20,590
Toshiba TEC Corp.	3,000	18,282
Totetsu Kogyo Co., Ltd.	345	10,995
Toyo Ink SC Holdings Co., Ltd.	529	13,797
TPR Co., Ltd.	600	13,981
Transcosmos, Inc.	300	7,196
Tsubaki Nakashima Co., Ltd.	493	11,621
Tsubakimoto Chain Co.	2,283	18,138
Tsumura & Co.	513	16,581
UKC Holdings Corp.	454	9,255
Unipres Corp.	600	11,760
United Arrows Ltd.	300	11,213
Unizo Holdings Co., Ltd.	500	9,322
Valor Holdings Co., Ltd.	500	11,407
Vital KSK Holdings, Inc.	900	9,377
VT Holdings Co., Ltd.	1,700	8,948
Wacoal Holdings Corp.	534	15,572
WIN-Partners Co., Ltd.	600	8,142
Xebio Holdings Co., Ltd.	800	12,748
Yahagi Construction Co., Ltd.	1,200	9,599
Yamagata Bank Ltd. (The)	568	12,071
Yamanashi Chuo Bank Ltd. (The)	3,419	12,995
Yamazen Corp.	1,300	12,429
Yaoko Co., Ltd.	200	11,032
Yellow Hat Ltd.	300	8,870

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2018

Investments	Shares	Value
Yuasa Trading Co., Ltd.	200	$6,383
Yumeshin Holdings Co., Ltd.	1,300	13,626
Zenrin Co., Ltd.	300	7,264
Zojirushi Corp.	900	11,002

Total Japan		4,384,269
Netherlands – 1.9%
Arcadis N.V.	1,186	21,408
BE Semiconductor Industries N.V.	2,502	67,714
BinckBank N.V.	1,896	10,748
Corbion N.V.	534	17,021
ForFarmers N.V.	1,133	14,736
Intertrust N.V.(a)	1,479	26,282
Koninklijke BAM Groep N.V.	2,998	12,615
Koninklijke Volkerwessels N.V.	1,651	42,446
PostNL N.V.	12,925	48,516
Sligro Food Group N.V.	628	32,922
TKH Group N.V. CVA	521	33,091
Wessanen	485	10,204

Total Netherlands		337,703
New Zealand – 3.7%
Abano Healthcare Group Ltd.	2,046	12,190
Air New Zealand Ltd.	31,981	68,748
Chorus Ltd.	12,529	35,458
Contact Energy Ltd.	16,750	66,342
EBOS Group Ltd.	2,737	33,263
Fonterra Co-operative Group Ltd.	1,387	5,109
Freightways Ltd.	3,829	20,273
Genesis Energy Ltd.	28,020	46,289
Infratil Ltd.	16,702	38,221
Kathmandu Holdings Ltd.	6,650	13,102
Kiwi Property Group Ltd.	43,387	39,510
Mainfreight Ltd.	1,240	23,339
Metlifecare Ltd.	3,306	14,012
New Zealand Refining Co., Ltd. (The)	15,002	24,783
NZX Ltd.	10,590	8,102
Oceania Healthcare Ltd.	11,510	8,728
Port of Tauranga Ltd.	8,566	29,578
Restaurant Brands New Zealand Ltd.	2,255	11,909
Skellerup Holdings Ltd.	5,555	7,484
SKY Network Television Ltd.	17,261	30,385
SKYCITY Entertainment Group Ltd.	17,580	48,086
Summerset Group Holdings Ltd.	1,945	10,074
Tegel Group Holdings Ltd.	16,414	13,002
Tourism Holdings Ltd.	2,584	11,634
Trade Me Group Ltd.	6,943	21,906
Trustpower Ltd.	1,783	6,821

Total New Zealand		648,348
Norway – 2.6%
ABG Sundal Collier Holding ASA	18,539	13,579
American Shipping Co. ASA*	4,675	16,892
Atea ASA*	2,641	38,041
Austevoll Seafood ASA	2,477	29,723
Borregaard ASA	1,362	14,706
Entra ASA(a)	1,851	25,254
Evry A/S(a)	6,381	23,096
Grieg Seafood ASA	2,084	21,964
Kongsberg Gruppen ASA	1,055	22,419
Norway Royal Salmon ASA	1,018	22,685
NRC Group ASA	890	6,901
Ocean Yield ASA	5,891	51,390
Sbanken ASA(a)	1,180	12,393
Scatec Solar ASA(a)	1,343	9,079
Selvaag Bolig ASA	2,644	13,560
SpareBank 1 SMN	2,722	28,221
SpareBank 1 SR-Bank ASA	5,596	59,322
Veidekke ASA	2,383	23,946
XXL ASA(a)	2,350	19,030

Total Norway		452,201
Portugal – 1.6%
Altri, SGPS, S.A.	4,196	42,377
CTT-Correios de Portugal S.A.	6,177	21,679
Mota-Engil, SGPS, S.A.	4,777	16,035
NOS, SGPS, S.A.	14,122	77,395
REN – Redes Energeticas Nacionais, SGPS, S.A.	17,551	49,180
Semapa-Sociedade de Investimento e Gestao	1,089	29,180
Sonae Capital, SGPS, S.A.	10,233	10,824
Sonae, SGPS, S.A.	29,404	35,361

Total Portugal		282,031
Singapore – 4.5%
Asian Pay Television Trust	91,501	27,179
Banyan Tree Holdings Ltd.	37,800	14,693
Best World International Ltd.	9,100	8,276
Boustead Singapore Ltd.	12,085	6,913
Bukit Sembawang Estates Ltd.	4,500	19,076
China Aviation Oil Singapore Corp., Ltd.	15,634	16,970
Chip Eng Seng Corp., Ltd.	14,405	8,874
First Resources Ltd.	24,327	27,833
GuocoLand Ltd.	14,000	20,843
Hi-P International Ltd.	50,200	43,812
HRnetgroup Ltd.	13,800	9,008
Hutchison Port Holdings Trust	331,500	92,820
Japfa Ltd.	19,400	9,035
Keppel Infrastructure Trust	81,161	30,952
M1 Ltd.	31,615	37,099
NetLink NBN Trust	89,700	48,682
Oxley Holdings Ltd.	66,532	20,250
Perennial Real Estate Holdings Ltd.	46,000	28,508
Raffles Medical Group Ltd.	14,400	10,667
Riverstone Holdings Ltd.	16,600	12,175
Sheng Siong Group Ltd.	32,900	25,577
SIA Engineering Co., Ltd.	17,000	39,149
Singapore Post Ltd.	22,000	20,330
StarHub Ltd.	68,000	82,787
Tuan Sing Holdings Ltd.	45,100	13,561
UMS Holdings Ltd.	16,900	10,287
United Engineers Ltd.	10,400	21,433

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2018

Investments	Shares	Value
Wheelock Properties Singapore Ltd.	23,200	$27,734
Yanlord Land Group Ltd.	35,209	41,058

Total Singapore		775,581
Spain – 2.7%
Almirall S.A.	1,211	16,232
Applus Services S.A.	943	12,584
Atresmedia Corp. de Medios de Comunicacion S.A.	5,249	44,156
Bolsas y Mercados Espanoles SHMSF S.A.	1,677	55,372
Construcciones y Auxiliar de Ferrocarriles S.A.	309	14,828
Distribuidora Internacional de Alimentacion S.A.	23,480	68,398
Ence Energia y Celulosa S.A.	2,714	24,082
Euskaltel S.A.(a)	3,685	33,408
Faes Farma S.A.	4,276	18,123
Fluidra S.A.	770	12,335
Lar Espana Real Estate Socimi S.A.	2,295	25,616
NH Hotel Group S.A.*	1,928	14,249
Obrascon Huarte Lain S.A.	15,778	50,494
Papeles y Cartones de Europa S.A.	1,223	24,217
Tecnicas Reunidas S.A.	1,453	46,805

Total Spain		460,899
Sweden – 5.7%
Acando AB	2,510	8,810
AddTech AB Class B	723	16,018
AF AB Class B	884	20,237
Ahlsell AB(a)	5,989	35,381
Ahlstrom-Munksjo Oyj	1,535	27,743
Ambea AB(a)	1,931	15,541
Atrium Ljungberg AB Class B	2,060	33,297
Avanza Bank Holding AB	276	14,192
Beijer Ref AB	672	12,199
Bilia AB Class A	2,579	20,166
Bonava AB Class B	2,133	25,059
Bravida Holding AB(a)	1,902	15,127
Clas Ohlson AB Class B	2,504	19,957
Cloetta AB Class B	3,332	10,123
Duni AB	918	13,155
Dustin Group AB(a)	1,921	17,329
Evolution Gaming Group AB(a)	290	18,056
Fagerhult AB	1,625	13,932
Getinge AB Class B	2,645	24,097
Granges AB	1,070	14,030
Hemfosa Fastigheter AB	1,818	21,297
HIQ International AB*	1,292	8,956
Holmen AB	1,001	22,776
JM AB	2,368	42,352
KappAhl AB	3,542	12,735
KNOW IT AB	331	6,379
Kungsleden AB	3,377	23,329
Loomis AB Class B	608	21,164
Mekonomen AB	1,146	15,859
Modern Times Group MTG AB Class B	908	38,041
Mycronic AB	1,292	14,471
NCC AB Class B	2,158	35,931
NetEnt AB*	3,939	21,091
Nobia AB	3,153	24,301
Nobina AB(a)	1,841	14,117
Nolato AB Class B	293	23,680
Nordic Waterproofing Holding A/S(a)	601	5,549
NP3 Fastigheter AB	1,957	12,272
Paradox Interactive AB	660	13,722
Peab AB	6,272	47,429
Platzer Fastigheter Holding AB Class B	1,307	8,547
Ratos AB Class B	6,960	23,309
Resurs Holding AB(a)	3,826	24,634
Scandi Standard AB	1,453	9,307
SkiStar AB	581	12,119
Sweco AB Class B	1,320	31,163
Thule Group AB(a)	835	20,796
Wallenstam AB Class B	3,696	33,279
Wihlborgs Fastigheter AB	2,031	23,529

Total Sweden		986,583
Switzerland – 1.8%
Autoneum Holding AG	86	20,094
Bobst Group S.A. Registered Shares	212	21,692
Cembra Money Bank AG	555	43,625
Comet Holding AG*	125	13,470
EFG International AG*	2,871	21,512
Galenica AG*(a)	404	21,442
GAM Holding AG*	2,573	35,500
Huber + Suhner AG Registered Shares	185	11,272
Implenia AG Registered Shares	214	16,293
Mobilezone Holding AG Registered Shares	1,156	11,665
Oriflame Holding AG	844	27,247
Panalpina Welttransport Holding AG Registered Shares	296	40,244
u-blox Holding AG*	53	10,510
Ypsomed Holding AG*	99	14,407

Total Switzerland		308,973
United Kingdom – 15.7%
A.G. Barr PLC	1,132	10,267
Aggreko PLC	4,368	38,984
Ascential PLC	3,786	22,623
Balfour Beatty PLC	4,855	18,185
BCA Marketplace PLC	12,788	37,143
Biffa PLC(a)	3,853	12,666
Big Yellow Group PLC	2,025	25,492
Bodycote PLC	2,088	27,002
Bovis Homes Group PLC	2,046	30,943
Brewin Dolphin Holdings PLC	2,575	12,076
Britvic PLC	3,409	35,061
Card Factory PLC	16,590	43,149
CareTech Holdings PLC	2,456	12,549
Central Asia Metals PLC	5,001	16,638
Chemring Group PLC	3,832	11,257
Chesnara PLC	3,270	15,628
Civitas Social Housing PLC	11,582	16,362

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2018

Investments	Shares	Value
Close Brothers Group PLC	2,841	$55,737
CMC Markets PLC(a)	8,244	21,703
Coats Group PLC	12,893	13,226
Computacenter PLC	944	18,022
Concentric AB	665	11,433
ContourGlobal PLC(a)	4,981	15,520
Costain Group PLC	1,586	9,213
Countryside Properties PLC(a)	5,143	23,358
Cranswick PLC	368	16,402
Crest Nicholson Holdings PLC	7,742	39,843
Dairy Crest Group PLC	1,262	8,181
Debenhams PLC	156,721	30,892
Devro PLC	2,704	7,097
Dignity PLC	685	9,098
Diploma PLC	1,194	20,666
DiscoverIE Group PLC	2,494	14,389
Dixons Carphone PLC	26,248	64,664
Domino’s Pizza Group PLC	5,608	25,684
Drax Group PLC	6,868	29,723
Dunelm Group PLC	4,559	30,396
Eco Animal Health Group PLC	1,218	8,603
Elementis PLC	7,051	23,533
Epwin Group PLC	5,814	5,945
Equiniti Group PLC(a)	2,797	9,121
Eurocell PLC	2,354	8,205
Euromoney Institutional Investor PLC	1,293	22,909
FDM Group Holdings PLC	797	10,301
Fidessa Group PLC	621	31,688
First Derivatives PLC	111	6,814
Forterra PLC(a)	2,302	9,315
Galliford Try PLC	3,056	35,243
Games Workshop Group PLC	648	25,666
Gamma Communications PLC	1,226	12,204
Genus PLC	323	11,241
Go-Ahead Group PLC (The)	1,061	22,245
Greene King PLC	6,962	52,907
Halfords Group PLC	4,716	21,605
Hastings Group Holdings PLC(a)	12,479	41,946
Headlam Group PLC	2,026	13,053
Helical PLC	3,198	14,313
Hill & Smith Holdings PLC	960	18,745
Hilton Food Group PLC	1,273	16,706
Hogg Robinson Group PLC	5,428	8,564
Ibstock PLC(a)	6,073	23,990
Inmarsat PLC	9,272	67,328
iomart Group PLC	2,069	10,244
ITE Group PLC	7,839	8,280
J D Wetherspoon PLC	979	16,286
James Fisher & Sons PLC	577	13,316
John Laing Group PLC(a)	3,220	11,716
Johnson Service Group PLC	7,654	13,925
Jupiter Fund Management PLC	12,808	75,418
Just Group PLC	10,714	19,096
Kainos Group PLC	2,410	12,727
Kcom Group PLC	17,296	22,104
Keller Group PLC	1,375	18,408
Kier Group PLC	3,073	38,948
Lookers PLC	10,958	15,683
M&C Saatchi PLC	1,851	8,675
Majestic Wine PLC	1,279	8,105
Marshalls PLC	3,058	16,472
Marston’s PLC	23,230	30,516
MJ Gleeson PLC	1,384	14,508
Morgan Advanced Materials PLC	5,334	23,000
Morgan Sindall Group PLC	704	13,366
N Brown Group PLC	10,646	23,796
National Express Group PLC	7,717	40,917
Northgate PLC	2,489	13,368
Numis Corp. PLC	2,800	15,304
On the Beach Group PLC(a)	827	5,481
OneSavings Bank PLC	3,156	17,109
Oxford Instruments PLC	567	7,486
Pagegroup PLC	7,676	57,106
PayPoint PLC	1,622	20,023
Pendragon PLC	45,129	14,568
Pets at Home Group PLC	15,208	26,002
Photo-Me International PLC	12,681	17,077
Polar Capital Holdings PLC	2,535	24,164
PRS REIT PLC (The)	11,149	15,382
PZ Cussons PLC	3,330	9,910
QinetiQ Group PLC	7,259	25,847
Redde PLC	8,151	18,940
Renewi PLC	20,112	20,711
Restaurant Group PLC (The)	4,925	18,297
RPS Group PLC	4,192	14,141
Safestore Holdings PLC	3,289	23,861
Saga PLC	31,738	52,629
Savills PLC	1,272	14,610
Senior PLC	4,417	17,716
SIG PLC	9,510	17,540
Softcat PLC	2,212	22,370
Spire Healthcare Group PLC(a)	3,590	11,878
Spirent Communications PLC	9,480	14,494
St. Modwen Properties PLC	2,928	16,251
Staffline Group PLC	640	7,917
Stagecoach Group PLC	22,256	41,607
Superdry PLC	1,188	17,598
Synthomer PLC	3,735	25,987
TBC Bank Group PLC	605	13,946
Telecom Plus PLC	1,703	25,317
TI Fluid Systems PLC(a)	3,426	11,217
Trifast PLC	3,060	9,979
TT electronics PLC	3,493	11,183
Ultra Electronics Holdings PLC	1,023	22,285
Vedanta Resources PLC	8,201	70,031
Vesuvius PLC	3,757	29,662
Virgin Money Holdings UK PLC	2,105	10,197
Volution Group PLC	4,203	10,904

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2018

Investments	Shares	Value
WH Smith PLC	1,011	$26,682
Wincanton PLC	2,018	6,927
Xaar PLC	2,177	6,884
XPS Pensions Group PLC	4,063	9,870

Total United Kingdom		2,719,426
TOTAL COMMON STOCKS (Cost: $17,082,343)		17,283,637
RIGHTS – 0.0%
United Kingdom – 0.0%
ITE Group PLC, expiring 7/10/18* (Cost: $5,421)	13,718	4,329
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $17,087,764)		17,287,966
Other Assets less Liabilities – 0.2%		39,128

NET ASSETS – 100.0%		$17,327,094

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/3/2018	531,758	AUD	392,878	USD	$12	$—
Bank of America N.A.	7/3/2018	45,824	CHF	46,151	USD	—	(1)
Bank of America N.A.	7/3/2018	235,968	DKK	36,975	USD	2	—
Bank of America N.A.	7/3/2018	409,228	EUR	477,809	USD	—	(14)
Bank of America N.A.	7/3/2018	370,062	GBP	488,560	USD	15	—
Bank of America N.A.	7/3/2018	195,062	ILS	53,284	USD	4	—
Bank of America N.A.	7/3/2018	1,032,865	NOK	126,732	USD	—	(6)
Bank of America N.A.	7/3/2018	112,321	NZD	76,045	USD	2	—
Bank of America N.A.	7/3/2018	1,361,281	SEK	152,174	USD	—	(8)
Bank of America N.A.	7/3/2018	362,087	USD	478,485	AUD	8,558	—
Bank of America N.A.	7/3/2018	42,534	USD	41,714	CHF	524	—
Bank of America N.A.	7/3/2018	34,077	USD	216,806	DKK	103	—
Bank of America N.A.	7/3/2018	440,361	USD	376,416	EUR	877	—
Bank of America N.A.	7/3/2018	450,270	USD	337,903	GBP	4,153	—
Bank of America N.A.	7/3/2018	49,108	USD	174,783	ILS	1,360	—
Bank of America N.A.	7/3/2018	116,799	USD	954,694	NOK	—	(336)
Bank of America N.A.	7/3/2018	70,085	USD	99,895	NZD	2,451	—
Bank of America N.A.	7/3/2018	140,248	USD	1,235,860	SEK	2,101	—
Bank of America N.A.	7/5/2018	56,107,954	JPY	506,603	USD	12	—
Bank of America N.A.	7/5/2018	92,802	SGD	68,063	USD	2	—
Bank of America N.A.	7/5/2018	466,899	USD	50,613,532	JPY	9,894	—
Bank of America N.A.	7/5/2018	62,728	USD	83,872	SGD	1,213	—
Bank of America N.A.	8/2/2018	316,430	USD	428,252	AUD	—	(16)
Bank of America N.A.	8/2/2018	27,332	USD	174,030	DKK	—	(2)
Bank of America N.A.	8/2/2018	550,129	USD	470,154	EUR	9	—
Bank of America N.A.	8/2/2018	480,302	USD	363,317	GBP	—	(18)
Bank of America N.A.	8/2/2018	59,497	USD	217,360	ILS	—	(7)
Bank of America N.A.	8/2/2018	96,620	USD	786,522	NOK	4	—
Bank of America N.A.	8/2/2018	115,896	USD	171,185	NZD	—	(7)
Bank of America N.A.	8/2/2018	176,754	USD	1,577,680	SEK	8	—

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	8/3/2018	56,653	USD	56,107	CHF	$1	$—
Bank of America N.A.	8/3/2018	463,623	USD	51,251,575	JPY	—	(35)
Bank of America N.A.	8/3/2018	65,594	USD	89,389	SGD	—	(3)
Barclays Bank PLC	7/3/2018	362,087	USD	478,476	AUD	8,565	—
Barclays Bank PLC	7/3/2018	42,534	USD	41,707	CHF	531	—
Barclays Bank PLC	7/3/2018	34,077	USD	216,803	DKK	103	—
Barclays Bank PLC	7/3/2018	440,361	USD	376,409	EUR	884	—
Barclays Bank PLC	7/3/2018	450,270	USD	337,888	GBP	4,173	—
Barclays Bank PLC	7/3/2018	49,108	USD	174,810	ILS	1,353	—
Barclays Bank PLC	7/3/2018	116,799	USD	954,651	NOK	—	(330)
Barclays Bank PLC	7/3/2018	70,085	USD	99,891	NZD	2,454	—
Barclays Bank PLC	7/3/2018	140,248	USD	1,235,810	SEK	2,107	—
Barclays Bank PLC	7/5/2018	466,899	USD	50,615,073	JPY	9,880	—
Barclays Bank PLC	7/5/2018	62,728	USD	83,850	SGD	1,229	—
Canadian Imperial Bank of Commerce	7/3/2018	362,087	USD	478,464	AUD	8,574	—
Canadian Imperial Bank of Commerce	7/3/2018	42,534	USD	41,707	CHF	531	—
Canadian Imperial Bank of Commerce	7/3/2018	34,077	USD	216,786	DKK	106	—
Canadian Imperial Bank of Commerce	7/3/2018	440,361	USD	376,396	EUR	899	—
Canadian Imperial Bank of Commerce	7/3/2018	450,270	USD	337,882	GBP	4,181	—
Canadian Imperial Bank of Commerce	7/3/2018	49,108	USD	174,808	ILS	1,353	—
Canadian Imperial Bank of Commerce	7/3/2018	116,799	USD	954,643	NOK	—	(329)
Canadian Imperial Bank of Commerce	7/3/2018	70,085	USD	99,887	NZD	2,456	—
Canadian Imperial Bank of Commerce	7/3/2018	140,248	USD	1,235,753	SEK	2,113	—
Canadian Imperial Bank of Commerce	7/5/2018	466,899	USD	50,623,990	JPY	9,800	—
Canadian Imperial Bank of Commerce	7/5/2018	62,728	USD	83,865	SGD	1,218	—
Citibank N.A.	7/3/2018	531,758	AUD	392,878	USD	12	—
Citibank N.A.	7/3/2018	45,824	CHF	46,151	USD	—	(1)
Citibank N.A.	7/3/2018	235,968	DKK	36,975	USD	2	—
Citibank N.A.	7/3/2018	409,228	EUR	477,809	USD	—	(14)
Citibank N.A.	7/3/2018	370,062	GBP	488,560	USD	15	—
Citibank N.A.	7/3/2018	195,059	ILS	53,284	USD	3	—
Citibank N.A.	7/3/2018	1,032,948	NOK	126,732	USD	4	—
Citibank N.A.	7/3/2018	112,321	NZD	76,045	USD	2	—
Citibank N.A.	7/3/2018	1,361,308	SEK	152,174	USD	—	(5)
Citibank N.A.	7/5/2018	56,107,447	JPY	506,603	USD	8	—
Citibank N.A.	7/5/2018	92,806	SGD	68,063	USD	4	—
Citibank N.A.	8/2/2018	316,430	USD	428,257	AUD	—	(21)
Citibank N.A.	8/2/2018	27,332	USD	174,040	DKK	—	(3)
Citibank N.A.	8/2/2018	550,129	USD	470,162	EUR	—	—
Citibank N.A.	8/2/2018	480,302	USD	363,314	GBP	—	(14)
Citibank N.A.	8/2/2018	59,497	USD	217,342	ILS	—	(2)
Citibank N.A.	8/2/2018	96,620	USD	786,587	NOK	—	(4)
Citibank N.A.	8/2/2018	115,896	USD	171,185	NZD	—	(6)
Citibank N.A.	8/2/2018	176,754	USD	1,577,714	SEK	4	—
Citibank N.A.	8/3/2018	56,653	USD	56,107	CHF	1	—
Citibank N.A.	8/3/2018	463,623	USD	51,251,343	JPY	—	(33)
Citibank N.A.	8/3/2018	65,594	USD	89,386	SGD	—	(1)
Credit Suisse International	7/3/2018	275,879	USD	364,567	AUD	6,519	—
Credit Suisse International	7/3/2018	32,410	USD	31,780	CHF	405	—
Credit Suisse International	7/3/2018	25,967	USD	165,213	DKK	78	—
Credit Suisse International	7/3/2018	335,517	USD	286,793	EUR	672	—
Credit Suisse International	7/3/2018	343,065	USD	257,443	GBP	3,176	—
Credit Suisse International	7/3/2018	37,418	USD	133,187	ILS	1,034	—
Credit Suisse International	7/3/2018	88,993	USD	727,398	NOK	—	(254)
Credit Suisse International	7/3/2018	53,402	USD	76,117	NZD	1,867	—
Credit Suisse International	7/3/2018	106,858	USD	941,624	SEK	1,602	—
Credit Suisse International	7/5/2018	355,736	USD	38,564,557	JPY	7,525	—
Credit Suisse International	7/5/2018	47,796	USD	63,887	SGD	939	—

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	7/3/2018	531,756	AUD	392,878	USD	$9	$—
Goldman Sachs	7/3/2018	45,825	CHF	46,151	USD	—	(1)
Goldman Sachs	7/3/2018	235,962	DKK	36,975	USD	1	—
Goldman Sachs	7/3/2018	409,231	EUR	477,809	USD	—	(12)
Goldman Sachs	7/3/2018	370,060	GBP	488,560	USD	12	—
Goldman Sachs	7/3/2018	195,054	ILS	53,284	USD	1	—
Goldman Sachs	7/3/2018	1,032,891	NOK	126,732	USD	—	(3)
Goldman Sachs	7/3/2018	112,321	NZD	76,045	USD	2	—
Goldman Sachs	7/3/2018	1,361,315	SEK	152,174	USD	—	(4)
Goldman Sachs	7/5/2018	56,107,751	JPY	506,603	USD	11	—
Goldman Sachs	7/5/2018	92,804	SGD	68,063	USD	3	—
Goldman Sachs	8/2/2018	316,430	USD	428,249	AUD	—	(15)
Goldman Sachs	8/2/2018	27,332	USD	174,029	DKK	—	(2)
Goldman Sachs	8/2/2018	550,129	USD	470,155	EUR	8	—
Goldman Sachs	8/2/2018	480,302	USD	363,318	GBP	—	(19)
Goldman Sachs	8/2/2018	59,497	USD	217,351	ILS	—	(5)
Goldman Sachs	8/2/2018	96,620	USD	786,545	NOK	1	—
Goldman Sachs	8/2/2018	115,896	USD	171,180	NZD	—	(3)
Goldman Sachs	8/2/2018	176,754	USD	1,577,718	SEK	4	—
Goldman Sachs	8/3/2018	56,653	USD	56,107	CHF	1	—
Goldman Sachs	8/3/2018	463,623	USD	51,249,396	JPY	—	(15)
Goldman Sachs	8/3/2018	65,594	USD	89,389	SGD	—	(3)
State Street Bank and Trust	7/3/2018	34,866	AUD	25,799	USD	—	(38)
State Street Bank and Trust	7/3/2018	405,148	AUD	299,339	USD	5	—
State Street Bank and Trust	7/3/2018	2,994	CHF	3,031	USD	—	(16)
State Street Bank and Trust	7/3/2018	34,918	CHF	35,166	USD	—	(1)
State Street Bank and Trust	7/3/2018	15,474	DKK	2,428	USD	—	(3)
State Street Bank and Trust	7/3/2018	179,801	DKK	28,175	USD	—	—
State Street Bank and Trust	7/3/2018	26,836	EUR	31,376	USD	—	(44)
State Street Bank and Trust	7/3/2018	311,798	EUR	364,045	USD	—	(5)
State Street Bank and Trust	7/3/2018	24,175	GBP	32,082	USD	—	(165)
State Street Bank and Trust	7/3/2018	281,940	GBP	372,237	USD	—	(5)
State Street Bank and Trust	7/3/2018	12,665	ILS	3,499	USD	—	(39)
State Street Bank and Trust	7/3/2018	148,621	ILS	40,600	USD	1	—
State Street Bank and Trust	7/3/2018	67,591	NOK	8,322	USD	—	(29)
State Street Bank and Trust	7/3/2018	786,974	NOK	96,558	USD	—	(1)
State Street Bank and Trust	7/3/2018	7,248	NZD	4,994	USD	—	(87)
State Street Bank and Trust	7/3/2018	85,581	NZD	57,942	USD	1	—
State Street Bank and Trust	7/3/2018	88,703	SEK	9,993	USD	—	(78)
State Street Bank and Trust	7/3/2018	1,037,269	SEK	115,946	USD	2	—
State Street Bank and Trust	7/3/2018	362,087	USD	478,465	AUD	8,573	—
State Street Bank and Trust	7/3/2018	42,534	USD	41,705	CHF	533	—
State Street Bank and Trust	7/3/2018	34,077	USD	216,808	DKK	102	—
State Street Bank and Trust	7/3/2018	440,361	USD	376,394	EUR	902	—
State Street Bank and Trust	7/3/2018	450,270	USD	337,880	GBP	4,183	—
State Street Bank and Trust	7/3/2018	49,108	USD	174,815	ILS	1,351	—
State Street Bank and Trust	7/3/2018	116,799	USD	954,609	NOK	—	(325)
State Street Bank and Trust	7/3/2018	70,085	USD	99,890	NZD	2,455	—
State Street Bank and Trust	7/3/2018	140,248	USD	1,235,708	SEK	2,118	—
State Street Bank and Trust	7/5/2018	3,646,163	JPY	33,267	USD	—	(345)
State Street Bank and Trust	7/5/2018	42,747,447	JPY	385,986	USD	—	(7)
State Street Bank and Trust	7/5/2018	6,090	SGD	4,469	USD	—	(2)
State Street Bank and Trust	7/5/2018	70,704	SGD	51,858	USD	—	(1)
State Street Bank and Trust	7/5/2018	466,899	USD	50,615,493	JPY	9,877	—
State Street Bank and Trust	7/5/2018	62,728	USD	83,847	SGD	1,231	—
State Street Bank and Trust	8/2/2018	241,091	USD	326,284	AUD	—	(9)
State Street Bank and Trust	8/2/2018	20,828	USD	132,615	DKK	—	(1)
State Street Bank and Trust	8/2/2018	419,147	USD	358,216	EUR	4	—

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	8/2/2018	365,945	USD	276,800	GBP	$5	$—
State Street Bank and Trust	8/2/2018	45,335	USD	165,642	ILS	—	(11)
State Street Bank and Trust	8/2/2018	73,616	USD	599,278	NOK	1	—
State Street Bank and Trust	8/2/2018	88,305	USD	130,427	NZD	—	(2)
State Street Bank and Trust	8/2/2018	134,671	USD	1,202,125	SEK	—	(2)
State Street Bank and Trust	8/3/2018	43,166	USD	42,750	CHF	1	—
State Street Bank and Trust	8/3/2018	353,239	USD	39,045,661	JPY	4	—
State Street Bank and Trust	8/3/2018	49,977	USD	68,100	SGD	3	—
UBS AG	7/3/2018	531,753	AUD	392,878	USD	8	—
UBS AG	7/3/2018	45,825	CHF	46,151	USD	—	(1)
UBS AG	7/3/2018	235,961	DKK	36,975	USD	1	—
UBS AG	7/3/2018	409,233	EUR	477,809	USD	—	(9)
UBS AG	7/3/2018	370,058	GBP	488,560	USD	10	—
UBS AG	7/3/2018	195,053	ILS	53,284	USD	1	—
UBS AG	7/3/2018	1,032,896	NOK	126,732	USD	—	(3)
UBS AG	7/3/2018	112,320	NZD	76,045	USD	2	—
UBS AG	7/3/2018	1,361,321	SEK	152,174	USD	—	(3)
UBS AG	7/3/2018	172,423	USD	225,488	AUD	5,821	—
UBS AG	7/3/2018	20,255	USD	19,960	CHF	153	—
UBS AG	7/3/2018	16,228	USD	103,052	DKK	80	—
UBS AG	7/3/2018	209,696	USD	178,906	EUR	814	—
UBS AG	7/3/2018	214,414	USD	160,602	GBP	2,380	—
UBS AG	7/3/2018	23,385	USD	83,274	ILS	636	—
UBS AG	7/3/2018	55,619	USD	451,498	NOK	223	—
UBS AG	7/3/2018	33,374	USD	47,461	NZD	1,241	—
UBS AG	7/3/2018	66,785	USD	584,280	SEK	1,473	—
UBS AG	7/5/2018	56,105,319	JPY	506,603	USD	—	(11)
UBS AG	7/5/2018	92,800	SGD	68,063	USD	—	—
UBS AG	7/5/2018	222,333	USD	24,326,587	JPY	2,681	—
UBS AG	7/5/2018	29,871	USD	39,893	SGD	612	—
UBS AG	8/2/2018	316,430	USD	428,253	AUD	—	(18)
UBS AG	8/2/2018	27,332	USD	174,035	DKK	—	(2)
UBS AG	8/2/2018	550,129	USD	470,165	EUR	—	(4)
UBS AG	8/2/2018	480,302	USD	363,316	GBP	—	(17)
UBS AG	8/2/2018	59,497	USD	217,352	ILS	—	(5)
UBS AG	8/2/2018	96,620	USD	786,550	NOK	1	—
UBS AG	8/2/2018	115,896	USD	171,179	NZD	—	(2)
UBS AG	8/2/2018	176,754	USD	1,577,781	SEK	—	(3)
UBS AG	8/3/2018	56,653	USD	56,108	CHF	1	—
UBS AG	8/3/2018	463,623	USD	51,247,773	JPY	—	—
UBS AG	8/3/2018	65,594	USD	89,385	SGD	—	—
						$165,230	$(2,846)

CURRENCY LEGEND

AUD – Australian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – Euro

GBP – British pound

ILS – Israeli New shekel

JPY – Japanese yen

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.3%
Japan – 99.3%
Air Freight & Logistics – 0.2%
Kintetsu World Express, Inc.	100	$2,064
Yamato Holdings Co., Ltd.	100	2,947

Total Air Freight & Logistics		5,011
Airlines – 0.5%
ANA Holdings, Inc.	200	7,347
Japan Airlines Co., Ltd.	200	7,093

Total Airlines		14,440
Auto Components – 3.8%
Aisan Industry Co., Ltd.	400	3,373
Aisin Seiki Co., Ltd.	200	9,118
Bridgestone Corp.	700	27,383
Daido Metal Co., Ltd.	200	2,039
Denso Corp.	500	24,430
Eagle Industry Co., Ltd.	200	3,218
Futaba Industrial Co., Ltd.	200	1,257
G-Tekt Corp.	100	1,694
NGK Spark Plug Co., Ltd.	100	2,853
NOK Corp.	200	3,871
Stanley Electric Co., Ltd.	100	3,413
Sumitomo Electric Industries Ltd.	500	7,448
Sumitomo Rubber Industries Ltd.	300	4,767
Tokai Rika Co., Ltd.	100	1,899
Toyoda Gosei Co., Ltd.	100	2,536
Toyota Boshoku Corp.	100	1,841
TS Tech Co., Ltd.	100	4,175
Yokohama Rubber Co., Ltd. (The)	100	2,079

Total Auto Components		107,394
Automobiles – 10.4%
Honda Motor Co., Ltd.	1,400	41,116
Isuzu Motors Ltd.	600	7,971
Mazda Motor Corp.	500	6,139
Mitsubishi Motors Corp.	600	4,783
Nissan Motor Co., Ltd.	5,300	51,581
Subaru Corp.	700	20,381
Suzuki Motor Corp.	200	11,047
Toyota Motor Corp.	2,230	144,351
Yamaha Motor Co., Ltd.	300	7,546

Total Automobiles		294,915
Banks – 8.1%
Aozora Bank Ltd.	200	7,611
Chiba Bank Ltd. (The)	300	2,121
Chugoku Bank Ltd. (The)	100	1,012
Concordia Financial Group Ltd.	1,000	5,092
Ehime Bank Ltd. (The)	100	1,162
FIDEA Holdings Co., Ltd.	1,100	1,708
Fukui Bank Ltd. (The)	100	2,188
Fukuoka Financial Group, Inc.	1,000	5,029
Gunma Bank Ltd. (The)	500	2,627
Hachijuni Bank Ltd. (The)	700	2,996
Hokuhoku Financial Group, Inc.	200	2,663
Iyo Bank Ltd. (The)	400	2,644
Kyushu Financial Group, Inc.	600	2,898
Mebuki Financial Group, Inc.	1,270	4,265
Mitsubishi UFJ Financial Group, Inc.	10,200	58,116
Mizuho Financial Group, Inc.	22,200	37,379
Musashino Bank Ltd. (The)	100	2,970
Nishi-Nippon Financial Holdings, Inc.	200	2,338
North Pacific Bank Ltd.	1,300	4,354
Oita Bank Ltd. (The)	100	3,399
Resona Holdings, Inc.	2,100	11,235
Senshu Ikeda Holdings, Inc.	700	2,364
Seven Bank Ltd.	400	1,224
Shizuoka Bank Ltd. (The)	200	1,807
Sumitomo Mitsui Financial Group, Inc.	1,200	46,650
Sumitomo Mitsui Trust Holdings, Inc.	300	11,898

Total Banks		227,750
Beverages – 1.3%
Asahi Group Holdings Ltd.	200	10,242
Coca-Cola Bottlers Japan Holdings, Inc.	150	5,992
Kirin Holdings Co., Ltd.	500	13,375
Suntory Beverage & Food Ltd.	200	8,541

Total Beverages		38,150
Building Products – 1.4%
Aica Kogyo Co., Ltd.	200	7,024
Asahi Glass Co., Ltd.	200	7,791
Daikin Industries Ltd.	100	11,980
LIXIL Group Corp.	200	4,001
Sanwa Holdings Corp.	400	4,240
TOTO Ltd.	100	4,641

Total Building Products		39,677
Capital Markets – 2.3%
Daiwa Securities Group, Inc.	1,700	9,873
Ichigo, Inc.	1,100	5,164
Ichiyoshi Securities Co., Ltd.	300	3,250
IwaiCosmo Holdings, Inc.	200	2,589
Japan Exchange Group, Inc.	500	9,295
kabu.com Securities Co., Ltd.	600	1,945
Kyokuto Securities Co., Ltd.	100	1,308
Matsui Securities Co., Ltd.	300	2,868
Nomura Holdings, Inc.	2,900	14,091
Okasan Securities Group, Inc.	1,000	4,921
SBI Holdings, Inc.	200	5,153
Tokai Tokyo Financial Holdings, Inc.	600	3,835

Total Capital Markets		64,292
Chemicals – 4.4%
Asahi Kasei Corp.	1,000	12,712
Daicel Corp.	100	1,107
DIC Corp.	100	3,124
Hitachi Chemical Co., Ltd.	200	4,036
JSR Corp.	200	3,405
Kansai Paint Co., Ltd.	100	2,078

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

June 30, 2018

Investments	Shares	Value
Kuraray Co., Ltd.	300	$4,133
Mitsubishi Chemical Holdings Corp.	1,000	8,373
Mitsubishi Gas Chemical Co., Inc.	200	4,532
Mitsui Chemicals, Inc.	200	5,327
Nihon Parkerizing Co., Ltd.	300	4,323
Nippon Kayaku Co., Ltd.	300	3,356
Nippon Paint Holdings Co., Ltd.	100	4,306
Nippon Valqua Industries Ltd.	100	2,848
Nissan Chemical Industries Ltd.	100	4,668
Nitto Denko Corp.	100	7,568
Shin-Etsu Chemical Co., Ltd.	200	17,827
Showa Denko K.K.	100	4,442
Sumitomo Chemical Co., Ltd.	1,000	5,670
Taiyo Nippon Sanso Corp.	200	2,867
Teijin Ltd.	100	1,834
Toagosei Co., Ltd.	300	3,467
Toray Industries, Inc.	500	3,945
Tosoh Corp.	200	3,100
Toyobo Co., Ltd.	100	1,664
Ube Industries Ltd.	100	2,599

Total Chemicals		123,311
Commercial Services & Supplies – 0.8%
Dai Nippon Printing Co., Ltd.	200	4,476
Kokuyo Co., Ltd.	200	3,552
Okamura Corp.	200	2,943
Park24 Co., Ltd.	100	2,722
Secom Co., Ltd.	100	7,680

Total Commercial Services & Supplies		21,373
Construction & Engineering – 1.4%
COMSYS Holdings Corp.	200	5,307
Kajima Corp.	1,000	7,746
Kyowa Exeo Corp.	200	5,252
Obayashi Corp.	500	5,205
Okumura Corp.	100	3,264
Raito Kogyo Co., Ltd.	200	2,091
Shimizu Corp.	300	3,112
Taikisha Ltd.	100	3,038
Taisei Corp.	100	5,516

Total Construction & Engineering		40,531
Construction Materials – 0.2%
Geostr Corp.	500	2,830
Taiheiyo Cement Corp.	100	3,291

Total Construction Materials		6,121
Distributors – 0.3%
Canon Marketing Japan, Inc.	100	2,084
Paltac Corp.	100	5,760

Total Distributors		7,844
Diversified Consumer Services – 0.2%
Benesse Holdings, Inc.	100	3,548
Meiko Network Japan Co., Ltd.	200	2,304

Total Diversified Consumer Services		5,852
Diversified Telecommunication Services – 2.6%
Nippon Telegraph & Telephone Corp.	1,600	72,745
Electric Utilities – 0.7%
Chubu Electric Power Co., Inc.	300	4,499
Chugoku Electric Power Co., Inc. (The)	200	2,585
Kansai Electric Power Co., Inc. (The)	300	4,377
Kyushu Electric Power Co., Inc.	100	1,116
Shikoku Electric Power Co., Inc.	200	2,676
Tohoku Electric Power Co., Inc.	500	6,107

Total Electric Utilities		21,360
Electrical Equipment – 1.8%
Helios Techno Holding Co., Ltd.	500	3,151
Idec Corp.	100	2,343
Mabuchi Motor Co., Ltd.	100	4,758
Mitsubishi Electric Corp.	1,300	17,306
Nidec Corp.	100	15,009
Nissin Electric Co., Ltd.	200	1,843
Nitto Kogyo Corp.	300	5,996

Total Electrical Equipment		50,406
Electronic Equipment, Instruments & Components – 3.1%
Alps Electric Co., Ltd.	100	2,569
Amano Corp.	100	2,364
Azbil Corp.	100	4,361
Canon Electronics, Inc.	200	4,030
CMK Corp.	200	1,275
Dexerials Corp.	200	1,997
Hamamatsu Photonics K.K.	100	4,297
Hitachi High-Technologies Corp.	100	4,081
Hitachi Ltd.	3,000	21,169
Macnica Fuji Electronics Holdings, Inc.	100	1,680
Murata Manufacturing Co., Ltd.	100	16,810
Nippon Electric Glass Co., Ltd.	100	2,781
Nohmi Bosai Ltd.	200	4,277
Omron Corp.	100	4,668
Satori Electric Co., Ltd.	300	2,760
Sumida Corp.	200	2,253
Yaskawa Electric Corp.	100	3,534
Yokogawa Electric Corp.	200	3,561

Total Electronic Equipment, Instruments & Components		88,467
Energy Equipment & Services – 0.1%
Shinko Plantech Co., Ltd.	200	2,019
Food & Staples Retailing – 1.7%
Aeon Co., Ltd.	400	8,559
Arcs Co., Ltd.	100	2,726
Cawachi Ltd.	100	2,047
FamilyMart UNY Holdings Co., Ltd.	55	5,790
Lawson, Inc.	100	6,247
Seven & I Holdings Co., Ltd.	400	17,446
Valor Holdings Co., Ltd.	200	4,563

Total Food & Staples Retailing		47,378
Food Products – 0.6%
Ajinomoto Co., Inc.	100	1,892

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

June 30, 2018

Investments	Shares	Value
Kewpie Corp.	100	$2,522
NH Foods Ltd.	100	4,040
Toyo Suisan Kaisha Ltd.	100	3,562
Yamazaki Baking Co., Ltd.	200	5,236

Total Food Products		17,252
Gas Utilities – 0.5%
Osaka Gas Co., Ltd.	200	4,139
Saibu Gas Co., Ltd.	100	2,707
Tokyo Gas Co., Ltd.	300	7,964

Total Gas Utilities		14,810
Health Care Equipment & Supplies – 0.9%
Hoya Corp.	200	11,373
Nihon Kohden Corp.	100	2,785
Nipro Corp.	200	2,311
Olympus Corp.	100	3,747
Terumo Corp.	100	5,733

Total Health Care Equipment & Supplies		25,949
Health Care Providers & Services – 0.4%
Alfresa Holdings Corp.	100	2,352
BML, Inc.	200	5,155
Medipal Holdings Corp.	200	4,023

Total Health Care Providers & Services		11,530
Hotels, Restaurants & Leisure – 0.6%
Kisoji Co., Ltd.	100	2,537
McDonald’s Holdings Co., Japan Ltd.	100	5,101
Round One Corp.	100	1,574
Skylark Co., Ltd.	200	2,959
Tosho Co., Ltd.	100	3,819

Total Hotels, Restaurants & Leisure		15,990
Household Durables – 2.3%
Casio Computer Co., Ltd.	200	3,254
Foster Electric Co., Ltd.	100	1,436
Haseko Corp.	200	2,764
Iida Group Holdings Co., Ltd.	200	3,859
Nihon House Holdings Co., Ltd.	500	2,537
Nikon Corp.	300	4,775
Panasonic Corp.	1,200	16,180
Sekisui Chemical Co., Ltd.	400	6,818
Sekisui House Ltd.	600	10,617
Sony Corp.	200	10,227
Sumitomo Forestry Co., Ltd.	100	1,514

Total Household Durables		63,981
Household Products – 0.4%
Pigeon Corp.	100	4,866
Unicharm Corp.	200	6,018

Total Household Products		10,884
Independent Power & Renewable Electricity Producers – 0.2%
Electric Power Development Co., Ltd.	200	5,164
Industrial Conglomerates – 0.2%
Nisshinbo Holdings, Inc.	100	1,074
Seibu Holdings, Inc.	200	3,373

Total Industrial Conglomerates		4,447
Insurance – 5.2%
Dai-ichi Life Holdings, Inc.	800	14,272
Japan Post Holdings Co., Ltd.	4,700	51,470
Japan Post Insurance Co., Ltd.	500	10,283
MS&AD Insurance Group Holdings, Inc.	500	15,546
Sompo Holdings, Inc.	300	12,134
Sony Financial Holdings, Inc.	400	7,641
T&D Holdings, Inc.	500	7,514
Tokio Marine Holdings, Inc.	600	28,130

Total Insurance		146,990
Internet & Catalog Retail – 0.1%
Start Today Co., Ltd.	100	3,625
Internet Software & Services – 0.5%
COOKPAD, Inc.	300	1,384
GMO Internet, Inc.	100	2,382
Yahoo Japan Corp.	2,900	9,635

Total Internet Software & Services		13,401
IT Services – 1.1%
Fujitsu Ltd.	1,000	6,065
Itochu Techno-Solutions Corp.	200	3,456
Nomura Research Institute Ltd.	120	5,818
NS Solutions Corp.	100	2,522
NTT Data Corp.	500	5,760
Otsuka Corp.	200	7,845

Total IT Services		31,466
Leisure Products – 1.0%
Bandai Namco Holdings, Inc.	200	8,252
Fields Corp.	200	1,889
Heiwa Corp.	100	2,414
Sankyo Co., Ltd.	100	3,914
Sega Sammy Holdings, Inc.	300	5,140
Tomy Co., Ltd.	200	1,661
Yamaha Corp.	100	5,200

Total Leisure Products		28,470
Machinery – 5.1%
Amada Holdings Co., Ltd.	200	1,923
Daifuku Co., Ltd.	100	4,383
DMG Mori Co., Ltd.	100	1,388
Ebara Corp.	100	3,110
FANUC Corp.	100	19,866
Giken Ltd.	200	4,650
Glory Ltd.	100	2,799
Hino Motors Ltd.	500	5,340
Hitachi Construction Machinery Co., Ltd.	100	3,250
JTEKT Corp.	200	2,723
Komatsu Ltd.	700	20,021
Kubota Corp.	500	7,868
Kurita Water Industries Ltd.	200	5,706
Makita Corp.	100	4,482
MINEBEA MITSUMI, Inc.	100	1,692
MISUMI Group, Inc.	200	5,832
Mitsubishi Heavy Industries Ltd.	200	7,278
Miura Co., Ltd.	200	4,863
Morita Holdings Corp.	200	4,037

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

June 30, 2018

Investments	Shares	Value
Nabtesco Corp.	100	$3,079
NGK Insulators Ltd.	100	1,781
Noritake Co., Ltd.	100	5,543
NSK Ltd.	400	4,128
NTN Corp.	1,000	4,099
Sodick Co., Ltd.	200	1,826
Sumitomo Heavy Industries Ltd.	200	6,753
Tadano Ltd.	200	2,457
THK Co., Ltd.	100	2,866

Total Machinery		143,743
Marine – 0.1%
Mitsui OSK Lines Ltd.	100	2,409
Media – 0.9%
CyberAgent, Inc.	100	6,013
Dentsu, Inc.	100	4,740
Hakuhodo DY Holdings, Inc.	300	4,815
SKY Perfect JSAT Holdings, Inc.	600	2,860
Toho Co., Ltd.	200	6,708

Total Media		25,136
Metals & Mining – 1.9%
Daido Steel Co., Ltd.	100	4,623
Dowa Holdings Co., Ltd.	100	3,083
Godo Steel Ltd.	200	3,786
Hitachi Metals Ltd.	100	1,038
JFE Holdings, Inc.	500	9,462
Kobe Steel Ltd.	200	1,831
Kyoei Steel Ltd.	100	1,892
Mitsubishi Materials Corp.	100	2,749
Nippon Light Metal Holdings Co., Ltd.	1,500	3,372
Nippon Steel & Sumitomo Metal Corp.	800	15,713
OSAKA Titanium Technologies Co., Ltd.	200	2,990
Sumitomo Metal Mining Co., Ltd.	100	3,826

Total Metals & Mining		54,365
Multiline Retail – 0.3%
J. Front Retailing Co., Ltd.	200	3,046
Marui Group Co., Ltd.	200	4,214

Total Multiline Retail		7,260
Oil, Gas & Consumable Fuels – 1.0%
Idemitsu Kosan Co., Ltd.	100	3,566
JXTG Holdings, Inc.	2,850	19,817
Showa Shell Sekiyu K.K.	400	5,970

Total Oil, Gas & Consumable Fuels		29,353
Paper & Forest Products – 0.3%
Hokuetsu Kishu Paper Co., Ltd.	400	2,059
Nippon Paper Industries Co., Ltd.	100	1,596
Oji Holdings Corp.	1,000	6,202

Total Paper & Forest Products		9,857
Personal Products – 1.1%
Fancl Corp.	100	5,011
Kao Corp.	200	15,257
Pola Orbis Holdings, Inc.	100	4,401
Shiseido Co., Ltd.	100	7,943

Total Personal Products		32,612
Pharmaceuticals – 5.1%
Astellas Pharma, Inc.	1,000	15,248
Chugai Pharmaceutical Co., Ltd.	200	10,491
Daiichi Sankyo Co., Ltd.	500	19,126
Eisai Co., Ltd.	100	7,046
Kaken Pharmaceutical Co., Ltd.	100	5,137
KYORIN Holdings, Inc.	100	2,076
Kyowa Hakko Kirin Co., Ltd.	100	2,016
Mitsubishi Tanabe Pharma Corp.	600	10,368
Ono Pharmaceutical Co., Ltd.	300	7,034
Otsuka Holdings Co., Ltd.	300	14,528
Santen Pharmaceutical Co., Ltd.	200	3,487
Shionogi & Co., Ltd.	100	5,138
Sumitomo Dainippon Pharma Co., Ltd.	200	4,234
Takeda Pharmaceutical Co., Ltd.	900	38,010

Total Pharmaceuticals		143,939
Professional Services – 0.6%
Recruit Holdings Co., Ltd.	400	11,072
TechnoPro Holdings, Inc.	100	6,148

Total Professional Services		17,220
Real Estate Management & Development – 2.3%
Aeon Mall Co., Ltd.	100	1,797
Daito Trust Construction Co., Ltd.	100	16,260
Daiwa House Industry Co., Ltd.	400	13,636
Hulic Co., Ltd.	300	3,204
Mitsubishi Estate Co., Ltd.	300	5,246
Mitsui Fudosan Co., Ltd.	300	7,242
Nomura Real Estate Holdings, Inc.	100	2,219
NTT Urban Development Corp.	300	3,223
Prospect Co., Ltd.	4,000	1,806
Sun Frontier Fudousan Co., Ltd.	100	1,184
Tokyo Tatemono Co., Ltd.	200	2,746
Tokyu Fudosan Holdings Corp.	500	3,530
Unizo Holdings Co., Ltd.	100	1,864

Total Real Estate Management & Development		63,957
Road & Rail – 2.0%
East Japan Railway Co.	200	19,167
Hankyu Hanshin Holdings, Inc.	200	8,044
Kyushu Railway Co.	100	3,060
Nikkon Holdings Co., Ltd.	200	5,253
Seino Holdings Co., Ltd.	400	7,092
Senko Group Holdings Co., Ltd.	300	2,373
Tokyu Corp.	200	3,445
West Japan Railway Co.	100	7,371

Total Road & Rail		55,805
Semiconductors & Semiconductor Equipment – 1.0%
Advantest Corp.	200	4,167
Mimasu Semiconductor Industry Co., Ltd.	100	1,611
SUMCO Corp.	100	2,020
Tokyo Electron Ltd.	100	17,171

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

June 30, 2018

Investments	Shares	Value
Tokyo Seimitsu Co., Ltd.	100	$3,309

Total Semiconductors & Semiconductor Equipment		28,278
Software – 1.8%
COLOPL, Inc.	300	2,031
Koei Tecmo Holdings Co., Ltd.	100	1,966
Konami Holdings Corp.	100	5,092
Nintendo Co., Ltd.	50	16,341
NSD Co., Ltd.	300	6,836
Oracle Corp.	100	8,171
Square Enix Holdings Co., Ltd.	100	4,911
Trend Micro, Inc.	100	5,706

Total Software		51,054
Specialty Retail – 1.4%
Adastria Co., Ltd.	100	1,269
Aoyama Trading Co., Ltd.	100	3,341
DCM Holdings Co., Ltd.	200	1,874
Fast Retailing Co., Ltd.	25	11,491
Geo Holdings Corp.	200	2,683
K’s Holdings Corp.	200	2,078
Kohnan Shoji Co., Ltd.	100	2,328
T-Gaia Corp.	100	2,555
USS Co., Ltd.	300	5,709
Yamada Denki Co., Ltd.	700	3,482
Yellow Hat Ltd.	100	2,957

Total Specialty Retail		39,767
Technology Hardware, Storage & Peripherals – 2.6%
Brother Industries Ltd.	200	3,951
Canon, Inc.	1,400	45,894
FUJIFILM Holdings Corp.	200	7,811
Konica Minolta, Inc.	300	2,787
NEC Corp.	200	5,489
Ricoh Co., Ltd.	200	1,834
Seiko Epson Corp.	400	6,955

Total Technology Hardware, Storage & Peripherals		74,721
Textiles, Apparel & Luxury Goods – 0.1%
Baroque Japan Ltd.	200	1,788
Tobacco – 2.4%
Japan Tobacco, Inc.	2,400	67,061
Trading Companies & Distributors – 4.4%
ITOCHU Corp.	1,400	25,374
Marubeni Corp.	1,900	14,496
Mitsubishi Corp.	1,500	41,683
Sojitz Corp.	1,100	3,992
Sumitomo Corp.	1,400	23,004
Toyota Tsusho Corp.	200	6,699
Yamazen Corp.	500	4,780
Yuasa Trading Co., Ltd.	100	3,191

Total Trading Companies & Distributors		123,219
Wireless Telecommunication Services – 5.6%
KDDI Corp.	1,800	49,256
NTT DOCOMO, Inc.	3,700	94,283
SoftBank Group Corp.	200	14,396

Total Wireless Telecommunication Services		157,935
TOTAL INVESTMENTS IN SECURITIES – 99.3% (Cost: $2,392,615)		2,802,474
Other Assets less Liabilities – 0.7%		20,610

NET ASSETS – 100.0%		$2,823,084

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/5/2018	33,190,881	JPY	299,683	USD	$8	$—
Bank of America N.A.	7/5/2018	300,734	USD	32,600,648	JPY	6,373	—
Bank of America N.A.	8/3/2018	295,937	USD	32,714,592	JPY	—	(22)
Barclays Bank PLC	7/5/2018	300,734	USD	32,601,640	JPY	6,364	—
Canadian Imperial Bank of Commerce	7/5/2018	300,734	USD	32,607,384	JPY	6,312	—
Citibank N.A.	7/5/2018	33,190,581	JPY	299,683	USD	5	—
Citibank N.A.	8/3/2018	295,937	USD	32,714,444	JPY	—	(21)
Credit Suisse International	7/5/2018	229,132	USD	24,839,696	JPY	4,847	—
Goldman Sachs	7/5/2018	33,190,761	JPY	299,683	USD	6	—
Goldman Sachs	8/3/2018	295,937	USD	32,713,201	JPY	—	(10)
State Street Bank and Trust	7/5/2018	548,234	JPY	5,002	USD	—	(52)
State Street Bank and Trust	7/5/2018	25,287,693	JPY	228,334	USD	—	(4)
State Street Bank and Trust	7/5/2018	300,734	USD	32,601,911	JPY	6,362	—
State Street Bank and Trust	8/3/2018	225,479	USD	24,923,569	JPY	3	—
UBS AG	7/5/2018	33,189,322	JPY	299,683	USD	—	(7)
UBS AG	8/3/2018	295,937	USD	32,712,165	JPY	—	—
						$30,280	$(116)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.4%
Brazil – 4.2%
AES Tiete Energia S.A.	1,669	$4,186
Alupar Investimento S.A.	1,592	6,290
Ambev S.A.	45,928	214,635
B3 S.A. – Brasil Bolsa Balcao	8,940	47,519
Banco Bradesco S.A.	9,891	62,677
Banco do Brasil S.A.	8,472	63,088
Banco Santander Brasil S.A.	6,353	48,381
BB Seguridade Participacoes S.A.	4,837	30,751
CCR S.A.	9,507	25,007
Cia de Saneamento Basico do Estado de Sao Paulo	1,845	11,169
Cia Hering	2,771	10,263
Cielo S.A.	10,110	43,410
Cosan S.A. Industria e Comercio	924	8,449
EDP – Energias do Brasil S.A.	1,282	4,622
Embraer S.A.	1,064	6,709
Engie Brasil Energia S.A.	4,974	44,253
Equatorial Energia S.A.	1,194	17,621
Estacio Participacoes S.A.	3,487	22,096
Ez Tec Empreendimentos e Participacoes S.A.	2,936	12,309
Fibria Celulose S.A.	2,016	38,026
Fleury S.A.	1,285	8,834
Gerdau S.A.	1,737	4,840
Grendene S.A.	6,655	13,700
Itau Unibanco Holding S.A.	8,177	76,299
JBS S.A.	2,181	5,272
Klabin S.A.	4,325	22,033
Kroton Educacional S.A.	1,622	3,929
Localiza Rent a Car S.A.	2,919	18,004
Lojas Renner S.A.	2,425	18,512
Mahle-Metal Leve S.A.	2,387	16,143
MRV Engenharia e Participacoes S.A.	2,688	8,412
Multiplan Empreendimentos Imobiliarios S.A.	790	11,704
Multiplus S.A.	1,011	7,686
Natura Cosmeticos S.A.	385	3,029
Odontoprev S.A.	4,612	15,667
Porto Seguro S.A.	2,114	22,352
Qualicorp Consultoria e Corretora de Seguros S.A.	1,858	8,915
Raia Drogasil S.A.	920	15,878
Smiles Fidelidade S.A.	1,424	19,246
Sul America S.A.	1,458	6,927
TIM Participacoes S.A.	8,478	29,043
TOTVS S.A.	1,472	10,407
Transmissora Alianca de Energia Eletrica S.A.	6,078	29,542
Ultrapar Participacoes S.A.	1,840	21,975
Vale S.A.	20,074	258,738
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	2,107	9,096
WEG S.A.	7,194	30,385

Total Brazil		1,418,029
Chile – 1.5%
AES Gener S.A.	41,839	10,278
Aguas Andinas S.A. Class A	31,236	17,115
Banco de Chile	399,883	61,839
Banco de Credito e Inversiones S.A.	438	29,248
Banco Santander Chile	810,893	63,858
CAP S.A.	1,988	19,792
Cencosud S.A.	6,707	16,588
Cia Cervecerias Unidas S.A.	1,001	12,571
Colbun S.A.	29,972	6,214
Empresas COPEC S.A.	5,347	82,524
Enel Americas S.A.	239,858	42,254
Enel Chile S.A.	315,922	31,294
Inversiones Aguas Metropolitanas S.A.	7,877	12,038
Inversiones La Construccion S.A.	1,001	15,998
Ripley Corp. S.A.	33,556	31,870
S.A.C.I. Falabella	4,402	40,527
Sociedad Matriz del Banco de Chile S.A. Class B	41,410	20,005
SONDA S.A.	2,921	4,352

Total Chile		518,365
China – 23.7%
AAC Technologies Holdings, Inc.	4,500	63,381
Agricultural Bank of China Ltd. Class H	316,000	147,821
Air China Ltd. Class H	4,000	3,865
Anhui Conch Cement Co., Ltd. Class H	10,000	57,358
Anhui Expressway Co., Ltd. Class H	16,000	9,646
ANTA Sports Products Ltd.	11,000	58,257
BAIC Motor Corp., Ltd. Class H*(a)	16,500	15,773
Bank of China Ltd. Class H	800,000	396,663
Bank of Communications Co., Ltd. Class H*	231,000	176,957
BBMG Corp. Class H	10,000	3,696
Beijing Capital International Airport Co., Ltd. Class H	2,000	2,108
Beijing Enterprises Holdings Ltd.	5,500	26,780
Beijing Enterprises Water Group Ltd.*	30,000	16,366
Beijing Jingneng Clean Energy Co., Ltd. Class H	62,000	14,383
Brilliance China Automotive Holdings Ltd.	18,000	32,488
Central China Securities Co., Ltd. Class H	19,000	5,764
CGN Power Co., Ltd. Class H(a)	109,000	28,204
China Cinda Asset Management Co., Ltd. Class H	77,000	24,733
China CITIC Bank Corp., Ltd. Class H	122,000	76,353
China Communications Construction Co., Ltd. Class H	34,000	32,850
China Communications Services Corp., Ltd. Class H	22,000	13,937
China Conch Venture Holdings Ltd.	10,500	38,411
China Construction Bank Corp. Class H*	1,214,000	1,121,860
China Eastern Airlines Corp., Ltd. Class H	18,000	12,183
China Everbright Bank Co., Ltd. Class H	35,000	15,034
China Everbright International Ltd.	20,000	25,849
China Galaxy Securities Co., Ltd. Class H	38,500	19,776
China Gas Holdings Ltd.	16,600	66,756
China International Marine Containers Group Co., Ltd. Class H	5,700	7,469
China Jinmao Holdings Group Ltd.	62,000	31,136
China Lesso Group Holdings Ltd.	8,000	5,078
China Life Insurance Co., Ltd. Class H	20,000	51,622
China Lilang Ltd.	20,000	28,705
China Longyuan Power Group Corp., Ltd. Class H	19,000	15,306

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2018

Investments	Shares	Value
China Medical System Holdings Ltd.	11,000	$21,985
China Mengniu Dairy Co., Ltd.*	11,000	37,295
China Merchants Bank Co., Ltd. Class H*	21,000	77,491
China Minsheng Banking Corp., Ltd. Class H	78,600	56,204
China Mobile Ltd.	64,000	568,584
China National Building Material Co., Ltd. Class H	20,000	19,808
China Oilfield Services Ltd. Class H	16,000	15,112
China Overseas Land & Investment Ltd.	24,000	79,078
China Pacific Insurance Group Co., Ltd. Class H	12,600	48,743
China Petroleum & Chemical Corp. Class H	442,000	394,932
China Power Clean Energy Development Co., Ltd.*	5,500	2,685
China Power International Development Ltd.	110,666	25,531
China Railway Construction Corp., Ltd. Class H	15,500	15,707
China Railway Group Ltd. Class H	19,000	14,337
China Railway Signal & Communication Corp., Ltd. Class H(a)	10,000	7,100
China Reinsurance Group Corp. Class H*	68,000	14,908
China Resources Beer Holdings Co., Ltd.	2,000	9,713
China Resources Cement Holdings Ltd.	44,000	44,586
China Resources Gas Group Ltd.	2,000	8,667
China Resources Land Ltd.	18,000	60,685
China Resources Pharmaceutical Group Ltd.(a)	4,000	5,537
China Resources Power Holdings Co., Ltd.	38,000	66,938
China Shenhua Energy Co., Ltd. Class H	28,000	66,454
China South City Holdings Ltd.	70,000	13,651
China Southern Airlines Co., Ltd. Class H	16,000	12,583
China State Construction International Holdings Ltd.	4,000	4,104
China Telecom Corp., Ltd. Class H	114,000	53,328
China Travel International Investment Hong Kong Ltd.	44,000	17,162
China Vanke Co., Ltd. Class H	6,600	23,092
China Yongda Automobiles Services Holdings Ltd.(b)	6,500	6,388
China ZhengTong Auto Services Holdings Ltd.	7,000	4,666
China Zhongwang Holdings Ltd.	35,200	18,620
Chongqing Rural Commercial Bank Co., Ltd. Class H	24,000	14,286
CIFI Holdings Group Co., Ltd.	44,000	27,986
CITIC Ltd.	44,000	62,028
CITIC Securities Co., Ltd. Class H	10,500	20,985
CITIC Telecom International Holdings Ltd.	43,000	11,291
CNOOC Ltd.	224,000	386,588
COSCO Shipping Energy Transportation Co., Ltd. Class H*	26,000	12,527
COSCO Shipping Ports Ltd.	4,000	3,334
Cosmo Lady China Holdings Co., Ltd.(a)	19,000	9,469
Country Garden Holdings Co., Ltd.	66,000	116,093
CPMC Holdings Ltd.	11,000	6,800
CRRC Corp., Ltd. Class H	45,000	34,931
CSPC Pharmaceutical Group Ltd.	20,000	60,417
Dali Foods Group Co., Ltd.(a)	60,500	46,654
Dongfeng Motor Group Co., Ltd. Class H	26,000	27,506
E-Commodities Holdings Ltd.	96,000	6,730
ENN Energy Holdings Ltd.	1,000	9,834
Fosun International Ltd.	17,000	31,983
Fuyao Glass Industry Group Co., Ltd. Class H(a)	3,600	12,160
Geely Automobile Holdings Ltd.	4,000	10,375
GF Securities Co., Ltd. Class H*	6,200	9,041
Goodbaby International Holdings Ltd.	8,000	4,844
Great Wall Motor Co., Ltd. Class H(b)	37,000	28,297
Greatview Aseptic Packaging Co., Ltd.	13,000	7,755
Guangdong Investment Ltd.	40,000	63,527
Guangzhou Automobile Group Co., Ltd. Class H	27,200	26,592
Guangzhou R&F Properties Co., Ltd. Class H	12,800	25,843
Guotai Junan International Holdings Ltd.(b)	20,000	4,334
Haitian International Holdings Ltd.	9,000	21,245
Haitong Securities Co., Ltd. Class H*	12,800	12,938
Hengan International Group Co., Ltd.	6,000	57,740
Hisense Kelon Electrical Holdings Co., Ltd. Class H	2,000	2,042
Huadian Fuxin Energy Corp., Ltd. Class H	38,000	8,912
Huadian Power International Corp., Ltd. Class H	44,000	17,386
Huaneng Power International, Inc. Class H	106,000	70,257
Huaneng Renewables Corp., Ltd. Class H	26,000	8,650
Huatai Securities Co., Ltd. Class H(a)	8,200	13,044
Industrial & Commercial Bank of China Ltd. Class H	723,000	540,952
Jiangnan Group Ltd.	162,000	9,602
Jiangsu Expressway Co., Ltd. Class H	16,000	19,068
Kingboard Laminates Holdings Ltd.	21,000	25,937
Kingsoft Corp., Ltd.	1,000	3,034
Kunlun Energy Co., Ltd.	22,000	19,265
KWG Property Holding Ltd.	22,500	28,278
Lee & Man Paper Manufacturing Ltd.	30,000	30,362
Legend Holdings Corp. Class H(a)	2,000	6,093
Lenovo Group Ltd.	152,000	82,341
Logan Property Holdings Co., Ltd.	2,000	2,707
Longfor Properties Co., Ltd.	15,500	41,785
Luye Pharma Group Ltd.(b)	10,500	10,774
Metallurgical Corp. of China Ltd. Class H	22,000	6,506
MGM China Holdings Ltd.(b)	4,000	9,279
New China Life Insurance Co., Ltd. Class H	1,000	4,162
Nine Dragons Paper Holdings Ltd.	20,000	25,492
People’s Insurance Co. Group of China Ltd. (The) Class H	23,000	10,818
PetroChina Co., Ltd. Class H	172,000	130,883
PICC Property & Casualty Co., Ltd. Class H	36,000	38,866
Ping An Insurance Group Co. of China Ltd. Class H	22,000	202,461
Red Star Macalline Group Corp., Ltd. Class H(a)	6,400	8,631
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	4,000	2,830
Shanghai Industrial Holdings Ltd.	10,000	23,300
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	4,500	12,418
Shenzhen Expressway Co., Ltd. Class H	4,000	3,926
Shenzhen International Holdings Ltd.	17,417	36,053
Shenzhen Investment Ltd.	26,000	9,478
Shenzhou International Group Holdings Ltd.	10,000	123,447
Shimao Property Holdings Ltd.	27,000	70,895
Shougang Fushan Resources Group Ltd.	28,000	6,674
Shui On Land Ltd.	44,000	11,161
Sichuan Expressway Co., Ltd. Class H	20,000	6,067
Sihuan Pharmaceutical Holdings Group Ltd.	22,000	4,907

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2018

Investments	Shares	Value
Sino-Ocean Group Holding Ltd.	49,500	$28,771
Sinopec Engineering Group Co., Ltd. Class H	5,500	5,749
Sinopec Shanghai Petrochemical Co., Ltd. Class H	66,000	40,212
Sinopharm Group Co., Ltd. Class H	7,600	30,563
Sinotrans Ltd. Class H	22,000	11,609
SITC International Holdings Co., Ltd.	21,000	23,421
Sun Art Retail Group Ltd.	28,000	36,617
Sunac China Holdings Ltd.	13,000	45,485
Tencent Holdings Ltd.	3,000	150,584
Tingyi Cayman Islands Holding Corp.	20,000	46,396
Tong Ren Tang Technologies Co., Ltd. Class H	9,000	14,294
TravelSky Technology Ltd. Class H*	1,000	2,912
Want Want China Holdings Ltd.	53,000	47,153
Weichai Power Co., Ltd. Class H	13,000	17,929
WH Group Ltd.(a)	66,500	54,163
Xingda International Holdings Ltd.	8,000	2,345
Xinhua Winshare Publishing and Media Co., Ltd. Class H	23,000	16,007
Xinyi Glass Holdings Ltd.	40,000	48,895
Xinyi Solar Holdings Ltd.(b)	48,000	14,745
Yanzhou Coal Mining Co., Ltd. Class H	6,000	7,847
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)	4,400	22,377
Yuexiu Property Co., Ltd.	114,000	21,796
Yuexiu Transport Infrastructure Ltd.(b)	16,000	11,665
Zhejiang Expressway Co., Ltd. Class H	22,000	19,629
Zhuzhou CRRC Times Electric Co., Ltd. Class H	1,200	5,705
Zijin Mining Group Co., Ltd. Class H	44,000	16,825
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(b)	17,800	7,601

Total China		8,076,413
Czech Republic – 0.7%
CEZ AS(b)	6,701	158,490
Komercni Banka AS	1,071	44,966
Moneta Money Bank AS(a)	1,693	5,797
O2 Czech Republic AS	1,878	21,535

Total Czech Republic		230,788
Hong Kong – 0.2%
Chow Tai Fook Jewellery Group Ltd.	21,400	24,113
CP Pokphand Co., Ltd.	62,000	5,611
Kerry Logistics Network Ltd.	6,500	9,064
Kingboard Chemical Holdings Ltd.	6,500	23,778
Stella International Holdings Ltd.	5,500	6,814

Total Hong Kong		69,380
Hungary – 0.2%
MOL Hungarian Oil & Gas PLC	4,789	46,243
OTP Bank Nyrt	1,100	39,841

Total Hungary		86,084
India – 6.0%
Ajanta Pharma Ltd.*	621	8,907
Alembic Pharmaceuticals Ltd.	726	5,326
Amara Raja Batteries Ltd.	1,093	11,584
Ambuja Cements Ltd.	2,447	7,409
Apollo Hospitals Enterprise Ltd.	658	10,059
Apollo Tyres Ltd.*	1,748	6,480
Asian Paints Ltd.	648	11,959
Aurobindo Pharma Ltd.	528	4,678
Bajaj Auto Ltd.	317	13,002
Bank of Baroda	3,333	5,480
Bharat Heavy Electricals Ltd.	7,907	8,280
Bharat Petroleum Corp., Ltd.	5,185	28,250
Bharti Airtel Ltd.	1,291	7,197
Bharti Infratel Ltd.	3,357	14,726
Cadila Healthcare Ltd.*	1,249	6,880
Care Ratings Ltd.	338	6,187
Castrol India Ltd.	5,807	13,874
Coal India Ltd.	29,862	115,216
CRISIL Ltd.	328	8,615
Cummins India Ltd.	393	3,715
Dr. Reddy’s Laboratories Ltd.	340	11,091
Engineers India Ltd.	2,416	4,380
GAIL India Ltd.	3,438	17,073
Gateway Distriparks Ltd.	3,558	9,233
GHCL Ltd.	1,285	5,131
Glenmark Pharmaceuticals Ltd.	749	6,374
Great Eastern Shipping Co., Ltd. (The)	1,842	7,579
Greaves Cotton Ltd.	4,422	9,336
Gujarat Pipavav Port Ltd.	3,239	4,987
HCL Technologies Ltd.	4,499	60,822
Hero MotoCorp Ltd.	746	37,820
Hindustan Petroleum Corp., Ltd.	3,303	12,496
Hindustan Unilever Ltd.	2,481	59,428
ICICI Bank Ltd. ADR*	3,245	26,057
Idea Cellular Ltd.*	7,237	6,269
IDFC Bank Ltd.	10,914	6,189
Indian Oil Corp., Ltd.	29,691	67,603
Infosys Ltd. ADR	18,919	367,596
InterGlobe Aviation Ltd.(a)	517	8,214
IRB Infrastructure Developers Ltd.	3,784	11,648
ITC Ltd.	16,984	65,988
Jain Irrigation Systems Ltd.	4,482	5,024
Karnataka Bank Ltd. (The)	5,587	8,945
KPIT Technologies Ltd.	3,490	13,842
Larsen & Toubro Ltd. GDR Reg S	1,455	26,685
Lupin Ltd.	923	12,175
Mahindra & Mahindra Ltd. GDR	2,833	36,971
Marico Ltd.	1,611	7,798
Maruti Suzuki India Ltd.	288	37,098
Mindtree Ltd.	1,642	23,652
Mphasis Ltd.	890	14,084
National Aluminium Co., Ltd.	2,804	2,648
NHPC Ltd.	70,224	24,035
NLC India Ltd.	5,514	6,579
NMDC Ltd.	10,143	16,003
NTPC Ltd.	20,011	46,629
Oil & Natural Gas Corp., Ltd.	35,529	82,140

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2018

Investments	Shares	Value
Oil India Ltd.	3,910	$11,976
Piramal Enterprises Ltd.	134	4,960
Power Grid Corp. of India Ltd.	12,545	34,212
Reliance Industries Ltd. GDR(a)	3,579	100,570
Reliance Infrastructure Ltd.	1,818	10,395
SJVN Ltd.	15,604	6,639
Solara Active Pharma Sciences Ltd.*	46	153
Sonata Software Ltd.	3,127	14,287
Strides Shasun Ltd.	503	2,897
Sun Pharmaceutical Industries Ltd.	2,425	19,962
Sun TV Network Ltd.	494	5,640
Tata Consultancy Services Ltd.	5,856	157,928
Tata Power Co., Ltd. (The)	11,293	12,073
Tech Mahindra Ltd.	3,428	32,794
Thyrocare Technologies Ltd.(a)	735	6,167
Torrent Pharmaceuticals Ltd.	286	5,849
Torrent Power Ltd.	1,221	4,048
UPL Ltd.*	1,265	11,425
Vedanta Ltd.	14,037	48,391
Vedanta Ltd. ADR	2,771	37,686
Vijaya Bank	6,426	4,802
Wipro Ltd. ADR	1,104	5,288
Wockhardt Ltd.*	540	5,052
Yes Bank Ltd.	2,167	10,742
Zee Entertainment Enterprises Ltd.	1,410	11,194

Total India		2,032,576
Indonesia – 2.2%
Adaro Energy Tbk PT	158,100	19,749
Adhi Karya Persero Tbk PT	31,700	3,960
AKR Corporindo Tbk PT	13,200	3,961
Astra International Tbk PT	131,300	60,473
Bank Central Asia Tbk PT	35,300	52,901
Bank Danamon Indonesia Tbk PT	31,700	14,102
Bank Mandiri Persero Tbk PT	51,400	24,570
Bank Negara Indonesia Persero Tbk PT	59,500	29,273
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	18,400	2,684
Bank Rakyat Indonesia Persero Tbk PT	351,600	69,682
Bank Tabungan Negara Persero Tbk PT	36,400	6,223
Bukit Asam Tbk PT	39,400	10,915
Charoen Pokphand Indonesia Tbk PT	36,300	9,322
Gudang Garam Tbk PT	2,200	10,324
Hanjaya Mandala Sampoerna Tbk PT	100,100	25,008
Indo Tambangraya Megah Tbk PT	17,500	27,325
Indocement Tunggal Prakarsa Tbk PT	20,700	19,718
Indofood CBP Sukses Makmur Tbk PT	18,700	11,549
Indofood Sukses Makmur Tbk PT	31,600	14,664
Japfa Comfeed Indonesia Tbk PT	46,300	5,186
Jasa Marga Persero Tbk PT	28,500	8,313
Kalbe Farma Tbk PT	74,200	6,317
Matahari Department Store Tbk PT	40,400	24,809
Media Nusantara Citra Tbk PT	51,700	3,319
Perusahaan Gas Negara Persero Tbk	365,900	50,940
PP Persero Tbk PT	31,800	4,427
Sawit Sumbermas Sarana Tbk PT	30,600	2,712
Semen Indonesia Persero Tbk PT	34,200	17,005
Telekomunikasi Indonesia Persero Tbk PT	343,100	89,785
Tower Bersama Infrastructure Tbk PT	7,900	2,751
Unilever Indonesia Tbk PT	15,200	48,899
United Tractors Tbk PT	21,000	46,308
Waskita Beton Precast Tbk PT	330,800	8,449
Waskita Karya Persero Tbk PT	50,700	6,811
Wijaya Karya Persero Tbk PT	58,000	5,363

Total Indonesia		747,797
Malaysia – 3.3%
AirAsia Group Bhd	30,700	22,724
AMMB Holdings Bhd	8,800	8,169
Astro Malaysia Holdings Bhd	20,600	8,108
Axiata Group Bhd	27,300	25,681
Berjaya Sports Toto Bhd	27,300	16,558
Bermaz Auto Bhd	11,100	6,045
British American Tobacco Malaysia Bhd	1,900	16,359
Bursa Malaysia Bhd	5,150	9,371
CIMB Group Holdings Bhd	27,300	36,833
Dialog Group Bhd	12,100	9,256
DiGi.Com Bhd	20,700	21,266
Felda Global Ventures Holdings Bhd	22,200	8,299
Fraser & Neave Holdings Bhd	1,300	12,557
Gamuda Bhd	11,000	8,905
Genting Malaysia Bhd	8,800	10,631
Genting Plantations Bhd	3,400	7,954
HAP Seng Consolidated Bhd	14,500	35,178
Hartalega Holdings Bhd	8,800	13,049
Hong Leong Bank Bhd	6,500	29,286
Hong Leong Financial Group Bhd	2,200	9,803
IJM Corp. Bhd	30,900	13,693
IOI Corp. Bhd	16,300	18,320
Kuala Lumpur Kepong Bhd	5,400	32,297
Magnum Bhd	22,200	11,486
Mah Sing Group Bhd	19,200	5,086
Malayan Banking Bhd	58,400	130,115
Malaysia Airports Holdings Bhd	5,300	11,546
Malaysian Resources Corp. Bhd	19,500	2,896
Maxis Bhd	13,100	17,707
MISC Bhd	10,100	14,802
Nestle Malaysia Bhd	1,000	36,514
Petronas Chemicals Group Bhd	28,600	59,543
Petronas Dagangan Bhd	3,200	19,646
Petronas Gas Bhd	2,200	9,422
Press Metal Aluminium Holdings Bhd	35,140	37,928
Public Bank Bhd	17,500	101,201
RHB Bank Bhd	9,700	13,111
Sime Darby Bhd	24,300	14,738
SP Setia Bhd Group	9,100	6,984
Sunway Bhd	12,049	4,623
Supermax Corp. Bhd	21,800	22,504
Telekom Malaysia Bhd	25,400	19,555
Tenaga Nasional Bhd	32,100	116,337

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2018

Investments	Shares	Value
Top Glove Corp. Bhd	11,000	$33,059
Tune Protect Group Bhd	20,800	4,634
YTL Corp. Bhd	103,100	28,841
YTL Power International Bhd	30,524	7,783

Total Malaysia		1,110,403
Mexico – 2.8%
Alfa S.A.B. de C.V. Class A	30,819	36,219
Alpek S.A.B. de C.V.	10,724	16,122
Alsea S.A.B. de C.V.	2,203	7,666
America Movil S.A.B. de C.V. Series L	132,792	111,945
Arca Continental S.A.B. de C.V.	576	3,583
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander Class B	26,919	36,744
Bolsa Mexicana de Valores S.A.B. de C.V.	7,343	12,448
Coca-Cola Femsa S.A.B. de C.V. Series L	4,778	27,337
Concentradora Fibra Danhos S.A. de C.V.	11,032	16,563
Corp. Inmobiliaria Vesta S.A.B. de C.V.	6,426	8,474
Fomento Economico Mexicano S.A.B. de C.V.	10,502	93,475
Gruma S.A.B. de C.V. Class B	810	10,010
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	5,891	31,041
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	5,525	51,689
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	852	13,670
Grupo Bimbo S.A.B. de C.V. Series A	2,019	3,974
Grupo Financiero Banorte S.A.B. de C.V. Class O	27,012	160,884
Grupo Financiero Inbursa S.A.B. de C.V. Class O	3,711	5,249
Grupo Herdez S.A.B. de C.V.	2,218	4,724
Grupo Mexico S.A.B. de C.V. Series B	21,053	60,398
Industrias Bachoco S.A.B. de C.V. Series B	2,403	11,697
Industrias Penoles S.A.B. de C.V.	364	6,593
Infraestructura Energetica Nova S.A.B. de C.V.	4,431	19,982
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	13,712	23,405
Macquarie Mexico Real Estate Management S.A. de C.V.*	10,505	10,523
Megacable Holdings S.A.B. de C.V. Series CPO	3,671	15,283
Mexichem S.A.B. de C.V.	6,404	18,711
Nemak S.A.B. de C.V.(a)	12,121	8,393
Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,313	11,853
Rassini S.A.B. de C.V.	2,569	8,889
Regional S.A.B. de C.V.	735	3,988
Wal-Mart de Mexico S.A.B. de C.V.	33,986	90,534

Total Mexico		942,066
Philippines – 0.8%
Aboitiz Equity Ventures, Inc.	3,100	3,166
Aboitiz Power Corp.	7,600	4,949
Ayala Corp.	880	15,170
Ayala Land, Inc.	15,400	10,937
Bank of the Philippine Islands	2,264	3,754
BDO Unibank, Inc.	14,511	34,124
D&L Industries, Inc.	20,800	3,960
DMCI Holdings, Inc.	74,900	14,736
Globe Telecom, Inc.	390	11,254
International Container Terminal Services, Inc.	6,260	9,067
Jollibee Foods Corp.	1,620	7,984
Manila Electric Co.	7,050	46,976
Manila Water Co., Inc.	7,900	4,145
Metropolitan Bank & Trust Co.	4,094	5,631
Nickel Asia Corp.	58,900	5,121
PLDT, Inc.	1,100	26,589
Semirara Mining & Power Corp.	16,120	9,152
SM Investments Corp.	2,200	36,071
SM Prime Holdings, Inc.	27,300	18,390
Universal Robina Corp.	4,500	10,203

Total Philippines		281,379
Poland – 0.8%
Asseco Poland S.A.	306	3,272
Bank Handlowy w Warszawie S.A.	680	12,859
Bank Polska Kasa Opieki S.A.*	1,943	58,644
Bank Zachodni WBK S.A.	308	27,444
CCC S.A.	110	6,082
Eurocash S.A.	614	3,559
KGHM Polska Miedz S.A.	955	22,447
Polski Koncern Naftowy Orlen S.A.	2,031	45,600
Polskie Gornictwo Naftowe i Gazownictwo S.A.	22,294	34,001
Powszechny Zaklad Ubezpieczen S.A.	5,448	56,722
Warsaw Stock Exchange	43	420

Total Poland		271,050
Russia – 8.1%
Gazprom Neft PJSC ADR	1,110	28,416
Gazprom PJSC ADR	135,275	595,345
Lukoil PJSC ADR	10,165	695,083
Magnit PJSC GDR Reg S	2,675	48,150
Magnitogorsk Iron & Steel Works PJSC GDR Reg S	4,970	43,935
MegaFon PJSC GDR Reg S	5,054	44,728
MMC Norilsk Nickel PJSC ADR	13,988	251,085
Mobile TeleSystems PJSC ADR	13,250	116,998
Novatek PJSC GDR Reg S	749	111,077
Novolipetsk Steel PJSC GDR Reg S	4,049	98,836
PhosAgro PJSC GDR Reg S	1,678	21,562
Rosneft Oil Co. PJSC GDR Reg S	11,769	73,203
RusHydro PJSC ADR	20,401	21,421
Sberbank of Russia PJSC ADR	17,385	250,952
Severstal PJSC GDR Reg S	6,089	89,082
Sistema PJSFC GDR Reg S	3,910	10,666
Tatneft PJSC ADR	4,057	256,646
VTB Bank PJSC GDR Reg S	8,476	12,909

Total Russia		2,770,094
Singapore – 0.1%
IGG, Inc.	18,000	23,035
South Africa – 7.1%
Aeci Ltd.	2,525	19,482
African Rainbow Minerals Ltd.	978	7,785
AngloGold Ashanti Ltd.	1,548	12,663
Aspen Pharmacare Holdings Ltd.	1,280	24,115
Assore Ltd.	690	14,728

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2018

Investments	Shares		Value
AVI Ltd.	4,824		$38,082
Barclays Africa Group Ltd.	6,836		79,795
Barloworld Ltd.	2,788		26,382
Bid Corp., Ltd.	1,732		34,790
Bidvest Group Ltd. (The)	2,897		41,641
Capitec Bank Holdings Ltd.	295		18,682
Clicks Group Ltd.	1,930		27,674
Coronation Fund Managers Ltd.	4,253		18,093
Discovery Ltd.	1,187		12,774
EOH Holdings Ltd.	1,050		2,481
Exxaro Resources Ltd.	2,887		26,477
FirstRand Ltd.	38,288		178,475
Foschini Group Ltd. (The)	3,734		47,403
Gold Fields Ltd.	3,881		13,931
Harmony Gold Mining Co., Ltd.	4,816		7,456
Hyprop Investments Ltd.	3,850		28,747
Imperial Holdings Ltd.	1,724		24,639
Investec Ltd.	3,147		22,056
JSE Ltd.	1,467		17,351
Kumba Iron Ore Ltd.	987		21,226
Liberty Holdings Ltd.	2,392		20,300
Life Healthcare Group Holdings Ltd.(b)	21,651		39,302
Mondi Ltd.	790		21,418
Mpact Ltd.	3,217		5,516
Mr. Price Group Ltd.	2,887		47,658
MTN Group Ltd.	34,050		268,052
Naspers Ltd. Class N	209		53,141
Nedbank Group Ltd.	2,898		52,770
Netcare Ltd.(b)	20,713		41,740
Omnia Holdings Ltd.	767		7,387
Pick n Pay Stores Ltd.	3,802		20,743
Pioneer Foods Group Ltd.	1,412		11,529
Rand Merchant Investment Holdings Ltd.	5,391		14,730
Raubex Group Ltd.	3,655		5,168
Remgro Ltd.	3,066		45,698
Resilient REIT Ltd.	3,703		15,197
Reunert Ltd.	4,017		23,525
RMB Holdings Ltd.	8,139		45,005
Sanlam Ltd.	15,119		77,292
Santam Ltd.	746		15,535
Sappi Ltd.	2,611		17,430
Sasol Ltd.	6,090		223,432
Shoprite Holdings Ltd.	3,300		53,115
SPAR Group Ltd. (The)	2,537		34,321
Standard Bank Group Ltd.	14,040		196,542
Telkom S.A. SOC Ltd.(b)	7,000		25,045
Tiger Brands Ltd.(b)	1,838		44,441
Tongaat Hulett Ltd.	1,527		8,915
Truworths International Ltd.	8,500		47,907
Tsogo Sun Holdings Ltd.	12,174		18,208
Vodacom Group Ltd.	8,295		74,312
Wilson Bayly Holmes-Ovcon Ltd.	639		6,970
Woolworths Holdings Ltd.	16,932		68,500

Total South Africa			2,417,772
South Korea – 10.9%
Amorepacific Corp.	66		19,098
BGF Co., Ltd.	42		407
Binggrae Co., Ltd.	142		7,657
BNK Financial Group, Inc.	1,172		9,832
Cheil Worldwide, Inc.	342		6,337
CJ CheilJedang Corp.	24		7,591
CJ Corp.	34		4,332
Coway Co., Ltd.	888		69,000
Cuckoo Holdings Co., Ltd.	12		1,911
Daelim Industrial Co., Ltd.	120		8,237
Daesang Corp.	474		11,292
Daesang Holdings Co., Ltd.	647		5,306
DB Insurance Co., Ltd.	207		10,958
DGB Financial Group, Inc.	1,038		9,546
Dongkuk Steel Mill Co., Ltd.	470		3,559
Dongkuk Structures & Construction Co., Ltd.	735		2,958
DONGSUNG Corp.	2,683		15,022
Doosan Bobcat, Inc.	131		3,761
Doosan Corp.	131		12,224
E-Mart, Inc.	44		10,048
Eugene Corp.	1,335		9,044
Grand Korea Leisure Co., Ltd.	386		9,022
GS Holdings Corp.	352		17,182
GS Retail Co., Ltd.	407		16,050
Hana Financial Group, Inc.	1,292		49,675
Hana Tour Service, Inc.	52		4,078
Hankook Tire Co., Ltd.	198		7,479
Hanon Systems	2,427		23,083
Hansol Paper Co., Ltd.	690		10,370
Hanwha Chemical Corp.	195		3,823
Hanwha Life Insurance Co., Ltd.	2,159		10,267
HDC Holdings Co., Ltd.	216		5,543
HDC Hyundai Development Co-Engineering & Construction*	0	**	5
Hite Jinro Co., Ltd.	856		15,092
HMC Investment Securities Co., Ltd.	591		5,271
Huchems Fine Chemical Corp.	262		6,876
Hyosung Corp.†	218		26,211
Hyundai Department Store Co., Ltd.	186		19,276
Hyundai Elevator Co., Ltd.	78		6,271
Hyundai Engineering & Construction Co., Ltd.	430		22,185
Hyundai Glovis Co., Ltd.	177		18,343
Hyundai Marine & Fire Insurance Co., Ltd.	459		13,879
Hyundai Motor Co.	1,209		136,141
Hyundai Steel Co.	330		15,575
Hyundai Wia Corp.	143		5,229
iMarketKorea, Inc.	669		4,148
Industrial Bank of Korea	1,790		24,734
IS Dongseo Co., Ltd.	274		6,822
It’s Hanbul Co., Ltd.	144		6,887
Kangwon Land, Inc.	1,001		23,487
KB Financial Group, Inc.	1,669		79,070
Kginicis Co., Ltd.	592		11,553

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2018

Investments	Shares	Value
Kia Motors Corp.	3,271	$90,543
Kolon Industries, Inc.	97	5,884
Korea Electric Power Corp.	3,746	107,557
Korea Petrochemical Ind Co., Ltd.	23	5,170
Korea Zinc Co., Ltd.	55	19,049
Korean Reinsurance Co.	1,664	17,693
KT Corp. ADR	1,028	13,652
KT Skylife Co., Ltd.	638	7,843
KT&G Corp.	1,456	139,786
Kumho Industrial Co., Ltd.	492	4,613
Kumho Petrochemical Co., Ltd.	110	11,498
Kyobo Securities Co., Ltd.	812	6,958
LG Chem Ltd.	185	55,359
LG Corp.	604	39,074
LG Display Co., Ltd.	1,422	23,349
LG Electronics, Inc.	275	20,480
LG Hausys Ltd.	162	10,088
LG Household & Health Care Ltd.	20	25,052
LG International Corp.	209	4,529
LG Uplus Corp.	1,986	24,948
LIG Nex1 Co., Ltd.	24	862
Lotte Chemical Corp.	44	13,739
LOTTE Fine Chemical Co., Ltd.	154	8,982
Lotte Shopping Co., Ltd.	57	10,740
LS Corp.	255	17,160
LS Industrial Systems Co., Ltd.	242	15,308
Mando Corp.	165	5,685
Meritz Fire & Marine Insurance Co., Ltd.	617	10,629
Meritz Securities Co., Ltd.	2,620	8,345
Mirae Asset Daewoo Co., Ltd.	1,319	10,083
Mirae Asset Life Insurance Co., Ltd.	1,276	6,354
Muhak Co., Ltd.	559	7,599
NAVER Corp.	11	7,531
NCSoft Corp.	75	24,966
NH Investment & Securities Co., Ltd.	1,410	18,914
Paradise Co., Ltd.	506	8,195
Partron Co., Ltd.	868	5,530
POSCO	724	213,725
S-1 Corp.	99	8,599
S-Oil Corp.	604	59,343
Samsung C&T Corp.	99	10,349
Samsung Electro-Mechanics Co., Ltd.	217	28,914
Samsung Electronics Co., Ltd.	25,902	1,084,189
Samsung Fire & Marine Insurance Co., Ltd.	174	41,217
Samsung Life Insurance Co., Ltd.	294	25,957
Samsung SDS Co., Ltd.	33	5,937
Samsung Securities Co., Ltd.	439	13,688
Seah Besteel Corp.	167	3,214
Shinhan Financial Group Co., Ltd.	2,741	106,492
Shinsegae, Inc.	32	11,528
SK Discovery Co., Ltd.	30	992
SK Gas Ltd.	75	6,319
SK Holdings Co., Ltd.	187	43,457
SK Hynix, Inc.	1,287	98,965
SK Innovation Co., Ltd.	561	101,680
SK Materials Co., Ltd.	35	5,618
SK Networks Co., Ltd.	876	3,537
SK Telecom Co., Ltd.	550	114,984
SKC Co., Ltd.	173	6,698
ST Pharm Co., Ltd.	162	5,342
Sungwoo Hitech Co., Ltd.	2,623	10,167
Tongyang Life Insurance Co., Ltd.	950	6,299
Tongyang, Inc.	2,630	4,613
Woori Bank	2,762	40,395
Yuhan Corp.	43	8,392

Total South Korea		3,716,104
Taiwan – 22.0%
AcBel Polytech, Inc.	11,000	6,837
Accton Technology Corp.	2,000	5,786
Acer, Inc.*	32,000	26,134
Advantech Co., Ltd.	2,000	13,185
Aerospace Industrial Development Corp.	9,000	9,358
Arcadyan Technology Corp.	8,000	19,338
ASE Technology Holding Co., Ltd.	39,374	92,467
Asia Cement Corp.	31,000	34,062
Asustek Computer, Inc.	13,000	118,750
Aten International Co., Ltd.	8,000	23,222
AU Optronics Corp.	134,000	56,697
Catcher Technology Co., Ltd.	9,000	100,661
Cathay Financial Holding Co., Ltd.	76,000	134,110
Chang Hwa Commercial Bank Ltd.	13,250	7,692
Charoen Pokphand Enterprise	1,000	1,971
Chaun-Choung Technology Corp.	2,000	5,740
Cheng Shin Rubber Industry Co., Ltd.	31,000	46,619
Chicony Electronics Co., Ltd.	12,025	27,096
Chin-Poon Industrial Co., Ltd.	9,000	11,394
China Bills Finance Corp.*	23,000	10,825
China Development Financial Holding Corp.	143,000	52,297
China Life Insurance Co., Ltd.	24,000	25,269
China Metal Products Co., Ltd.	8,000	7,544
China Steel Corp.	129,000	100,277
China Synthetic Rubber Corp.	20,500	31,434
Chroma ATE, Inc.	2,000	10,758
Chung-Hsin Electric & Machinery Manufacturing Corp.	30,000	20,664
Chunghwa Telecom Co., Ltd.	63,000	227,299
Cleanaway Co., Ltd.	2,000	12,529
Clevo Co.	11,000	12,375
Compal Electronics, Inc.	54,000	34,006
CTBC Financial Holding Co., Ltd.	177,720	127,948
CTCI Corp.	11,000	17,607
Delta Electronics, Inc.	12,000	43,098
Depo Auto Parts Ind Co., Ltd.	1,000	2,640
E.Sun Financial Holding Co., Ltd.	52,031	36,265
Eclat Textile Co., Ltd.	1,000	11,890
Elan Microelectronics Corp.	9,000	15,380
Elite Advanced Laser Corp.	1,000	3,395
Elite Material Co., Ltd.	4,000	10,470

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2018

Investments	Shares	Value
Elite Semiconductor Memory Technology, Inc.	12,000	$15,862
Eternal Materials Co., Ltd.	13,668	12,485
Eva Airways Corp.	11,000	5,322
Evergreen International Storage & Transport Corp.	21,000	9,092
Everlight Electronics Co., Ltd.	12,000	15,114
Far Eastern Department Stores Ltd.	41,000	26,290
Far Eastern International Bank	41,135	13,627
Far Eastern New Century Corp.	35,000	33,176
Far EasTone Telecommunications Co., Ltd.	23,000	59,445
Feng Hsin Steel Co., Ltd.*	10,000	19,188
Feng TAY Enterprise Co., Ltd.	2,000	10,037
First Financial Holding Co., Ltd.	101,729	68,735
Flytech Technology Co., Ltd.	2,000	5,130
Formosa Chemicals & Fibre Corp.	75,000	298,883
Formosa International Hotels Corp.	1,000	4,887
Formosa Laboratories, Inc.	3,000	5,373
Formosa Petrochemical Corp.*	32,000	128,573
Formosa Plastics Corp.	74,000	273,054
Formosan Union Chemical	21,000	13,018
Foxconn Technology Co., Ltd.	13,010	31,833
Fubon Financial Holding Co., Ltd.	68,000	113,971
Gemtek Technology Corp.	8,000	7,150
Getac Technology Corp.	10,000	14,432
Giant Manufacturing Co., Ltd.	2,000	8,462
Gigabyte Technology Co., Ltd.	13,000	28,739
Grape King Bio Ltd.	1,000	7,544
Great Wall Enterprise Co., Ltd.	9,000	12,029
Greatek Electronics, Inc.	11,000	19,519
HannStar Display Corp.	44,000	13,147
Highwealth Construction Corp.	23,000	34,136
Hon Hai Precision Industry Co., Ltd.	211,100	576,070
Hotai Motor Co., Ltd.	4,000	35,226
Hua Nan Financial Holdings Co., Ltd.	46,575	27,115
Huang Hsiang Construction Corp.	8,000	7,111
IEI Integration Corp.	10,000	12,185
Innolux Corp.	42,000	15,084
Inventec Corp.	64,000	50,275
Kenda Rubber Industrial Co., Ltd.	11,020	12,145
King Yuan Electronics Co., Ltd.	22,000	20,024
King’s Town Bank	22,000	23,596
Kinik Co.	10,000	23,156
Kinpo Electronics	41,000	13,380
Kinsus Interconnect Technology Corp.	11,000	18,869
Kung Long Batteries Industrial Co., Ltd.	1,000	4,756
LCY Chemical Corp.	13,000	20,104
Lien Hwa Industrial Corp.	11,276	13,962
Lite-On Technology Corp.	52,014	62,952
Long Chen Paper Co., Ltd.	22,710	19,367
Makalot Industrial Co., Ltd.	2,000	8,987
MediaTek, Inc.	12,000	118,077
Mega Financial Holding Co., Ltd.	134,000	118,228
Merida Industry Co., Ltd.	1,000	5,002
Merry Electronics Co., Ltd.	7,000	30,536
Micro-Star International Co., Ltd.	12,000	37,076
Namchow Holdings Co., Ltd.	2,000	3,988
Nan Kang Rubber Tire Co., Ltd.	11,000	9,687
Nan Ya Plastics Corp.	101,000	288,870
Nan Ya Printed Circuit Board Corp.*	12,000	10,962
Nantex Industry Co., Ltd.	12,000	11,178
Nanya Technology Corp.	20,000	54,578
Nien Made Enterprise Co., Ltd.	1,000	8,544
Novatek Microelectronics Corp.	11,000	49,609
Pan-International Industrial Corp.	14,000	9,873
Pegatron Corp.	43,000	88,430
Posiflex Technology, Inc.	1,000	3,805
Pou Chen Corp.	33,000	38,316
Powertech Technology, Inc.	10,000	29,027
President Chain Store Corp.	9,000	101,989
Prince Housing & Development Corp.	20,000	7,281
Qisda Corp.	31,000	21,861
Quanta Computer, Inc.	43,000	75,455
Radiant Opto-Electronics Corp.	9,000	18,007
Realtek Semiconductor Corp.	10,000	36,407
Rechi Precision Co., Ltd.	11,000	11,690
Ruentex Industries Ltd.*	1,000	2,040
Run Long Construction Co., Ltd.	9,000	16,059
ScinoPharm Taiwan Ltd.	2,000	2,125
Shin Kong Financial Holding Co., Ltd.	44,000	16,957
Shin Zu Shing Co., Ltd.	2,000	5,904
Shinkong Synthetic Fibers Corp.	32,000	12,333
Sigurd Microelectronics Corp.	13,000	16,181
SinoPac Financial Holdings Co., Ltd.	100,587	36,291
Sitronix Technology Corp.	2,000	7,708
Standard Foods Corp.	1,000	2,024
Sunspring Metal Corp.	8,000	9,394
Supreme Electronics Co., Ltd.	11,000	12,357
Syncmold Enterprise Corp.	11,000	22,549
Synnex Technology International Corp.	33,150	50,016
Systex Corp.	9,000	19,453
Taichung Commercial Bank Co., Ltd.	45,000	15,424
Taishin Financial Holding Co., Ltd.	56,000	26,449
Taiwan Cement Corp.	45,000	62,507
Taiwan Cogeneration Corp.	13,000	11,598
Taiwan Cooperative Financial Holding Co., Ltd.	56,888	33,306
Taiwan Fertilizer Co., Ltd.	23,000	31,571
Taiwan FU Hsing Industrial Co., Ltd.	11,000	12,501
Taiwan High Speed Rail Corp.	11,000	8,623
Taiwan Hon Chuan Enterprise Co., Ltd.	8,000	14,091
Taiwan Mobile Co., Ltd.	23,000	83,359
Taiwan PCB Techvest Co., Ltd.	9,000	8,413
Taiwan Secom Co., Ltd.	9,000	26,449
Taiwan Semiconductor Manufacturing Co., Ltd.	177,000	1,256,884
Taiwan Styrene Monomer*	23,000	17,389
Teco Electric and Machinery Co., Ltd.	21,000	15,773
Tong Hsing Electronic Industries Ltd.	4,000	13,907
Tong Yang Industry Co., Ltd.	2,000	3,080
Topco Scientific Co., Ltd.	1,097	2,875
Transcend Information, Inc.	2,000	5,550

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2018

Investments	Shares	Value
Tripod Technology Corp.	11,000	$30,234
TSRC Corp.	9,000	9,682
Tung Ho Steel Enterprise Corp.	11,000	8,118
TXC Corp.	12,000	15,015
Uni-President Enterprises Corp.	47,000	119,317
United Microelectronics Corp.	110,000	61,154
USI Corp.	20,000	9,282
Walsin Lihwa Corp.	31,000	21,047
Wan Hai Lines Ltd.	10,000	5,543
Winbond Electronics Corp.	30,446	19,473
Wistron Corp.	44,535	33,085
Wistron NeWeb Corp.	9,179	21,887
WPG Holdings Ltd.	30,000	42,508
WT Microelectronics Co., Ltd.	10,645	15,520
Yageo Corp.*	1,000	36,899
Yuanta Financial Holding Co., Ltd.	89,000	40,576
Yulon Motor Co., Ltd.	20,000	13,841
Yulon Nissan Motor Co., Ltd.	8,000	66,254
YungShin Global Holding Corp.	12,000	16,196
Zeng Hsing Industrial Co., Ltd.	2,000	8,462
Zinwell Corp.	9,000	7,380

Total Taiwan		7,498,795
Thailand – 3.6%
Advanced Info Service PCL NVDR	25,700	143,510
Airports of Thailand PCL NVDR	32,000	60,851
Bangkok Dusit Medical Services PCL NVDR	12,200	9,206
Bangkok Expressway & Metro PCL NVDR	78,000	17,540
Bangkok Land PCL NVDR*	326,700	18,342
Banpu PCL NVDR	17,744	10,444
BTS Group Holdings PCL NVDR	65,000	17,265
Bumrungrad Hospital PCL NVDR	2,000	10,051
Central Pattana PCL NVDR	9,000	18,948
Charoen Pokphand Foods PCL NVDR	26,400	19,284
CP ALL PCL NVDR	22,000	48,808
Delta Electronics Thailand PCL NVDR	4,600	8,122
Electricity Generating PCL NVDR	3,200	21,636
Glow Energy PCL NVDR	9,000	25,739
Hana Microelectronics PCL NVDR	11,000	10,957
Home Product Center PCL NVDR	60,600	24,511
Indorama Ventures PCL NVDR	18,500	30,573
Intouch Holdings PCL NVDR	33,100	53,202
IRPC PCL NVDR	80,100	14,023
Jasmine International PCL NVDR	29,700	3,873
Kasikornbank PCL NVDR	6,500	38,062
Kiatnakin Bank PCL NVDR	11,000	22,495
Krung Thai Bank PCL NVDR	66,900	33,723
Land & Houses PCL NVDR	62,400	21,283
Minor International PCL NVDR	8,800	8,633
PTT Exploration & Production PCL NVDR	15,600	66,158
PTT Global Chemical PCL NVDR	28,500	62,798
PTT PCL NVDR	122,100	176,903
Ratchaburi Electricity Generating Holding PCL NVDR	8,800	13,613
Robinson PCL NVDR	8,500	14,368
Siam Cement PCL (The) NVDR	2,200	27,492
Siam City Cement PCL NVDR	877	5,321
Siam Commercial Bank PCL (The) NVDR	9,600	34,337
Star Petroleum Refining PCL NVDR	26,600	10,438
Supalai PCL NVDR*	22,000	15,605
Thai Oil PCL NVDR	11,000	25,815
Thanachart Capital PCL NVDR	14,300	20,179
Tipco Asphalt PCL NVDR	6,300	2,605
Tisco Financial Group PCL NVDR	11,000	27,890
TMB Bank PCL NVDR	241,400	16,759
TTW PCL NVDR	32,100	11,336

Total Thailand		1,222,698
Turkey – 1.2%
Akbank Turk AS	9,885	16,226
Akcansa Cimento AS	2,317	4,845
Aksa Akrilik Kimya Sanayii AS	2,063	5,170
Albaraka Turk Katilim Bankasi AS	21,491	6,380
Anadolu Efes Biracilik ve Malt Sanayii AS	1,186	6,110
Arcelik AS	813	2,706
BIM Birlesik Magazalar AS	923	13,529
Enka Insaat ve Sanayi AS	16,409	16,727
Eregli Demir ve Celik Fabrikalari TAS	36,910	82,180
Ford Otomotiv Sanayi AS	1,678	22,453
Haci Omer Sabanci Holding AS	5,805	11,189
Is Gayrimenkul Yatirim Ortakligi AS	30,594	6,611
KOC Holding AS	3,193	9,911
Kordsa Teknik Tekstil AS	2,305	3,215
Petkim Petrokimya Holding AS	14,896	15,738
Soda Sanayii AS	5,490	7,430
Tat Gida Sanayi AS	3,400	3,243
TAV Havalimanlari Holding AS	2,914	14,274
Tofas Turk Otomobil Fabrikasi AS	1,768	9,285
Trakya Cam Sanayii AS	5,734	5,194
Tupras Turkiye Petrol Rafinerileri AS	3,529	83,195
Turkcell Iletisim Hizmetleri AS	12,563	33,374
Turkiye Garanti Bankasi AS	6,990	12,786
Turkiye Halk Bankasi AS	3,425	5,532
Turkiye Is Bankasi AS Group C	10,338	12,863
Turkiye Sise ve Cam Fabrikalari AS	7,208	6,655

Total Turkey		416,821
TOTAL COMMON STOCKS (Cost: $33,631,796)		33,849,649
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
United States – 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c)
(Cost: $325,042)(d)	325,042	325,042
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $33,956,838)		34,174,691
Other Assets less Liabilities – (0.4)%		(132,271)

NET ASSETS – 100.0%		$34,042,420

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2018

*	Non-income producing security.

**	Share amount represents a fractional share.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $26,211, which represents 0.08% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.

(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $345,099 and the total market value of the collateral held by the Fund was $366,178. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $41,136.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments

WisdomTree Europe Domestic Economy Fund (EDOM)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.6%
Austria – 3.7%
BAWAG Group AG(a)	549	$25,639
Erste Group Bank AG*	996	41,573
Oesterreichische Post AG	457	20,863
OMV AG	692	39,242
Palfinger AG	313	11,859
Porr AG	534	17,956
Raiffeisen Bank International AG	774	23,758
S IMMO AG	963	18,799
S&T AG	886	22,841
UNIQA Insurance Group AG	2,037	18,741
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,258	34,311
Voestalpine AG	1,123	51,725
Wienerberger AG	1,232	30,753

Total Austria		358,060
Belgium – 4.3%
Ackermans & van Haaren N.V.	223	38,404
Ageas	1,032	52,064
bpost S.A.	2,213	34,959
Cofinimmo S.A.	126	15,535
D’ieteren S.A./N.V.	466	19,358
Econocom Group S.A./N.V.	2,571	14,174
Euronav N.V.	3,976	36,511
KBC Group N.V.	948	73,184
Kinepolis Group N.V.	456	28,910
Telenet Group Holding N.V.*	334	15,598
Tessenderlo Group S.A.*	171	6,668
Umicore S.A.	635	36,440
Warehouses De Pauw CVA	195	24,680
X-Fab Silicon Foundries SE*(a)	1,905	19,261

Total Belgium		415,746
Finland – 5.0%
Caverion Oyj*	3,845	27,340
Citycon Oyj	5,995	12,977
Cramo Oyj	1,784	41,471
Finnair Oyj	2,273	24,588
Metsa Board Oyj	1,918	21,699
Neste Oyj	447	35,071
Nokian Renkaat Oyj	814	32,161
Outokumpu Oyj	2,092	13,014
Ramirent Oyj	2,943	31,269
Sampo Oyj Class A	1,536	74,962
Sanoma Oyj	1,682	17,066
Stora Enso Oyj Class R	2,336	45,711
Tieto Oyj	502	16,270
UPM-Kymmene Oyj	1,720	61,491
Uponor Oyj	1,320	21,191
YIT Oyj	2,241	13,357

Total Finland		489,638
France – 24.8%
Accor S.A.	944	46,313
Aeroports de Paris	172	38,899
Air France-KLM*	4,024	32,812
Akka Technologies	228	16,318
ALD S.A.(a)	1,351	23,061
Alstom S.A.	607	27,895
Alten S.A.	268	27,629
Altran Technologies S.A.	1,134	16,444
Amundi S.A.(a)	604	41,847
Atos SE	251	34,273
AXA S.A.	4,249	104,254
Beneteau S.A.	1,670	31,314
BNP Paribas S.A.	1,735	107,747
Bollore S.A.	7,779	36,184
Bouygues S.A.	1,314	56,626
Capgemini SE	424	57,029
Cie de Saint-Gobain	1,139	50,893
Cie Plastic Omnium S.A.	493	20,843
CNP Assurances	948	21,572
Coface S.A.	3,251	36,135
Covivio	226	23,511
Credit Agricole S.A.	4,004	53,457
Edenred	906	28,624
Eiffage S.A.	280	30,462
Elior Group S.A.(a)	1,203	17,360
Elis S.A.	1,651	37,859
Eurazeo S.A.	355	26,920
Europcar Groupe S.A.(a)	3,925	40,946
Eutelsat Communications S.A.	1,464	30,366
Faurecia S.A.	472	33,682
Fnac Darty S.A.*	323	30,716
Getlink	2,708	37,134
ICADE	301	28,220
JCDecaux S.A.	1,003	33,562
Klepierre S.A.	811	30,537
Lagardere SCA	1,748	46,144
LISI	1,000	37,887
Maisons du Monde S.A.(a)	939	34,578
Metropole Television S.A.	1,325	26,500
Natixis S.A.	3,830	27,179
Nexans S.A.	197	6,792
Nexity S.A.	344	21,729
Peugeot S.A.	2,108	48,141
Renault S.A.	494	42,006
Rexel S.A.	1,372	19,727
Rothschild & Co.	672	22,714
SMCP S.A.*(a)	612	17,492
Societe Generale S.A.	1,798	75,815
Sopra Steria Group	157	32,005
SPIE S.A.	1,766	35,836
Television Francaise 1	3,489	36,784
Thales S.A.	361	46,511
TOTAL S.A.	3,628	221,155
Trigano S.A.	201	35,718
Unibail-Rodamco-Westfield	140	30,820

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Europe Domestic Economy Fund (EDOM)

June 30, 2018

Investments	Shares	Value
Vicat S.A.	237	$15,551
Vinci S.A.	996	95,775
Vivendi S.A.	2,458	60,267
Wendel S.A.	274	37,749
Worldline S.A.*(a)	553	31,327

Total France		2,417,646
Germany – 21.6%
Aareal Bank AG	520	22,870
Allianz SE Registered Shares	633	130,828
alstria office REIT-AG	1,018	15,297
Aumann AG(a)	578	35,767
AURELIUS Equity Opportunities SE & Co. KGaA	385	22,880
Aurubis AG	303	23,172
Axel Springer SE	381	27,558
BayWa AG	520	17,607
Bechtle AG	229	17,673
Bilfinger SE	856	43,535
CANCOM SE	218	22,271
CECONOMY AG	3,613	30,111
Commerzbank AG*	4,959	47,541
Continental AG	328	74,887
CTS Eventim AG & Co. KGaA	692	34,079
Deutsche Bank AG Registered Shares	6,038	65,012
Deutsche Boerse AG	479	63,839
Deutsche Lufthansa AG Registered Shares	1,088	26,168
Deutsche Post AG Registered Shares	2,611	85,266
Deutsche Wohnen SE Bearer Shares	966	46,693
DMG MORI AG	402	21,919
ElringKlinger AG	1,689	21,672
Fielmann AG*	544	37,664
Fraport AG Frankfurt Airport Services Worldwide	387	37,331
Fuchs Petrolub SE	552	26,102
Hamburger Hafen und Logistik AG	669	14,528
Hella GmbH & Co. KGaA	389	21,801
Hugo Boss AG	484	43,942
Indus Holding AG	257	16,023
Jenoptik AG	673	26,386
KION Group AG	321	23,102
Kloeckner & Co. SE	1,439	15,171
LEG Immobilien AG	231	25,104
Leoni AG	550	27,934
MAN SE	213	24,110
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	259	54,749
Nemetschek SE	263	31,658
Nordex SE*	2,587	26,272
PATRIZIA Immobilien AG	695	13,397
ProSiebenSat.1 Media SE	1,532	38,868
Rheinmetall AG	189	20,866
RIB Software SE	1,729	40,172
Rocket Internet SE*(a)	714	22,925
Salzgitter AG	373	16,266
Scout24 AG(a)	527	27,959
Siemens AG Registered Shares	1,286	169,996
Sixt SE	253	28,343
Stroeer SE & Co. KGaA	352	21,309
Takkt AG	1,326	24,244
Talanx AG	420	15,339
ThyssenKrupp AG	1,234	29,997
TLG Immobilien AG	661	17,627
TUI AG	1,476	32,372
United Internet AG Registered Shares	719	41,184
Volkswagen AG	239	39,485
VTG AG	369	20,938
Wacker Neuson SE	863	21,925
Washtec AG	200	17,677
Wirecard AG	311	50,091
Wuestenrot & Wuerttembergische AG	492	10,099
Zalando SE*(a)	618	34,540

Total Germany		2,104,141
Ireland – 2.7%
AIB Group PLC	4,214	22,878
Bank of Ireland Group PLC	3,148	24,570
Dalata Hotel Group PLC*	5,387	43,901
Hibernia REIT PLC	9,315	16,314
Irish Continental Group PLC	2,611	15,395
Kingspan Group PLC	858	42,956
Paddy Power Betfair PLC	316	35,050
Ryanair Holdings PLC ADR*	269	30,728
Smurfit Kappa Group PLC	825	33,424

Total Ireland		265,216
Italy – 16.7%
Anima Holding SpA(a)	6,134	32,987
Ansaldo STS SpA*	1,134	16,259
Assicurazioni Generali SpA	4,383	73,537
ASTM SpA	1,494	34,607
Atlantia SpA	1,836	54,276
Azimut Holding SpA	1,797	27,810
Banca Farmafactoring SpA(a)	6,990	40,969
Banca Generali SpA	1,019	25,389
Banca IFIS SpA	1,073	32,297
Banca Mediolanum SpA	5,226	35,420
Banca Monte dei Paschi di Siena SpA*	6,113	17,593
Banca Popolare di Sondrio SCPA	9,215	37,097
Banco BPM SpA*	14,090	41,324
Biesse SpA	469	18,333
BPER Banca	8,126	44,658
Brembo SpA	2,530	34,236
Buzzi Unicem SpA	826	20,243
Cementir Holding SpA	4,593	36,358
Cerved Group SpA	3,100	33,299
CIR-Compagnie Industriali Riunite SpA	7,453	9,119
Credito Emiliano SpA	4,326	32,022
Datalogic SpA	686	25,350
De’ Longhi SpA	1,226	34,755
Enav SpA(a)	3,075	15,424

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (continued)

WisdomTree Europe Domestic Economy Fund (EDOM)

June 30, 2018

Investments	Shares	Value
Eni SpA	4,983	$92,540
FinecoBank Banca Fineco SpA	2,860	32,297
Gima TT SpA(a)	2,231	36,702
IMA Industria Macchine Automatiche SpA	247	21,513
Interpump Group SpA	1,031	32,068
Intesa Sanpaolo SpA	26,503	76,941
Intesa Sanpaolo SpA RSP	9,718	29,478
Leonardo SpA	2,877	28,438
Mediaset SpA*	8,200	26,232
Mediobanca Banca di Credito Finanziario SpA	4,973	46,229
Poste Italiane SpA(a)	4,065	34,029
Prysmian SpA	1,677	41,764
RAI Way SpA(a)	2,558	11,976
Saras SpA	10,084	24,442
Snam SpA	5,253	21,932
Societa Cattolica di Assicurazioni SC	3,533	29,473
Societa Iniziative Autostradali e Servizi SpA	1,541	23,210
Technogym SpA(a)	1,554	18,416
Tod’s SpA	467	29,089
UniCredit SpA	3,426	57,184
Unione di Banche Italiane SpA	9,974	38,336
Unipol Gruppo SpA	7,374	28,489
UnipolSai Assicurazioni SpA	18,395	40,645
Vittoria Assicurazioni SpA	2,095	34,097

Total Italy		1,628,882
Netherlands – 7.7%
Aalberts Industries N.V.	852	40,805
ABN AMRO Group N.V. CVA(a)	1,936	50,226
Aegon N.V.	6,780	40,656
Altice Europe N.V.*	5,516	22,476
ASR Nederland N.V.	838	34,225
Basic-Fit N.V.*(a)	523	17,647
Boskalis Westminster	1,371	39,938
Euronext N.V.(a)	609	38,716
GrandVision N.V.(a)	1,163	26,139
IMCD N.V.	606	40,683
ING Groep N.V.	5,793	83,382
Intertrust N.V.(a)	785	13,949
Koninklijke BAM Groep N.V.	4,398	18,506
Koninklijke Volkerwessels N.V.	1,450	37,279
NN Group N.V.	1,051	42,752
OCI N.V.*	1,107	29,895
PostNL N.V.	11,896	44,654
Randstad N.V.	855	50,332
Takeaway.com N.V.*(a)	325	21,705
TKH Group N.V. CVA	445	28,264
TomTom N.V.*	2,655	24,049

Total Netherlands		746,278
Portugal – 1.7%
Altri, SGPS, S.A.	2,484	25,087
Banco Comercial Portugues S.A. Registered Shares*	87,202	26,206
Corticeira Amorim, SGPS, S.A.	1,111	14,554
Navigator Co. S.A. (The)	5,123	30,505
NOS, SGPS, S.A.	7,208	39,503
Semapa-Sociedade de Investimento e Gestao	939	25,161

Total Portugal		161,016
Spain – 10.8%
Aedas Homes SAU*(a)	389	13,807
Aena SME S.A.(a)	211	38,308
Amadeus IT Group S.A.	1,054	83,188
Atresmedia Corp. de Medios de Comunicacion S.A.	3,168	26,650
Banco de Sabadell S.A.	21,390	35,850
Bankia S.A.	10,052	37,638
Bankinter S.A.	3,984	38,803
Bolsas y Mercados Espanoles SHMSF S.A.	878	28,990
CaixaBank S.A.	11,778	50,963
Cia de Distribucion Integral Logista Holdings S.A.	826	21,371
Cie Automotive S.A.	910	26,859
Enagas S.A.	704	20,582
Ence Energia y Celulosa S.A.	2,500	22,183
Ferrovial S.A.	2,650	54,377
Fluidra S.A.	1,419	22,731
Fomento de Construcciones y Contratas S.A.*	2,104	26,530
Gestamp Automocion S.A.*(a)	2,447	18,356
Global Dominion Access S.A.*(a)	598	3,243
Grupo Catalana Occidente S.A.	937	41,736
Indra Sistemas S.A.*	1,830	21,900
Industria de Diseno Textil S.A.	2,258	77,139
Liberbank S.A.*	28,514	14,582
Mediaset Espana Comunicacion S.A.	2,645	22,303
Melia Hotels International S.A.	3,115	42,697
Neinor Homes S.A.*(a)	2,246	42,062
NH Hotel Group S.A.*	5,798	42,851
Papeles y Cartones de Europa S.A.	1,007	19,940
Parques Reunidos Servicios Centrales SAU(a)	427	6,830
Repsol S.A.	2,768	54,181
Sacyr S.A.	12,518	34,288
Unicaja Banco S.A.(a)	11,789	20,110
Zardoya Otis S.A.	4,608	44,009

Total Spain		1,055,057
Sweden – 0.1%
Ahlstrom-Munksjo Oyj	710	12,832
United Kingdom – 0.5%
International Consolidated Airlines Group S.A.	5,134	45,088
United States – 0.0%
Altice USA, Inc. Class A	2	26
TOTAL COMMON STOCKS (Cost: $10,889,259)		9,699,626
RIGHTS – 0.0%
Italy – 0.0%
Intesa Sanpaolo SpA, expiring 7/17/18*	40,760	0

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Europe Domestic Economy Fund (EDOM)

June 30, 2018

Investments	Shares	Value
Spain – 0.0%
Repsol S.A., expiring 7/6/18*	2,928	$1,662
Sacyr S.A., expiring 7/9/18*	12,741	727

Total Spain		2,389
TOTAL RIGHTS (Cost: $2,405)		2,389
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $10,891,664)		9,702,015
Other Assets less Liabilities – 0.4%		38,685

NET ASSETS – 100.0%		$9,740,700

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

ADR – American Depositary Receipt

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC—OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Morgan Stanley & Co. International	7/3/2018	3,100	USD	2,655	EUR	$0	*	$—

*	Amount represents less than $1.

CURRENCY LEGEND

EUR – Euro

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments

WisdomTree Global ex-Mexico Equity Fund (XMX)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.8%
Australia – 1.9%
Aristocrat Leisure Ltd.	13,453	$307,138
Australia & New Zealand Banking Group Ltd.	20,483	427,380
BHP Billiton Ltd.	26,094	653,770
Brambles Ltd.	34,796	228,296
Commonwealth Bank of Australia	9,834	529,462
CSL Ltd.	3,602	512,627
Macquarie Group Ltd.	4,345	396,954
National Australia Bank Ltd.	18,350	371,622
QBE Insurance Group Ltd.	21,654	155,831
Telstra Corp., Ltd.	44,169	85,502
Westpac Banking Corp.	21,589	467,365
Woolworths Group Ltd.	13,768	310,464

Total Australia		4,446,411
Austria – 0.1%
Andritz AG	1,384	73,458
Raiffeisen Bank International AG	4,041	124,038

Total Austria		197,496
Belgium – 0.4%
Ageas	5,220	263,348
Anheuser-Busch InBev S.A./N.V.	5,135	518,600
KBC Group N.V.	2,437	188,133

Total Belgium		970,081
Brazil – 0.4%
Ambev S.A.	35,181	164,411
B3 S.A. – Brasil Bolsa Balcao	29,994	159,427
Banco do Brasil S.A.	7,900	58,828
BR Malls Participacoes S.A.*	36,051	90,891
Petroleo Brasileiro S.A.	26,810	135,325
Vale S.A.	19,356	249,484

Total Brazil		858,366
Canada – 3.2%
Alimentation Couche-Tard, Inc. Class B	4,108	178,348
ARC Resources Ltd.	8,459	87,326
Bank of Nova Scotia (The)	5,451	308,467
Barrick Gold Corp.	15,316	201,077
Canadian Imperial Bank of Commerce	2,449	212,906
Canadian National Railway Co.	4,582	374,550
Canadian Natural Resources Ltd.	8,573	309,239
Canadian Pacific Railway Ltd.	1,343	245,966
Cenovus Energy, Inc.	10,733	111,373
Enbridge, Inc.	12,336	440,756
George Weston Ltd.	3,412	278,210
Hydro One Ltd.(a)	14,055	214,118
Industrial Alliance Insurance & Financial Services, Inc.	6,241	240,777
Intact Financial Corp.	3,231	229,040
Loblaw Cos. Ltd.	3,555	182,689
Magna International, Inc.	5,056	293,878
Manulife Financial Corp.	14,558	261,401
Metro, Inc.	8,201	278,614
Nutrien Ltd.	7,585	412,391
Royal Bank of Canada	6,478	487,481
Saputo, Inc.	5,925	196,607
Shopify, Inc. Class A*	1,255	182,900
SNC-Lavalin Group, Inc.	5,372	237,104
Suncor Energy, Inc.	11,692	475,519
Toronto-Dominion Bank (The)	6,907	399,524
TransCanada Corp.(b)	6,241	269,861
Wheaton Precious Metals Corp.	11,213	247,369

Total Canada		7,357,491
Chile – 0.1%
Banco Santander Chile	1,960,948	154,425
Latam Airlines Group S.A.	4,651	46,308

Total Chile		200,733
China – 2.3%
AAC Technologies Holdings, Inc.	5,500	77,465
Bank of China Ltd. Class H	691,000	342,618
China Conch Venture Holdings Ltd.	83,000	303,628
China Construction Bank Corp. Class H*	699,000	645,948
China Life Insurance Co., Ltd. Class H	60,000	154,867
China Mobile Ltd.	38,000	337,597
China Petroleum & Chemical Corp. Class H	316,000	282,350
CNOOC Ltd.	210,000	362,427
Country Garden Holdings Co., Ltd.	79,000	138,960
Country Garden Services Holdings Co., Ltd.*	9,885	12,675
Hengan International Group Co., Ltd.	27,000	259,832
Industrial & Commercial Bank of China Ltd. Class H	554,000	414,505
Ping An Insurance Group Co. of China Ltd. Class H	23,000	211,664
Sunac China Holdings Ltd.	23,000	80,473
Sunny Optical Technology Group Co., Ltd.	9,300	173,068
Tencent Holdings Ltd.	32,700	1,641,367

Total China		5,439,444
Denmark – 0.5%
ISS A/S	10,569	363,203
Jyske Bank A/S Registered Shares	2,622	143,806
Novo Nordisk A/S Class B	11,759	545,431
Pandora A/S	1,495	104,438
Vestas Wind Systems A/S	1,665	103,060

Total Denmark		1,259,938
Finland – 0.4%
Elisa Oyj	7,861	364,096
Nokia Oyj	47,946	275,978
Orion Oyj Class B	2,203	59,390
Stora Enso Oyj Class R	3,003	58,763
UPM-Kymmene Oyj	2,296	82,083

Total Finland		840,310
France – 3.6%
Accor S.A.	5,293	259,677
Air Liquide S.A.	2,854	358,877
Airbus SE	3,920	458,870

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

June 30, 2018

Investments	Shares	Value
Arkema S.A.	2,686	$317,994
Atos SE	2,010	274,455
AXA S.A.	11,328	277,945
BNP Paribas S.A.	6,873	426,827
Capgemini SE	2,686	361,272
Danone S.A.	3,986	292,588
Engie S.A.	16,296	249,817
Essilor International Cie Generale d’Optique S.A.	1,975	278,785
Legrand S.A.	3,950	290,084
LVMH Moet Hennessy Louis Vuitton SE	1,896	631,340
Orange S.A.	17,086	286,165
Publicis Groupe S.A.	3,002	206,584
Sanofi	6,241	500,231
Schneider Electric SE	4,424	368,902
Societe Generale S.A.	5,451	229,847
TOTAL S.A.	12,465	759,839
Unibail-Rodamco-Westfield	1,264	278,259
Valeo S.A.	3,713	202,970
Veolia Environnement S.A.	15,870	339,637
Vinci S.A.	3,950	379,830
Vivendi S.A.	10,098	247,588

Total France		8,278,383
Germany – 2.9%
adidas AG	1,056	230,497
Allianz SE Registered Shares	2,528	522,487
BASF SE	5,778	552,574
Bayer AG Registered Shares	5,169	569,409
Daimler AG Registered Shares	5,251	337,991
Deutsche Bank AG Registered Shares	15,348	165,254
Deutsche Telekom AG Registered Shares*	20,720	321,023
Deutsche Wohnen SE Bearer Shares	8,218	397,230
E.ON SE	16,905	180,677
Fresenius SE & Co. KGaA	3,634	291,910
HeidelbergCement AG	2,765	232,694
Infineon Technologies AG	14,874	379,103
Linde AG	1,896	452,475
MTU Aero Engines AG	2,052	394,351
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	1,046	221,109
RWE AG	4,496	102,493
SAP SE	5,767	666,256
Siemens AG Registered Shares	4,812	636,099
ThyssenKrupp AG	6,778	164,762

Total Germany		6,818,394
Hong Kong – 1.0%
AIA Group Ltd.	79,000	690,770
CK Asset Holdings Ltd.	39,500	313,666
CK Hutchison Holdings Ltd.	38,500	408,287
CLP Holdings Ltd.	38,000	409,282
Hong Kong Exchanges & Clearing Ltd.	12,601	379,052

Total Hong Kong		2,201,057
India – 0.8%
Axis Bank Ltd.	24,582	183,266
IndusInd Bank Ltd.	12,204	344,167
Infosys Ltd.	20,088	383,260
Larsen & Toubro Ltd.	16,701	310,814
Maruti Suzuki India Ltd.	2,529	325,767
Reliance Industries Ltd.	27,257	386,865

Total India		1,934,139
Ireland – 0.3%
CRH PLC	4,253	150,706
Experian PLC	10,349	256,118
Kingspan Group PLC	4,357	218,131
Smurfit Kappa Group PLC	4,051	164,122

Total Ireland		789,077
Israel – 0.1%
Nice Ltd.*	1,309	135,028
Teva Pharmaceutical Industries Ltd.	5,139	121,900

Total Israel		256,928
Italy – 0.7%
Assicurazioni Generali SpA	13,847	232,321
Banco BPM SpA*	21,651	63,500
Eni SpA	21,557	400,336
Ferrari N.V.	591	80,388
Intesa Sanpaolo SpA	99,939	290,134
Moncler SpA	2,716	123,672
Snam SpA	74,739	312,047
UniCredit SpA	13,307	222,111

Total Italy		1,724,509
Japan – 8.0%
Ajinomoto Co., Inc.	13,800	261,137
Asahi Group Holdings Ltd.	7,500	384,056
Astellas Pharma, Inc.	23,700	361,389
Bandai Namco Holdings, Inc.	7,000	288,810
Bridgestone Corp.	7,900	309,039
Daiichi Sankyo Co., Ltd.	7,300	279,241
FANUC Corp.	1,100	218,530
Hitachi Ltd.	62,000	437,496
Honda Motor Co., Ltd.	15,600	458,148
ITOCHU Corp.	16,400	297,233
Japan Exchange Group, Inc.	14,400	267,680
Japan Tobacco, Inc.	7,500	209,565
Kao Corp.	5,500	419,582
KDDI Corp.	15,800	432,355
Keyence Corp.	500	282,400
Kintetsu Group Holdings Co., Ltd.	8,200	334,618
Kirin Holdings Co., Ltd.	11,700	312,979
Komatsu Ltd.	8,100	231,669
Kubota Corp.	15,800	248,629
Mitsubishi Chemical Holdings Corp.	39,500	330,721
Mitsubishi Corp.	15,800	439,059
Mitsubishi Electric Corp.	23,700	315,494
Mitsubishi Heavy Industries Ltd.	7,400	269,303
Mitsubishi UFJ Financial Group, Inc.	88,000	501,393
Mitsui & Co., Ltd.	23,700	395,303

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

June 30, 2018

Investments	Shares	Value
Mizuho Financial Group, Inc.	197,500	$332,540
Nagoya Railroad Co., Ltd.	14,600	376,978
Nidec Corp.	1,600	240,148
Nikon Corp.	16,400	261,032
Nintendo Co., Ltd.	600	196,091
Nippon Steel & Sumitomo Metal Corp.	8,300	163,018
Nippon Telegraph & Telephone Corp.	7,400	336,446
Nisshin Seifun Group, Inc.	17,800	376,843
Nomura Holdings, Inc.	39,500	191,928
NTT DOCOMO, Inc.	13,500	344,005
Odakyu Electric Railway Co., Ltd.	14,400	309,152
Oji Holdings Corp.	51,000	316,318
Olympus Corp.	7,600	284,747
Ono Pharmaceutical Co., Ltd.	3,900	91,439
Otsuka Holdings Co., Ltd.	6,100	295,404
Panasonic Corp.	23,700	319,559
Recruit Holdings Co., Ltd.	15,300	423,507
Seven & I Holdings Co., Ltd.	7,900	344,557
Shionogi & Co., Ltd.	7,200	369,929
SMC Corp.	500	183,406
SoftBank Group Corp.	5,500	395,897
Sony Corp.	8,500	434,650
Subaru Corp.	7,500	218,368
Sumitomo Mitsui Financial Group, Inc.	8,200	318,776
Sumitomo Mitsui Trust Holdings, Inc.	7,600	301,420
Suzuki Motor Corp.	6,600	364,545
Tobu Railway Co., Ltd.	12,000	367,264
Tokio Marine Holdings, Inc.	7,900	370,376
Tokyo Gas Co., Ltd.	14,000	371,661
Toyo Suisan Kaisha Ltd.	10,100	359,721
Toyota Motor Corp.	15,800	1,022,760

Total Japan		18,568,314
Malaysia – 0.2%
CIMB Group Holdings Bhd	90,800	122,505
Genting Malaysia Bhd	192,500	232,554

Total Malaysia		355,059
Netherlands – 0.9%
Akzo Nobel N.V.	3,496	299,275
ASML Holding N.V.	2,043	404,786
ING Groep N.V.	22,301	320,991
Koninklijke Ahold Delhaize N.V.	3,725	89,179
Koninklijke DSM N.V.	2,889	290,487
Koninklijke KPN N.V.	68,408	186,097
Koninklijke Philips N.V.	7,291	310,072
Wolters Kluwer N.V.	5,293	298,239

Total Netherlands		2,199,126
Norway – 0.2%
Marine Harvest ASA	7,163	142,550
Orkla ASA	27,282	238,999
Yara International ASA	1,942	80,535

Total Norway		462,084
Poland – 0.1%
KGHM Polska Miedz S.A.	2,951	69,362
Polski Koncern Naftowy Orlen S.A.	3,778	84,825

Total Poland		154,187
Portugal – 0.1%
EDP – Energias de Portugal S.A.	13,342	52,963
Jeronimo Martins, SGPS, S.A.	4,501	65,006

Total Portugal		117,969
Singapore – 0.4%
City Developments Ltd.	15,500	124,250
DBS Group Holdings Ltd.	8,500	165,886
Genting Singapore Ltd.	126,200	112,918
Keppel Corp., Ltd.	15,000	78,658
Oversea-Chinese Banking Corp., Ltd.	9,200	78,539
Singapore Exchange Ltd.	47,400	249,254
Venture Corp., Ltd.	3,700	48,411

Total Singapore		857,916
South Africa – 0.6%
FirstRand Ltd.	32,741	152,618
MTN Group Ltd.	16,279	128,154
Naspers Ltd. Class N	2,295	583,535
Remgro Ltd.	8,612	128,361
Sappi Ltd.	17,772	118,642
Sasol Ltd.	4,103	150,532
Standard Bank Group Ltd.	10,729	150,192

Total South Africa		1,412,034
South Korea – 1.3%
Celltrion, Inc.*	607	165,298
Hana Financial Group, Inc.	1,991	76,549
Hyundai Motor Co.	1,408	158,550
KT&G Corp.	2,265	217,456
NAVER Corp.	336	230,030
POSCO	914	269,812
Samsung Electronics Co., Ltd.	27,696	1,159,281
Samsung Fire & Marine Insurance Co., Ltd.	869	205,847
Shinhan Financial Group Co., Ltd.	7,979	309,996
SK Hynix, Inc.	4,075	313,349

Total South Korea		3,106,168
Spain – 1.1%
Banco Bilbao Vizcaya Argentaria S.A.	44,449	315,219
Banco Santander S.A.	92,188	494,256
Distribuidora Internacional de Alimentacion S.A.	28,460	82,905
Enagas S.A.	11,692	341,821
Industria de Diseno Textil S.A.	7,738	264,350
Red Electrica Corp. S.A.(b)	17,842	363,300
Repsol S.A.	17,645	345,383
Telefonica S.A.	32,899	279,595

Total Spain		2,486,829
Sweden – 0.8%
Assa Abloy AB Class B	12,895	275,168
Atlas Copco AB Class A	9,322	271,762

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

June 30, 2018

Investments	Shares	Value
Castellum AB	22,854	$370,809
Epiroc AB Class A*	9,434	99,117
Nordea Bank AB	19,614	189,168
Securitas AB Class B	14,005	230,834
Telefonaktiebolaget LM Ericsson Class B	32,291	249,997
Volvo AB Class B	16,366	261,973

Total Sweden		1,948,828
Switzerland – 2.6%
ABB Ltd. Registered Shares	14,795	323,480
Adecco Group AG Registered Shares	2,923	172,975
Cie Financiere Richemont S.A. Registered Shares	3,871	327,941
Credit Suisse Group AG Registered Shares*	17,492	263,362
Givaudan S.A. Registered Shares	158	358,342
LafargeHolcim Ltd. Registered Shares*	4,977	242,497
Nestle S.A. Registered Shares	16,383	1,268,798
Novartis AG Registered Shares	14,176	1,074,746
Roche Holding AG Genusschein	3,919	870,472
Schindler Holding AG Participation Certificate	1,818	391,082
Swatch Group AG (The) Registered Shares	2,272	196,436
UBS Group AG Registered Shares*	22,772	351,459
Zurich Insurance Group AG	1,027	304,185

Total Switzerland		6,145,775
Taiwan – 1.1%
Asustek Computer, Inc.	19,000	173,557
Catcher Technology Co., Ltd.	8,000	89,476
China Development Financial Holding Corp.	776,000	283,792
China Life Insurance Co., Ltd.	170,000	178,986
E.Sun Financial Holding Co., Ltd.	159,000	110,820
Hon Hai Precision Industry Co., Ltd.	84,000	229,227
Largan Precision Co., Ltd.	1,000	147,269
MediaTek, Inc.	10,000	98,398
Pegatron Corp.	65,000	133,673
Quanta Computer, Inc.	67,000	117,569
Taishin Financial Holding Co., Ltd.	581,000	274,412
Taiwan Semiconductor Manufacturing Co., Ltd.	93,000	660,397
United Microelectronics Corp.	155,000	86,172

Total Taiwan		2,583,748
Thailand – 0.1%
PTT Global Chemical PCL NVDR	85,800	189,055
United Kingdom – 6.3%
Anglo American PLC	13,222	295,850
AstraZeneca PLC	7,539	522,850
Babcock International Group PLC	20,720	223,714
BAE Systems PLC	27,357	233,612
Barclays PLC	99,682	248,734
BHP Billiton PLC	18,113	407,968
BP PLC	98,144	749,330
British American Tobacco PLC	12,233	618,569
BT Group PLC	62,080	178,511
Bunzl PLC	8,611	260,911
Carnival PLC	3,950	226,696
Centrica PLC	68,248	142,050
Compass Group PLC	17,953	383,624
Diageo PLC	14,249	512,069
Fiat Chrysler Automobiles N.V.*	8,803	167,880
GlaxoSmithKline PLC	25,619	517,432
HSBC Holdings PLC	102,207	959,010
Imperial Brands PLC	7,426	276,674
Intertek Group PLC	4,582	345,783
ITV PLC	91,499	210,195
Kingfisher PLC	42,640	167,198
Land Securities Group PLC	17,063	215,565
Lloyds Banking Group PLC	409,730	341,067
Melrose Industries PLC	32,020	89,918
National Grid PLC	27,436	303,689
Pennon Group PLC	27,975	293,404
Prudential PLC	18,903	432,874
Reckitt Benckiser Group PLC	4,342	357,652
Rentokil Initial PLC	81,721	378,486
Rio Tinto PLC	9,480	525,796
Royal Dutch Shell PLC Class A	27,700	961,450
Royal Dutch Shell PLC Class B	17,112	613,037
Smith & Nephew PLC	14,637	270,157
St. James’s Place PLC	20,167	305,527
Standard Chartered PLC	18,166	166,111
TechnipFMC PLC	3,561	113,712
Unilever N.V. CVA	9,482	529,014
Unilever PLC	8,212	454,492
Vodafone Group PLC	161,140	391,068
WPP PLC	10,589	166,783

Total United Kingdom		14,558,462
United States – 57.3%
3M Co.	2,765	543,931
Abbott Laboratories	9,954	607,094
AbbVie, Inc.	8,945	828,754
Activision Blizzard, Inc.	6,083	464,255
Adobe Systems, Inc.*	3,397	828,223
AES Corp.	16,060	215,365
Aetna, Inc.	2,297	421,500
Aflac, Inc.	6,320	271,886
Agilent Technologies, Inc.	4,730	292,503
Air Products & Chemicals, Inc.	2,054	319,869
Alexion Pharmaceuticals, Inc.*	1,659	205,965
Align Technology, Inc.*	427	146,094
Alliant Energy Corp.	7,268	307,582
Allstate Corp. (The)	2,767	252,544
Alphabet, Inc. Class A*	1,907	2,153,365
Alphabet, Inc. Class C*	1,280	1,428,032
Altria Group, Inc.	9,956	565,401
Amazon.com, Inc.*	2,132	3,623,974
American Airlines Group, Inc.	3,804	144,400
American Express Co.	4,424	433,552
American International Group, Inc.	5,214	276,446
American Tower Corp.	2,692	388,106
AmerisourceBergen Corp.	2,198	187,423
Amgen, Inc.	4,189	773,248
Anadarko Petroleum Corp.	3,720	272,490

See Notes to Financial Statements.

WisdomTree Trust	85

Schedule of Investments (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

June 30, 2018

Investments	Shares	Value
Analog Devices, Inc.	3,634	$348,573
ANSYS, Inc.*	2,155	375,358
Anthem, Inc.	1,738	413,696
Apache Corp.	4,200	196,350
Apergy Corp.*	5,518	230,377
Apple, Inc.	27,594	5,107,925
Applied Materials, Inc.	8,168	377,280
Archer-Daniels-Midland Co.	5,120	234,650
Arrow Electronics, Inc.*	3,397	255,726
Arthur J. Gallagher & Co.	4,582	299,113
Aspen Technology, Inc.*	4,108	380,976
AT&T, Inc.	39,227	1,259,579
Autodesk, Inc.*	2,277	298,492
Automatic Data Processing, Inc.	2,765	370,897
AvalonBay Communities, Inc.	1,830	314,559
Baker Hughes Co.	3,301	109,032
Bank of America Corp.	55,598	1,567,308
Bank of New York Mellon Corp. (The)	6,715	362,140
Baxter International, Inc.	4,977	367,502
Becton, Dickinson and Co.	2,281	546,436
Berkshire Hathaway, Inc. Class B*	8,440	1,575,326
Biogen, Inc.*	1,383	401,402
Bluebird Bio, Inc.*	360	56,502
Boeing Co. (The)	3,002	1,007,201
Booking Holdings, Inc.*	302	612,181
Boston Scientific Corp.*	11,862	387,887
Bristol-Myers Squibb Co.	9,488	525,066
BWX Technologies, Inc.	5,451	339,706
CA, Inc.	7,979	284,451
Cabot Oil & Gas Corp.	4,437	105,601
Capital One Financial Corp.	3,713	341,225
Cardinal Health, Inc.	3,318	162,018
CarMax, Inc.*	1,976	143,991
Caterpillar, Inc.	4,021	545,529
CBS Corp. Class B Non-Voting Shares	3,555	199,862
CDW Corp.	3,000	242,370
Celgene Corp.*	4,002	317,839
Charles Schwab Corp. (The)	7,426	379,469
Charter Communications, Inc. Class A*	1,263	370,324
Chemours Co. (The)	4,074	180,723
Chevron Corp.	9,638	1,218,532
Chipotle Mexican Grill, Inc.*	313	135,019
Church & Dwight Co., Inc.	4,899	260,431
Cigna Corp.	1,804	306,590
Cimarex Energy Co.	1,591	161,868
Cisco Systems, Inc.	28,147	1,211,165
CIT Group, Inc.	4,590	231,382
Citigroup, Inc.	14,213	951,134
Citizens Financial Group, Inc.	6,241	242,775
Citrix Systems, Inc.*	3,476	364,424
CME Group, Inc.	1,896	310,792
Coca-Cola Co. (The)	18,735	821,717
Cognizant Technology Solutions Corp. Class A	3,204	253,084
Colgate-Palmolive Co.	4,490	290,997
Comcast Corp. Class A	27,068	888,101
Comerica, Inc.	3,081	280,125
Conagra Brands, Inc.	5,530	197,587
Concho Resources, Inc.*	1,734	239,899
ConocoPhillips	8,295	577,498
Constellation Brands, Inc. Class A	1,271	278,184
Corning, Inc.	10,586	291,221
Costco Wholesale Corp.	2,371	495,492
Crown Castle International Corp.	3,489	376,184
CSX Corp.	6,083	387,974
Cummins, Inc.	1,659	220,647
CVS Health Corp.	6,241	401,608
D.R. Horton, Inc.	6,640	272,240
DaVita, Inc.*	2,516	174,711
Deere & Co.	1,975	276,105
Delta Air Lines, Inc.	5,767	285,697
Dentsply Sirona, Inc.	3,003	131,441
Devon Energy Corp.	5,597	246,044
Digital Realty Trust, Inc.	1,433	159,894
Dollar General Corp.	2,765	272,629
Dollar Tree, Inc.*	2,286	194,310
Dover Corp.	3,002	219,746
DowDuPont, Inc.	13,712	903,895
Duke Energy Corp.	3,871	306,119
DXC Technology Co.	2,216	178,632
E*TRADE Financial Corp.*	5,135	314,057
Eaton Vance Corp.	5,530	288,611
eBay, Inc.*	8,058	292,183
Edwards Lifesciences Corp.*	1,146	166,823
Electronic Arts, Inc.*	2,607	367,639
Eli Lilly & Co.	5,451	465,134
Emerson Electric Co.	5,688	393,268
EOG Resources, Inc.	3,158	392,950
EPR Properties	4,236	274,450
Equinix, Inc.	776	333,595
Estee Lauder Cos., Inc. (The) Class A	1,909	272,395
Evergy, Inc.	5,056	283,894
Exelon Corp.	7,268	309,617
Expeditors International of Washington, Inc.	4,029	294,520
Express Scripts Holding Co.*	4,661	359,876
Exxon Mobil Corp.	21,589	1,786,058
F5 Networks, Inc.*	1,725	297,476
Facebook, Inc. Class A*	12,415	2,412,483
FedEx Corp.	1,501	340,817
Fifth Third Bancorp	9,875	283,413
First Republic Bank	2,385	230,844
FirstEnergy Corp.	6,478	232,625
FleetCor Technologies, Inc.*	1,037	218,444
Fluor Corp.	1,077	52,536
Ford Motor Co.	27,515	304,591
Freeport-McMoRan, Inc.	6,927	119,560
Gartner, Inc.*	2,133	283,476
General Dynamics Corp.	1,817	338,707
General Electric Co.	44,679	608,081

See Notes to Financial Statements.

86	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

June 30, 2018

Investments	Shares	Value
General Motors Co.	6,717	$264,650
Gentex Corp.	11,534	265,513
Genuine Parts Co.	2,923	268,302
Gilead Sciences, Inc.	7,499	531,229
Goldman Sachs Group, Inc. (The)	1,896	418,201
Halliburton Co.	7,573	341,239
Hartford Financial Services Group, Inc. (The)	4,345	222,160
Hasbro, Inc.	1,700	156,927
HCA Healthcare, Inc.	1,784	183,038
Healthcare Realty Trust, Inc.	10,931	317,874
Hess Corp.	4,332	289,768
Hewlett Packard Enterprise Co.	12,494	182,537
Hexcel Corp.	4,187	277,933
Home Depot, Inc. (The)	6,399	1,248,445
Honeywell International, Inc.	3,792	546,238
HP, Inc.	11,602	263,249
Humana, Inc.	1,027	305,666
Huntington Bancshares, Inc.	17,165	253,355
Illumina, Inc.*	1,171	327,049
Incyte Corp.*	1,346	90,182
Intel Corp.	23,170	1,151,781
Intercontinental Exchange, Inc.	3,555	261,470
International Business Machines Corp.	3,836	535,889
International Paper Co.	4,503	234,516
Intuit, Inc.	2,370	484,203
Intuitive Surgical, Inc.*	1,093	522,979
Investors Bancorp, Inc.	19,693	251,874
IQVIA Holdings, Inc.*	2,436	243,162
J.M. Smucker Co. (The)	1,352	145,313
Jack Henry & Associates, Inc.	3,125	407,375
Jacobs Engineering Group, Inc.	4,029	255,801
Johnson & Johnson	13,610	1,651,437
JPMorgan Chase & Co.	18,449	1,922,386
KeyCorp	12,178	237,958
Kimberly-Clark Corp.	2,765	291,265
Kinder Morgan, Inc.	13,579	239,941
Kraft Heinz Co. (The)	3,591	225,587
Kroger Co. (The)	5,844	166,262
Lam Research Corp.	732	126,526
Lear Corp.	1,580	293,580
Liberty Media Corp – Liberty SiriusXM Class A*	5,542	249,667
Lincoln National Corp.	3,239	201,628
LKQ Corp.*	7,617	242,982
Lockheed Martin Corp.	1,430	422,465
Lowe’s Cos., Inc.	5,536	529,076
M&T Bank Corp.	1,422	241,953
Marathon Petroleum Corp.	4,266	299,303
MarketAxess Holdings, Inc.	634	125,443
Marriott International, Inc. Class A	2,990	378,534
Masco Corp.	6,952	260,144
MasterCard, Inc. Class A	5,366	1,054,526
Maxim Integrated Products, Inc.	4,187	245,609
McCormick & Co., Inc. Non-Voting Shares	1,867	216,740
McDonald’s Corp.	4,355	682,385
McKesson Corp.	1,584	211,306
Merck & Co., Inc.	14,637	888,466
MetLife, Inc.	6,399	278,996
Mettler-Toledo International, Inc.*	465	269,063
MGM Resorts International	5,994	174,006
Microchip Technology, Inc.	3,613	328,602
Micron Technology, Inc.*	7,905	414,538
Microsoft Corp.	41,127	4,055,534
Mohawk Industries, Inc.*	1,185	253,910
Mondelez International, Inc. Class A	9,008	369,328
Moody’s Corp.	1,829	311,954
Morgan Stanley	8,126	385,172
MSCI, Inc.	2,206	364,939
National Retail Properties, Inc.	5,372	236,153
Nektar Therapeutics*	1,058	51,662
Netflix, Inc.*	2,383	932,778
Newmont Mining Corp.	4,194	158,156
NextEra Energy, Inc.	2,765	461,838
NIKE, Inc. Class B	8,436	672,181
Norfolk Southern Corp.	2,054	309,887
Northrop Grumman Corp.	1,264	388,933
Nucor Corp.	3,634	227,125
NVIDIA Corp.	3,238	767,082
O’Reilly Automotive, Inc.*	1,032	282,324
Occidental Petroleum Corp.	4,968	415,722
Omnicom Group, Inc.	3,160	241,013
Oracle Corp.	15,506	683,194
PayPal Holdings, Inc.*	7,182	598,045
People’s United Financial, Inc.	14,163	256,209
PepsiCo, Inc.	6,162	670,857
Perspecta, Inc.	1,108	22,769
Pfizer, Inc.	30,029	1,089,452
PG&E Corp.	3,501	149,003
Philip Morris International, Inc.	7,416	598,768
Phillips 66	3,081	346,027
Pinnacle West Capital Corp.	4,583	369,207
Pioneer Natural Resources Co.	1,344	254,339
PNC Financial Services Group, Inc. (The)	3,002	405,570
Pool Corp.	1,504	227,856
Portland General Electric Co.	7,572	323,779
PPG Industries, Inc.	3,229	334,944
PPL Corp.	6,669	190,400
Principal Financial Group, Inc.	4,503	238,434
Procter & Gamble Co. (The)	13,373	1,043,896
Progressive Corp. (The)	4,654	275,284
Prologis, Inc.	5,959	391,447
Prudential Financial, Inc.	3,160	295,492
Public Service Enterprise Group, Inc.	5,688	307,948
Public Storage	1,422	322,595
QUALCOMM, Inc.	8,848	496,550
Qurate Retail, Inc.*	7,489	158,917
Raytheon Co.	1,975	381,531
Realty Income Corp.	4,108	220,969
Red Hat, Inc.*	2,573	345,734

See Notes to Financial Statements.

WisdomTree Trust	87

Schedule of Investments (concluded)

WisdomTree Global ex-Mexico Equity Fund (XMX)

June 30, 2018

Investments	Shares	Value
Regency Centers Corp.	4,042	$250,927
Regeneron Pharmaceuticals, Inc.*	395	136,271
Regions Financial Corp.	16,139	286,951
Rockwell Automation, Inc.	1,975	328,304
Rockwell Collins, Inc.	2,287	308,013
Roper Technologies, Inc.	1,264	348,750
Ross Stores, Inc.	3,876	328,491
S&P Global, Inc.	2,292	467,316
salesforce.com, Inc.*	4,740	646,536
Sempra Energy	2,686	311,871
Service Corp. International	9,104	325,832
Sherwin-Williams Co. (The)	935	381,078
Simon Property Group, Inc.	2,212	376,460
Snap-on, Inc.	1,106	177,756
Southwest Airlines Co.	3,950	200,976
Southwest Gas Holdings, Inc.	3,246	247,572
Square, Inc. Class A*	820	50,545
Starbucks Corp.	8,922	435,840
State Street Corp.	3,002	279,456
Stryker Corp.	2,054	346,838
SunTrust Banks, Inc.	5,135	339,013
Synchrony Financial	5,688	189,865
Synopsys, Inc.*	4,691	401,409
Sysco Corp.	3,639	248,507
T. Rowe Price Group, Inc.	3,160	366,844
Target Corp.	4,266	324,728
Tesla, Inc.*(b)	713	244,523
Texas Instruments, Inc.	5,609	618,392
Thermo Fisher Scientific, Inc.	2,365	489,886
Tractor Supply Co.	2,532	193,673
Travelers Cos., Inc. (The)	1,817	222,292
Twenty-First Century Fox, Inc. Class A	10,744	533,869
Twitter, Inc.*	3,509	153,238
U.S. Bancorp	6,162	308,223
Union Pacific Corp.	4,424	626,792
United Continental Holdings, Inc.*	1,588	110,731
United Parcel Service, Inc. Class B	3,009	319,646
United Technologies Corp.	3,871	483,991
UnitedHealth Group, Inc.	5,002	1,227,191
Unum Group	5,214	192,866
Valero Energy Corp.	3,397	376,490
Ventas, Inc.	4,103	233,666
Verizon Communications, Inc.	21,827	1,098,116
Vertex Pharmaceuticals, Inc.*	2,042	347,058
Visa, Inc. Class A	10,020	1,327,149
Vulcan Materials Co.	1,580	203,915
W.W. Grainger, Inc.	720	222,048
Walgreens Boots Alliance, Inc.	5,522	331,403
Walmart, Inc.	7,028	601,948
Walt Disney Co. (The)	7,268	761,759
Wells Fargo & Co.	23,830	1,321,135
Welltower, Inc.	4,345	272,388
Western Digital Corp.	2,449	189,577
Weyerhaeuser Co.	8,690	316,837
Wynn Resorts Ltd.	777	130,023
Zimmer Biomet Holdings, Inc.	1,751	195,131
Zions Bancorp	6,083	320,513
Zoetis, Inc.	4,503	383,611

Total United States		133,348,088
TOTAL COMMON STOCKS (Cost: $233,055,209)		232,066,399
RIGHTS – 0.0%
Italy – 0.0%
Intesa Sanpaolo SpA, expiring 7/17/18*	107,511	0
Spain – 0.0%
Repsol S.A., expiring 7/6/18*	18,983	10,774
TOTAL RIGHTS (Cost: $10,693)		10,774
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c)
(Cost: $575,978)(d)	575,978	575,978
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $233,641,880)		232,653,151
Other Assets less Liabilities – (0.0)%		(41,601)

NET ASSETS – 100.0%		$232,611,550

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.

(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $799,675. The Fund also held collateral for securities on loan of $7,496 that were unsettled. The total market value of the collateral held by the Fund was $837,903. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $261,925.

CVA – Certificaten Van Aandelen (Certificate of Stock)

NVDR – Non-Voting Depositary Receipt

See Notes to Financial Statements.

88	WisdomTree Trust

Schedule of Investments

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

June 30, 2018

Investments	Shares	Value
EXCHANGE-TRADED FUND – 100.0%
United States – 100.0%
WisdomTree Global SmallCap Dividend Fund(a)(b)
(Cost: $14,494,773)	563,818	$18,216,960
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.1%
United States – 5.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c)
(Cost: $937,200)(d)	937,200	937,200
TOTAL INVESTMENTS IN SECURITIES—105.1% (Cost: $15,431,973)		19,154,160
Other Assets less Liabilities – (5.1)%		(931,832)

NET ASSETS – 100.0%		$18,222,328

(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.

(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $917,604 and the total market value of the collateral held by the Fund was $937,200.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/3/2018	236,196	AUD	174,508	USD	$5	$—
Bank of America N.A.	7/3/2018	15,985	CHF	16,099	USD	—	—
Bank of America N.A.	7/3/2018	128,111	CZK	5,750	USD	—	—
Bank of America N.A.	7/3/2018	93,289	DKK	14,618	USD	1	—
Bank of America N.A.	7/3/2018	209,718	EUR	244,864	USD	—	(7)
Bank of America N.A.	7/3/2018	181,785	GBP	239,995	USD	7	—
Bank of America N.A.	7/3/2018	670,578	HUF	2,379	USD	—	—
Bank of America N.A.	7/3/2018	161,141	ILS	44,018	USD	3	—
Bank of America N.A.	7/3/2018	265,641	MXN	13,514	USD	1	—
Bank of America N.A.	7/3/2018	387,956	NOK	47,602	USD	—	(2)
Bank of America N.A.	7/3/2018	90,222	NZD	61,083	USD	2	—
Bank of America N.A.	7/3/2018	22,848	PLN	6,103	USD	—	—
Bank of America N.A.	7/3/2018	707,969	SEK	79,142	USD	—	(4)
Bank of America N.A.	7/3/2018	31,327	TRY	6,835	USD	—	—
Bank of America N.A.	7/3/2018	175,507	USD	231,926	AUD	4,148	—
Bank of America N.A.	7/3/2018	16,191	USD	15,879	CHF	199	—
Bank of America N.A.	7/3/2018	5,782	USD	127,639	CZK	54	—
Bank of America N.A.	7/3/2018	14,702	USD	93,538	DKK	44	—
Bank of America N.A.	7/3/2018	246,267	USD	210,506	EUR	490	—
Bank of America N.A.	7/3/2018	241,370	USD	181,135	GBP	2,226	—
Bank of America N.A.	7/3/2018	2,393	USD	654,030	HUF	73	—
Bank of America N.A.	7/3/2018	44,270	USD	157,564	ILS	1,226	—
Bank of America N.A.	7/3/2018	13,592	USD	273,388	MXN	—	(317)
Bank of America N.A.	7/3/2018	47,874	USD	391,313	NOK	—	(138)
Bank of America N.A.	7/3/2018	61,433	USD	87,563	NZD	2,149	—
Bank of America N.A.	7/3/2018	6,138	USD	22,697	PLN	76	—
Bank of America N.A.	7/3/2018	79,595	USD	701,388	SEK	1,193	—
Bank of America N.A.	7/3/2018	6,874	USD	31,598	TRY	—	(20)
Bank of America N.A.	7/5/2018	61,640	BRL	16,021	USD	—	(4)
Bank of America N.A.	7/5/2018	104,922	CAD	79,767	USD	—	(3)

See Notes to Financial Statements.

WisdomTree Trust	89

Schedule of Investments (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/5/2018	33,518,296	CLP	51,471	USD	$13	$—
Bank of America N.A.	7/5/2018	935,778	HKD	119,273	USD	4	—
Bank of America N.A.	7/5/2018	57,842,682	JPY	522,266	USD	13	—
Bank of America N.A.	7/5/2018	55,149	SGD	40,447	USD	1	—
Bank of America N.A.	7/5/2018	16,497	USD	61,640	BRL	479	—
Bank of America N.A.	7/5/2018	80,224	USD	103,963	CAD	1,189	—
Bank of America N.A.	7/5/2018	11,146	USD	7,038,842	CLP	334	—
Bank of America N.A.	7/5/2018	119,956	USD	940,200	HKD	116	—
Bank of America N.A.	7/5/2018	525,257	USD	56,939,749	JPY	11,131	—
Bank of America N.A.	7/5/2018	40,679	USD	54,391	SGD	787	—
Bank of America N.A.	7/5/2018	26,864	USD	341,585	ZAR	1,948	—
Bank of America N.A.	7/5/2018	366,169	ZAR	26,711	USD	—	(2)
Bank of America N.A.	8/2/2018	175,839	USD	237,978	AUD	—	(9)
Bank of America N.A.	8/2/2018	79,138	USD	104,047	CAD	2	—
Bank of America N.A.	8/2/2018	5,627	USD	125,209	CZK	—	—
Bank of America N.A.	8/2/2018	14,612	USD	93,039	DKK	—	(1)
Bank of America N.A.	8/2/2018	246,760	USD	210,887	EUR	4	—
Bank of America N.A.	8/2/2018	231,898	USD	175,416	GBP	—	(9)
Bank of America N.A.	8/2/2018	112,016	USD	878,572	HKD	—	(14)
Bank of America N.A.	8/2/2018	2,255	USD	634,519	HUF	—	—
Bank of America N.A.	8/2/2018	42,708	USD	156,025	ILS	—	(5)
Bank of America N.A.	8/2/2018	14,031	USD	277,122	MXN	—	(1)
Bank of America N.A.	8/2/2018	46,487	USD	378,421	NOK	2	—
Bank of America N.A.	8/2/2018	60,972	USD	90,059	NZD	—	(4)
Bank of America N.A.	8/2/2018	4,756	USD	17,798	PLN	—	—
Bank of America N.A.	8/2/2018	75,909	USD	677,553	SEK	3	—
Bank of America N.A.	8/2/2018	6,899	USD	32,025	TRY	—	(1)
Bank of America N.A.	8/3/2018	14,767	USD	57,007	BRL	4	—
Bank of America N.A.	8/3/2018	15,571	USD	15,421	CHF	—	—
Bank of America N.A.	8/3/2018	49,043	USD	31,952,314	CLP	—	(39)
Bank of America N.A.	8/3/2018	524,873	USD	58,022,505	JPY	—	(39)
Bank of America N.A.	8/3/2018	38,918	USD	53,036	SGD	—	(2)
Bank of America N.A.	8/3/2018	23,515	USD	323,547	ZAR	2	—
Bank of Montreal	7/3/2018	236,194	AUD	174,508	USD	4	—
Bank of Montreal	7/3/2018	15,985	CHF	16,099	USD	—	—
Bank of Montreal	7/3/2018	128,120	CZK	5,750	USD	—	—
Bank of Montreal	7/3/2018	93,287	DKK	14,618	USD	—	—
Bank of Montreal	7/3/2018	209,719	EUR	244,864	USD	—	(6)
Bank of Montreal	7/3/2018	181,785	GBP	239,995	USD	6	—
Bank of Montreal	7/3/2018	670,592	HUF	2,379	USD	—	—
Bank of Montreal	7/3/2018	161,138	ILS	44,018	USD	2	—
Bank of Montreal	7/3/2018	265,641	MXN	13,514	USD	1	—
Bank of Montreal	7/3/2018	387,985	NOK	47,602	USD	1	—
Bank of Montreal	7/3/2018	90,222	NZD	61,083	USD	2	—
Bank of Montreal	7/3/2018	22,848	PLN	6,103	USD	—	—
Bank of Montreal	7/3/2018	707,987	SEK	79,142	USD	—	(2)
Bank of Montreal	7/3/2018	31,327	TRY	6,835	USD	—	—
Bank of Montreal	7/3/2018	133,722	USD	176,705	AUD	3,164	—
Bank of Montreal	7/3/2018	12,338	USD	12,099	CHF	154	—
Bank of Montreal	7/3/2018	4,410	USD	97,518	CZK	33	—
Bank of Montreal	7/3/2018	11,205	USD	71,296	DKK	33	—
Bank of Montreal	7/3/2018	187,632	USD	160,382	EUR	377	—
Bank of Montreal	7/3/2018	183,902	USD	138,004	GBP	1,702	—
Bank of Montreal	7/3/2018	1,825	USD	499,773	HUF	52	—
Bank of Montreal	7/3/2018	33,732	USD	120,068	ILS	931	—

See Notes to Financial Statements.

90	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	7/3/2018	10,358	USD	208,369	MXN	$—	$(243)
Bank of Montreal	7/3/2018	36,480	USD	298,177	NOK	—	(104)
Bank of Montreal	7/3/2018	46,808	USD	66,715	NZD	1,638	—
Bank of Montreal	7/3/2018	4,679	USD	17,302	PLN	58	—
Bank of Montreal	7/3/2018	60,646	USD	534,393	SEK	911	—
Bank of Montreal	7/3/2018	5,239	USD	24,076	TRY	—	(14)
Bank of Montreal	7/5/2018	61,640	BRL	16,023	USD	—	(6)
Bank of Montreal	7/5/2018	104,929	CAD	79,767	USD	2	—
Bank of Montreal	7/5/2018	935,774	HKD	119,273	USD	3	—
Bank of Montreal	7/5/2018	57,842,682	JPY	522,266	USD	13	—
Bank of Montreal	7/5/2018	55,149	SGD	40,447	USD	1	—
Bank of Montreal	7/5/2018	12,569	USD	46,964	BRL	365	—
Bank of Montreal	7/5/2018	61,126	USD	79,213	CAD	906	—
Bank of Montreal	7/5/2018	8,492	USD	5,362,928	CLP	255	—
Bank of Montreal	7/5/2018	91,396	USD	716,294	HKD	96	—
Bank of Montreal	7/5/2018	400,200	USD	43,386,882	JPY	8,447	—
Bank of Montreal	7/5/2018	30,996	USD	41,434	SGD	607	—
Bank of Montreal	7/5/2018	20,470	USD	260,323	ZAR	1,482	—
Bank of Montreal	7/5/2018	366,170	ZAR	26,711	USD	—	(2)
Bank of Montreal	8/2/2018	175,839	USD	237,982	AUD	—	(12)
Bank of Montreal	8/2/2018	79,138	USD	104,051	CAD	—	(1)
Bank of Montreal	8/2/2018	5,627	USD	125,366	CZK	—	(7)
Bank of Montreal	8/2/2018	14,612	USD	93,037	DKK	—	(1)
Bank of Montreal	8/2/2018	246,760	USD	210,888	EUR	3	—
Bank of Montreal	8/2/2018	231,898	USD	175,415	GBP	—	(8)
Bank of Montreal	8/2/2018	112,016	USD	878,523	HKD	—	(8)
Bank of Montreal	8/2/2018	2,255	USD	635,627	HUF	—	(4)
Bank of Montreal	8/2/2018	42,708	USD	156,022	ILS	—	(4)
Bank of Montreal	8/2/2018	14,031	USD	277,120	MXN	—	(1)
Bank of Montreal	8/2/2018	46,487	USD	378,473	NOK	—	(4)
Bank of Montreal	8/2/2018	60,972	USD	90,059	NZD	—	(3)
Bank of Montreal	8/2/2018	4,756	USD	17,799	PLN	—	—
Bank of Montreal	8/2/2018	75,909	USD	677,567	SEK	2	—
Bank of Montreal	8/2/2018	6,899	USD	32,023	TRY	—	(1)
Bank of Montreal	8/3/2018	14,767	USD	57,007	BRL	4	—
Bank of Montreal	8/3/2018	15,571	USD	15,421	CHF	—	—
Bank of Montreal	8/3/2018	524,873	USD	58,020,406	JPY	—	(20)
Bank of Montreal	8/3/2018	38,918	USD	53,036	SGD	—	(2)
Bank of Montreal	8/3/2018	23,515	USD	323,579	ZAR	—	(1)
Barclays Bank PLC	7/3/2018	175,507	USD	231,922	AUD	4,152	—
Barclays Bank PLC	7/3/2018	16,191	USD	15,876	CHF	202	—
Barclays Bank PLC	7/3/2018	5,782	USD	127,669	CZK	52	—
Barclays Bank PLC	7/3/2018	14,702	USD	93,536	DKK	45	—
Barclays Bank PLC	7/3/2018	246,267	USD	210,503	EUR	495	—
Barclays Bank PLC	7/3/2018	241,370	USD	181,127	GBP	2,237	—
Barclays Bank PLC	7/3/2018	2,393	USD	654,160	HUF	72	—
Barclays Bank PLC	7/3/2018	44,270	USD	157,588	ILS	1,220	—
Barclays Bank PLC	7/3/2018	13,592	USD	273,404	MXN	—	(318)
Barclays Bank PLC	7/3/2018	47,874	USD	391,296	NOK	—	(135)
Barclays Bank PLC	7/3/2018	61,433	USD	87,559	NZD	2,151	—
Barclays Bank PLC	7/3/2018	6,138	USD	22,705	PLN	74	—
Barclays Bank PLC	7/3/2018	79,595	USD	701,360	SEK	1,196	—
Barclays Bank PLC	7/3/2018	6,874	USD	31,587	TRY	—	(18)
Barclays Bank PLC	7/5/2018	16,496	USD	61,640	BRL	478	—
Barclays Bank PLC	7/5/2018	80,224	USD	103,966	CAD	1,186	—

See Notes to Financial Statements.

WisdomTree Trust	91

Schedule of Investments (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	7/5/2018	11,143	USD	7,038,842	CLP	$331	$—
Barclays Bank PLC	7/5/2018	119,956	USD	940,197	HKD	116	—
Barclays Bank PLC	7/5/2018	525,257	USD	56,941,483	JPY	11,115	—
Barclays Bank PLC	7/5/2018	40,679	USD	54,376	SGD	797	—
Barclays Bank PLC	7/5/2018	26,864	USD	341,621	ZAR	1,946	—
Canadian Imperial Bank of Commerce	7/3/2018	175,507	USD	231,916	AUD	4,156	—
Canadian Imperial Bank of Commerce	7/3/2018	16,191	USD	15,876	CHF	202	—
Canadian Imperial Bank of Commerce	7/3/2018	5,782	USD	127,667	CZK	52	—
Canadian Imperial Bank of Commerce	7/3/2018	14,702	USD	93,529	DKK	46	—
Canadian Imperial Bank of Commerce	7/3/2018	246,267	USD	210,495	EUR	503	—
Canadian Imperial Bank of Commerce	7/3/2018	241,370	USD	181,124	GBP	2,241	—
Canadian Imperial Bank of Commerce	7/3/2018	2,393	USD	654,108	HUF	73	—
Canadian Imperial Bank of Commerce	7/3/2018	44,270	USD	157,587	ILS	1,220	—
Canadian Imperial Bank of Commerce	7/3/2018	13,592	USD	273,419	MXN	—	(318)
Canadian Imperial Bank of Commerce	7/3/2018	47,874	USD	391,292	NOK	—	(135)
Canadian Imperial Bank of Commerce	7/3/2018	61,433	USD	87,556	NZD	2,153	—
Canadian Imperial Bank of Commerce	7/3/2018	6,138	USD	22,698	PLN	76	—
Canadian Imperial Bank of Commerce	7/3/2018	79,595	USD	701,327	SEK	1,199	—
Canadian Imperial Bank of Commerce	7/3/2018	6,874	USD	31,553	TRY	—	(11)
Canadian Imperial Bank of Commerce	7/5/2018	16,495	USD	61,640	BRL	478	—
Canadian Imperial Bank of Commerce	7/5/2018	80,224	USD	103,975	CAD	1,179	—
Canadian Imperial Bank of Commerce	7/5/2018	11,143	USD	7,038,842	CLP	331	—
Canadian Imperial Bank of Commerce	7/5/2018	119,956	USD	940,119	HKD	126	—
Canadian Imperial Bank of Commerce	7/5/2018	525,257	USD	56,951,515	JPY	11,025	—
Canadian Imperial Bank of Commerce	7/5/2018	40,679	USD	54,387	SGD	790	—
Canadian Imperial Bank of Commerce	7/5/2018	26,864	USD	341,600	ZAR	1,947	—
JP Morgan Chase Bank N.A.	7/5/2018	911,381,956	IDR	63,640	USD	—	(152)
JP Morgan Chase Bank N.A.	7/5/2018	6,417,929	INR	93,609	USD	—	(37)
JP Morgan Chase Bank N.A.	7/5/2018	178,239,669	KRW	160,136	USD	—	(71)
JP Morgan Chase Bank N.A.	7/5/2018	65,440	USD	911,381,956	IDR	1,953	—
JP Morgan Chase Bank N.A.	7/5/2018	94,665	USD	6,417,929	INR	1,093	—
JP Morgan Chase Bank N.A.	7/5/2018	165,707	USD	178,239,669	KRW	5,642	—
JP Morgan Chase Bank N.A.	8/3/2018	57,565	USD	831,292,751	IDR	—	(44)
JP Morgan Chase Bank N.A.	8/3/2018	88,821	USD	6,115,410	INR	—	(8)
JP Morgan Chase Bank N.A.	8/3/2018	156,350	USD	174,010,761	KRW	—	(51)
Morgan Stanley & Co. International	7/3/2018	955,356	PHP	17,922	USD	—	(35)
Morgan Stanley & Co. International	7/3/2018	18,120	USD	955,356	PHP	233	—
Morgan Stanley & Co. International	7/5/2018	279,236	MYR	69,075	USD	73	—
Morgan Stanley & Co. International	7/5/2018	3,744,518	THB	113,042	USD	21	—
Morgan Stanley & Co. International	7/5/2018	17,930,977	TWD	588,625	USD	—	(272)
Morgan Stanley & Co. International	7/5/2018	70,066	USD	279,236	MYR	917	—
Morgan Stanley & Co. International	7/5/2018	117,150	USD	3,744,518	THB	4,087	—
Morgan Stanley & Co. International	7/5/2018	598,917	USD	17,930,977	TWD	10,564	—
Morgan Stanley & Co. International	8/2/2018	16,879	USD	902,447	PHP	6	—
Morgan Stanley & Co. International	8/3/2018	70,756	USD	286,920	MYR	—	(97)
Morgan Stanley & Co. International	8/3/2018	103,038	USD	3,414,900	THB	—	(145)
Morgan Stanley & Co. International	8/3/2018	574,077	USD	17,473,425	TWD	—	(1,132)
Royal Bank of Canada	7/3/2018	179,957	AUD	132,959	USD	2	—
Royal Bank of Canada	7/3/2018	12,180	CHF	12,267	USD	—	—
Royal Bank of Canada	7/3/2018	97,614	CZK	4,381	USD	—	—
Royal Bank of Canada	7/3/2018	71,104	DKK	11,142	USD	—	—
Royal Bank of Canada	7/3/2018	159,790	EUR	186,566	USD	—	(3)
Royal Bank of Canada	7/3/2018	138,504	GBP	182,857	USD	3	—
Royal Bank of Canada	7/3/2018	511,893	HUF	1,816	USD	—	—
Royal Bank of Canada	7/3/2018	122,778	ILS	33,540	USD	1	—

See Notes to Financial Statements.

92	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	7/3/2018	202,479	MXN	10,301	USD	$—	$—
Royal Bank of Canada	7/3/2018	295,619	NOK	36,270	USD	1	—
Royal Bank of Canada	7/3/2018	68,743	NZD	46,542	USD	1	—
Royal Bank of Canada	7/3/2018	17,420	PLN	4,653	USD	—	—
Royal Bank of Canada	7/3/2018	539,436	SEK	60,300	USD	—	(1)
Royal Bank of Canada	7/3/2018	23,874	TRY	5,209	USD	—	—
Royal Bank of Canada	7/5/2018	46,964	BRL	12,205	USD	—	(1)
Royal Bank of Canada	7/5/2018	79,951	CAD	60,779	USD	2	—
Royal Bank of Canada	7/5/2018	712,973	HKD	90,875	USD	2	—
Royal Bank of Canada	7/5/2018	44,070,586	JPY	397,921	USD	6	—
Royal Bank of Canada	7/5/2018	42,023	SGD	30,821	USD	—	—
Royal Bank of Canada	7/5/2018	279,035	ZAR	20,354	USD	—	(1)
Royal Bank of Canada	8/2/2018	133,976	USD	181,318	AUD	—	(5)
Royal Bank of Canada	8/2/2018	60,299	USD	79,280	CAD	1	—
Royal Bank of Canada	8/2/2018	4,289	USD	95,443	CZK	—	—
Royal Bank of Canada	8/2/2018	11,134	USD	70,892	DKK	—	—
Royal Bank of Canada	8/2/2018	188,010	USD	160,681	EUR	—	—
Royal Bank of Canada	8/2/2018	176,685	USD	133,650	GBP	—	(6)
Royal Bank of Canada	8/2/2018	85,347	USD	669,385	HKD	—	(9)
Royal Bank of Canada	8/2/2018	1,719	USD	483,750	HUF	—	—
Royal Bank of Canada	8/2/2018	32,540	USD	118,879	ILS	—	(4)
Royal Bank of Canada	8/2/2018	10,691	USD	211,144	MXN	—	(1)
Royal Bank of Canada	8/2/2018	35,421	USD	288,362	NOK	—	(1)
Royal Bank of Canada	8/2/2018	46,459	USD	68,621	NZD	—	(1)
Royal Bank of Canada	8/2/2018	3,627	USD	13,574	PLN	—	—
Royal Bank of Canada	8/2/2018	57,839	USD	516,286	SEK	—	—
Royal Bank of Canada	8/2/2018	5,261	USD	24,419	TRY	—	—
Royal Bank of Canada	8/3/2018	11,246	USD	43,435	BRL	—	(2)
Royal Bank of Canada	8/3/2018	11,864	USD	11,750	CHF	—	—
Royal Bank of Canada	8/3/2018	399,905	USD	44,205,658	JPY	—	(10)
Royal Bank of Canada	8/3/2018	29,655	USD	40,410	SGD	—	—
Royal Bank of Canada	8/3/2018	17,920	USD	246,592	ZAR	—	(1)
State Street Bank and Trust	7/3/2018	6,432	AUD	4,759	USD	—	(7)
State Street Bank and Trust	7/3/2018	236,193	AUD	174,508	USD	3	—
State Street Bank and Trust	7/3/2018	434	CHF	439	USD	—	(2)
State Street Bank and Trust	7/3/2018	15,985	CHF	16,099	USD	—	—
State Street Bank and Trust	7/3/2018	3,484	CZK	157	USD	—	(1)
State Street Bank and Trust	7/3/2018	128,118	CZK	5,750	USD	—	—
State Street Bank and Trust	7/3/2018	2,543	DKK	399	USD	—	(1)
State Street Bank and Trust	7/3/2018	93,286	DKK	14,618	USD	—	—
State Street Bank and Trust	7/3/2018	5,712	EUR	6,678	USD	—	(9)
State Street Bank and Trust	7/3/2018	209,721	EUR	244,864	USD	—	(4)
State Street Bank and Trust	7/3/2018	4,932	GBP	6,545	USD	—	(34)
State Street Bank and Trust	7/3/2018	181,777	GBP	239,995	USD	—	(4)
State Street Bank and Trust	7/3/2018	18,120	HUF	65	USD	—	(1)
State Street Bank and Trust	7/3/2018	670,615	HUF	2,379	USD	—	—
State Street Bank and Trust	7/3/2018	4,343	ILS	1,200	USD	—	(13)
State Street Bank and Trust	7/3/2018	161,133	ILS	44,018	USD	1	—
State Street Bank and Trust	7/3/2018	29,600	MXN	1,274	EUR	18	—
State Street Bank and Trust	7/3/2018	7,413	MXN	369	USD	8	—
State Street Bank and Trust	7/3/2018	265,632	MXN	13,514	USD	—	—
State Street Bank and Trust	7/3/2018	5,600	NOK	681	CHF	1	—
State Street Bank and Trust	7/3/2018	10,542	NOK	1,298	USD	—	(4)
State Street Bank and Trust	7/3/2018	387,969	NOK	47,602	USD	—	(1)
State Street Bank and Trust	7/3/2018	2,418	NZD	1,666	USD	—	(29)

See Notes to Financial Statements.

WisdomTree Trust	93

Schedule of Investments (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	7/3/2018	90,221	NZD	61,083	USD	$1	$—
State Street Bank and Trust	7/3/2018	616	PLN	166	USD	—	(1)
State Street Bank and Trust	7/3/2018	22,849	PLN	6,103	USD	—	—
State Street Bank and Trust	7/3/2018	19,156	SEK	2,158	USD	—	(17)
State Street Bank and Trust	7/3/2018	708,015	SEK	79,142	USD	1	—
State Street Bank and Trust	7/3/2018	500	TRY	2,427	CZK	—	—
State Street Bank and Trust	7/3/2018	872	TRY	186	USD	4	—
State Street Bank and Trust	7/3/2018	31,326	TRY	6,835	USD	—	—
State Street Bank and Trust	7/3/2018	175,507	USD	231,917	AUD	4,156	—
State Street Bank and Trust	7/3/2018	19,773	USD	26,700	AUD	45	—
State Street Bank and Trust	7/3/2018	16,191	USD	15,875	CHF	203	—
State Street Bank and Trust	7/3/2018	5,782	USD	127,673	CZK	52	—
State Street Bank and Trust	7/3/2018	14,702	USD	93,539	DKK	44	—
State Street Bank and Trust	7/3/2018	246,267	USD	210,494	EUR	504	—
State Street Bank and Trust	7/3/2018	241,370	USD	181,123	GBP	2,242	—
State Street Bank and Trust	7/3/2018	11,357	USD	8,600	GBP	3	—
State Street Bank and Trust	7/3/2018	2,393	USD	654,038	HUF	73	—
State Street Bank and Trust	7/3/2018	341	USD	96,200	HUF	—	—
State Street Bank and Trust	7/3/2018	44,270	USD	157,593	ILS	1,218	—
State Street Bank and Trust	7/3/2018	5,794	USD	21,200	ILS	2	—
State Street Bank and Trust	7/3/2018	13,592	USD	273,407	MXN	—	(318)
State Street Bank and Trust	7/3/2018	47,874	USD	391,279	NOK	—	(133)
State Street Bank and Trust	7/3/2018	61,433	USD	87,558	NZD	2,152	—
State Street Bank and Trust	7/3/2018	10,239	USD	15,100	NZD	15	—
State Street Bank and Trust	7/3/2018	6,138	USD	22,697	PLN	76	—
State Street Bank and Trust	7/3/2018	79,595	USD	701,302	SEK	1,202	—
State Street Bank and Trust	7/3/2018	5,674	USD	50,800	SEK	—	(4)
State Street Bank and Trust	7/3/2018	6,874	USD	31,590	TRY	—	(19)
State Street Bank and Trust	7/5/2018	61,640	BRL	16,002	USD	15	—
State Street Bank and Trust	7/5/2018	2,893	CAD	2,175	USD	24	—
State Street Bank and Trust	7/5/2018	104,923	CAD	79,767	USD	—	(2)
State Street Bank and Trust	7/5/2018	25,528	HKD	3,253	USD	1	—
State Street Bank and Trust	7/5/2018	935,736	HKD	119,273	USD	—	(2)
State Street Bank and Trust	7/5/2018	1,561,075	JPY	14,243	USD	—	(148)
State Street Bank and Trust	7/5/2018	57,840,280	JPY	522,266	USD	—	(9)
State Street Bank and Trust	7/5/2018	1,503	SGD	1,103	USD	—	(1)
State Street Bank and Trust	7/5/2018	55,146	SGD	40,447	USD	—	(1)
State Street Bank and Trust	7/5/2018	16,468	USD	61,640	BRL	450	—
State Street Bank and Trust	7/5/2018	80,224	USD	103,968	CAD	1,185	—
State Street Bank and Trust	7/5/2018	11,149	USD	7,038,842	CLP	337	—
State Street Bank and Trust	7/5/2018	119,956	USD	940,139	HKD	124	—
State Street Bank and Trust	7/5/2018	525,257	USD	56,941,955	JPY	11,111	—
State Street Bank and Trust	7/5/2018	40,679	USD	54,375	SGD	799	—
State Street Bank and Trust	7/5/2018	26,864	USD	341,635	ZAR	1,945	—
State Street Bank and Trust	7/5/2018	9,904	ZAR	728	USD	—	(6)
State Street Bank and Trust	7/5/2018	366,187	ZAR	26,711	USD	—	(1)
State Street Bank and Trust	8/2/2018	175,839	USD	237,974	AUD	—	(6)
State Street Bank and Trust	8/2/2018	79,138	USD	104,049	CAD	1	—
State Street Bank and Trust	8/2/2018	5,627	USD	125,226	CZK	—	(1)
State Street Bank and Trust	8/2/2018	14,612	USD	93,037	DKK	—	(1)
State Street Bank and Trust	8/2/2018	246,760	USD	210,889	EUR	2	—
State Street Bank and Trust	8/2/2018	231,898	USD	175,407	GBP	3	—
State Street Bank and Trust	8/2/2018	112,016	USD	878,479	HKD	—	(2)
State Street Bank and Trust	8/2/2018	2,255	USD	634,573	HUF	—	—
State Street Bank and Trust	8/2/2018	42,708	USD	156,044	ILS	—	(10)

See Notes to Financial Statements.

94	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	8/2/2018	14,031	USD	277,100	MXN	$—	$—
State Street Bank and Trust	8/2/2018	46,487	USD	378,432	NOK	1	—
State Street Bank and Trust	8/2/2018	60,972	USD	90,056	NZD	—	(1)
State Street Bank and Trust	8/2/2018	4,756	USD	17,799	PLN	—	—
State Street Bank and Trust	8/2/2018	75,909	USD	677,593	SEK	—	(1)
State Street Bank and Trust	8/2/2018	6,899	USD	32,024	TRY	—	(1)
State Street Bank and Trust	8/3/2018	14,739	USD	57,007	BRL	—	(23)
State Street Bank and Trust	8/3/2018	15,571	USD	15,421	CHF	—	—
State Street Bank and Trust	8/3/2018	524,873	USD	58,017,414	JPY	7	—
State Street Bank and Trust	8/3/2018	38,918	USD	53,031	SGD	2	—
State Street Bank and Trust	8/3/2018	23,515	USD	323,574	ZAR	—	—
UBS AG	7/3/2018	236,193	AUD	174,508	USD	4	—
UBS AG	7/3/2018	15,985	CHF	16,099	USD	—	—
UBS AG	7/3/2018	128,117	CZK	5,750	USD	—	—
UBS AG	7/3/2018	93,287	DKK	14,618	USD	—	—
UBS AG	7/3/2018	209,721	EUR	244,864	USD	—	(5)
UBS AG	7/3/2018	181,784	GBP	239,995	USD	5	—
UBS AG	7/3/2018	670,612	HUF	2,379	USD	—	—
UBS AG	7/3/2018	161,133	ILS	44,018	USD	1	—
UBS AG	7/3/2018	265,633	MXN	13,514	USD	—	—
UBS AG	7/3/2018	387,968	NOK	47,602	USD	—	(1)
UBS AG	7/3/2018	90,221	NZD	61,083	USD	1	—
UBS AG	7/3/2018	22,849	PLN	6,103	USD	—	—
UBS AG	7/3/2018	707,990	SEK	79,142	USD	—	(2)
UBS AG	7/3/2018	31,323	TRY	6,835	USD	—	—
UBS AG	7/5/2018	61,640	BRL	16,010	USD	7	—
UBS AG	7/5/2018	104,923	CAD	79,767	USD	—	(2)
UBS AG	7/5/2018	935,769	HKD	119,273	USD	2	—
UBS AG	7/5/2018	57,839,967	JPY	522,266	USD	—	(12)
UBS AG	7/5/2018	55,147	SGD	40,447	USD	—	—
UBS AG	7/5/2018	366,185	ZAR	26,711	USD	—	(1)
UBS AG	8/2/2018	175,839	USD	237,979	AUD	—	(10)
UBS AG	8/2/2018	79,138	USD	104,050	CAD	—	—
UBS AG	8/2/2018	5,627	USD	125,226	CZK	—	(1)
UBS AG	8/2/2018	14,612	USD	93,041	DKK	—	(1)
UBS AG	8/2/2018	246,760	USD	210,892	EUR	—	(2)
UBS AG	8/2/2018	231,898	USD	175,415	GBP	—	(8)
UBS AG	8/2/2018	112,016	USD	878,537	HKD	—	(10)
UBS AG	8/2/2018	2,255	USD	634,566	HUF	—	—
UBS AG	8/2/2018	42,708	USD	156,019	ILS	—	(4)
UBS AG	8/2/2018	14,031	USD	277,118	MXN	—	(1)
UBS AG	8/2/2018	46,487	USD	378,435	NOK	—	—
UBS AG	8/2/2018	60,972	USD	90,056	NZD	—	(1)
UBS AG	8/2/2018	4,756	USD	17,799	PLN	—	—
UBS AG	8/2/2018	75,909	USD	677,596	SEK	—	(1)
UBS AG	8/2/2018	6,899	USD	32,026	TRY	—	(1)
UBS AG	8/3/2018	14,762	USD	57,007	BRL	—	(1)
UBS AG	8/3/2018	15,571	USD	15,421	CHF	—	—
UBS AG	8/3/2018	524,873	USD	58,018,201	JPY	—	—
UBS AG	8/3/2018	38,918	USD	53,034	SGD	—	—
UBS AG	8/3/2018	23,515	USD	323,571	ZAR	—	—
						$157,505	$(4,982)

See Notes to Financial Statements.

WisdomTree Trust	95

Schedule of Investments (concluded)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

June 30, 2018

CURRENCY LEGEND

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

CLP – Chilean peso

CZK – Czech koruna

DKK – Danish krone

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

HUF – Hungary forint

IDR – Indonesian rupiah

ILS – Israeli New shekel

INR – Indian rupee

JPY – Japanese yen

KRW – South Korean won

MXN – Mexican peso

MYR – Malaysian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PHP – Philippine peso

PLN – Polish zloty

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish New lira

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

96	WisdomTree Trust

Schedule of Investments

WisdomTree Global SmallCap Dividend Fund (GSD)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.1%
Australia – 4.6%
Altium Ltd.	1,708	$28,407
ARB Corp., Ltd.	1,239	20,899
Bapcor Ltd.	6,102	29,530
Beach Energy Ltd.	30,496	39,544
Blackmores Ltd.(a)	232	24,426
Breville Group Ltd.	2,739	23,516
Brickworks Ltd.	4,312	49,828
Cleanaway Waste Management Ltd.	17,385	21,708
Corporate Travel Management Ltd.	1,071	21,603
Costa Group Holdings Ltd.	4,149	25,290
CSR Ltd.	18,385	62,350
Event Hospitality and Entertainment Ltd.	1,589	15,720
Fairfax Media Ltd.	63,974	35,450
Genworth Mortgage Insurance Australia Ltd.(a)	12,365	23,479
GrainCorp Ltd. Class A	5,216	29,598
IDP Education Ltd.	3,815	29,625
Inghams Group Ltd.(a)	7,827	22,091
IRESS Ltd.	4,290	38,163
Metcash Ltd.	11,512	22,200
Monadelphous Group Ltd.	2,001	22,265
MYOB Group Ltd.	13,405	28,623
Navitas Ltd.	5,922	19,427
New Hope Corp., Ltd.	10,567	23,344
NIB Holdings Ltd.	4,414	18,687
Nufarm Ltd.	3,808	24,928
OZ Minerals Ltd.	5,990	41,690
Pact Group Holdings Ltd.	7,091	27,611
Perpetual Ltd.	796	24,466
Premier Investments Ltd.	2,188	27,288
Primary Health Care Ltd.	6,683	17,233
Regis Resources Ltd.	12,625	47,759
Reliance Worldwide Corp., Ltd.	6,541	25,904
St Barbara Ltd.	7,912	28,235
Super Retail Group Ltd.	5,474	32,760
Technology One Ltd.	4,994	15,682
Vocus Group Ltd.*	24,046	41,040

Total Australia		1,030,369
Austria – 0.1%
S IMMO AG	849	16,574
Belgium – 0.2%
Econocom Group S.A./N.V.	3,032	16,716
Euronav N.V.	3,675	33,747

Total Belgium		50,463
Brazil – 0.3%
Cia de Saneamento de Minas Gerais-COPASA	867	9,244
Ez Tec Empreendimentos e Participacoes S.A.	4,053	16,992
MRV Engenharia e Participacoes S.A.	7,732	24,196
TOTVS S.A.	2,586	18,282

Total Brazil		68,714
Canada – 2.2%
Boralex, Inc. Class A	818	13,096
CES Energy Solutions Corp.	2,250	7,680
Cineplex, Inc.	1,986	44,054
EnerCare, Inc.	2,606	35,620
Enerflex Ltd.	1,051	11,297
Enghouse Systems Ltd.	200	11,672
Hudson’s Bay Co.(a)	1,518	13,525
Innergex Renewable Energy, Inc.	2,336	24,524
Laurentian Bank of Canada	547	18,654
Mullen Group Ltd.	2,094	24,658
North West Co., Inc. (The)(a)	1,660	37,000
OceanaGold Corp.	3,887	10,785
Pason Systems, Inc.	1,254	20,515
Russel Metals, Inc.	2,196	44,857
Secure Energy Services, Inc.	2,621	14,465
ShawCor Ltd.	1,051	20,390
Sleep Country Canada Holdings, Inc.(b)	467	11,563
Superior Plus Corp.	4,080	39,421
TransAlta Corp.	8,093	40,605
Transcontinental, Inc. Class A	1,051	24,392
Westshore Terminals Investment Corp.(a)	1,733	31,394

Total Canada		500,167
Chile – 0.3%
Inversiones Aguas Metropolitanas S.A.	10,573	16,158
Ripley Corp. S.A.	23,218	22,051
Vina Concha y Toro S.A.	13,387	27,494

Total Chile		65,703
China – 2.2%
BAIC Motor Corp., Ltd. Class H*(b)	24,000	22,943
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	12,000	24,595
China Communications Services Corp., Ltd. Class H	40,000	25,340
China National Building Material Co., Ltd. Class H	30,000	29,711
China SCE Property Holdings Ltd.	27,000	12,802
China Travel International Investment Hong Kong Ltd.	64,000	24,962
Chongqing Rural Commercial Bank Co., Ltd. Class H	29,000	17,262
Fufeng Group Ltd.(a)	21,000	9,449
Fuyao Glass Industry Group Co., Ltd. Class H(b)	7,600	25,671
Golden Eagle Retail Group Ltd.	12,000	14,439
Huabao International Holdings Ltd.	21,000	13,437
Huaneng Renewables Corp., Ltd. Class H	50,000	16,634
Jiangsu Expressway Co., Ltd. Class H	28,000	33,370
Luye Pharma Group Ltd.(a)	21,500	22,061
Red Star Macalline Group Corp., Ltd. Class H(b)	14,400	19,419
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	20,000	14,148
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	8,100	22,352
Shougang Fushan Resources Group Ltd.	126,000	30,033
Tianneng Power International Ltd.	14,000	21,806
Times China Holdings Ltd.	10,000	14,837
Yanzhou Coal Mining Co., Ltd. Class H	14,000	18,309
Yuexiu Transport Infrastructure Ltd.(a)	26,000	18,956
Zhejiang Expressway Co., Ltd. Class H	28,000	24,983

See Notes to Financial Statements.

WisdomTree Trust	97

Schedule of Investments (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

June 30, 2018

Investments	Shares	Value
Zijin Mining Group Co., Ltd. Class H	68,000	$26,002

Total China		503,521
Czech Republic – 0.1%
Moneta Money Bank AS(b)	8,042	27,538
Denmark – 0.4%
Alm Brand A/S	2,308	22,677
Scandinavian Tobacco Group A/S Class A(b)	2,764	41,732
Spar Nord Bank A/S	2,125	22,743

Total Denmark		87,152
Finland – 0.4%
Finnair Oyj	756	8,178
Ramirent Oyj	3,428	36,421
Sanoma Oyj	2,368	24,026
Uponor Oyj	1,515	24,322

Total Finland		92,947
France – 0.4%
Coface S.A.	1,583	17,595
IPSOS	741	25,332
Neopost S.A.	1,941	52,168

Total France		95,095
Germany – 1.2%
BayWa AG	593	20,078
Bilfinger SE	850	43,230
ElringKlinger AG	1,811	23,238
Indus Holding AG	561	34,977
Jenoptik AG	293	11,487
Kloeckner & Co. SE	1,469	15,488
Pfeiffer Vacuum Technology AG	206	33,889
Takkt AG	1,065	19,472
TLG Immobilien AG	1,383	36,880
VTG AG	356	20,200
Washtec AG	223	19,710

Total Germany		278,649
Hong Kong – 0.7%
China Water Affairs Group Ltd.	10,000	10,439
CP Pokphand Co., Ltd.	296,000	26,788
Hong Kong Aircraft Engineering Co., Ltd.	3,200	27,858
Kowloon Development Co., Ltd.	36,000	40,564
Stella International Holdings Ltd.	16,500	20,442
Television Broadcasts Ltd.	12,500	39,593

Total Hong Kong		165,684
Hungary – 0.1%
Magyar Telekom Telecommunications PLC	10,738	15,313
Indonesia – 0.3%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	78,400	11,434
Indo Tambangraya Megah Tbk PT	14,600	22,797
Japfa Comfeed Indonesia Tbk PT	139,100	15,580
Media Nusantara Citra Tbk PT	151,700	9,739

Total Indonesia		59,550
Ireland – 0.4%
C&C Group PLC	11,153	42,190
Greencore Group PLC	10,084	24,750
Irish Continental Group PLC	2,251	13,272

Total Ireland		80,212
Israel – 1.1%
Amot Investments Ltd.	6,774	33,865
First International Bank of Israel Ltd.	1,454	30,327
Gazit-Globe Ltd.	3,904	35,941
Harel Insurance Investments & Financial Services Ltd.	6,370	47,698
Oil Refineries Ltd.	100,084	42,023
Shapir Engineering and Industry Ltd.	8,810	25,632
Shufersal Ltd.	4,518	27,672

Total Israel		243,158
Italy – 1.0%
Banca Popolare di Sondrio SCPA	5,779	23,265
CIR-Compagnie Industriali Riunite SpA	14,622	17,891
Ei Towers SpA	450	24,878
Maire Tecnimont SpA(a)	3,796	17,063
MARR SpA	1,789	47,164
OVS SpA*(b)	3,505	11,442
Piaggio & C. SpA	4,419	11,113
RAI Way SpA(b)	5,677	26,579
Salini Impregilo SpA(a)	4,730	12,326
Societa Cattolica di Assicurazioni SC	1,878	15,667
Technogym SpA(b)	1,077	12,763

Total Italy		220,151
Japan – 13.6%
ADEKA Corp.	2,100	33,690
Alpine Electronics, Inc.	900	18,574
Amano Corp.	1,400	33,090
Anritsu Corp.	1,800	24,717
AOKI Holdings, Inc.	2,500	36,474
Aoyama Trading Co., Ltd.	1,600	53,447
Arcs Co., Ltd.	900	24,538
ASKUL Corp.(a)	700	22,688
Autobacs Seven Co., Ltd.	2,000	35,462
Benefit One, Inc.	700	19,781
Capcom Co., Ltd.	1,600	39,435
Ci:z Holdings Co., Ltd.	500	23,789
Cocokara fine, Inc.	400	24,593
COLOPL, Inc.(a)	1,400	9,480
Cosmo Energy Holdings Co., Ltd.	1,100	38,631
D.A. Consortium Holdings, Inc.	300	8,369
Daikyo, Inc.	900	19,704
Daikyonishikawa Corp.	800	11,722
Daio Paper Corp.(a)	1,300	18,098
Daishi Bank Ltd. (The)	400	15,908
DCM Holdings Co., Ltd.	3,000	28,114
Dip Corp.	700	17,992
Doutor Nichires Holdings Co., Ltd.	700	13,903
Exedy Corp.	1,400	43,353
Fancl Corp.	900	45,095

See Notes to Financial Statements.

98	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

June 30, 2018

Investments	Shares	Value
Fujitec Co., Ltd.	1,200	$14,788
Fukuyama Transporting Co., Ltd.	600	30,660
Hanwa Co., Ltd.	800	30,515
Hazama Ando Corp.	3,400	30,941
Heiwa Corp.	2,800	67,595
Heiwado Co., Ltd.	700	17,442
Hogy Medical Co., Ltd.	400	17,912
Hokuetsu Kishu Paper Co., Ltd.	2,900	14,924
Hyakugo Bank Ltd. (The)	3,700	14,531
Inaba Denki Sangyo Co., Ltd.	500	20,449
Itochu Enex Co., Ltd.	1,800	17,567
Iwatani Corp.	600	20,909
Japan Aviation Electronics Industry Ltd.	1,000	15,754
Juroku Bank Ltd. (The)	700	18,491
Kanematsu Corp.	1,500	21,681
Keihin Corp.	1,100	22,315
Keiyo Bank Ltd. (The)	4,000	17,153
Kintetsu World Express, Inc.	900	18,583
Komeri Co., Ltd.	600	15,232
Kumagai Gumi Co., Ltd.	700	24,584
KYB Corp.	400	18,201
Kyoritsu Maintenance Co., Ltd.	600	32,935
Leopalace21 Corp.	2,900	15,892
Life Corp.	600	14,913
Makino Milling Machine Co., Ltd.	2,000	15,564
Maruha Nichiro Corp.	500	20,110
Matsui Securities Co., Ltd.	3,900	37,287
Megmilk Snow Brand Co., Ltd.	600	16,007
Meitec Corp.	700	33,621
Mitsubishi Shokuhin Co., Ltd.	600	16,012
Mochida Pharmaceutical Co., Ltd.	600	43,714
Nachi-Fujikoshi Corp.	200	8,947
NEC Networks & System Integration Corp.	900	20,256
Nichias Corp.	2,000	25,062
Nichiha Corp.	400	15,131
Nihon Kohden Corp.	700	19,496
Nihon Unisys Ltd.	1,800	45,242
Nikkon Holdings Co., Ltd.	1,400	36,768
Nippon Flour Mills Co., Ltd.	3,500	60,859
Nippon Light Metal Holdings Co., Ltd.	12,300	27,650
Nippon Steel & Sumikin Bussan Corp.	900	44,689
Nippon Suisan Kaisha Ltd.	2,700	13,309
Nishi-Nippon Financial Holdings, Inc.	1,800	21,045
Nishi-Nippon Railroad Co., Ltd.	700	19,054
Nishimatsu Construction Co., Ltd.	1,300	37,322
Nissan Shatai Co., Ltd.	1,800	16,397
Nisshin Steel Co., Ltd.	2,100	28,988
Nissin Electric Co., Ltd.	2,100	19,357
Nissin Kogyo Co., Ltd.	900	15,918
Noevir Holdings Co., Ltd.	800	57,708
Obara Group, Inc.	300	17,117
Okamura Corp.	1,500	22,074
Okasan Securities Group, Inc.(a)	4,500	22,141
OKUMA Corp.	400	21,162
Okumura Corp.	1,200	39,164
Onward Holdings Co., Ltd.	4,700	36,067
Paramount Bed Holdings Co., Ltd.	400	17,153
Parco Co., Ltd.	1,500	16,345
Penta-Ocean Construction Co., Ltd.	3,400	22,776
Resorttrust, Inc.	1,900	33,621
Round One Corp.	800	12,589
Ryosan Co., Ltd.	700	25,658
Seiren Co., Ltd.	800	12,466
Senko Group Holdings Co., Ltd.	3,400	26,889
Ship Healthcare Holdings, Inc.	500	18,869
SKY Perfect JSAT Holdings, Inc.	11,300	53,865
Starts Corp., Inc.	800	19,508
Sumitomo Bakelite Co., Ltd.	2,000	19,284
Sumitomo Osaka Cement Co., Ltd.	7,000	32,799
T-Gaia Corp.	1,800	45,989
Tadano Ltd.	1,900	23,346
Taiyo Holdings Co., Ltd.	500	20,539
Taiyo Yuden Co., Ltd.	1,100	30,736
Takara Holdings, Inc.	2,100	27,756
Takasago Thermal Engineering Co., Ltd.	1,200	22,296
TechnoPro Holdings, Inc.	500	30,741
Toagosei Co., Ltd.	1,300	15,023
Toho Holdings Co., Ltd.(a)	900	21,963
TOKAI Holdings Corp.	3,500	33,874
Tokai Rika Co., Ltd.	1,800	34,191
Tokai Tokyo Financial Holdings, Inc.	4,400	28,124
Tokyo Ohka Kogyo Co., Ltd.	500	19,298
Tokyo Seimitsu Co., Ltd.	700	23,162
Topcon Corp.	700	12,007
Toppan Forms Co., Ltd.	1,900	19,229
Topre Corp.	600	15,108
Toshiba Plant Systems & Services Corp.	1,200	27,453
Toyo Ink SC Holdings Co., Ltd.	1,000	26,091
Toyobo Co., Ltd.	900	14,975
TPR Co., Ltd.	500	11,651
Trusco Nakayama Corp.	600	14,989
Tsubakimoto Chain Co.	4,000	31,779
Unipres Corp.	600	11,760
United Arrows Ltd.	500	18,688
United Super Markets Holdings, Inc.	1,900	24,581
Ushio, Inc.	1,500	19,081
Valor Holdings Co., Ltd.	1,100	25,095
Yoshinoya Holdings Co., Ltd.	1,400	27,920

Total Japan		3,057,119
Malaysia – 0.5%
Alliance Bank Malaysia Bhd	16,400	16,402
Malakoff Corp. Bhd	107,100	21,873
QL Resources Bhd	23,400	34,757
Top Glove Corp. Bhd	9,500	28,551

Total Malaysia		101,583
Mexico – 0.4%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	6,658	35,082

See Notes to Financial Statements.

WisdomTree Trust	99

Schedule of Investments (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

June 30, 2018

Investments	Shares	Value
Macquarie Mexico Real Estate Management S.A. de C.V.*	19,272	$19,306
Megacable Holdings S.A.B. de C.V. Series CPO	4,205	17,506
Regional S.A.B. de C.V.	2,371	12,864

Total Mexico		84,758
Netherlands – 1.2%
Arcadis N.V.	1,672	30,180
Corbion N.V.	1,299	41,404
Flow Traders(b)	612	23,809
ForFarmers N.V.	1,022	13,293
Intertrust N.V.(b)	2,421	43,021
Koninklijke BAM Groep N.V.(a)	3,623	15,245
PostNL N.V.	15,561	58,411
Rhi Magnesita N.V.(a)	540	32,438
Van Lanschot Kempen N.V.	558	15,766

Total Netherlands		273,567
New Zealand – 1.6%
Chorus Ltd.	17,176	48,609
EBOS Group Ltd.	3,102	37,699
Genesis Energy Ltd.	55,502	91,689
Infratil Ltd.	19,825	45,368
Kiwi Property Group Ltd.	35,225	32,077
Mainfreight Ltd.	732	13,778
SKYCITY Entertainment Group Ltd.	25,242	69,044
Trade Me Group Ltd.	9,040	28,522

Total New Zealand		366,786
Norway – 1.2%
Atea ASA*	3,738	53,843
Borregaard ASA	2,251	24,304
Grieg Seafood ASA	3,241	34,158
Kongsberg Gruppen ASA	2,189	46,517
Ocean Yield ASA	5,244	45,746
Veidekke ASA	4,114	41,340
XXL ASA(b)	2,434	19,710

Total Norway		265,618
Philippines – 0.1%
D&L Industries, Inc.	67,300	12,812
Poland – 0.1%
Asseco Poland S.A.	2,014	21,539
Portugal – 0.9%
Altri, SGPS, S.A.	6,171	62,323
Corticeira Amorim, SGPS, S.A.	1,525	19,977
REN – Redes Energeticas Nacionais, SGPS, S.A.	17,926	50,231
Semapa-Sociedade de Investimento e Gestao	2,350	62,969

Total Portugal		195,500
Singapore – 1.2%
Bukit Sembawang Estates Ltd.(a)	4,200	17,804
GuocoLand Ltd.	16,100	23,970
Ho Bee Land Ltd.	8,500	14,775
IGG, Inc.(a)	21,000	26,874
Keppel Infrastructure Trust	133,500	50,913
M1 Ltd.	36,600	42,948
OUE Ltd.	12,100	13,844
Raffles Medical Group Ltd.	28,800	21,333
United Engineers Ltd.	16,100	33,180
Wheelock Properties Singapore Ltd.	13,500	16,139

Total Singapore		261,780
South Africa – 0.6%
African Rainbow Minerals Ltd.	2,387	19,000
Barloworld Ltd.	2,950	27,916
Coronation Fund Managers Ltd.	5,708	24,283
Hyprop Investments Ltd.	4,097	30,591
Pioneer Foods Group Ltd.	2,069	16,893
Tsogo Sun Holdings Ltd.	18,077	27,037

Total South Africa		145,720
South Korea – 0.8%
Cheil Worldwide, Inc.	1,211	22,438
Grand Korea Leisure Co., Ltd.	978	22,860
Hite Jinro Co., Ltd.	479	8,445
Hyundai Department Store Co., Ltd.	333	34,510
Hyundai Wia Corp.	266	9,726
KEPCO Plant Service & Engineering Co., Ltd.	142	4,542
LOTTE Himart Co., Ltd.	353	24,959
LS Industrial Systems Co., Ltd.	554	35,044
SKC Co., Ltd.	364	14,093

Total South Korea		176,617
Spain – 1.0%
Almirall S.A.	2,652	35,546
Construcciones y Auxiliar de Ferrocarriles S.A.	343	16,459
Ence Energia y Celulosa S.A.	4,588	40,711
Euskaltel S.A.(b)	4,604	41,740
Parques Reunidos Servicios Centrales SAU(b)	1,378	22,042
Tecnicas Reunidas S.A.(a)	1,967	63,363

Total Spain		219,861
Sweden – 1.9%
AddTech AB Class B	1,292	28,625
AF AB Class B	738	16,895
Ahlstrom-Munksjo Oyj	1,601	28,936
Attendo AB(b)	1,240	10,978
Betsson AB*	5,046	30,673
Bilia AB Class A	3,051	23,856
Bonava AB Class B	1,988	23,356
Bravida Holding AB(b)	2,357	18,746
Fagerhult AB	1,267	10,863
Hemfosa Fastigheter AB	2,928	34,301
Kungsleden AB	3,373	23,301
Mycronic AB(a)	1,817	20,351
Nobia AB	4,336	33,419
Nolato AB Class B	296	23,922
Paradox Interactive AB	809	16,820
Ratos AB Class B	3,620	12,123
Resurs Holding AB(b)	2,600	16,740
Scandic Hotels Group AB(b)	1,838	15,871

See Notes to Financial Statements.

100	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

June 30, 2018

Investments	Shares	Value
Wihlborgs Fastigheter AB	2,724	$31,558

Total Sweden		421,334
Switzerland – 0.6%
ALSO Holding AG Registered Shares*	111	13,258
Bobst Group S.A. Registered Shares	172	17,599
Bossard Holding AG Registered Shares Class A	54	10,023
Huber + Suhner AG Registered Shares	326	19,863
Implenia AG Registered Shares	213	16,217
Oriflame Holding AG	1,574	50,813
u-blox Holding AG*	91	18,045

Total Switzerland		145,818
Taiwan – 3.1%
Accton Technology Corp.	8,000	23,143
Acer, Inc.*	43,000	35,118
Chicony Electronics Co., Ltd.	14,230	32,065
Chroma ATE, Inc.	4,000	21,516
CTCI Corp.	12,000	19,207
Giant Manufacturing Co., Ltd.	6,000	25,387
HannStar Display Corp.	62,000	18,526
Hota Industrial Manufacturing Co., Ltd.	2,000	9,709
Kenda Rubber Industrial Co., Ltd.	14,000	15,429
King Yuan Electronics Co., Ltd.	28,000	25,485
King’s Town Bank	25,000	26,813
LCY Chemical Corp.	16,000	24,744
Long Chen Paper Co., Ltd.	9,000	7,675
Micro-Star International Co., Ltd.	18,000	55,614
Primax Electronics Ltd.*	8,000	16,216
Qisda Corp.	43,000	30,323
Radiant Opto-Electronics Corp.	14,000	28,010
Realtek Semiconductor Corp.	14,000	50,970
Synnex Technology International Corp.	45,700	68,951
Taiwan Secom Co., Ltd.	14,000	41,143
Teco Electric and Machinery Co., Ltd.	28,000	21,031
Tong Yang Industry Co., Ltd.	7,000	10,779
Transcend Information, Inc.	9,000	24,973
Tripod Technology Corp.	7,000	19,240
Walsin Lihwa Corp.	60,000	40,737
Wan Hai Lines Ltd.	26,000	14,412

Total Taiwan		707,216
Thailand – 0.5%
Bangchak Corp. PCL NVDR	34,200	33,034
BCPG PCL NVDR	8,700	4,149
Beauty Community PCL NVDR	15,000	5,524
Hana Microelectronics PCL	10,400	10,359
Hana Microelectronics PCL NVDR	15,300	15,240
Jasmine International PCL NVDR	109,700	14,304
Kiatnakin Bank PCL NVDR	9,100	18,609
TTW PCL NVDR	62,400	22,037

Total Thailand		123,256
Turkey – 0.2%
Soda Sanayii AS	14,266	19,307
TAV Havalimanlari Holding AS	5,410	26,500

Total Turkey		45,807
United Kingdom – 6.0%
AA PLC	14,091	23,096
Ascential PLC	5,140	30,714
Big Yellow Group PLC	2,674	33,662
Bovis Homes Group PLC	3,351	50,679
Card Factory PLC	17,305	45,009
Coats Group PLC	7,685	7,884
Computacenter PLC	2,763	52,748
Cranswick PLC	520	23,177
Crest Nicholson Holdings PLC	8,739	44,974
Dairy Crest Group PLC	3,691	23,927
Dignity PLC	726	9,643
Diploma PLC	1,313	22,726
Drax Group PLC	7,257	31,407
Dunelm Group PLC	4,964	33,096
Elementis PLC	14,916	49,784
Essentra PLC	6,459	40,966
esure Group PLC	7,066	20,281
FDM Group Holdings PLC	1,508	19,491
Fidessa Group PLC	516	26,330
Galliford Try PLC	3,796	43,777
Genus PLC	741	25,788
Go-Ahead Group PLC (The)	1,720	36,061
Greggs PLC	1,671	21,962
Hill & Smith Holdings PLC	1,300	25,384
Ibstock PLC(b)	8,976	35,457
J D Wetherspoon PLC	1,747	29,062
James Halstead PLC(a)	3,294	17,483
John Laing Group PLC(b)	6,909	25,139
Just Group PLC	10,022	17,863
Marshalls PLC	3,735	20,119
McCarthy & Stone PLC(b)	14,823	19,198
Millennium & Copthorne Hotels PLC	2,259	15,807
Morgan Advanced Materials PLC	7,740	33,374
OneSavings Bank PLC	2,585	14,013
Pets at Home Group PLC(a)	14,061	24,040
Polypipe Group PLC	3,908	19,864
PZ Cussons PLC	6,440	19,164
QinetiQ Group PLC	12,389	44,114
Renewi PLC	16,013	16,490
Safestore Holdings PLC	3,803	27,590
Savills PLC	1,933	22,203
Senior PLC	6,516	26,135
SIG PLC	6,854	12,641
Spire Healthcare Group PLC(b)	6,614	21,883
Stagecoach Group PLC	9,400	17,573
Superdry PLC	1,381	20,457
TBC Bank Group PLC	612	14,108
Ted Baker PLC	646	18,371
Telecom Plus PLC	1,305	19,400
Ultra Electronics Holdings PLC	1,506	32,807
Virgin Money Holdings UK PLC	3,870	18,746

Total United Kingdom		1,345,667

See Notes to Financial Statements.

WisdomTree Trust	101

Schedule of Investments (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

June 30, 2018

Investments	Shares	Value
United States – 47.6%
1st Source Corp.	499	$26,662
AAON, Inc.	1,177	39,135
AAR Corp.	820	38,122
Acushnet Holdings Corp.	4,013	98,158
ADTRAN, Inc.	1,988	29,522
Agree Realty Corp.	1,677	88,495
Alamo Group, Inc.	148	13,373
Albany International Corp. Class A	920	55,338
Altra Industrial Motion Corp.	979	42,195
American Assets Trust, Inc.	2,043	78,226
American States Water Co.	1,619	92,542
Ameris Bancorp	465	24,808
AMERISAFE, Inc.	1,756	101,409
Apogee Enterprises, Inc.	918	44,220
Arch Coal, Inc. Class A	614	48,156
Artisan Partners Asset Management, Inc. Class A	4,760	143,514
Atrion Corp.	33	19,780
AZZ, Inc.	368	15,990
Badger Meter, Inc.	760	33,972
BancFirst Corp.	663	39,250
Beneficial Bancorp, Inc.	1,732	28,058
Berkshire Hills Bancorp, Inc.	1,087	44,132
Bloomin’ Brands, Inc.	4,847	97,425
Boston Private Financial Holdings, Inc.	3,221	51,214
Brady Corp. Class A	2,587	99,729
Brinker International, Inc.	5,597	266,417
Brookline Bancorp, Inc.	2,474	46,016
Calavo Growers, Inc.(a)	585	56,248
Caleres, Inc.	1,301	44,741
California Water Service Group	2,161	84,171
Callaway Golf Co.	1,064	20,184
CareTrust REIT, Inc.	3,985	66,510
CBL & Associates Properties, Inc.(a)	27,711	154,350
CenterState Bank Corp.	661	19,711
Cheesecake Factory, Inc. (The)(a)	3,089	170,080
Chesapeake Lodging Trust	5,013	158,611
Chesapeake Utilities Corp.	602	48,130
Chico’s FAS, Inc.	14,926	121,498
City Holding Co.	535	40,248
Coca-Cola Bottling Co. Consolidated	96	12,972
Cohen & Steers, Inc.	2,331	97,226
Comfort Systems USA, Inc.	909	41,632
CONMED Corp.	1,080	79,056
Consolidated Communications Holdings, Inc.	11,344	140,212
Cooper Tire & Rubber Co.	1,605	42,211
Covanta Holding Corp.	20,374	336,171
CSG Systems International, Inc.	926	37,846
Cubic Corp.	404	25,937
Dillard’s, Inc. Class A(a)	478	45,171
DSW, Inc. Class A	7,018	181,205
Emerald Expositions Events, Inc.	1,418	29,211
Employers Holdings, Inc.	491	19,738
EnPro Industries, Inc.	609	42,600
Ensign Group, Inc. (The)	764	27,366
ESCO Technologies, Inc.	477	27,523
Exponent, Inc.	1,374	66,364
FBL Financial Group, Inc. Class A	1,402	110,407
Federal Signal Corp.	1,956	45,555
First Busey Corp.	1,215	38,540
First Commonwealth Financial Corp.	3,084	47,833
First Financial Bancorp	2,232	68,411
First Interstate BancSystem, Inc. Class A	930	39,246
Forward Air Corp.	843	49,804
Four Corners Property Trust, Inc.	3,437	84,653
Franklin Street Properties Corp.	2,641	22,607
Getty Realty Corp.	2,151	60,594
Global Net Lease, Inc.	3,983	81,373
Government Properties Income Trust	6,198	98,238
Greenbrier Cos., Inc. (The)	1,250	65,937
Greif, Inc. Class A	1,872	99,010
Group 1 Automotive, Inc.	815	51,345
Guess?, Inc.	11,469	245,437
Heartland Financial USA, Inc.	396	21,721
HFF, Inc. Class A	1,995	68,528
HNI Corp.	2,898	107,806
Horace Mann Educators Corp.	1,501	66,945
Independent Bank Group, Inc.	272	18,170
Innospec, Inc.	785	60,092
Insperity, Inc.	1,481	141,065
Inter Parfums, Inc.	1,250	66,875
Interface, Inc.	1,984	45,533
Kadant, Inc.	257	24,711
Kaiser Aluminum Corp.	825	85,891
Kaman Corp.	1,097	76,450
Kearny Financial Corp.	946	12,724
Kite Realty Group Trust	7,627	130,269
La-Z-Boy, Inc.	1,386	42,412
Lakeland Financial Corp.	603	29,059
LegacyTexas Financial Group, Inc.	1,068	41,673
LTC Properties, Inc.	2,874	122,835
ManTech International Corp. Class A	1,194	64,046
Marten Transport Ltd.	695	16,298
Matson, Inc.	1,999	76,722
MDC Holdings, Inc.	3,951	121,572
Methode Electronics, Inc.	797	32,119
Mobile Mini, Inc.	2,031	95,254
Moelis & Co. Class A	1,145	67,154
Monmouth Real Estate Investment Corp.	4,311	71,261
Monro, Inc.	1,223	71,056
Multi-Color Corp.	190	12,283
National Storage Affiliates Trust	2,723	83,923
NBT Bancorp, Inc.	1,537	58,637
Neenah, Inc.	759	64,401
Nelnet, Inc. Class A	510	29,789
NIC, Inc.	8,303	129,112
Northwest Bancshares, Inc.	4,819	83,802
Northwest Natural Gas Co.	1,837	117,201

See Notes to Financial Statements.

102	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Global SmallCap Dividend Fund (GSD)

June 30, 2018

Investments	Shares	Value
NRG Yield, Inc. Class C	8,334	$143,345
Otter Tail Corp.	2,540	120,904
Owens & Minor, Inc.	5,806	97,018
Oxford Industries, Inc.	800	66,384
Park National Corp.	714	79,554
Plantronics, Inc.	1,257	95,846
Primoris Services Corp.	1,082	29,463
Progress Software Corp.	1,452	56,367
Provident Financial Services, Inc.	2,500	68,825
Quaker Chemical Corp.	322	49,868
Raven Industries, Inc.	1,403	53,945
RE/MAX Holdings, Inc. Class A	397	20,823
Red Rock Resorts, Inc. Class A	2,564	85,894
S&T Bancorp, Inc.	1,012	43,759
Safety Insurance Group, Inc.	703	60,036
Saul Centers, Inc.	855	45,811
Schweitzer-Mauduit International, Inc.	1,631	71,307
Shenandoah Telecommunications Co.	867	28,351
Simmons First National Corp. Class A	1,500	44,850
SJW Group	711	47,082
SM Energy Co.	1,660	42,645
Sonic Corp.	886	30,496
Southside Bancshares, Inc.	1,267	42,673
Standex International Corp.	246	25,141
State Auto Financial Corp.	1,061	31,734
Steelcase, Inc. Class A	4,887	65,974
Stepan Co.	559	43,608
Summit Hotel Properties, Inc.	5,020	71,836
Sun Hydraulics Corp.	436	21,011
Tennant Co.	627	49,533
Terreno Realty Corp.	1,669	62,871
Tompkins Financial Corp.	489	41,995
Tootsie Roll Industries, Inc.(a)	972	29,986
Triumph Group, Inc.	675	13,230
TTEC Holdings, Inc.	1,277	44,120
U.S. Ecology, Inc.	888	56,566
Union Bankshares Corp.	1,395	54,238
United Fire Group, Inc.	875	47,696
Universal Corp.	1,686	111,360
Viad Corp.	368	19,964
Virtu Financial, Inc. Class A	4,103	108,935
Wabash National Corp.	1,709	31,890
Waddell & Reed Financial, Inc. Class A	10,057	180,724
Warrior Met Coal, Inc.	673	18,555
Washington Prime Group, Inc.	29,079	235,831
Watts Water Technologies, Inc. Class A	818	64,131
WD-40 Co.	588	85,995
Weis Markets, Inc.	752	40,112
WesBanco, Inc.	1,496	67,380
Westamerica Bancorporation	952	53,798
Winnebago Industries, Inc.	722	29,313
WSFS Financial Corp.	297	15,830
Xperi Corp.	3,983	64,126

Total United States		10,721,889
TOTAL COMMON STOCKS (Cost: $20,439,238)		22,295,207
EXCHANGE-TRADED FUND – 0.5%
United States – 0.5%
iShares MSCI India ETF (Cost: $123,551)	3,552	118,246
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.0%
United States – 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c)
(Cost: $446,544)(d)	446,544	446,544
TOTAL INVESTMENTS IN SECURITIES – 101.6% (Cost: $21,009,333)		22,859,997
Other Assets less Liabilities – (1.6)%		(359,290)

NET ASSETS – 100.0%		$22,500,707

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.

(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $837,827 and the total market value of the collateral held by the Fund was $882,630. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $436,086.

NVDR – Non-Voting Depositary Receipt

See Notes to Financial Statements.

WisdomTree Trust	103

Schedule of Investments

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.3%
China – 99.3%
Aerospace & Defense – 0.6%
AECC Aero-Engine Control Co., Ltd. Class A	1,800	$3,621
AECC Aviation Power Co., Ltd. Class A	4,000	13,476
AVIC Aircraft Co., Ltd. Class A	5,400	12,747
AVIC Electromechanical Systems Co., Ltd. Class A	5,400	6,170
AVIC Helicopter Co., Ltd. Class A	1,700	10,261
AVIC Shenyang HeiBao Co., Ltd. Class A*	1,400	7,616
China Aerospace Times Electronics Co., Ltd. Class A*	7,200	7,640
China Avionics Systems Co., Ltd. Class A	1,800	3,548
China Spacesat Co., Ltd. Class A	2,700	7,784

Total Aerospace & Defense		72,863
Air Freight & Logistics – 0.3%
CMST Development Co., Ltd. Class A	3,600	4,206
Shenzhen Feima International Supply Chain Co., Ltd. Class A†	1,800	3,350
STO Express Co., Ltd. Class A	1,300	3,365
YTO Express Group Co., Ltd. Class A	1,400	2,789
ZTO Express Cayman, Inc. ADR	1,169	23,380

Total Air Freight & Logistics		37,090
Airlines – 0.6%
Air China Ltd. Class A	6,700	8,990
Air China Ltd. Class H	10,000	9,662
China Eastern Airlines Corp., Ltd. Class A	20,700	20,684
China Eastern Airlines Corp., Ltd. Class H	6,000	4,061
China Southern Airlines Co., Ltd. Class A	13,000	16,580
China Southern Airlines Co., Ltd. Class H	10,000	7,864
Hainan Airlines Holding Co., Ltd. Class A†	6,700	3,268
Juneyao Airlines Co., Ltd. Class A	2,200	5,117
Spring Airlines Co., Ltd. Class A	1,200	6,345

Total Airlines		82,571
Auto Components – 1.0%
Anhui Zhongding Sealing Parts Co., Ltd. Class A	3,100	6,742
China Shipbuilding Industry Group Power Co., Ltd. Class A	1,300	3,424
Fuyao Glass Industry Group Co., Ltd. Class A	5,800	22,507
Fuyao Glass Industry Group Co., Ltd. Class H(a)	3,600	12,160
Huayu Automotive Systems Co., Ltd. Class A	5,800	20,765
Minth Group Ltd.	4,000	16,902
Ningbo Joyson Electronic Corp. Class A	1,800	6,980
Wanxiang Qianchao Co., Ltd. Class A	5,800	5,953
Weifu High-Technology Group Co., Ltd. Class A	2,600	8,677
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. Class A	3,100	5,685
Xinyi Glass Holdings Ltd.	10,000	12,224
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	4,900	6,952

Total Auto Components		128,971
Automobiles – 2.1%
Beiqi Foton Motor Co., Ltd. Class A	20,700	6,342
Brilliance China Automotive Holdings Ltd.	14,000	25,268
BYD Co., Ltd. Class A	3,500	25,188
BYD Co., Ltd. Class H	3,000	18,182
Chongqing Changan Automobile Co., Ltd. Class A	8,500	11,547
Chongqing Changan Automobile Co., Ltd. Class B	1,200	1,213
Dongfeng Motor Group Co., Ltd. Class H	18,000	19,043
Geely Automobile Holdings Ltd.	24,000	62,253
Great Wall Motor Co., Ltd. Class A	4,000	5,929
Great Wall Motor Co., Ltd. Class H(b)	17,500	13,384
Guangzhou Automobile Group Co., Ltd. Class A	1,325	2,228
Guangzhou Automobile Group Co., Ltd. Class H	16,800	16,424
SAIC Motor Corp., Ltd. Class A	12,600	66,544

Total Automobiles		273,545
Banks – 16.3%
Agricultural Bank of China Ltd. Class A	153,900	79,908
Agricultural Bank of China Ltd. Class H	117,000	54,731
Bank of China Ltd. Class A	92,200	50,238
Bank of China Ltd. Class H	333,000	165,111
Bank of Communications Co., Ltd. Class A	87,300	75,635
Bank of Communications Co., Ltd. Class H*	98,000	75,073
China CITIC Bank Corp., Ltd. Class A	13,500	12,654
China CITIC Bank Corp., Ltd. Class H	54,000	33,795
China Construction Bank Corp. Class A	31,400	31,043
China Construction Bank Corp. Class H*	463,000	427,859
China Merchants Bank Co., Ltd. Class A	69,300	276,560
China Merchants Bank Co., Ltd. Class H*	18,000	66,421
China Minsheng Banking Corp., Ltd. Class A	114,700	121,187
China Minsheng Banking Corp., Ltd. Class H	37,200	26,600
Industrial & Commercial Bank of China Ltd. Class A	94,400	75,802
Industrial & Commercial Bank of China Ltd. Class H	342,000	255,886
Industrial Bank Co., Ltd. Class A	68,300	148,449
Shanghai Pudong Development Bank Co., Ltd. Class A	76,900	110,963

Total Banks		2,087,915
Beverages – 3.3%
China Resources Beer Holdings Co., Ltd.	8,000	38,851
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	2,700	53,631
Kweichow Moutai Co., Ltd. Class A	1,800	198,727
Luzhou Laojiao Co., Ltd. Class A	3,100	28,477
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	1,100	10,442
Tsingtao Brewery Co., Ltd. Class A	1,700	11,246
Wuliangye Yibin Co., Ltd. Class A	7,200	82,592

Total Beverages		423,966
Biotechnology – 0.7%
3SBio, Inc.(a)	5,000	11,357
BeiGene Ltd. ADR*	211	32,437
Beijing SL Pharmaceutical Co., Ltd. Class A	1,800	10,321
Beijing Tiantan Biological Products Corp., Ltd. Class A	1,170	3,417
Hualan Biological Engineering, Inc. Class A	2,600	12,621
Jinyu Bio-Technology Co., Ltd. Class A	4,030	10,396
Shanghai RAAS Blood Products Co., Ltd. Class A†	4,000	11,787

Total Biotechnology		92,336
Building Products – 0.1%
Beijing New Building Materials PLC Class A	3,600	10,069

See Notes to Financial Statements.

104	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

June 30, 2018

Investments	Shares	Value
Beijing Shouhang Resources Saving Co., Ltd. Class A†	4,900	$4,289

Total Building Products		14,358
Capital Markets – 0.8%
CITIC Securities Co., Ltd. Class A	34,600	86,535
CITIC Securities Co., Ltd. Class H	10,000	19,986

Total Capital Markets		106,521
Chemicals – 2.2%
China Hainan Rubber Industry Group Co., Ltd. Class A*†	4,900	4,896
Do-Fluoride Chemicals Co., Ltd. Class A	2,700	5,714
ENN Ecological Holdings Co., Ltd. Class A	2,000	3,484
Guangzhou Tinci Materials Technology Co., Ltd. Class A	600	3,490
Hengli Petrochemical Co., Ltd. Class A	3,100	6,859
Hengyi Petrochemical Co., Ltd. Class A	420	943
Hongda Xingye Co., Ltd. Class A	4,000	2,783
Huapont Life Sciences Co., Ltd. Class A	4,900	3,757
Hubei Xinyangfeng Fertilizer Co., Ltd. Class A	2,600	3,610
Jiangsu Bicon Pharmaceutical Listed Co. Class A†	900	3,850
Kangde Xin Composite Material Group Co., Ltd. Class A†	11,600	29,905
Kingenta Ecological Engineering Group Co., Ltd. Class A	5,800	6,023
Kingfa Sci & Tech Co., Ltd. Class A	6,300	4,964
Lomon Billions Group Co., Ltd. Class A	2,200	4,294
Luxi Chemical Group Co., Ltd. Class A	4,500	11,601
Ningbo Shanshan Co., Ltd. Class A	2,700	9,006
North Huajin Chemical Industries Co., Ltd. Class A*	3,600	3,744
Qinghai Salt Lake Industry Co., Ltd. Class A*	6,300	10,289
Rongsheng Petro Chemical Co., Ltd. Class A	5,400	8,411
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	4,900	13,009
Sichuan Hebang Biotechnology Co., Ltd. Class A	13,000	3,395
Sinopec Shanghai Petrochemical Co., Ltd. Class A	8,100	6,957
Sinopec Shanghai Petrochemical Co., Ltd. Class H	18,000	10,967
Tangshan Sanyou Chemical Industries Co., Ltd. Class A	4,000	5,198
Tianqi Lithium Corp. Class A	2,700	20,209
Tongkun Group Co., Ltd. Class A	3,780	9,825
Transfar Zhilian Co., Ltd. Class A	1,800	3,301
Wanhua Chemical Group Co., Ltd. Class A	5,500	37,705
Xinjiang Zhongtai Chemical Co., Ltd. Class A	5,400	7,857
Zhejiang Juhua Co., Ltd. Class A	4,290	4,740
Zhejiang Longsheng Group Co., Ltd. Class A	9,900	17,857
Zhejiang Runtu Co., Ltd. Class A	1,950	3,441
Zibo Qixiang Tengda Chemical Co., Ltd. Class A†	2,700	5,004

Total Chemicals		277,088
Commercial Services & Supplies – 0.3%
China Everbright International Ltd.	12,000	15,510
Eternal Asia Supply Chain Management Ltd. Class A	5,400	5,420
Jihua Group Corp., Ltd. Class A	6,300	3,822
Tus-Sound Environmental Resources Co., Ltd. Class A	3,780	9,973

Total Commercial Services & Supplies		34,725
Communications Equipment – 0.2%
ZTE Corp. Class A*	9,800	19,274
ZTE Corp. Class H*	3,600	5,469

Total Communications Equipment		24,743
Construction & Engineering – 2.2%
Beijing Orient Landscape & Environment Co., Ltd. Class A†	5,400	12,250
China CAMC Engineering Co., Ltd. Class A†	1,800	4,149
China Communications Construction Co., Ltd. Class A	5,800	9,971
China Communications Construction Co., Ltd. Class H	22,000	21,256
China Gezhouba Group Co., Ltd. Class A	11,700	12,733
China National Chemical Engineering Co., Ltd. Class A	7,300	7,415
China Nuclear Engineering Corp., Ltd. Class A	2,200	2,623
China Railway Construction Corp., Ltd. Class A	17,100	22,248
China Railway Construction Corp., Ltd. Class H	9,000	9,120
China Railway Group Ltd. Class A†	27,000	29,708
China Railway Group Ltd. Class H	18,000	13,582
China Railway Hi-tech Industry Co., Ltd. Class A	3,100	4,782
China State Construction Engineering Corp., Ltd. Class A	78,680	64,841
China State Construction International Holdings Ltd.	12,000	12,313
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	7,200	6,857
Metallurgical Corp. of China Ltd. Class A	17,500	8,796
Northcom Group Co., Ltd. Class A*†	1,000	2,955
Power Construction Corp. of China Ltd. Class A	13,500	10,922
Shanghai Construction Group Co., Ltd. Class A	22,000	10,095
Shanghai Tunnel Engineering Co., Ltd. Class A	7,600	6,780
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	5,800	8,842

Total Construction & Engineering		282,238
Construction Materials – 1.1%
Anhui Conch Cement Co., Ltd. Class A	6,300	31,836
Anhui Conch Cement Co., Ltd. Class H	5,500	31,547
BBMG Corp. Class A	13,500	6,684
BBMG Corp. Class H	9,000	3,327
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	4,419	11,346
China Jushi Co., Ltd. Class A	9,120	14,082
China National Building Material Co., Ltd. Class H	16,000	15,846
China Resources Cement Holdings Ltd.	6,000	6,080
China West Construction Group Co., Ltd. Class A	1,500	2,438
CSG Holding Co., Ltd. Class A	7,705	5,757
Huaxin Cement Co., Ltd. Class A	1,900	4,310
Jilin Yatai Group Co., Ltd. Class A*	6,700	3,772
Sichuan Shuangma Cement Co., Ltd. Class A	1,300	3,037
Tangshan Jidong Cement Co., Ltd. Class A*	2,200	2,945

Total Construction Materials		143,007
Containers & Packaging – 0.1%
ORG Technology Co., Ltd. Class A*	4,900	4,038
Shenzhen Jinjia Group Co., Ltd. Class A	3,600	4,059

Total Containers & Packaging		8,097

See Notes to Financial Statements.

WisdomTree Trust	105

Schedule of Investments (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

June 30, 2018

Investments	Shares	Value
Distributors – 0.2%
Anhui Xinhua Media Co., Ltd. Class A	2,700	$3,101
Liaoning Cheng Da Co., Ltd. Class A*	5,400	12,373
Wuchan Zhongda Group Co., Ltd. Class A	5,400	4,263

Total Distributors		19,737
Diversified Consumer Services – 0.8%
New Oriental Education & Technology Group, Inc. ADR	575	54,430
TAL Education Group ADR*	1,250	46,000

Total Diversified Consumer Services		100,430
Electrical Equipment – 1.4%
Changyuan Group Ltd. Class A	4,500	7,179
China XD Electric Co., Ltd. Class A	7,400	3,820
Dongfang Electric Corp., Ltd. Class A*	4,500	5,033
Fangda Carbon New Material Co., Ltd. Class A	4,900	18,031
Guoxuan High-Tech Co., Ltd. Class A	2,700	5,730
Henan Senyuan Electric Co., Ltd. Class A	1,500	3,407
Hongfa Technology Co., Ltd. Class A	2,380	10,748
Jiangsu Zhongtian Technology Co., Ltd. Class A	8,100	10,771
Jiangxi Special Electric Motor Co., Ltd. Class A	4,900	7,189
Luxshare Precision Industry Co., Ltd. Class A	5,400	18,371
NARI Technology Co., Ltd. Class A	6,300	15,024
Shanghai Electric Group Co., Ltd. Class A*†	15,300	12,308
Shanghai Electric Group Co., Ltd. Class H*	2,000	673
Suzhou Anjie Technology Co., Ltd. Class A	900	2,337
TBEA Co., Ltd. Class A	13,500	14,121
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	8,500	16,217
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	3,400	4,139
Zhejiang Chint Electrics Co., Ltd. Class A	1,300	4,380
Zhongshan Broad Ocean Motor Co., Ltd. Class A	4,500	2,927
Zhuzhou CRRC Times Electric Co., Ltd. Class H	2,700	12,837

Total Electrical Equipment		175,242
Electronic Equipment, Instruments & Components – 1.2%
AAC Technologies Holdings, Inc.	3,000	42,254
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	14,400	80,701
O-film Tech Co., Ltd. Class A	7,300	17,773
Zhejiang Dahua Technology Co., Ltd. Class A	5,800	19,741

Total Electronic Equipment, Instruments & Components		160,469
Energy Equipment & Services – 0.1%
Fullshare Holdings Ltd.*(b)	32,500	16,073
Food & Staples Retailing – 0.2%
Sun Art Retail Group Ltd.	11,000	14,385
Yonghui Superstores Co., Ltd. Class A	13,900	16,029

Total Food & Staples Retailing		30,414
Food Products – 2.3%
China Mengniu Dairy Co., Ltd.*	12,000	40,686
Dali Foods Group Co., Ltd.(a)	9,000	6,940
Foshan Haitian Flavouring & Food Co., Ltd. Class A	3,100	34,457
Guangdong Haid Group Co., Ltd. Class A	2,700	8,599
Henan Shuanghui Investment & Development Co., Ltd. Class A	4,000	15,945
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	20,520	86,412
Muyuan Foodstuff Co., Ltd. Class A	1,300	8,724
New Hope Liuhe Co., Ltd. Class A	8,500	8,134
Tingyi Cayman Islands Holding Corp.	10,000	23,198
Want Want China Holdings Ltd.	28,000	24,911
WH Group Ltd.(a)	31,500	25,656
Yuan Longping High-tech Agriculture Co., Ltd. Class A	3,100	8,825

Total Food Products		292,487
Gas Utilities – 0.6%
Beijing Enterprises Holdings Ltd.	3,000	14,607
China Gas Holdings Ltd.	10,800	43,432
China Resources Gas Group Ltd.	4,000	17,335

Total Gas Utilities		75,374
Health Care Equipment & Supplies – 0.1%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	2,700	7,943
Health Care Providers & Services – 1.0%
China National Accord Medicines Corp., Ltd. Class A	500	3,766
China Reform Health Management and Services Group Co, Ltd. Class A*	2,700	12,951
Huadong Medicine Co., Ltd. Class A	2,700	19,663
Jointown Pharmaceutical Group Co., Ltd. Class A	2,700	6,912
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	6,480	22,104
Realcan Pharmaceutical Co., Ltd. Class A	1,800	3,706
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	4,500	16,233
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	3,500	9,659
Sinopharm Group Co., Ltd. Class H	6,800	27,346

Total Health Care Providers & Services		122,340
Hotels, Restaurants & Leisure – 1.1%
China International Travel Service Corp., Ltd. Class A	3,600	34,998
Huazhu Group Ltd. ADR	500	20,995
Shenzhen Overseas Chinese Town Co., Ltd. Class A	13,500	14,732
Yum China Holdings, Inc.	1,673	64,344

Total Hotels, Restaurants & Leisure		135,069
Household Durables – 3.1%
Gree Electric Appliances, Inc. of Zhuhai Class A	18,900	134,505
Haier Electronics Group Co., Ltd.	7,000	23,956
Hangzhou Robam Appliances Co., Ltd. Class A	2,200	10,168
Hisense Electric Co., Ltd. Class A	3,100	6,265
Midea Group Co., Ltd. Class A	16,600	130,840
NavInfo Co., Ltd. Class A	3,600	11,003
Oppein Home Group, Inc. Class A*	100	1,925
Qingdao Haier Co., Ltd. Class A	14,800	43,024
Suofeiya Home Collection Co., Ltd. Class A	2,200	10,686
TCL Corp. Class A	34,600	15,145
Wuxi Little Swan Co., Ltd. Class A	800	8,374

Total Household Durables		395,891
Independent Power & Renewable Electricity Producers – 1.9%
CGN Power Co., Ltd. Class H(a)	45,000	11,644

See Notes to Financial Statements.

106	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

June 30, 2018

Investments	Shares	Value
China National Nuclear Power Co., Ltd. Class A	18,400	$15,691
China Resources Power Holdings Co., Ltd.	8,000	14,092
China Yangtze Power Co., Ltd. Class A	31,900	77,712
Datang International Power Generation Co., Ltd. Class A*	8,500	3,887
GD Power Development Co., Ltd. Class A	46,300	18,310
Huadian Power International Corp., Ltd. Class A	12,100	7,159
Huaneng Power International, Inc. Class A	17,070	16,387
Huaneng Power International, Inc. Class H	26,000	17,233
Hubei Energy Group Co., Ltd. Class A	8,500	5,273
SDIC Power Holdings Co., Ltd. Class A	13,900	15,253
Shanghai Electric Power Co., Ltd. Class A	3,600	3,662
Shenergy Co., Ltd. Class A	9,900	7,501
Shenzhen Energy Group Co., Ltd. Class A	4,500	3,355
Sichuan Chuantou Energy Co., Ltd. Class A	9,400	12,372
Zhejiang Zheneng Electric Power Co., Ltd. Class A	13,000	9,144

Total Independent Power & Renewable Electricity Producers		238,675
Industrial Conglomerates – 0.4%
China Baoan Group Co., Ltd. Class A	8,100	5,991
CITIC Ltd.	28,000	39,472
Shanghai Industrial Holdings Ltd.	1,000	2,330

Total Industrial Conglomerates		47,793
Insurance – 6.2%
China Life Insurance Co., Ltd. Class A	7,100	24,133
China Life Insurance Co., Ltd. Class H	32,000	82,596
China Pacific Insurance Group Co., Ltd. Class A	14,766	70,985
China Pacific Insurance Group Co., Ltd. Class H	12,600	48,743
Ping An Insurance Group Co. of China Ltd. Class A	42,200	373,127
Ping An Insurance Group Co. of China Ltd. Class H	22,000	202,461

Total Insurance		802,045
Internet & Catalog Retail – 1.8%
Ctrip.com International Ltd. ADR*	1,755	83,591
JD.com, Inc. ADR*	3,383	131,768
Vipshop Holdings Ltd. ADR*	1,664	18,054

Total Internet & Catalog Retail		233,413
Internet Software & Services – 19.4%
Alibaba Group Holding Ltd. ADR*	4,932	915,034
Baidu, Inc. ADR*	1,197	290,871
NetEase, Inc. ADR	324	81,865
Tencent Holdings Ltd.	23,700	1,189,614
Weibo Corp. ADR*	222	19,705

Total Internet Software & Services		2,497,089
Leisure Products – 0.0%
Alpha Group Class A*	1,800	2,426
Life Sciences Tools & Services – 0.1%
Genscript Biotech Corp.	2,000	5,532
Wuxi Biologics Cayman, Inc.*(a)	500	5,567

Total Life Sciences Tools & Services		11,099
Machinery – 2.4%
Beijing SPC Environment Protection Tech Co., Ltd. Class A†	2,700	4,707
China Conch Venture Holdings Ltd.	9,000	32,924
China First Heavy Industries Class A*	11,100	5,227
China International Marine Containers Group Co., Ltd. Class A	4,000	8,018
China Shipbuilding Industry Co., Ltd. Class A*	41,800	25,489
CITIC Heavy Industries Co., Ltd. Class A*	7,000	2,747
CRRC Corp., Ltd. Class A	35,100	40,794
CRRC Corp., Ltd. Class H	18,000	13,972
Fujian Longking Co., Ltd. Class A	3,600	6,944
Haitian International Holdings Ltd.	2,000	4,721
Han’s Laser Technology Industry Group Co., Ltd. Class A	3,600	28,902
Inner Mongolia First Machinery Group Co., Ltd. Class A	2,700	5,192
North Navigation Control Technology Co., Ltd. Class A	3,100	3,818
Sany Heavy Industry Co., Ltd. Class A	16,200	21,933
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	1,300	3,701
Shanghai Zhenhua Heavy Industries Co., Ltd. Class A	6,400	4,047
Tian Di Science & Technology Co., Ltd. Class A	5,400	2,991
Weichai Power Co., Ltd. Class A	18,900	24,961
Weichai Power Co., Ltd. Class H	9,000	12,412
XCMG Construction Machinery Co., Ltd. Class A	17,500	11,199
Yangzijiang Shipbuilding Holdings Ltd.	9,900	6,571
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	3,600	10,243
Zhengzhou Yutong Bus Co., Ltd. Class A	4,900	14,193
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	21,600	13,400

Total Machinery		309,106
Marine – 0.2%
COSCO Shipping Development Co., Ltd. Class A*	11,700	4,397
COSCO Shipping Energy Transportation Co., Ltd. Class A	4,900	3,136
COSCO Shipping Holdings Co., Ltd. Class A*	13,500	10,025
COSCO Shipping Holdings Co., Ltd. Class H*	9,000	4,130

Total Marine		21,688
Media – 0.6%
Alibaba Pictures Group Ltd.*	90,000	9,866
Beijing Gehua CATV Network Co., Ltd. Class A	2,900	4,517
China Film Co., Ltd. Class A	1,800	4,358
China Literature Ltd.*(a)	1,200	11,273
China Media Group Class A†	8,100	10,270
China South Publishing & Media Group Co., Ltd. Class A	2,200	4,197
Chinese Universe Publishing and Media Co., Ltd. Class A	2,200	4,267
CITIC Guoan Information Industry Co., Ltd. Class A	10,800	7,710
Cultural Investment Holdings Co., Ltd. Class A*	1,500	1,718
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A*	5,900	4,542
Shanghai Oriental Pearl Group Co., Ltd. Class A	7,600	17,276

Total Media		79,994
Metals & Mining – 3.2%
Aluminum Corp. of China Ltd. Class A*	25,800	14,954

See Notes to Financial Statements.

WisdomTree Trust	107

Schedule of Investments (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

June 30, 2018

Investments	Shares	Value
Aluminum Corp. of China Ltd. Class H*	18,000	$7,938
Angang Steel Co., Ltd. Class A	4,900	4,120
Angang Steel Co., Ltd. Class H(b)	4,000	3,610
Baoshan Iron & Steel Co., Ltd. Class A	32,760	38,519
Beijing Shougang Co., Ltd. Class A*	4,500	2,792
Chengtun Mining Group Co., Ltd. Class A	5,600	7,633
China Molybdenum Co., Ltd. Class A	11,700	11,108
China Molybdenum Co., Ltd. Class H	18,000	8,718
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd. Class A	4,900	3,328
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	9,900	17,005
Chongqing Iron & Steel Co., Ltd. Class A*	26,900	8,242
Gansu Jiu Steel Group Hongxing Iron & Steel Co., Ltd. Class A*	11,500	3,645
GEM Co., Ltd. Class A	13,900	12,693
Guangdong HEC Technology Holding Co., Ltd. Class A*	5,400	8,420
Henan Shenhuo Coal & Power Co., Ltd. Class A	4,500	3,267
Hesteel Co., Ltd. Class A	20,200	8,994
Hunan Valin Steel Co., Ltd. Class A*	3,800	4,875
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A*	47,700	11,159
Jiangxi Copper Co., Ltd. Class A	4,000	9,569
Jiangxi Copper Co., Ltd. Class H	9,000	11,472
Jiangxi Ganfeng Lithium Co., Ltd. Class A	3,300	19,216
Jinduicheng Molybdenum Co., Ltd. Class A*	3,600	3,407
Maanshan Iron & Steel Co., Ltd. Class A*	10,300	5,581
MMG Ltd.*	8,000	5,598
Nanjing Iron & Steel Co., Ltd. Class A	8,800	5,871
SGIS Songshan Co., Ltd. Class A*	4,000	3,961
Shaanxi Ligeance Mineral Resources Co., Ltd. Class A*	1,000	2,167
Shandong Gold Mining Co., Ltd. Class A	2,700	9,748
Shandong Iron and Steel Co., Ltd. Class A*†	18,200	5,549
Shandong Nanshan Aluminum Co., Ltd. Class A	22,000	8,999
Shanxi Taigang Stainless Steel Co., Ltd. Class A†	8,500	7,698
Shenghe Resources Holding Co., Ltd. Class A	2,400	5,879
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	10,050	7,372
Tongling Nonferrous Metals Group Co., Ltd. Class A	25,600	8,539
Western Mining Co., Ltd. Class A	7,600	7,204
Xiamen Tungsten Co., Ltd. Class A	2,860	6,553
Xinxing Ductile Iron Pipes Co., Ltd. Class A	9,000	5,814
Xinyu Iron & Steel Co., Ltd. Class A	4,900	4,127
Yintai Resources Co., Ltd. Class A	2,520	3,857
Yunnan Aluminium Co., Ltd. Class A	4,000	3,127
Yunnan Chihong Zinc & Germanium Co., Ltd. Class A	9,500	7,815
Yunnan Copper Co., Ltd. Class A*	3,300	4,752
Yunnan Tin Co., Ltd. Class A*	3,100	5,620
Zhejiang Huayou Cobalt Co., Ltd. Class A*	1,100	16,183
Zhongjin Gold Corp., Ltd. Class A	7,600	7,823
Zijin Mining Group Co., Ltd. Class A	52,200	28,443
Zijin Mining Group Co., Ltd. Class H	34,000	13,001

Total Metals & Mining		415,965
Multiline Retail – 0.0%
Nanjing Xinjiekou Department Store Co., Ltd. Class A	1,900	4,715
Oil, Gas & Consumable Fuels – 3.3%
China Coal Energy Co., Ltd. Class A	6,700	4,884
China Coal Energy Co., Ltd. Class H	9,000	3,728
China Petroleum & Chemical Corp. Class A	42,200	41,338
China Petroleum & Chemical Corp. Class H	110,000	98,286
China Shenhua Energy Co., Ltd. Class A	9,000	27,087
China Shenhua Energy Co., Ltd. Class H	15,000	35,600
CNOOC Ltd.	72,000	124,261
PetroChina Co., Ltd. Class A	14,400	16,758
PetroChina Co., Ltd. Class H	92,000	70,008

Total Oil, Gas & Consumable Fuels		421,950
Paper & Forest Products – 0.3%
Lee & Man Paper Manufacturing Ltd.	9,000	9,108
Nine Dragons Paper Holdings Ltd.	9,000	11,472
Shandong Chenming Paper Holdings Ltd. Class A	3,600	7,020
Shandong Sun Paper Industry JSC Ltd. Class A	4,500	6,582
Shanying International Holding Co., Ltd. Class A	9,900	5,768

Total Paper & Forest Products		39,950
Personal Products – 0.4%
Hengan International Group Co., Ltd.	3,500	33,682
Shanghai Jahwa United Co., Ltd. Class A	2,600	15,552

Total Personal Products		49,234
Pharmaceuticals – 4.4%
Beijing Tongrentang Co., Ltd. Class A	3,100	16,508
Changchun High & New Technology Industries, Inc. Class A	600	20,621
China Medical System Holdings Ltd.	9,000	17,987
China Resources Pharmaceutical Group Ltd.(a)	9,000	12,458
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	1,300	5,461
CSPC Pharmaceutical Group Ltd.	18,000	54,375
Dong-E-E-Jiao Co., Ltd. Class A	2,600	21,117
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	2,100	12,061
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	900	6,546
Humanwell Healthcare Group Co., Ltd. Class A	4,000	7,982
Jiangsu Hengrui Medicine Co., Ltd. Class A	7,020	80,273
Jilin Aodong Pharmaceutical Group Co., Ltd. Class A	4,000	10,855
Kangmei Pharmaceutical Co., Ltd. Class A	12,600	43,513
Livzon Pharmaceutical Group, Inc. Class A	1,170	7,761
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	4,500	28,113
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	2,000	10,975
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	1,500	5,013
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	1,800	10,099
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	1,800	3,798
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	2,700	13,082
Sino Biopharmaceutical Ltd.	30,000	46,039
Tasly Pharmaceutical Group Co., Ltd. Class A	3,780	14,731

See Notes to Financial Statements.

108	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

June 30, 2018

Investments	Shares	Value
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	5,880	$21,274
Yifan Pharmaceutical Co., Ltd. Class A	2,700	7,193
Yunnan Baiyao Group Co., Ltd. Class A	1,800	29,059
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,300	21,963
Zhejiang Conba Pharmaceutical Co., Ltd. Class A	8,200	8,874
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	3,240	13,052
Zhejiang NHU Co., Ltd. Class A	4,420	12,649

Total Pharmaceuticals		563,432
Professional Services – 0.1%
51job, Inc. ADR*	99	9,666
Real Estate Management & Development – 5.2%
Agile Group Holdings Ltd.	6,000	10,217
Beijing Capital Development Co., Ltd. Class A	4,000	4,244
China Evergrande Group*(b)	15,000	38,239
China Fortune Land Development Co., Ltd. Class A	4,900	19,044
China Jinmao Holdings Group Ltd.	26,000	13,057
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	9,000	25,878
China Overseas Land & Investment Ltd.	18,000	59,308
China Resources Land Ltd.	12,000	40,457
China Vanke Co., Ltd. Class A	31,000	115,104
China Vanke Co., Ltd. Class H	5,800	20,293
CIFI Holdings Group Co., Ltd.	14,000	8,905
Country Garden Holdings Co., Ltd.	30,000	52,770
Financial Street Holdings Co., Ltd. Class A	9,400	11,421
Future Land Holdings Co., Ltd. Class A	3,100	14,491
Gemdale Corp. Class A	13,900	21,379
Greenland Holdings Corp., Ltd. Class A	13,900	13,721
Jinke Properties Group Co., Ltd. Class A	10,300	7,462
Logan Property Holdings Co., Ltd.	4,000	5,415
Longfor Properties Co., Ltd.	5,000	13,479
Oceanwide Holdings Co., Ltd. Class A	1,600	1,374
Poly Real Estate Group Co., Ltd. Class A	31,900	58,742
RiseSun Real Estate Development Co., Ltd. Class A	7,200	9,487
Shanghai Lingang Holdings Corp. Ltd. Class A†	1,300	4,252
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	2,200	5,243
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	1,200	1,718
Shimao Property Holdings Ltd.	6,500	17,067
Sunac China Holdings Ltd.(b)	9,000	31,490
Xinhu Zhongbao Co., Ltd. Class A*	18,400	10,609
Youngor Group Co., Ltd. Class A	10,800	12,552
Zall Group Ltd.*	10,000	12,084
Zhejiang China Commodities City Group Co., Ltd. Class A	10,800	7,026

Total Real Estate Management & Development		666,528
Road & Rail – 0.4%
China High-Speed Railway Technology Co., Ltd. Class A†	7,200	5,390
Daqin Railway Co., Ltd. Class A	25,100	31,104
Guangshen Railway Co., Ltd. Class A	13,500	8,660
Guangshen Railway Co., Ltd. Class H	6,000	3,380

Total Road & Rail		48,534
Semiconductors & Semiconductor Equipment – 0.3%
LONGi Green Energy Technology Co., Ltd. Class A	6,500	16,374
Sanan Optoelectronics Co., Ltd. Class A	9,400	27,270

Total Semiconductors & Semiconductor Equipment		43,644
Software – 0.1%
360 Security Technology, Inc. Class A	1,700	7,416
Giant Network Group Co., Ltd. Class A	1,800	6,461
Perfect World Co., Ltd. Class A	900	4,212

Total Software		18,089
Specialty Retail – 0.4%
China Grand Automotive Services Co., Ltd. Series A	10,700	9,464
Suning.com Co., Ltd. Class A	13,400	28,478
Zhongsheng Group Holdings Ltd.	2,500	7,504

Total Specialty Retail		45,446
Technology Hardware, Storage & Peripherals – 0.6%
BOE Technology Group Co., Ltd. Class A	105,200	56,210
Focus Media Information Technology Co., Ltd. Class A	16,320	23,574

Total Technology Hardware, Storage & Peripherals		79,784
Textiles, Apparel & Luxury Goods – 0.6%
ANTA Sports Products Ltd.	6,000	31,776
Gansu Gangtai Holding Group Co., Ltd. Class A†	2,200	3,019
Heilan Home Co., Ltd. Class A	3,600	6,923
Shenzhou International Group Holdings Ltd.	3,000	37,034

Total Textiles, Apparel & Luxury Goods		78,752
Trading Companies & Distributors – 0.2%
China Meheco Co., Ltd. Class A	2,600	7,170
Orient Group, Inc. Class A*†	11,700	7,594
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	1,300	3,587
Sinochem International Corp. Class A	4,000	4,117
Xiamen C & D, Inc. Class A	6,700	9,091

Total Trading Companies & Distributors		31,559
Transportation Infrastructure – 0.8%
China Merchants Port Holdings Co., Ltd.	8,000	16,254
COSCO Shipping Ports Ltd.	8,000	6,669
Dalian Port PDA Co., Ltd. Class A	9,900	2,899
Guangzhou Baiyun International Airport Co., Ltd. Class A	4,900	9,681
Jiangsu Expressway Co., Ltd. Class H	4,000	4,767
Ningbo Zhoushan Port Co., Ltd. Class A	14,400	9,150
Shanghai International Airport Co., Ltd. Class A	2,700	22,610
Shanghai International Port Group Co., Ltd. Class A	17,500	15,742
Shenzhen Airport Co., Ltd. Class A	3,600	4,157
Shenzhen International Holdings Ltd.	4,500	9,315
TangShan Port Group Co., Ltd. Class A	10,530	3,735
Tianjin Port Co., Ltd. Class A	2,700	3,069

Total Transportation Infrastructure		108,048

See Notes to Financial Statements.

WisdomTree Trust	109

Schedule of Investments (concluded)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

June 30, 2018

Investments	Shares	Value
Water Utilities – 0.3%
Beijing Enterprises Water Group Ltd.*	34,000	$18,548
Guangdong Investment Ltd.	14,000	22,235

Total Water Utilities		40,783
Wireless Telecommunication Services – 1.7%
China Mobile Ltd.	24,500	217,661
TOTAL COMMON STOCKS (Cost: $14,981,018)		12,748,571
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c)
(Cost: $49,376)(d)	49,376	49,376
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $15,030,394)		12,797,947
Other Assets less Liabilities – 0.3%		42,796

NET ASSETS – 100.0%		$12,840,743

*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $176,198, which represents 1.37% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.

(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $97,655 and the total market value of the collateral held by the Fund was $103,927. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $54,551.

ADR – American Depositary Receipt

See Notes to Financial Statements.

110	WisdomTree Trust

Schedule of Investments

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

June 30, 2018

Investments	Principal Amount	Value
CORPORATE BONDS – 98.6%
United States – 98.6%
21st Century Fox America, Inc. 5.40%, 10/1/43	$44,000	$48,816
ABB Finance USA, Inc. 2.88%, 5/8/22	63,000	61,910
Abbott Laboratories 2.00%, 3/15/20	74,000	72,799
4.90%, 11/30/46	32,000	34,584
AbbVie, Inc. 4.45%, 5/14/46	31,000	29,760
Altria Group, Inc. 2.63%, 9/16/26	14,000	12,763
American Express Co. 3.63%, 12/5/24	17,000	16,767
American International Group, Inc. 3.30%, 3/1/21	35,000	34,997
4.80%, 7/10/45	27,000	26,480
Amgen, Inc. 2.20%, 5/22/19	12,000	11,936
5.15%, 11/15/41	61,000	65,082
Andeavor 4.75%, 12/15/23	14,000	14,545
Anthem, Inc. 4.65%, 1/15/43	15,000	14,559
Apple, Inc. 3.85%, 5/4/43	50,000	47,853
AT&T, Inc. 3.60%, 2/17/23	37,000	36,491
5.45%, 3/1/47	50,000	49,255
4.50%, 3/9/48	117,000	101,250
Bank of America Corp. 4.13%, 1/22/24	62,000	63,067
4.45%, 3/3/26	47,000	47,185
5.00%, 1/21/44	49,000	52,015
BB&T Corp. 5.25%, 11/1/19	45,000	46,250
Berkshire Hathaway Energy Co. 6.13%, 4/1/36	48,000	59,369
Block Financial LLC 5.50%, 11/1/22	46,000	47,608
Broadcom Corp. 3.88%, 1/15/27	21,000	19,898
Burlington Northern Santa Fe LLC 4.15%, 4/1/45	9,000	8,797
Campbell Soup Co. 4.15%, 3/15/28	13,000	12,403
CBS Corp. 4.60%, 1/15/45	11,000	10,187
Celgene Corp. 2.88%, 8/15/20	74,000	73,471
4.35%, 11/15/47	11,000	9,725
Citigroup, Inc. 2.05%, 12/7/18	91,000	90,835
5.50%, 9/13/25	134,000	142,480
Comcast Corp. 4.25%, 1/15/33	12,000	11,737
4.65%, 7/15/42	46,000	44,849
Commonwealth Edison Co. 3.65%, 6/15/46	7,000	6,470
Consolidated Edison Co. of New York, Inc. 4.50%, 5/15/58	13,000	12,957
CSX Corp. 4.25%, 11/1/66	10,000	8,686
CVS Health Corp. 4.88%, 7/20/35	60,000	60,456
5.05%, 3/25/48	36,000	36,778
Dow Chemical Co. (The) 4.13%, 11/15/21	147,000	149,960
Duke Energy Corp. 2.65%, 9/1/26	38,000	34,287
3.15%, 8/15/27	29,000	26,970
eBay, Inc. 2.88%, 8/1/21	30,000	29,555
Edison International 2.13%, 4/15/20	20,000	19,618
EI du Pont de Nemours & Co. 2.80%, 2/15/23	88,000	85,390
EPR Properties 5.75%, 8/15/22	33,000	34,632
Exelon Corp. 3.50%, 6/1/22	44,000	43,530
Express Scripts Holding Co. 4.80%, 7/15/46	12,000	11,454
FedEx Corp. 4.55%, 4/1/46	12,000	11,689
General Mills, Inc. 4.20%, 4/17/28	18,000	17,609
General Motors Co. 6.75%, 4/1/46	18,000	20,007
General Motors Financial Co., Inc. 3.15%, 1/15/20	12,000	11,983
3.20%, 7/6/21	31,000	30,618
4.35%, 1/17/27	42,000	40,711
Gilead Sciences, Inc. 4.15%, 3/1/47	31,000	29,705
Hartford Financial Services Group, Inc. (The) 6.10%, 10/1/41	32,000	38,714
Hewlett Packard Enterprise Co. 4.40%, 10/15/22	25,000	25,650
Home Depot, Inc. (The) 2.13%, 9/15/26	18,000	16,072
HSBC USA, Inc. 5.00%, 9/27/20	100,000	102,995
International Business Machines Corp. 4.00%, 6/20/42	31,000	30,301
International Paper Co. 4.40%, 8/15/47	12,000	10,947
JPMorgan Chase & Co. 5.63%, 8/16/43	51,000	56,433
Kimco Realty Corp. 3.13%, 6/1/23	21,000	20,193

See Notes to Financial Statements.

WisdomTree Trust	111

Schedule of Investments (concluded)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

June 30, 2018

Investments	Principal Amount	Value
Kraft Heinz Foods Co. 3.95%, 7/15/25	$32,000	$31,151
6.88%, 1/26/39	23,000	27,198
Kroger Co. (The) 1.50%, 9/30/19	12,000	11,787
3.70%, 8/1/27	30,000	28,582
Lowe’s Cos., Inc. 4.05%, 5/3/47	11,000	10,431
Magellan Midstream Partners L.P. 5.15%, 10/15/43	9,000	9,442
Marathon Petroleum Corp. 3.63%, 9/15/24	25,000	24,450
Marriott International, Inc. 3.00%, 3/1/19	57,000	57,013
McDonald’s Corp. 3.50%, 3/1/27	24,000	23,496
McKesson Corp. 3.80%, 3/15/24	113,000	111,681
Medtronic, Inc. 3.63%, 3/15/24	28,000	28,123
MetLife, Inc. 6.40%, 12/15/66	17,000	18,063
Microsoft Corp. 4.10%, 2/6/37	45,000	46,975
Molson Coors Brewing Co. 3.00%, 7/15/26	18,000	16,379
Morgan Stanley 4.88%, 11/1/22	148,000	153,657
MPLX L.P. 4.13%, 3/1/27	27,000	25,802
Newell Brands, Inc. 5.50%, 4/1/46	12,000	11,721
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/27	16,000	15,408
Northrop Grumman Corp. 3.25%, 8/1/23	84,000	83,144
NVR, Inc. 3.95%, 9/15/22	18,000	18,133
O’Reilly Automotive, Inc. 3.60%, 9/1/27	6,000	5,680
Oracle Corp. 4.30%, 7/8/34	31,000	31,654
3.85%, 7/15/36	40,000	38,383
Owens Corning 4.30%, 7/15/47	7,000	5,783
Pacific Gas & Electric Co. 6.05%, 3/1/34	68,000	73,620
Pfizer, Inc. 2.10%, 5/15/19	124,000	123,610
Phillips 66 4.30%, 4/1/22	26,000	26,801
Phillips 66 Partners L.P. 3.55%, 10/1/26	11,000	10,304
QUALCOMM, Inc. 1.85%, 5/20/19	12,000	11,996
4.30%, 5/20/47	9,000	8,393
Reynolds American, Inc. 5.85%, 8/15/45	17,000	18,624
Rockwell Collins, Inc. 3.50%, 3/15/27	8,000	7,617
Santander Holdings USA, Inc. 2.65%, 4/17/20	81,000	80,321
Sempra Energy 3.25%, 6/15/27	16,000	14,936
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	40,000	36,721
South Carolina Electric & Gas Co. 4.10%, 6/15/46	6,000	5,477
Southern California Edison Co. 4.00%, 4/1/47	12,000	11,234
Synchrony Financial 2.70%, 2/3/20	110,000	108,882
Thermo Fisher Scientific, Inc. 3.00%, 4/15/23	86,000	83,710
Tyson Foods, Inc. 2.65%, 8/15/19	36,000	35,866
3.95%, 8/15/24	89,000	88,941
United Parcel Service, Inc. 6.20%, 1/15/38	7,000	8,789
United Technologies Corp. 4.50%, 6/1/42	35,000	34,663
UnitedHealth Group, Inc. 3.38%, 4/15/27	25,000	24,259
Valero Energy Corp. 3.40%, 9/15/26	14,000	13,279
Verizon Communications, Inc. 4.15%, 3/15/24	63,000	63,721
4.40%, 11/1/34	156,000	145,904
Viacom, Inc. 4.50%, 3/1/21	57,000	58,027
Walgreens Boots Alliance, Inc. 4.80%, 11/18/44	9,000	8,505
Warner Media LLC 4.88%, 3/15/20	76,000	78,061
3.60%, 7/15/25	126,000	119,986
Wells Fargo & Co. 3.45%, 2/13/23, Series M	44,000	43,167
4.30%, 7/22/27	45,000	44,429
4.75%, 12/7/46	14,000	13,579
Xylem, Inc. 4.38%, 11/1/46	29,000	28,615
TOTAL CORPORATE BONDS (Cost: $4,913,619)		4,710,266
U.S. GOVERNMENT OBLIGATIONS – 0.2%
U.S. Treasury Note – 0.2%
U.S. Treasury Note 2.25%, 2/15/27
(Cost: $9,864)	10,000	9,544
TOTAL INVESTMENTS IN SECURITIES– 98.8% (Cost: $4,923,483)		4,719,810
Other Assets less Liabilities – 1.2%		58,911

NET ASSETS – 100.0%		$4,778,721

See Notes to Financial Statements.

112	WisdomTree Trust

Schedule of Investments

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

June 30, 2018

Investments	Principal Amount	Value
CORPORATE BONDS – 96.0%
United States – 96.0%
ADT Corp. (The) 4.13%, 6/15/23	$75,000	$70,500
AMC Networks, Inc. 5.00%, 4/1/24	50,000	49,375
American Axle & Manufacturing, Inc. 6.25%, 4/1/25(a)	50,000	49,813
Aramark Services, Inc. 4.75%, 6/1/26	50,000	48,438
Asbury Automotive Group, Inc. 6.00%, 12/15/24	50,000	49,797
Ashland LLC 4.75%, 8/15/22	89,000	89,755
Berry Global, Inc. 5.13%, 7/15/23	100,000	99,500
Boyd Gaming Corp. 6.38%, 4/1/26	50,000	50,750
California Resources Corp. 8.00%, 12/15/22(b)	50,000	45,625
CCO Holdings LLC 5.13%, 5/1/27(b)	125,000	117,266
CenturyLink, Inc. 5.80%, 3/15/22, Series T	50,000	49,750
Chemours Co. (The) 6.63%, 5/15/23	50,000	52,500
Chesapeake Energy Corp. 8.00%, 12/15/22(b)	75,000	79,009
CommScope Technologies LLC 6.00%, 6/15/25(b)	65,000	66,706
Community Health Systems, Inc. 6.25%, 3/31/23	50,000	46,063
Crestwood Midstream Partners L.P. 5.75%, 4/1/25	75,000	75,187
CSC Holdings LLC 5.25%, 6/1/24	75,000	71,062
DaVita, Inc. 5.75%, 8/15/22	100,000	101,750
Dell International LLC 7.13%, 6/15/24(b)	50,000	53,017
Diamond Offshore Drilling, Inc. 4.88%, 11/1/43	50,000	36,250
DISH DBS Corp. 5.00%, 3/15/23	76,000	66,215
5.88%, 11/15/24	25,000	21,250
DPL, Inc. 7.25%, 10/15/21	100,000	108,360
Encompass Health Corp. 5.75%, 11/1/24	50,000	50,217
Endo Finance LLC 5.38%, 1/15/23(b)	75,000	60,375
Envision Healthcare Corp. 5.63%, 7/15/22	50,000	50,906
Equinix, Inc. 5.88%, 1/15/26	50,000	50,775
ESH Hospitality, Inc. 5.25%, 5/1/25(b)	50,000	48,375
First Data Corp. 7.00%, 12/1/23(b)	146,000	152,436
Freeport-McMoRan, Inc. 3.88%, 3/15/23	50,000	47,375
5.45%, 3/15/43	50,000	44,110
Frontier Communications Corp. 6.88%, 1/15/25	75,000	48,656
11.00%, 9/15/25(a)	50,000	40,235
Golden Nugget, Inc. 6.75%, 10/15/24(b)	50,000	50,134
Gray Television, Inc. 5.88%, 7/15/26(b)	75,000	71,531
Hanesbrands, Inc. 4.88%, 5/15/26(b)	50,000	48,500
HCA, Inc. 4.75%, 5/1/23	147,000	147,000
HRG Group, Inc. 7.75%, 1/15/22	96,000	98,880
Iron Mountain, Inc. 5.25%, 3/15/28(b)	50,000	46,520
JBS USA LUX S.A. 5.75%, 6/15/25(b)	50,000	46,750
Kindred Healthcare, Inc. 8.75%, 1/15/23	76,000	80,988
KLX, Inc. 5.88%, 12/1/22(b)	72,000	75,060
L Brands, Inc. 6.88%, 11/1/35	75,000	67,125
Level 3 Financing, Inc. 5.38%, 5/1/25	50,000	48,250
LPL Holdings, Inc. 5.75%, 9/15/25(b)	50,000	48,750
Meredith Corp. 6.88%, 2/1/26(b)	50,000	49,438
Navient Corp. 6.13%, 3/25/24	122,000	121,085
Nexstar Broadcasting, Inc. 5.63%, 8/1/24(b)	100,000	97,000
Nielsen Finance LLC 5.00%, 4/15/22(b)	100,000	98,510
NRG Energy, Inc. 7.25%, 5/15/26	75,000	80,250
Olin Corp. 5.13%, 9/15/27	50,000	48,750
PBF Holding Co. LLC 7.00%, 11/15/23	75,000	78,000
Platform Specialty Products Corp. 6.50%, 2/1/22(b)	83,000	84,660
Post Holdings, Inc. 5.75%, 3/1/27(b)	100,000	97,250
PulteGroup, Inc. 5.00%, 1/15/27	75,000	71,531
Scientific Games International, Inc. 10.00%, 12/1/22	106,000	113,496

See Notes to Financial Statements.

WisdomTree Trust	113

Schedule of Investments (concluded)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

June 30, 2018

Investments	Principal Amount	Value
Sirius XM Radio, Inc. 5.38%, 7/15/26(b)	$50,000	$48,250
Six Flags Entertainment Corp. 4.88%, 7/31/24(b)	45,000	43,931
Springleaf Finance Corp. 7.75%, 10/1/21	60,000	64,725
T-Mobile USA, Inc. 6.00%, 3/1/23	89,000	92,159
Tenet Healthcare Corp. 6.75%, 6/15/23(a)	50,000	49,938
5.13%, 5/1/25(b)	50,000	47,719
TransDigm, Inc. 6.38%, 6/15/26	75,000	74,625
Transocean, Inc. 7.50%, 1/15/26(b)	50,000	50,906
TreeHouse Foods, Inc. 6.00%, 2/15/24(a)(b)	69,000	70,466
United Rentals North America, Inc. 5.88%, 9/15/26	50,000	50,687
United States Steel Corp. 6.88%, 8/15/25	50,000	50,548
Valeant Pharmaceuticals International, Inc. 7.25%, 7/15/22(b)	100,000	102,416
WellCare Health Plans, Inc. 5.25%, 4/1/25	50,000	49,875
Western Digital Corp. 4.75%, 2/15/26	50,000	48,719
Wynn Las Vegas LLC 4.25%, 5/30/23(b)	75,000	71,531
TOTAL CORPORATE BONDS (Cost: $4,806,477)		4,777,351

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.9%
United States – 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c)
(Cost: $196,263)(d)	196,263	196,263
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $5,002,740)		4,973,614
Other Assets less Liabilities – 0.1%		3,830

NET ASSETS – 100.0%		$4,977,444

(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.

(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $189,304 and the total market value of the collateral held by the Fund was $196,263.

See Notes to Financial Statements.

114	WisdomTree Trust

Schedule of Investments

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

June 30, 2018

Investments	Principal Amount	Value
CORPORATE BONDS – 98.0%
United States – 98.0%
Abbott Laboratories 2.00%, 3/15/20	$60,000	$59,026
2.90%, 11/30/21	30,000	29,552
AbbVie, Inc. 2.85%, 5/14/23	37,000	35,675
Air Lease Corp. 2.75%, 1/15/23	18,000	17,164
Altria Group, Inc. 9.25%, 8/6/19	83,000	88,673
American Express Co. 2.50%, 8/1/22	39,000	37,435
American Honda Finance Corp. 2.45%, 9/24/20	49,000	48,397
American International Group, Inc. 3.38%, 8/15/20	48,000	48,110
3.30%, 3/1/21	86,000	85,994
Amgen, Inc. 3.88%, 11/15/21	47,000	47,709
Analog Devices, Inc. 2.50%, 12/5/21	10,000	9,697
Anthem, Inc. 3.13%, 5/15/22	24,000	23,664
Apple, Inc. 2.25%, 2/23/21	63,000	61,928
AT&T, Inc. 3.00%, 2/15/22	101,000	98,698
3.60%, 2/17/23	29,000	28,601
Bank of America Corp. 5.70%, 1/24/22	53,000	57,075
3.30%, 1/11/23	23,000	22,677
Bank of New York Mellon Corp. (The) 2.05%, 5/3/21	114,000	110,490
Baxter International, Inc. 1.70%, 8/15/21	22,000	20,912
BB&T Corp. 5.25%, 11/1/19	46,000	47,277
Becton Dickinson and Co. 2.89%, 6/6/22	34,000	32,916
Block Financial LLC 5.50%, 11/1/22	11,000	11,385
Broadcom Corp. 2.65%, 1/15/23	36,000	33,938
Campbell Soup Co. 3.65%, 3/15/23	23,000	22,607
Capital One Financial Corp. 4.75%, 7/15/21	49,000	50,679
Cardinal Health, Inc. 1.95%, 6/14/19	62,000	61,499
CBS Corp. 2.50%, 2/15/23	28,000	26,348
Celgene Corp. 2.88%, 8/15/20	52,000	51,628
Chevron Corp. 1.96%, 3/3/20	71,000	70,116
Cisco Systems, Inc. 2.60%, 2/28/23	17,000	16,546
Citigroup, Inc. 2.65%, 10/26/20	96,000	94,751
2.75%, 4/25/22	34,000	32,940
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/22	14,000	17,220
Comcast Corp. 2.75%, 3/1/23	29,000	27,896
Consolidated Edison, Inc. 2.00%, 5/15/21	75,000	72,421
Constellation Brands, Inc. 3.75%, 5/1/21	33,000	33,339
CVS Health Corp. 2.80%, 7/20/20	120,000	118,926
3.70%, 3/9/23	45,000	44,820
Discovery Communications LLC 3.30%, 5/15/22	18,000	17,706
Dominion Energy, Inc. 2.58%, 7/1/20	49,000	48,305
Dow Chemical Co. (The) 4.25%, 11/15/20	79,000	80,736
Duke Energy Corp. 2.40%, 8/15/22	32,000	30,807
eBay, Inc. 2.60%, 7/15/22	22,000	21,027
Edison International 2.13%, 4/15/20	11,000	10,790
EI du Pont de Nemours & Co. 2.80%, 2/15/23	23,000	22,318
Exelon Corp. 3.50%, 6/1/22	44,000	43,530
Express Scripts Holding Co. 2.60%, 11/30/20	31,000	30,423
Fidelity National Information Services, Inc. 3.63%, 10/15/20	39,000	39,266
General Dynamics Corp. 2.25%, 11/15/22	19,000	18,214
General Mills, Inc. 2.60%, 10/12/22	25,000	23,885
General Motors Financial Co., Inc. 3.45%, 1/14/22	64,000	63,133
3.45%, 4/10/22	44,000	43,273
3.70%, 5/9/23	22,000	21,607
Gilead Sciences, Inc. 4.40%, 12/1/21	35,000	36,205
Goldman Sachs Group, Inc. (The) 5.25%, 7/27/21	108,000	113,549
Hartford Financial Services Group, Inc. (The) 5.50%, 3/30/20	25,000	25,980
Hewlett Packard Enterprise Co. 3.60%, 10/15/20	46,000	46,243
HP, Inc. 4.30%, 6/1/21	36,000	36,923
HSBC USA, Inc. 2.35%, 3/5/20	100,000	98,856

See Notes to Financial Statements.

WisdomTree Trust	115

Schedule of Investments (concluded)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

June 30, 2018

Investments	Principal Amount	Value
JPMorgan Chase & Co. 2.75%, 6/23/20	$128,000	$126,898
4.40%, 7/22/20	71,000	72,750
KeyCorp 5.10%, 3/24/21	27,000	28,208
Kraft Heinz Foods Co. 2.80%, 7/2/20	39,000	38,739
Kroger Co. (The) 2.30%, 1/15/19	14,000	13,955
3.40%, 4/15/22	26,000	25,844
Laboratory Corp. of America Holdings 3.20%, 2/1/22	26,000	25,742
Lockheed Martin Corp. 2.50%, 11/23/20	155,000	153,063
Macy’s Retail Holdings, Inc. 2.88%, 2/15/23	28,000	26,367
Marriott International, Inc. 2.30%, 1/15/22	27,000	25,917
McDonald’s Corp. 2.63%, 1/15/22	19,000	18,635
Medtronic, Inc. 3.15%, 3/15/22	26,000	25,805
Microsoft Corp. 1.10%, 8/8/19	57,000	56,115
Molson Coors Brewing Co. 2.10%, 7/15/21	15,000	14,394
Morgan Stanley 2.38%, 7/23/19	52,000	51,710
5.50%, 7/28/21	81,000	85,773
2.75%, 5/19/22	40,000	38,771
National Oilwell Varco, Inc. 2.60%, 12/1/22	23,000	21,846
Newell Brands, Inc. 3.85%, 4/1/23	23,000	22,680
Northrop Grumman Corp. 2.55%, 10/15/22	23,000	22,176
NVIDIA Corp. 2.20%, 9/16/21	15,000	14,578
Omnicom Group, Inc. 4.45%, 8/15/20	40,000	40,985
Oracle Corp. 3.88%, 7/15/20	26,000	26,507
Philip Morris International, Inc. 2.38%, 8/17/22	21,000	20,109
QUALCOMM, Inc. 2.25%, 5/20/20	26,000	25,628
2.60%, 1/30/23	22,000	21,051
Republic Services, Inc. 3.55%, 6/1/22	25,000	25,181
Reynolds American, Inc. 4.00%, 6/12/22	26,000	26,186
Roper Technologies, Inc. 3.13%, 11/15/22	10,000	9,791
Santander Holdings USA, Inc. 2.70%, 5/24/19	22,000	21,939
Sempra Energy 2.90%, 2/1/23	32,000	31,098
Sherwin-Williams Co. (The) 2.25%, 5/15/20	24,000	23,612
Southern Co. (The) 2.35%, 7/1/21	26,000	25,203
Synchrony Financial 2.70%, 2/3/20	95,000	94,034
Tech Data Corp. 3.70%, 2/15/22	30,000	29,366
Thermo Fisher Scientific, Inc. 3.30%, 2/15/22	39,000	38,805
Toyota Motor Credit Corp. 2.10%, 1/17/19	39,000	38,913
3.30%, 1/12/22	36,000	36,117
Tyson Foods, Inc. 2.65%, 8/15/19	54,000	53,798
United Parcel Service, Inc. 3.13%, 1/15/21	95,000	95,507
United Technologies Corp. 3.10%, 6/1/22	27,000	26,686
UnitedHealth Group, Inc. 1.90%, 7/16/18	79,000	78,986
1.95%, 10/15/20	39,000	38,062
Verizon Communications, Inc. 2.63%, 2/21/20	67,000	66,806
Viacom, Inc. 4.50%, 3/1/21	45,000	45,811
Walgreens Boots Alliance, Inc. 2.70%, 11/18/19	97,000	96,626
Warner Media LLC 4.88%, 3/15/20	46,000	47,247
Wells Fargo & Co. 2.15%, 1/30/20, Series N	40,000	39,448
2.55%, 12/7/20	35,000	34,459
4.60%, 4/1/21	64,000	66,108
TOTAL CORPORATE BONDS (Cost: $4,893,809)		4,805,540
FOREIGN CORPORATE BOND – 0.7%
Germany – 0.7%
Deutsche Bank AG 2.70%, 7/13/20
(Cost: $35,326)	36,000	35,029
TOTAL INVESTMENTS IN SECURITIES – 98.7% (Cost: $4,929,135)		4,840,569
Other Assets less Liabilities – 1.3%		62,770

NET ASSETS – 100.0%		$4,903,339

See Notes to Financial Statements.

116	WisdomTree Trust

Schedule of Investments

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

June 30, 2018

Investments	Principal Amount	Value
CORPORATE BONDS – 95.6%
United States – 95.6%
ADT Corp. (The) 6.25%, 10/15/21	$50,000	$52,000
Arconic, Inc. 5.40%, 4/15/21	100,000	103,125
Cablevision Systems Corp. 8.00%, 4/15/20	69,000	72,602
California Resources Corp. 8.00%, 12/15/22(a)	100,000	91,250
CCO Holdings LLC 5.13%, 2/15/23	100,000	99,219
Centene Corp. 5.63%, 2/15/21	50,000	51,181
CenturyLink, Inc. 5.63%, 4/1/20, Series V	100,000	101,500
5.80%, 3/15/22, Series T	50,000	49,750
Cequel Communications Holdings I LLC 5.13%, 12/15/21(a)	50,000	49,938
Clean Harbors, Inc. 5.13%, 6/1/21	50,000	50,313
CommScope, Inc. 5.00%, 6/15/21(a)	50,000	50,188
Community Health Systems, Inc. 5.13%, 8/1/21(b)	50,000	46,500
Crown Americas LLC 4.50%, 1/15/23	50,000	49,125
CSC Holdings LLC 8.63%, 2/15/19	50,000	51,562
Dell International LLC 5.88%, 6/15/21(a)	100,000	101,612
Denbury Resources, Inc. 9.00%, 5/15/21(a)	50,000	53,110
DISH DBS Corp. 7.88%, 9/1/19	77,000	80,080
5.13%, 5/1/20	100,000	99,375
DPL, Inc. 7.25%, 10/15/21	50,000	54,180
Endo Finance LLC 5.75%, 1/15/22(a)	100,000	90,000
Envision Healthcare Corp. 5.13%, 7/1/22(a)	100,000	101,375
Freeport-McMoRan, Inc. 3.88%, 3/15/23	100,000	94,750
Frontier Communications Corp. 6.25%, 9/15/21	25,000	22,325
8.75%, 4/15/22	50,000	42,500
10.50%, 9/15/22(b)	100,000	91,250
Gap, Inc. (The) 5.95%, 4/12/21	50,000	52,397
Genworth Holdings, Inc. 7.63%, 9/24/21	50,000	51,306
HCA, Inc. 5.88%, 3/15/22	150,000	156,750
Hughes Satellite Systems Corp. 6.63%, 8/1/26	50,000	46,375
Huntsman International LLC 4.88%, 11/15/20	92,000	93,725
JBS USA LUX S.A. 7.25%, 6/1/21(a)	100,000	101,500
Kindred Healthcare, Inc. 8.00%, 1/15/20	50,000	53,825
Level 3 Parent LLC 5.75%, 12/1/22	50,000	50,125
LifePoint Health, Inc. 5.50%, 12/1/21	50,000	50,125
Men’s Wearhouse, Inc. (The) 7.00%, 7/1/22	28,000	28,910
MGM Resorts International 8.63%, 2/1/19	69,000	71,070
6.75%, 10/1/20	112,000	117,600
Navient Corp. 4.88%, 6/17/19	47,000	47,294
8.00%, 3/25/20	145,000	153,337
NCR Corp. 5.00%, 7/15/22	100,000	99,500
Nielsen Finance LLC 4.50%, 10/1/20	83,000	83,104
NRG Energy, Inc. 6.25%, 7/15/22	50,000	51,577
PBF Logistics L.P. 6.88%, 5/15/23	40,000	40,550
Plantronics, Inc. 5.50%, 5/31/23(a)	50,000	50,150
Platform Specialty Products Corp. 6.50%, 2/1/22(a)	100,000	102,000
PulteGroup, Inc. 4.25%, 3/1/21	50,000	50,160
Rite Aid Corp. 6.13%, 4/1/23(a)	50,000	50,763
RR Donnelley & Sons Co. 7.88%, 3/15/21(b)	75,000	76,500
Scientific Games International, Inc. 10.00%, 12/1/22	100,000	107,072
Sealed Air Corp. 4.88%, 12/1/22(a)	50,000	50,688
Select Medical Corp. 6.38%, 6/1/21	50,000	50,869
SESI LLC 7.13%, 12/15/21	50,000	50,937
Sirius XM Radio, Inc. 3.88%, 8/1/22(a)	50,000	48,500
Springleaf Finance Corp. 5.25%, 12/15/19	96,000	97,440
Steel Dynamics, Inc. 5.13%, 10/1/21	50,000	50,563
Sunoco L.P. 4.88%, 1/15/23(a)	50,000	48,125
SUPERVALU, Inc. 6.75%, 6/1/21	22,000	22,488
Taylor Morrison Communities, Inc. 5.25%, 4/15/21(a)	50,000	50,063

See Notes to Financial Statements.

WisdomTree Trust	117

Schedule of Investments (concluded)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

June 30, 2018

Investments	Principal Amount	Value
TEGNA, Inc. 4.88%, 9/15/21(a)	$50,000	$50,000
Tenet Healthcare Corp. 6.00%, 10/1/20	50,000	51,562
8.13%, 4/1/22	50,000	52,463
TransDigm, Inc. 5.50%, 10/15/20	133,000	133,166
Transocean, Inc. 5.80%, 10/15/22(b)	50,000	49,750
TreeHouse Foods, Inc. 4.88%, 3/15/22	50,000	50,360
Tribune Media Co. 5.88%, 7/15/22	50,000	50,713
Valeant Pharmaceuticals International, Inc. 6.75%, 8/15/21(a)	50,000	50,563
7.25%, 7/15/22(a)	100,000	102,416
Windstream Services LLC 8.63%, 10/31/25(a)	76,000	72,580
XPO Logistics, Inc. 6.50%, 6/15/22(a)	50,000	51,312
Zayo Group LLC 6.00%, 4/1/23	50,000	51,125
TOTAL CORPORATE BONDS (Cost: $4,772,601)		4,770,208
FOREIGN CORPORATE BOND – 1.0%
United Kingdom – 1.0%
Avon International Operations, Inc. 7.88%, 8/15/22(a)
(Cost: $51,348)	50,000	49,810

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.9%
United States – 4.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c)
(Cost: $246,633)(d)	246,633	246,633
TOTAL INVESTMENTS IN SECURITIES – 101.5% (Cost: $5,070,582)		5,066,651
Other Assets less Liabilities – (1.5)%		(75,772)

NET ASSETS – 100.0%		$4,990,879
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.

(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $237,090 and the total market value of the collateral held by the Fund was $246,633.

See Notes to Financial Statements.

118	WisdomTree Trust

Schedule of Investments

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS – 98.9%
United States – 98.9%
Aerospace & Defense—0.6%
Boeing Co. (The)	152	$50,998
Air Freight & Logistics – 3.7%
Expeditors International of Washington, Inc.	3,317	242,472
United Parcel Service, Inc. Class B	851	90,402

Total Air Freight & Logistics		332,874
Airlines – 1.0%
Alaska Air Group, Inc.	1,443	87,143
Auto Components – 0.7%
Lear Corp.	357	66,334
Automobiles – 1.2%
Harley-Davidson, Inc.	2,469	103,896
Banks – 1.0%
BankUnited, Inc.	2,137	87,297
Biotechnology – 0.6%
United Therapeutics Corp.*	509	57,593
Capital Markets – 1.6%
CME Group, Inc.	890	145,889
Chemicals—1.0%
Huntsman Corp.	3,142	91,746
Commercial Services & Supplies – 0.6%
Pitney Bowes, Inc.	6,427	55,079
Communications Equipment – 2.3%
Arista Networks, Inc.*	233	59,995
Ciena Corp.*	2,832	75,077
Lumentum Holdings, Inc.*	1,227	71,043

Total Communications Equipment		206,115
Construction & Engineering – 0.5%
KBR, Inc.	2,507	44,926
Consumer Finance – 0.6%
Santander Consumer USA Holdings, Inc.	2,770	52,879
Diversified Consumer Services – 1.1%
H&R Block, Inc.	4,436	101,052
Diversified Telecommunication Services – 1.6%
AT&T, Inc.	3,049	97,903
Verizon Communications, Inc.	970	48,801

Total Diversified Telecommunication Services		146,704
Electric Utilities – 2.7%
Portland General Electric Co.	2,526	108,012
PPL Corp.	788	22,497
Southern Co. (The)	2,381	110,264

Total Electric Utilities		240,773
Electronic Equipment, Instruments & Components – 1.4%
Coherent, Inc.*	441	68,981
Rogers Corp.*	519	57,848

Total Electronic Equipment, Instruments & Components		126,829
Equity Real Estate Investment Trusts (REITs) – 3.9%
Duke Realty Corp.	3,921	113,827
Park Hotels & Resorts, Inc.	3,653	111,891
Weingarten Realty Investors	4,295	132,329

Total Equity Real Estate Investment Trusts (REITs)		358,047
Food Products – 4.6%
Hershey Co. (The)	1,579	146,942
Hormel Foods Corp.	4,408	164,022
Sanderson Farms, Inc.	1,021	107,358

Total Food Products		418,322
Health Care Equipment & Supplies – 1.6%
Hologic, Inc.*	2,041	81,130
Zimmer Biomet Holdings, Inc.	581	64,746

Total Health Care Equipment & Supplies		145,876
Health Care Providers & Services – 7.3%
Anthem, Inc.	322	76,646
Humana, Inc.	261	77,681
Laboratory Corp. of America Holdings*	436	78,275
MEDNAX, Inc.*	5,208	225,402
Patterson Cos., Inc.	2,440	55,315
Quest Diagnostics, Inc.	720	79,157
Universal Health Services, Inc. Class B	665	74,108

Total Health Care Providers & Services		666,584
Hotels, Restaurants & Leisure – 3.6%
Cracker Barrel Old Country Store, Inc.(a)	1,353	211,352
Las Vegas Sands Corp.	653	49,863
Wyndham Destinations, Inc.	635	28,112
Wyndham Hotels & Resorts, Inc.	635	37,357

Total Hotels, Restaurants & Leisure		326,684
Household Products – 1.7%
Clorox Co. (The)	579	78,310
Colgate-Palmolive Co.	627	40,636
Kimberly-Clark Corp.	368	38,765

Total Household Products		157,711
Insurance – 8.4%
Aflac, Inc.	2,918	125,532
Allstate Corp. (The)	1,010	92,183
American National Insurance Co.	820	98,064
Cincinnati Financial Corp.	1,516	101,360
Lincoln National Corp.	453	28,199
Principal Financial Group, Inc.	831	44,002
Prudential Financial, Inc.	426	39,835
Reinsurance Group of America, Inc.	903	120,532
Torchmark Corp.	1,378	112,183

Total Insurance		761,890
Internet Software & Services – 2.8%
Facebook, Inc. Class A*	967	187,907

See Notes to Financial Statements.

WisdomTree Trust	119

Schedule of Investments (continued)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

June 30, 2018

Investments	Shares	Value
Match Group, Inc.*(a)	1,716	$66,478

Total Internet Software & Services		254,385
IT Services – 7.4%
Jack Henry & Associates, Inc.	1,700	221,612
Paychex, Inc.	1,539	105,191
Syntel, Inc.*	8,160	261,854
Total System Services, Inc.	949	80,210

Total IT Services		668,867
Life Sciences Tools & Services – 1.1%
IQVIA Holdings, Inc.*	1,029	102,715
Media – 3.0%
Comcast Corp. Class A	2,268	74,413
Omnicom Group, Inc.	1,311	99,990
Sinclair Broadcast Group, Inc. Class A	1,672	53,755
Viacom, Inc. Class B	1,429	43,099

Total Media		271,257
Metals & Mining – 1.5%
Alcoa Corp.*	1,492	69,945
Freeport-McMoRan, Inc.	3,782	65,277

Total Metals & Mining		135,222
Multiline Retail – 3.8%
Macy’s, Inc.	2,903	108,659
Nordstrom, Inc.	2,281	118,110
Target Corp.	1,539	117,149

Total Multiline Retail		343,918
Oil, Gas & Consumable Fuels – 6.2%
Laredo Petroleum, Inc.*	5,819	55,979
PBF Energy, Inc. Class A	3,550	148,851
Peabody Energy Corp.	2,643	120,204
Southwestern Energy Co.*	31,683	167,920
Williams Cos., Inc. (The)	2,722	73,793

Total Oil, Gas & Consumable Fuels		566,747
Pharmaceuticals – 0.9%
Pfizer, Inc.	2,354	85,403
Professional Services – 1.5%
Insperity, Inc.	802	76,390
Robert Half International, Inc.	929	60,478

Total Professional Services		136,868
Real Estate Management & Development – 0.4%
Realogy Holdings Corp.(a)	1,684	38,395
Semiconductors & Semiconductor Equipment – 6.6%
Advanced Energy Industries, Inc.*	1,304	75,749
Applied Materials, Inc.	1,300	60,047
Lam Research Corp.	377	65,164
Microchip Technology, Inc.	1,229	111,778
Micron Technology, Inc.*	1,117	58,575
NVIDIA Corp.	259	61,357
ON Semiconductor Corp.*	2,169	48,228
Teradyne, Inc.	2,153	81,965
Universal Display Corp.	407	35,002

Total Semiconductors & Semiconductor Equipment		597,865
Software – 3.8%
Adobe Systems, Inc.*	692	168,716
Qualys, Inc.*	729	61,455
SS&C Technologies Holdings, Inc.	2,223	115,374

Total Software		345,545
Specialty Retail – 0.8%
Lowe’s Cos., Inc.	795	75,978
Technology Hardware, Storage & Peripherals – 2.7%
Apple, Inc.	561	103,847
HP, Inc.	2,948	66,890
Western Digital Corp.	977	75,629

Total Technology Hardware, Storage & Peripherals		246,366
Tobacco – 0.3%
Philip Morris International, Inc.	291	23,495
Trading Companies & Distributors – 2.8%
Fastenal Co.	1,503	72,340
GATX Corp.	718	53,297
Watsco, Inc.	743	132,462

Total Trading Companies & Distributors		258,099
TOTAL COMMON STOCKS (Cost: $8,767,318)		8,984,366
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%
United States – 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(b)
(Cost: $169,356)(c)	169,356	169,356
TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $8,936,674)		9,153,722
Other Assets less Liabilities – (0.8)%		(68,574)

NET ASSETS – 100.0%		$9,085,148
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2018.

(c)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $279,517 and the total market value of the collateral held by the Fund was $292,396. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $123,040.

See Notes to Financial Statements.

120	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
TOTAL RETURN SWAPS – SHORT EXPOSURE TO REFERENCE ENTITY (OTC – OVER THE COUNTER)
							Value
Fund Pays Total Return of Reference Entity	Fund Receives Variable Rate (per annum)	Counterparty	Termination Date	Notional Amount	Upfront Premiums Paid	Upfront Premiums Received	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	2.21% (1-Month London Interbank Offered Rate plus 0.20%), Monthly	Bank of America Merrill Lynch	8/2/18	$324,030	$—	$—	$3,498	$—
S&P 500 Index	2.41% (1-Month London Interbank Offered Rate plus 0.40%), Monthly	Bank of America Merrill Lynch	11/2/18	178,217	—	—	1,950	—
S&P 500 Index	2.36% (1-Month London Interbank Offered Rate plus 0.35%), Monthly	Bank of America Merrill Lynch	12/4/18	502,246	—	—	5,476	—
S&P 500 Index	2.31% (1-Month London Interbank Offered Rate plus 0.30%), Monthly	Bank of America Merrill Lynch	6/4/19	615,657	—	—	6,691	—
S&P 500 Index	2.62% (1-Month London Interbank Offered Rate plus 0.61%), Monthly	Citigroup	3/4/19	896,483	—	—	9,943	—
S&P 500 Index	2.26% (1-Month London Interbank Offered Rate plus 0.25%), Monthly	Citigroup	4/2/19	1,015,294	—	—	10,997	—
S&P 500 Index	2.63% (1-Month London Interbank Offered Rate plus 0.62%), Monthly	Goldman Sachs	3/4/19	901,883	—	—	10,010	—
S&P 500 Index	2.21% (1-Month London Interbank Offered Rate plus 0.20%), Monthly	Goldman Sachs	5/2/19	329,431	—	—	3,556	—
S&P 500 Index	2.26% (1-Month London Interbank Offered Rate plus 0.25%), Monthly	Goldman Sachs	6/4/19	443,175	—	—	10,259	—
S&P 500 Index	2.21% (1-Month London Interbank Offered Rate plus 0.20%), Monthly	Morgan Stanley & Co.	8/2/18	415,838	—	—	4,489	—
S&P 500 Index	2.48% (1-Month London Interbank Offered Rate plus 0.47%), Monthly	Morgan Stanley & Co.	11/2/18	226,821	—	—	2,493	—
S&P 500 Index	2.21% (1-Month London Interbank Offered Rate plus 0.20%), Monthly	Morgan Stanley & Co.	12/4/18	496,846	—	—	5,364	—
S&P 500 Index	2.21% (1-Month London Interbank Offered Rate plus 0.20%), Monthly	Morgan Stanley & Co.	6/4/19	536,160	—	—	12,372	—
				$6,882,081			$87,098	$—

See Notes to Financial Statements.

WisdomTree Trust	121

Schedule of Investments

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 0.6%
Boeing Co. (The)	2,086	$699,874
Air Freight & Logistics – 3.7%
Expeditors International of Washington, Inc.	46,279	3,382,995
United Parcel Service, Inc. Class B	12,233	1,299,511

Total Air Freight & Logistics		4,682,506
Airlines – 1.0%
Alaska Air Group, Inc.	20,860	1,259,735
Auto Components – 0.7%
Lear Corp.	4,941	918,087
Automobiles – 1.2%
Harley-Davidson, Inc.	36,029	1,516,100
Banks – 1.0%
BankUnited, Inc.	29,810	1,217,739
Biotechnology – 0.6%
United Therapeutics Corp.*	7,052	797,934
Capital Markets – 1.6%
CME Group, Inc.	12,453	2,041,296
Chemicals – 1.0%
Huntsman Corp.	43,279	1,263,747
Commercial Services & Supplies – 0.6%
Pitney Bowes, Inc.	88,650	759,731
Communications Equipment – 2.4%
Arista Networks, Inc.*	3,573	920,012
Ciena Corp.*	40,912	1,084,577
Lumentum Holdings, Inc.*	16,668	965,077

Total Communications Equipment		2,969,666
Construction & Engineering – 0.5%
KBR, Inc.	34,448	617,308
Consumer Finance – 0.6%
Santander Consumer USA Holdings, Inc.	38,883	742,276
Diversified Consumer Services – 1.1%
H&R Block, Inc.	58,995	1,343,906
Diversified Telecommunication Services – 1.6%
AT&T, Inc.	43,248	1,388,693
Verizon Communications, Inc.	12,780	642,962

Total Diversified Telecommunication Services		2,031,655
Electric Utilities – 2.7%
Portland General Electric Co.	36,245	1,549,836
PPL Corp.	7,344	209,671
Southern Co. (The)	36,359	1,683,786

Total Electric Utilities		3,443,293
Electronic Equipment, Instruments & Components – 1.4%
Coherent, Inc.*	6,051	946,497
Rogers Corp.*	7,125	794,153

Total Electronic Equipment, Instruments & Components		1,740,650
Equity Real Estate Investment Trusts (REITs) – 4.0%
Duke Realty Corp.	50,783	1,474,230
Park Hotels & Resorts, Inc.	53,304	1,632,702
Weingarten Realty Investors	61,969	1,909,265

Total Equity Real Estate Investment Trusts (REITs)		5,016,197
Food Products – 4.7%
Hershey Co. (The)	21,727	2,021,915
Hormel Foods Corp.	63,435	2,360,416
Sanderson Farms, Inc.	14,994	1,576,619

Total Food Products		5,958,950
Health Care Equipment & Supplies – 1.7%
Hologic, Inc.*	29,655	1,178,786
Zimmer Biomet Holdings, Inc.	8,484	945,457

Total Health Care Equipment & Supplies		2,124,243
Health Care Providers & Services – 7.3%
Anthem, Inc.	4,351	1,035,668
Humana, Inc.	3,608	1,073,849
Laboratory Corp. of America Holdings*	5,918	1,062,459
MEDNAX, Inc.*	71,625	3,099,930
Patterson Cos., Inc.	35,401	802,541
Quest Diagnostics, Inc.	9,216	1,013,207
Universal Health Services, Inc. Class B	9,754	1,086,986

Total Health Care Providers & Services		9,174,640
Hotels, Restaurants & Leisure – 3.5%
Cracker Barrel Old Country Store, Inc.(a)	18,694	2,920,190
Las Vegas Sands Corp.	8,773	669,906
Wyndham Destinations, Inc.	7,366	326,093
Wyndham Hotels & Resorts, Inc.	8,655	509,173

Total Hotels, Restaurants & Leisure		4,425,362
Household Products – 1.8%
Clorox Co. (The)	7,971	1,078,078
Colgate-Palmolive Co.	10,780	698,652
Kimberly-Clark Corp.	4,368	460,125

Total Household Products		2,236,855
Insurance – 8.4%
Aflac, Inc.	42,314	1,820,348
Allstate Corp. (The)	13,650	1,245,835
American National Insurance Co.	11,662	1,394,659
Cincinnati Financial Corp.	22,259	1,488,237
Lincoln National Corp.	6,106	380,099
Principal Financial Group, Inc.	10,520	557,034
Prudential Financial, Inc.	6,455	603,607
Reinsurance Group of America, Inc.	11,573	1,544,764
Torchmark Corp.	19,434	1,582,122

Total Insurance		10,616,705

See Notes to Financial Statements.

122	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

June 30, 2018

Investments	Shares	Value
Internet Software & Services – 2.9%
Facebook, Inc. Class A*	13,421	$2,607,968
Match Group, Inc.*(a)	25,724	996,548

Total Internet Software & Services		3,604,516
IT Services – 7.4%
Jack Henry & Associates, Inc.	23,372	3,046,774
Paychex, Inc.	22,479	1,536,439
Syntel, Inc.*	111,730	3,585,416
Total System Services, Inc.	13,350	1,128,342

Total IT Services		9,296,971
Life Sciences Tools & Services – 1.1%
IQVIA Holdings, Inc.*	13,974	1,394,885
Media – 3.1%
Comcast Corp. Class A	34,017	1,116,098
Omnicom Group, Inc.	19,436	1,482,384
Sinclair Broadcast Group, Inc. Class A	23,641	760,058
Viacom, Inc. Class B	18,498	557,899

Total Media		3,916,439
Metals & Mining – 1.5%
Alcoa Corp.*	20,803	975,245
Freeport-McMoRan, Inc.	52,366	903,837

Total Metals & Mining		1,879,082
Multiline Retail – 3.8%
Macy’s, Inc.	40,295	1,508,242
Nordstrom, Inc.	31,594	1,635,937
Target Corp.	21,984	1,673,422

Total Multiline Retail		4,817,601
Oil, Gas & Consumable Fuels – 6.2%
Laredo Petroleum, Inc.*	78,073	751,062
PBF Energy, Inc. Class A	49,199	2,062,914
Peabody Energy Corp.	36,534	1,661,566
Southwestern Energy Co.*	434,290	2,301,737
Williams Cos., Inc. (The)	39,733	1,077,162

Total Oil, Gas & Consumable Fuels		7,854,441
Pharmaceuticals – 1.0%
Pfizer, Inc.	34,295	1,244,223
Professional Services – 1.5%
Insperity, Inc.	10,748	1,023,747
Robert Half International, Inc.	12,575	818,633

Total Professional Services		1,842,380
Real Estate Management & Development – 0.4%
Realogy Holdings Corp.(a)	24,948	568,814
Semiconductors & Semiconductor Equipment – 6.6%
Advanced Energy Industries, Inc.*	17,945	1,042,425
Applied Materials, Inc.	17,716	818,302
Lam Research Corp.	4,905	847,829
Microchip Technology, Inc.	17,036	1,549,424
Micron Technology, Inc.*	17,763	931,492
NVIDIA Corp.	3,746	887,428
ON Semiconductor Corp.*	30,014	667,361
Teradyne, Inc.	30,068	1,144,689
Universal Display Corp.	5,532	475,752

Total Semiconductors & Semiconductor Equipment		8,364,702
Software – 3.7%
Adobe Systems, Inc.*	9,336	2,276,210
Qualys, Inc.*	9,730	820,239
SS&C Technologies Holdings, Inc.	31,250	1,621,875

Total Software		4,718,324
Specialty Retail – 0.9%
Lowe’s Cos., Inc.	11,755	1,123,425
Technology Hardware, Storage & Peripherals – 2.8%
Apple, Inc.	8,034	1,487,174
HP, Inc.	39,508	896,436
Western Digital Corp.	13,994	1,083,276

Total Technology Hardware, Storage & Peripherals		3,466,886
Tobacco – 0.3%
Philip Morris International, Inc.	3,968	320,376
Trading Companies & Distributors – 2.9%
Fastenal Co.	20,265	975,354
GATX Corp.	10,364	769,320
Watsco, Inc.	10,778	1,921,502

Total Trading Companies & Distributors		3,666,176
TOTAL COMMON STOCKS (Cost: $121,528,305)		125,677,696
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.3%
United States – 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(b)
(Cost: $2,889,918)(c)	2,889,918	2,889,918
TOTAL INVESTMENTS IN SECURITIES – 102.1% (Cost: $124,418,223)		128,567,614
Other Assets less Liabilities – (2.1)%		(2,675,843)

NET ASSETS – 100.0%		$125,891,771
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2018.

(c)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,036,875 and the total market value of the collateral held by the Fund was $4,193,679. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,303,761.

See Notes to Financial Statements.

WisdomTree Trust	123

Schedule of Investments

WisdomTree Balanced Income Fund (WBAL)

June 30, 2018

Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 100.0%
Domestic Equity – 30.5%
WisdomTree U.S. High Dividend Fund(a)	3,437	$240,384
WisdomTree U.S. LargeCap Dividend Fund(a)	1,364	122,419

Total Domestic Equity		362,803
Emerging Markets Equity – 7.3%
WisdomTree Emerging Markets Dividend Fund(a)	2,818	87,301
Fixed Income – 39.8%
iShares 20+ Year Treasury Bond ETF	268	32,621
iShares MBS ETF(b)	315	32,817
WisdomTree Emerging Markets Local Debt Fund(a)	1,077	37,049
WisdomTree Fundamental U.S. Corporate Bond Fund(a)	1,384	65,352
WisdomTree Interest Rate Hedged High Yield Bond Fund(a)	2,834	67,789
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	4,923	238,569

Total Fixed Income		474,197
International Equity – 22.4%
WisdomTree Dynamic Currency Hedged International Equity Fund(a)	4,099	118,584
WisdomTree International High Dividend Fund(a)	3,579	148,171

Total International Equity		266,755
TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,247,633)		1,191,056
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.1%
United States – 5.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c)
(Cost: $60,386)(d)	60,386	60,386
TOTAL INVESTMENTS IN SECURITIES – 105.1% (Cost: $1,308,019)		1,251,442
Other Assets less Liabilities – (5.1)%		(60,921)

NET ASSETS – 100.0%		$1,190,521
(a)	Affiliated company (See Note 3).

(b)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.

(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $32,817. The Fund also held collateral for securities on loan of $26,253 that were unsettled. The total market value of the collateral held by the Fund was $60,386.

See Notes to Financial Statements.

124	WisdomTree Trust

Statements of Assets and Liabilities

WisdomTree Trust

June 30, 2018

	WisdomTree Dynamic Currency Hedged Europe Equity Fund	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Dynamic Currency Hedged Japan Equity Fund
ASSETS:

Investments, at cost	$16,681,434	$247,371,851	$—	$17,087,764	$2,392,615

Investment in affiliates, at cost (Note 3)	—	—	19,857,296	—	—

Foreign currency, at cost	2,867	255,576	2,193	3,886	1,645
Investments in securities, at value[1,2] (Note 2)	16,380,639	260,740,430	—	17,287,966	2,802,474

Investment in affiliates, at value (Note 3)	—	—	19,718,373	—	—

Cash	10,389	20,874	25,980	1,691	3,214

Foreign currency, at value	2,885	255,164	2,156	3,897	1,640

Unrealized appreciation on foreign currency contracts	25,629	1,905,287	168,492	165,230	30,280

Receivables:

Investment securities sold	1,380	28,127	—	—	—

Dividends	12,189	940,867	7,723	23,504	5,064

Securities lending income	1,184	3,971	—	625	23

Foreign tax reclaims	19,136	721,349	—	5,019	54
Total Assets	16,453,431	264,616,069	19,922,724	17,487,932	2,842,749
LIABILITIES:

Unrealized depreciation on foreign currency contracts	6,130	108,793	4,858	2,846	116

Payables:

Cash collateral received for securities loaned (Note 2)	1,430	19,827	—	—	—

Investment securities purchased	39,205	2,279,981	180,201	151,686	18,517

Advisory fees (Note 3)	6,007	77,902	1,245	6,240	1,021

Service fees (Note 2)	61	979	56	66	11
Total Liabilities	52,833	2,487,482	186,360	160,838	19,665
NET ASSETS	$16,400,598	$262,128,587	$19,736,364	$17,327,094	$2,823,084
NET ASSETS:

Paid-in capital	$16,946,159	$260,011,877	$19,639,594	$17,581,881	$2,612,627

Undistributed net investment income	30,453	734,273	8,883	23,574	23,202

Accumulated net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(294,408)	(13,769,538)	63,213	(640,719)	(252,745)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(281,606)	15,151,975	24,674	362,358	440,000
NET ASSETS	$16,400,598	$262,128,587	$19,736,364	$17,327,094	$2,823,084
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	550,000	9,050,000	800,000	550,000	100,000
Net asset value per share	$29.82	$28.96	$24.67	$31.50	$28.23
[1] Includes market value of securities out on loan of:	—	$11,736	—	—	—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	125

Statements of Assets and Liabilities (continued)

WisdomTree Trust

June 30, 2018

	WisdomTree Emerging Markets Dividend Fund		WisdomTree Europe Domestic Economy Fund	WisdomTree Global ex-Mexico Equity Fund	WisdomTree Global Hedged SmallCap Dividend Fund		WisdomTree Global SmallCap Dividend Fund
ASSETS:

Investments, at cost	$33,956,838		$10,891,664	$233,641,880	$937,200		$21,009,333

Investment in affiliates, at cost (Note 3)	—		—	—	14,494,773		—

Foreign currency, at cost	20,326		4,816	79,921	1,831		34,160
Investments in securities, at value[2] (Note 2)	34,174,691	[1]	9,702,015	232,653,151 [1]	937,200		22,859,997	[1]

Investment in affiliates, at value (Note 3)	—		—	—	18,216,960	[1]	—

Cash	12,569		1,117	80,153	1,186		8,947

Foreign currency, at value	20,297		4,820	79,601	1,813		34,051

Unrealized appreciation on foreign currency contracts	—		0 †	—	157,505		—

Receivables:

Dividends	168,692		4,596	371,595	—		47,775

Securities lending income	217		103	3,235	979		1,260

Foreign tax reclaims	—		32,224	52,727	—		3,465
Total Assets	34,376,466		9,744,875	233,240,462	19,315,643		22,955,495
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—		—	—	4,982		—

Payables:

Cash collateral received for securities loaned (Note 2)	325,042		—	575,978	937,200		446,544

Investment securities purchased	—		—	—	151,065		—

Advisory fees (Note 3)	8,882		4,138	41,810	—		8,161

Service fees (Note 2)	122		37	920	68		83

Foreign capital gains tax	—		—	10,204	—		—
Total Liabilities	334,046		4,175	628,912	1,093,315		454,788
NET ASSETS	$34,042,420		$9,740,700	$232,611,550	$18,222,328		$22,500,707
NET ASSETS:

Paid-in capital	$33,927,833		$11,704,801	$234,401,607	$14,903,225		$21,532,539

Undistributed net investment income	129,089		73,135	234,683	819		45,193

Accumulated net realized loss on investments, payments by sub-advisor, futures contracts, foreign currency contracts and foreign currency related transactions	(231,831)		(847,148)	(1,017,484)	(556,408)		(927,405)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	217,329		(1,190,088)	(1,007,256)	3,874,692		1,850,380
NET ASSETS	$34,042,420		$9,740,700	$232,611,550	$18,222,328		$22,500,707
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,100,000		350,000	7,900,000	700,000		700,000
Net asset value per share	$30.95		$27.83	$29.44	$26.03		$32.14
† Amount represents less than $1.
[1] Includes market value of securities out on loan of:	$345,099		—	$799,675	$917,604		$837,827
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

126	WisdomTree Trust

Statements of Assets and Liabilities (continued)

WisdomTree Trust

June 30, 2018

	WisdomTree ICBCCS S&P China 500 Fund	WisdomTree Fundamental U.S. Corporate Bond Fund	WisdomTree Fundamental U.S. High Yield Corporate Bond Fund	WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund	WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund
ASSETS:

Investments, at cost	$15,030,394	$4,923,483	$5,002,740	$4,929,135	$5,070,582

Foreign currency, at cost	54,511	—	—	—	—

Investments in securities, at value[1,2] (Note 2)	12,797,947	4,719,810	4,973,614	4,840,569	5,066,651
Cash	13,335	5,167	124,858	16,593	71,205

Foreign currency, at value	53,522 [3]	—	—	—	—

Receivables:

Investment securities sold	—	—	—	—	22,864

Dividends	31,462	—	—	—	—

Securities lending income	121	—	79	—	133

Interest	—	54,470	76,741	46,920	78,243
Total Assets	12,896,387	4,779,447	5,175,292	4,904,082	5,239,096
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	49,376	—	196,263	—	246,633

Advisory fees (Note 3)	6,218	709	1,567	726	1,566

Service fees (Note 2)	50	17	18	17	18
Total Liabilities	55,644	726	197,848	743	248,217
NET ASSETS	$12,840,743	$4,778,721	$4,977,444	$4,903,339	$4,990,879
NET ASSETS:

Paid-in capital	$15,031,715	$4,998,603	$4,998,863	$5,000,691	$4,999,856

Undistributed net investment income	75,995	765	5,620	850	1,983

Accumulated net realized gain (loss) on investments and foreign currency related transactions	(33,526)	(16,974)	2,087	(9,636)	(7,029)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,233,441)	(203,673)	(29,126)	(88,566)	(3,931)
NET ASSETS	$12,840,743	$4,778,721	$4,977,444	$4,903,339	$4,990,879
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	450,004	100,000	100,000	100,000	100,000
Net asset value per share	$28.53	$47.79	$49.77	$49.03	$49.91
[1] Includes market value of securities out on loan of:	$97,655	—	$189,304	—	$237,090
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes $4,226 of foreign minimum reserve funds (Note 2).

See Notes to Financial Statements.

WisdomTree Trust	127

Statements of Assets and Liabilities (concluded)

WisdomTree Trust

June 30, 2018

	WisdomTree Dynamic Bearish U.S. Equity Fund	WisdomTree Dynamic Long/Short U.S. Equity Fund	WisdomTree Balanced Income Fund
ASSETS:

Investments, at cost	$8,936,674	$124,418,223	$127,504

Investment in affiliates, at cost (Note 3)	—	—	1,180,515
Investments in securities, at value[1,2] (Note 2)	9,153,722	128,567,614	125,824

Investment in affiliates, at value (Note 3)	—	—	1,125,618

Cash	4,778	89,381	576

Unrealized appreciation on swap contracts	87,098	—	—

Receivables:

Investment securities sold	—	—	1,189,257

Dividends	11,375	160,960	—

Securities lending income	974	14,867	124
Total Assets	9,257,947	128,832,822	2,441,399
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	169,356	2,889,918	60,386

Capital shares redeemed	—	—	1,190,424

Advisory fees (Note 3)	3,412	50,670	59

Service fees (Note 2)	31	463	9
Total Liabilities	172,799	2,941,051	1,250,878
NET ASSETS	$9,085,148	$125,891,771	$1,190,521
NET ASSETS:

Paid-in capital	$10,264,457	$124,041,967	$1,245,469

Undistributed net investment income (Accumulated net investment loss)	(359,201)	1,273,222	2,483

Accumulated net realized loss on investments and swap contracts	(1,124,254)	(3,572,809)	(854)

Net unrealized appreciation (depreciation) on investments and swap contracts	304,146	4,149,391	(56,577)
NET ASSETS	$9,085,148	$125,891,771	$1,190,521
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	350,000	3,800,000	50,004
Net asset value per share	$25.96	$33.13	$23.81
[1] Includes market value of securities out on loan of:	$279,517	$4,036,875	$32,817
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

128	WisdomTree Trust

Statements of Operations

WisdomTree Trust

For the Year Ended June 30, 2018

	WisdomTree Dynamic Currency Hedged Europe Equity Fund	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Dynamic Currency Hedged Japan Equity Fund
INVESTMENT INCOME:

Dividends[1]	$514,675	$16,729,108	$—	$391,562	$67,892

Dividends from affiliates (Note 3)	—	—	154,379	—	—

Non-cash dividends	39,393	469,952	—	5,848	—

Securities lending income (Note 2)	8,672	191,108	—	10,124	477
Total investment income	562,740	17,390,168	154,379	407,534	68,369
EXPENSES:

Advisory fees (Note 3)	63,531	1,887,053	30,097	50,937	13,912

Service fees (Note 2)	582	20,758	227	466	128
Total expenses	64,113	1,907,811	30,324	51,403	14,040
Expense waivers (Note 3)	(6,618)	(235,882)	(24,907)	(5,306)	(1,449)
Net expenses	57,495	1,671,929	5,417	46,097	12,591
Net investment income	505,245	15,718,239	148,962	361,437	55,778
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(390,599)	(5,357,981)	—	(550,105)	38,106

Investment transactions in affiliates (Note 3)	—	—	1,057	—	—

In-kind redemptions	384,610	50,406,137	—	—	—

Foreign currency contracts	177,060	(4,791,189)	55,868	(106,523)	(53,035)

Foreign currency related transactions	(3,366)	236,563	(1)	(8,345)	(979)
Net realized gain (loss)	167,705	40,493,530	56,924	(664,973)	(15,908)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(519,056)	(24,428,115)	(480,791)	(62,866)	144,126

Foreign currency contracts	25,693	2,642,169	170,597	169,099	(8,602)

Translation of assets and liabilities denominated in foreign currencies	(390)	(44,146)	(41)	(284)	6
Net increase (decrease) in unrealized appreciation/depreciation	(493,753)	(21,830,092)	(310,235)	105,949	135,530
Net realized and unrealized gain (loss) on investments	(326,048)	18,663,438	(253,311)	(559,024)	119,622
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$179,197	$34,381,677	$(104,349)	$(197,587)	$175,400
[1] Net of foreign withholding tax of:	$89,174	$1,573,390	—	$42,784	$7,544

See Notes to Financial Statements.

WisdomTree Trust	129

Statements of Operations (continued)

WisdomTree Trust

For the Year Ended June 30, 2018

	WisdomTree Emerging Markets Dividend Fund	WisdomTree Europe Domestic Economy Fund	WisdomTree Global ex-Mexico Equity Fund	WisdomTree Global Hedged SmallCap Dividend Fund	WisdomTree Global SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$783,178	$598,655	$3,452,024	$—	$737,104

Dividends from affiliates (Note 3)	—	—	—	562,085	—

Interest	5	—	—	—	—

Non-cash dividends	2,492	67,469	80,772	—	6,504

Securities lending income (Note 2)	1,932	10,162	16,228	9,126	13,868
Total investment income	787,607	676,286	3,549,024	571,211	757,476
EXPENSES:

Advisory fees (Note 3)	77,957	92,199	371,247	77,012	99,506

Service fees (Note 2)	1,072	699	5,869	788	1,019
Total expenses	79,029	92,898	377,116	77,800	100,525

Expense waivers (Note 3)	—	(15,896)	(34,828)	(77,012)	—
Net expenses	79,029	77,002	342,288	788	100,525
Net investment income	708,578	599,284	3,206,736	570,423	656,951
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	(199,370)	(757,146)	(998,885)	—	(492,847)

Investment transactions in affiliates (Note 3)	—	—	—	68,480	—

In-kind redemptions	—	(33,882)	10,344,394	—	4,876,405

In-kind redemptions in affiliates (Note 3)	—	—	—	3,038,534	—

Futures contracts	—	—	—	—	18,613

Foreign currency contracts	(24,180)	(1,627)	(25,824)	(140,493)	(13,383)

Foreign currency related transactions	20,073	(3,360)	(6,150)	(123)	10,818

Payment by sub-advisor (Note 3)	60	—	—	—	—
Net realized gain (loss)	(203,417)	(796,015)	9,313,535	2,966,398	4,399,606
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[3]	(686,654)	(1,323,846)	(1,083,024)	(2,007,192)	(3,136,481)

Foreign currency contracts	—	0 †	19	204,410	8

Translation of assets and liabilities denominated in foreign currencies	(537)	(462)	(4,115)	(22)	(590)
Net decrease in unrealized appreciation/depreciation	(687,191)	(1,324,308)	(1,087,120)	(1,802,804)	(3,137,063)
Net realized and unrealized gain (loss) on investments	(890,608)	(2,120,323)	8,226,415	1,163,594	1,262,543

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(182,030)	$(1,521,039)	$11,433,151	$1,734,017	$1,919,494
† Amount represents less than $1.
[1] Net of foreign withholding tax of:	$101,854	$101,588	$230,818	—	$43,916
[2] Net of foreign capital gains taxes of:	—	—	$16,088	—	—
[3] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$(707)	—	$14,645	—	—

See Notes to Financial Statements.

130	WisdomTree Trust

Statements of Operations (continued)

WisdomTree Trust

For the Year or Period Ended June 30, 2018

	WisdomTree ICBCCS S&P China 500 Fund[1]	WisdomTree Fundamental U.S. Corporate Bond Fund	WisdomTree Fundamental U.S. High Yield Corporate Bond Fund	WisdomTree Fundamental U.S. Short- Term Corporate Bond Fund	WisdomTree Fundamental U.S. Short- Term High Yield Corporate Bond Fund
INVESTMENT INCOME:

Dividends[2]	$124,718	$—	$—	$—	$—

Interest	83	158,437	310,472	107,174	257,894

Securities lending income (Note 2)	432	—	79	—	133
Total investment income	125,233	158,437	310,551	107,174	258,027
EXPENSES:

Advisory fees (Note 3)	34,640	13,843	24,615	13,887	24,218

Service fees (Note 2)	277	218	226	218	222
Total expenses	34,917	14,061	24,841	14,105	24,440
Expense waivers (Note 3)	—	(4,944)	(5,128)	(4,960)	(5,045)
Net expenses	34,917	9,117	19,713	9,145	19,395
Net investment income	90,316	149,320	290,838	98,029	238,632
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(33,526)	(10,957)	2,087	(6,794)	2,894

Foreign currency contracts	35,149	—	—	—	—

Foreign currency related transactions	(3,466)	—	—	—	—
Net realized gain (loss)	(1,843)	(10,957)	2,087	(6,794)	2,894

Net decrease in unrealized appreciation/depreciation:

Investment transactions	(2,232,447)	(191,214)	(215,445)	(81,351)	(79,530)

Translation of assets and liabilities denominated in foreign currencies	(994)	—	—	—	—
Net decrease in unrealized appreciation/depreciation	(2,233,441)	(191,214)	(215,445)	(81,351)	(79,530)
Net realized and unrealized loss on investments	(2,235,284)	(202,171)	(213,358)	(88,145)	(76,636)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,144,968)	$(52,851)	$77,480	$9,884	$161,996
[1] For the period December 21, 2017 (commencement of operations) through June 30, 2018.
[2] Net of foreign withholding tax of:	$11,306	—	—	—	—

See Notes to Financial Statements.

WisdomTree Trust	131

Statements of Operations (concluded)

WisdomTree Trust

For the Year or Period Ended June 30, 2018

	WisdomTree Dynamic Bearish U.S. Equity Fund	WisdomTree Dynamic Long/Short U.S. Equity Fund	WisdomTree Balanced Income Fund[1]
INVESTMENT INCOME:

Dividends	$124,546	$1,971,405	$1,621

Dividends from affiliates (Note 3)	—	—	51,158

Securities lending income (Note 2)	11,184	196,691	950
Total investment income	135,730	2,168,096	53,729
EXPENSES:

Advisory fees (Note 3)	32,903	516,305	5,171

Service fees (Note 2)	273	4,286	57
Total expenses	33,176	520,591	5,228

Expense waivers (Note 3)	(3,104)	(48,708)	(4,783)

Net expenses	30,072	471,883	445

Net investment income	105,658	1,696,213	53,284
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(423,440)	(4,672,176)	—

Investment transactions in affiliates (Note 3)	—	—	(955)

In-kind redemptions	806,210	8,801,653	(1,671)

In-kind redemptions in affiliates (Note 3)	—	—	(54,390)

Swap contracts	(506,160)	1,781,674	—
Net realized gain (loss)	(123,390)	5,911,151	(57,016)

Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(1,300)	1,596,410	(56,577)

Swap contracts	56,334	(149,500)	—
Net increase (decrease) in unrealized appreciation/depreciation	55,034	1,446,910	(56,577)

Net realized and unrealized gain (loss) on investments	(68,356)	7,358,061	(113,593)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,302	$9,054,274	$(60,309)
[1]	For the period December 21, 2017 (commencement of operations) through June 30, 2018.

See Notes to Financial Statements.

132	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Dynamic Currency Hedged Europe Equity Fund		WisdomTree Dynamic Currency Hedged International Equity Fund		WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund
	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Year Ended June 30, 2018	For the Period November 3, 2016* through June 30, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$505,245	$71,245	$15,718,239	$12,196,625	$148,962	$31,640

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	167,705	684,767	40,493,530	6,938,105	56,924	(10,932)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(493,753)	188,904	(21,830,092)	44,088,132	(310,235)	334,909
Net increase (decrease) in net assets resulting from operations	179,197	944,916	34,381,677	63,222,862	(104,349)	355,617
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(470,215)	(70,704)	(10,842,896)	(11,473,730)	(115,501)	(14,208)

Capital gains	(87,160)	(22,778)	—	(5,225,655)	(24,789)	—

Return of capital	—	—	—	—	—	(1,288)
Total dividends and distributions	(557,375)	(93,482)	(10,842,896)	(16,699,385)	(140,290)	(15,496)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	16,863,086	—	73,485,154	186,577,247	17,650,029	1,990,877

Cost of shares redeemed	(1,547,705)	(4,042,781)	(285,859,829)	(25,941,878)	(124)	—
Net increase (decrease) in net assets resulting from capital share transactions	15,315,381	(4,042,781)	(212,374,675)	160,635,369	17,649,905	1,990,877
Net Increase (Decrease) in Net Assets	14,937,203	(3,191,347)	(188,835,894)	207,158,846	17,405,266	2,330,998
NET ASSETS:

Beginning of period	$1,463,395	$4,654,742	$450,964,481	$243,805,635	$2,331,098	$100

End of period	$16,400,598	$1,463,395	$262,128,587	$450,964,481	$19,736,364	$2,331,098
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$30,453	$—	$734,273	$(889,776)	$8,883	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	50,004	200,004	15,950,004	10,050,004	100,005	5

Shares created	550,000	—	2,450,000	6,800,000	700,000	100,000

Shares redeemed	(50,004)	(150,000)	(9,350,004)	(900,000)	(5)	—
Shares outstanding, end of period	550,000	50,004	9,050,000	15,950,004	800,000	100,005
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Trust	133

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund		WisdomTree Dynamic Currency Hedged Japan Equity Fund		WisdomTree Emerging Markets Dividend Fund
	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$361,437	$60,535	$55,778	$66,141	$708,578	$214,781

Net realized gain (loss) on investments, payments by sub-advisor, foreign currency contracts and foreign currency related transactions	(664,973)	163,620	(15,908)	556,311	(203,417)	(7,554)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	105,949	256,119	135,530	405,702	(687,191)	817,504
Net increase (decrease) in net assets resulting from operations	(197,587)	480,274	175,400	1,028,154	(182,030)	1,024,731
DIVIDENDS:

Net investment income	(290,413)	(61,314)	(109,141)	(71,748)	(664,614)	(164,213)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	14,803,022	1,516,849	2,199,362	—	23,003,778	8,462,255

Cost of shares redeemed	(129)	(1,311,143)	(2,199,480)	(2,648,607)	(127)	—
Net increase (decrease) in net assets resulting from capital share transactions	14,802,893	205,706	(118)	(2,648,607)	23,003,651	8,462,255
Net Increase (Decrease) in Net Assets	14,314,893	624,666	66,141	(1,692,201)	22,157,007	9,322,773
NET ASSETS:

Beginning of year	$3,012,201	$2,387,535	$2,756,943	$4,449,144	$11,885,413	$2,562,640

End of year	$17,327,094	$3,012,201	$2,823,084	$2,756,943	$34,042,420	$11,885,413
Undistributed net investment income included in net assets at end of year	$23,574	$3,607	$23,202	$58,627	$129,089	$80,803
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	100,004	100,004	100,004	200,004	400,004	100,004

Shares created	450,000	50,000	75,000	—	700,000	300,000

Shares redeemed	(4)	(50,000)	(75,004)	(100,000)	(4)	—
Shares outstanding, end of year	550,000	100,004	100,000	100,004	1,100,000	400,004

See Notes to Financial Statements.

134	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Europe Domestic Economy Fund		WisdomTree Global ex-Mexico Equity Fund		WisdomTree Global Hedged SmallCap Dividend Fund
	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Year Ended June 30, 2018	For the Period February 10, 2017* through June 30, 2017	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$599,284	$55,861	$3,206,736	$56,584	$570,423	$724,272

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(796,015)	185,835	9,313,535	(31,668)	2,966,398	3,345,431

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(1,324,308)	664,458	(1,087,120)	79,864	(1,802,804)	1,148,402
Net increase (decrease) in net assets resulting from operations	(1,521,039)	906,154	11,433,151	104,780	1,734,017	5,218,105
DIVIDENDS:

Net investment income	(571,101)	(59,154)	(3,027,467)	(14,500)	(483,699)	(692,894)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	34,818,604	1,406,449	267,784,187	50,951,759	2,582,694	2,183,287

Cost of shares redeemed	(25,766,515)	(2,601,100)	(94,620,460)	—	(10,083,383)	(17,437,362)
Net increase (decrease) in net assets resulting from capital share transactions	9,052,089	(1,194,651)	173,163,727	50,951,759	(7,500,689)	(15,254,075)
Net Increase (Decrease) in Net Assets	6,959,949	(347,651)	181,569,411	51,042,039	(6,250,371)	(10,728,864)
NET ASSETS:

Beginning of period	$2,780,751	$3,128,402	$51,042,139	$100	$24,472,699	$35,201,563

End of period	$9,740,700	$2,780,751	$232,611,550	$51,042,139	$18,222,328	$24,472,699
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$73,135	$1,531	$234,683	$45,485	$819	$(3,844)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	100,004	150,004	1,900,004	4	1,000,005	1,700,005

Shares created	1,100,000	50,000	9,200,000	1,900,000	100,000	100,000

Shares redeemed	(850,004)	(100,000)	(3,200,004)	—	(400,005)	(800,000)
Shares outstanding, end of period	350,000	100,004	7,900,000	1,900,004	700,000	1,000,005
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Trust	135

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Global SmallCap Dividend Fund		WisdomTree ICBCCS S&P China 500 Fund	WisdomTree Fundamental U.S. Corporate Bond Fund
	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period December 21, 2017* through June 30, 2018	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$656,951	$743,838	$90,316	$149,320	$136,429

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	4,399,606	4,636,238	(1,843)	(10,957)	18,609

Net increase (decrease) in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(3,137,063)	52,624	(2,233,441)	(191,214)	(81,673)
Net increase (decrease) in net assets resulting from operations	1,919,494	5,432,700	(2,144,968)	(52,851)	73,365
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(711,581)	(809,961)	(46,004)	(155,972)	(130,242)

Capital gains	—	—	—	—	(24,488)
Total dividends and distributions	(711,581)	(809,961)	(46,004)	(155,972)	(154,730)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	9,849,070	10,918,433	15,031,595	—	—

Cost of shares redeemed	(16,117,265)	(24,696,254)	—	(100)	—
Net increase (decrease) in net assets resulting from capital share transactions	(6,268,195)	(13,777,821)	15,031,595	(100)	—
Net Increase (Decrease) in Net Assets	(5,060,282)	(9,155,082)	12,840,623	(208,923)	(81,365)
NET ASSETS:

Beginning of period	$27,560,989	$36,716,071	$120	$4,987,644	$5,069,009

End of period	$22,500,707	$27,560,989	$12,840,743	$4,778,721	$4,987,644
Undistributed net investment income included in net assets at end of period	$45,193	$72,662	$75,995	$765	$7,417
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	900,004	1,400,004	4	100,002	100,002

Shares created	300,000	400,000	450,000	—	—

Shares redeemed	(500,004)	(900,000)	—	(2)	—
Shares outstanding, end of period	700,000	900,004	450,004	100,000	100,002
*	Commencement of operations.

See Notes to Financial Statements.

136	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Fundamental U.S. High Yield Corporate Bond Fund		WisdomTree Fundamental U.S. Short- Term Corporate Bond Fund		WisdomTree Fundamental U.S. Short- Term High Yield Corporate Bond Fund
	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$290,838	$279,807	$98,029	$79,024	$238,632	$242,596

Net realized gain (loss) on investments	2,087	77,482	(6,794)	(2,024)	2,894	115,899

Net increase (decrease) in unrealized appreciation/depreciation on investments	(215,445)	146,656	(81,351)	(26,151)	(79,530)	45,424
Net increase in net assets resulting from operations	77,480	503,945	9,884	50,849	161,996	403,919
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(288,650)	(278,712)	(100,702)	(76,502)	(238,342)	(242,405)

Capital gains	(40,262)	(37,220)	—	—	(71,568)	(54,254)
Total dividends and distributions	(328,912)	(315,932)	(100,702)	(76,502)	(309,910)	(296,659)
CAPITAL SHARE TRANSACTIONS:

Cost of shares redeemed	(104)	—	(100)	—	(102)	—
Net decrease in net assets resulting from capital share transactions	(104)	—	(100)	—	(102)	—
Net Increase (Decrease) in Net Assets	(251,536)	188,013	(90,918)	(25,653)	(148,016)	107,260
NET ASSETS:

Beginning of year	$5,228,980	$5,040,967	$4,994,257	$5,019,910	$5,138,895	$5,031,635

End of year	$4,977,444	$5,228,980	$4,903,339	$4,994,257	$4,990,879	$5,138,895

Undistributed net investment income included in net assets at end of year	$5,620	$3,432	$850	$3,523	$1,983	$1,693
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	100,002	100,002	100,002	100,002	100,002	100,002

Shares created	—	—	—	—	—	—

Shares redeemed	(2)	—	(2)	—	(2)	—

Shares outstanding, end of year	100,000	100,002	100,000	100,002	100,000	100,002

See Notes to Financial Statements.

WisdomTree Trust	137

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree Dynamic Bearish U.S. Equity Fund		WisdomTree Dynamic Long/Short U.S. Equity Fund		WisdomTree Balanced Income Fund
	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period December 21, 2017* through June 30, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$105,658	$93,654	$1,696,213	$580,995	$53,284

Net realized gain (loss) on investments and swap contracts	(123,390)	305,245	5,911,151	1,521,047	(57,016)

Net increase (decrease) in unrealized appreciation/depreciation on investments and swap contracts	55,034	33,433	1,446,910	2,481,147	(56,577)
Net increase (decrease) in net assets resulting from operations	37,302	432,332	9,054,274	4,583,189	(60,309)
DIVIDENDS:

Net investment income	—	—	(999,130)	(523,310)	(50,801)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	10,313,024	9,895,363	119,807,094	42,572,631	2,491,955

Cost of shares redeemed	(6,408,777)	(16,111,233)	(54,767,757)	(11,193,537)	(1,190,424)
Net increase (decrease) in net assets resulting from capital share transactions	3,904,247	(6,215,870)	65,039,337	31,379,094	1,301,531
Net Increase (Decrease) in Net Assets	3,941,549	(5,783,538)	73,094,481	35,438,973	1,190,421
NET ASSETS:

Beginning of period	$5,143,599	$10,927,137	$52,797,290	$17,358,317	$100

End of period	$9,085,148	$5,143,599	$125,891,771	$52,797,290	$1,190,521
Undistributed net investment income (Accumulated net investment loss) included in net assets at end of period	$(359,201)	$(449,873)	$1,273,222	$306,456	$2,483
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	200,004	450,004	1,750,004	650,004	4

Shares created	400,000	400,000	3,750,000	1,500,000	100,000

Shares redeemed	(250,004)	(650,000)	(1,700,004)	(400,000)	(50,000)
Shares outstanding, end of period	350,000	200,004	3,800,000	1,750,004	50,004
*	Commencement of operations.

See Notes to Financial Statements.

138	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Currency Hedged Europe Equity Fund	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$29.27	$23.27	$24.25
Investment operations:
Net investment income[1]	1.20	0.47	0.70
Net realized and unrealized gain (loss)	0.38	6.08	(1.11)
Total from investment operations	1.58	6.55	(0.41)
Dividends and distributions to shareholders:
Net investment income	(0.86)	(0.44)	(0.57)
Capital gains	(0.17)	(0.11)	—
Total dividends and distributions to shareholders	(1.03)	(0.55)	(0.57)
Net asset value, end of period	$29.82	$29.27	$23.27

TOTAL RETURN[2]	5.41%	28.55%	(1.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$16,401	$1,463	$4,655
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%	0.43%	0.43%[3]
Expenses, prior to expense waivers	0.48%	0.48%	0.48%[3]
Net investment income	3.82%	1.86%	6.02%[3]
Portfolio turnover rate[4]	37%	12%	25%

WisdomTree Dynamic Currency Hedged International Equity Fund	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$28.27	$24.26	$24.18
Investment operations:
Net investment income[1]	1.00	0.98	0.79
Net realized and unrealized gain (loss)	0.70	4.32	(0.35)
Total from investment operations	1.70	5.30	0.44
Dividends and distributions to shareholders:
Net investment income	(1.01)	(0.83)	(0.36)
Capital gains	—	(0.46)	—
Total dividends and distributions to shareholders	(1.01)	(1.29)	(0.36)
Net asset value, end of period	$28.96	$28.27	$24.26

TOTAL RETURN[2]	6.04%	22.25%	1.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$262,129	$450,964	$243,806
Ratios to average net assets of:
Expenses, net of expense waivers	0.35%	0.35%	0.35%[3]
Expenses, prior to expense waivers	0.40%	0.40%	0.40%[3]
Net investment income	3.33%	3.67%	6.79%[3]
Portfolio turnover rate[4]	15%	27%	28%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	139

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund	For the Year Ended June 30, 2018	For the Period November 3, 2016* through June 30, 2017
Net asset value, beginning of period	$23.31	$19.63
Investment operations:
Net investment income[1]	0.71	0.32
Net realized and unrealized gain	1.03	3.52
Total from investment operations	1.74	3.84
Dividends and distributions to shareholders:
Net investment income	(0.21)	(0.15)
Capital gains	(0.17)	—
Return of capital	—	(0.01)
Total dividends and distributions to shareholders	(0.38)	(0.16)
Net asset value, end of period	$24.67	$23.31

TOTAL RETURN[2]	7.44%	19.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$19,736	$2,331
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.10%	0.10%[4]
Expenses, prior to expense waivers	0.58%	0.58%[4]
Net investment income	2.87%	2.23%[4]
Portfolio turnover rate[5]	4%	4%

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$30.12	$23.87	$24.24
Investment operations:
Net investment income[1]	1.11	0.86	0.52
Net realized and unrealized gain (loss)	0.92	6.18	(0.41)
Total from investment operations	2.03	7.04	0.11
Dividends to shareholders:
Net investment income	(0.65)	(0.79)	(0.48)
Net asset value, end of period	$31.50	$30.12	$23.87
TOTAL RETURN[2]	6.73%	29.80%	0.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$17,327	$3,012	$2,388
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%	0.43%	0.43%[4]
Expenses, prior to expense waivers	0.48%	0.48%	0.48%[4]
Net investment income	3.41%	3.16%	4.42%[4]
Portfolio turnover rate[5]	95%	75%	50%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

140	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Currency Hedged Japan Equity Fund	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$27.57	$22.25	$24.38
Investment operations:
Net investment income[1]	0.56	0.38	0.28
Net realized and unrealized gain (loss)	1.19	5.32	(2.22)
Total from investment operations	1.75	5.70	(1.94)
Dividends to shareholders:
Net investment income	(1.09)	(0.38)	(0.19)
Net asset value, end of period	$28.23	$27.57	$22.25

TOTAL RETURN[2]	6.34%	25.70%	(8.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,823	$2,757	$4,449
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%	0.43%	0.43%[3]
Expenses, prior to expense waivers	0.48%	0.48%	0.48%[3]
Net investment income	1.92%	1.51%	2.50%[3]
Portfolio turnover rate[4]	13%	15%	22%

WisdomTree Emerging Markets Dividend Fund	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period April 7, 2016* through June 30, 2016
Net asset value, beginning of period	$29.71	$25.63	$24.53
Investment operations:
Net investment income[1]	0.96	0.96	0.36
Net realized and unrealized gain	1.14	3.96	0.87
Total from investment operations	2.10	4.92	1.23
Dividends to shareholders:
Net investment income	(0.86)	(0.84)	(0.13)
Net asset value, end of period	$30.95	$29.71	$25.63

TOTAL RETURN[2]	7.05%[5]	19.46%	5.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$34,042	$11,885	$2,563
Ratios to average net assets of:
Expenses	0.32%	0.32%	0.32%[3]
Net investment income	2.91%	3.38%	6.14%[3]
Portfolio turnover rate[4]	22%	15%	4%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Dynamic Currency Hedged Japan Equity Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged (Note 3).

See Notes to Financial Statements.

WisdomTree Trust	141

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Domestic Economy Fund	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period October 29, 2015* through June 30, 2016
Net asset value, beginning of period	$27.81	$20.86	$24.70
Investment operations:
Net investment income[1]	1.18	0.44	0.52
Net realized and unrealized gain (loss)	0.47	7.06	(3.87)
Total from investment operations	1.65	7.50	(3.35)
Dividends to shareholders:
Net investment income	(1.63)	(0.55)	(0.49)
Net asset value, end of period	$27.83	$27.81	$20.86

TOTAL RETURN[2]	5.90%	36.05%	(13.76)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,741	$2,781	$3,128
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%	0.48%	0.48%[3]
Expenses, prior to expense waivers	0.58%	0.58%	0.58%[3]
Net investment income	3.77%	1.85%	3.32%[3]
Portfolio turnover rate[4]	24%	12%	22%

WisdomTree Global ex-Mexico Equity Fund	For the Year Ended June 30, 2018	For the Period February 10, 2017* through June 30, 2017
Net asset value, beginning of period	$26.86	$25.22
Investment operations:
Net investment income[1]	0.70	0.21
Net realized and unrealized gain	2.45	1.50
Total from investment operations	3.15	1.71
Dividends to shareholders:
Net investment income	(0.57)	(0.07)
Net asset value, end of period	$29.44	$26.86

TOTAL RETURN[2]	11.74%	6.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$232,612	$51,042
Ratios to average net assets of:
Expenses, net of expense waivers	0.26%	0.30%[3]
Expenses, prior to expense waivers	0.28%	0.35%[3]
Net investment income	2.40%	2.15%[3]
Portfolio turnover rate[4]	13%	2%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

142	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Hedged SmallCap Dividend Fund	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period November 19, 2015* through June 30, 2016
Net asset value, beginning of period	$24.47	$20.71	$20.23
Investment operations:
Net investment income[1]	0.81	0.69	0.39
Net realized and unrealized gain	1.41	3.79	0.45
Total from investment operations	2.22	4.48	0.84
Dividends to shareholders:
Net investment income	(0.66)	(0.72)	(0.36)
Net asset value, end of period	$26.03	$24.47	$20.71

TOTAL RETURN[2]	9.16%	21.89%	4.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$18,222	$24,473	$35,202
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.00%[4]	0.00%[4]	0.00%[4,5]
Expenses, prior to expense waivers	0.43%	0.43%	0.43%[5]
Net investment income	3.18%	2.97%	3.23%[5]
Portfolio turnover rate[6]	4%	3%	3%

WisdomTree Global SmallCap Dividend Fund	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period November 12, 2015* through June 30, 2016
Net asset value, beginning of period	$30.62	$26.23	$24.58
Investment operations:
Net investment income[1]	0.91	0.80	0.61
Net realized and unrealized gain	1.60	4.53	1.52
Total from investment operations	2.51	5.33	2.13
Dividends to shareholders:
Net investment income	(0.99)	(0.94)	(0.48)
Net asset value, end of period	$32.14	$30.62	$26.23

TOTAL RETURN[2]	8.21%	20.56%	8.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$22,501	$27,561	$36,716
Ratios to average net assets of:
Expenses	0.43%	0.43%	0.43%[5]
Net investment income	2.84%	2.76%	3.88%[5]
Portfolio turnover rate[6]	30%	33%	8%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Global Hedged SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Amount represents less than 0.005%.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	143

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree ICBCCS S&P China 500 Fund	For the Period December 21, 2017* through June 30, 2018
Net asset value, beginning of period	$30.57
Investment operations:
Net investment income[1]	0.24
Net realized and unrealized loss	(2.18)
Total from investment operations	(1.94)
Dividends to shareholders:
Net investment income	(0.10)
Net asset value, end of period	$28.53

TOTAL RETURN[2]	(6.35)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$12,841
Ratios to average net assets of:
Expenses	0.55%[3]
Net investment income	1.43%[3]
Portfolio turnover rate[4]	2%

WisdomTree Fundamental U.S. Corporate Bond Fund	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$49.88	$50.69	$49.96
Investment operations:
Net investment income[1]	1.49	1.36	0.22
Net realized and unrealized gain (loss)	(2.02)	(0.63)	0.72
Total from investment operations	(0.53)	0.73	0.94
Dividends and distributions to shareholders:
Net investment income	(1.56)	(1.30)	(0.21)
Capital gains	—	(0.24)	—
Total dividends and distributions to shareholders	(1.56)	(1.54)	(0.21)
Net asset value, end of period	$47.79	$49.88	$50.69

TOTAL RETURN[2]	(1.11)%	1.52%	1.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,779	$4,988	$5,069
Ratios to average net assets of:
Expenses, net of expense waivers	0.18%	0.18%	0.18%[3]
Expenses, prior to expense waivers	0.28%	0.28%	0.28%[3]
Net investment income	3.02%	2.74%	2.50%[3]
Portfolio turnover rate[4]	21%	45%	3%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Fundamental U.S. Corporate Bond Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

144	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$52.29	$50.41	$50.19
Investment operations:
Net investment income[1]	2.91	2.80	0.47
Net realized and unrealized gain (loss)	(2.14)	2.24	0.20
Total from investment operations	0.77	5.04	0.67
Dividends and distributions to shareholders:
Net investment income	(2.89)	(2.79)	(0.45)
Capital gains	(0.40)	(0.37)	—
Total dividends and distributions to shareholders	(3.29)	(3.16)	(0.45)
Net asset value, end of period	$49.77	$52.29	$50.41

TOTAL RETURN[2]	1.49%	10.23%	1.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,977	$5,229	$5,041
Ratios to average net assets of:
Expenses, net of expense waivers	0.38%	0.38%	0.38%[3]
Expenses, prior to expense waivers	0.48%	0.48%	0.48%[3]
Net investment income	5.67%	5.38%	5.31%[3]
Portfolio turnover rate[4]	35%	51%	0%

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$49.94	$50.20	$49.98
Investment operations:
Net investment income[1]	0.98	0.79	0.12
Net realized and unrealized gain (loss)	(0.88)	(0.28)	0.21
Total from investment operations	0.10	0.51	0.33
Dividends to shareholders:
Net investment income	(1.01)	(0.77)	(0.11)
Net asset value, end of period	$49.03	$49.94	$50.20

TOTAL RETURN[2]	0.19%	1.02%	0.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,903	$4,994	$5,020
Ratios to average net assets of:
Expenses, net of expense waivers	0.18%	0.18%	0.18%[3]
Expenses, prior to expense waivers	0.28%	0.28%	0.28%[3]
Net investment income	1.98%	1.58%	1.35%[3]
Portfolio turnover rate[4]	41%	38%	14%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	145

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$51.39	$50.32	$49.95
Investment operations:
Net investment income[1]	2.39	2.43	0.51
Net realized and unrealized gain (loss)	(0.77)	1.60	0.35
Total from investment operations	1.62	4.03	0.86
Dividends and distributions to shareholders:
Net investment income	(2.38)	(2.42)	(0.49)
Capital gains	(0.72)	(0.54)	—
Total dividends and distributions to shareholders	(3.10)	(2.96)	(0.49)
Net asset value, end of period	$49.91	$51.39	$50.32

TOTAL RETURN[2]	3.28%	8.19%	1.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,991	$5,139	$5,032
Ratios to average net assets of:
Expenses, net of expense waivers	0.38%	0.38%	0.38%[3]
Expenses, prior to expense waivers	0.48%	0.48%	0.48%[3]
Net investment income	4.73%	4.72%	5.66%[3]
Portfolio turnover rate[4]	66%	69%	0%

WisdomTree Dynamic Bearish U.S. Equity Fund	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period December 23, 2015* through June 30, 2016
Net asset value, beginning of period	$25.72	$24.28	$24.30
Investment operations:
Net investment income[1]	0.44	0.47	0.08
Net realized and unrealized gain (loss)	(0.20)	0.97	(0.06)
Total from investment operations	0.24	1.44	0.02
Distributions to shareholders:
Return of capital	—	—	(0.04)
Net asset value, end of period	$25.96	$25.72	$24.28

TOTAL RETURN[2]	0.93%	5.93%	0.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,085	$5,144	$10,927
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%	0.48%	0.48%[3]
Expenses, prior to expense waivers	0.53%	0.53%	0.53%[3]
Net investment income	1.70%	1.90%	0.60%[3]
Portfolio turnover rate[4]	158%	153%	4%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

146	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Long/Short U.S. Equity Fund	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period December 23, 2015* through June 30, 2016
Net asset value, beginning of period	$30.17	$26.70	$25.13
Investment operations:
Net investment income[1]	0.56	0.55	0.24
Net realized and unrealized gain	2.72	3.47	1.49
Total from investment operations	3.28	4.02	1.73
Dividends to shareholders:
Net investment income	(0.32)	(0.55)	(0.16)
Net asset value, end of period	$33.13	$30.17	$26.70

TOTAL RETURN[2]	10.90%	15.25%	6.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$125,892	$52,797	$17,358
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%	0.48%	0.48%[3]
Expenses, prior to expense waivers	0.53%	0.53%	0.53%[3]
Net investment income	1.74%	1.95%	1.80%[3]
Portfolio turnover rate[4]	152%	126%	70%

WisdomTree Balanced Income Fund	For the Period December 21, 2017* through June 30, 2018
Net asset value, beginning of period	$24.92
Investment operations:
Net investment income[1]	0.53
Net realized and unrealized loss	(1.13)
Total from investment operations	(0.60)
Dividends to shareholders:
Net investment income	(0.51)
Net asset value, end of period	$23.81

TOTAL RETURN[2]	(2.43)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,191
Ratios to average net assets[5] of:
Expenses, net of expense waivers	0.03%[3]
Expenses, prior to expense waivers	0.40%[3]
Net investment income	4.12%[3]
Portfolio turnover rate[4]	1%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

See Notes to Financial Statements.

WisdomTree Trust	147

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of June 30, 2018, the Trust consisted of 80 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Dynamic Currency Hedged Europe Equity Fund (“Dynamic Currency Hedged Europe Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016
WisdomTree Dynamic Currency Hedged International Equity Fund (“Dynamic Currency Hedged International Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (“Dynamic Currency Hedged International Quality Dividend Growth Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)

November 3, 2016
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (“Dynamic Currency Hedged International SmallCap Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016
WisdomTree Dynamic Currency Hedged Japan Equity Fund (“Dynamic Currency Hedged Japan Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016
WisdomTree Emerging Markets Dividend Fund (“Emerging Markets Dividend Fund’’)	April 7, 2016
WisdomTree Europe Domestic Economy Fund (“Europe Domestic Economy Fund’’)	October 29, 2015
WisdomTree Global ex-Mexico Equity Fund (“Global ex-Mexico Equity Fund’’)	February 10, 2017
WisdomTree Global Hedged SmallCap Dividend Fund (“Global Hedged SmallCap Dividend Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	November 19, 2015
WisdomTree Global SmallCap Dividend Fund (“Global SmallCap Dividend Fund’’)	November 12, 2015
WisdomTree ICBCCS S&P China 500 Fund (“ICBCCS S&P China 500 Fund’’)	December 21, 2017
WisdomTree Fundamental U.S. Corporate Bond Fund (“Fundamental U.S. Corporate Bond Fund’’)	April 27, 2016
WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (“Fundamental U.S. High Yield Corporate Bond Fund’’)	April 27, 2016
WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (“Fundamental U.S. Short-Term Corporate Bond Fund’’)	April 27, 2016
WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (“Fundamental U.S. Short-Term High Yield Corporate Bond Fund’’)	April 27, 2016
WisdomTree Dynamic Bearish U.S. Equity Fund (“Dynamic Bearish U.S. Equity Fund’’)	December 23, 2015
WisdomTree Dynamic Long/Short U.S. Equity Fund (“Dynamic Long/Short U.S. Equity Fund’’)	December 23, 2015
WisdomTree Balanced Income Fund (“Balanced Income Fund’’)	December 21, 2017

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments’’) or an Index developed by a third party. WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (‘‘WTAM’’), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

148	WisdomTree Trust

Notes to Financial Statements (continued)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except, foreign currency contracts on Asian currencies for Global Hedged SmallCap Dividend Fund are valued using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

WisdomTree Trust	149

Notes to Financial Statements (continued)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing each Fund’s assets:

Dynamic Currency Hedged Europe Equity Fund	Level 1	Level 2		Level 3
Common Stocks*	$16,374,918	$—		$—
Rights
Italy	—	0	†	—
Spain	4,291	—		—
Investment of Cash Collateral for Securities Loaned	—	1,430		—
Total	$16,379,209	$1,430		$—
Unrealized Appreciation on Foreign Currency Contracts	—	25,629		—
Unrealized Depreciation on Foreign Currency Contracts	—	(6,130)		—
Total - Net	$16,379,209	$20,929		$—

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Notes to Financial Statements (continued)

Dynamic Currency Hedged International Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$260,694,089	$—	$—
Rights
Italy	—	0 †	—
Spain	26,514	—	—
Investment of Cash Collateral for Securities Loaned	—	19,827	—
Total	$260,720,603	$19,827	$—
Unrealized Appreciation on Foreign Currency Contracts	—	1,905,287	—
Unrealized Depreciation on Foreign Currency Contracts	—	(108,793)	—
Total - Net	$260,720,603	$1,816,321	$—

Dynamic Currency Hedged International Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$19,718,373	$—	$—
Total	$19,718,373	$—	$—
Unrealized Appreciation on Foreign Currency Contracts	—	168,492	—
Unrealized Depreciation on Foreign Currency Contracts	—	(4,858)	—
Total - Net	$19,718,373	$163,634	$—

Dynamic Currency Hedged International SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$17,283,637	$—	$—
Rights	4,329	—	—
Total	$17,287,966	$—	$—
Unrealized Appreciation on Foreign Currency Contracts	—	165,230	—
Unrealized Depreciation on Foreign Currency Contracts	—	(2,846)	—
Total - Net	$17,287,966	$162,384	$—

Dynamic Currency Hedged Japan Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,802,474	$—	$—
Total	$2,802,474	$—	$—
Unrealized Appreciation on Foreign Currency Contracts	—	30,280	—
Unrealized Depreciation on Foreign Currency Contracts	—	(116)	—
Total - Net	$2,802,474	$30,164	$—

Emerging Markets Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
South Korea	$3,689,893	$—	$26,211	**
Taiwan	7,437,641	61,154	—
Other*	22,634,750	—	—
Investment of Cash Collateral for Securities Loaned	—	325,042	—
Total	$33,762,284	$386,196	$26,211

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Notes to Financial Statements (continued)

Europe Domestic Economy Fund	Level 1	Level 2		Level 3
Common Stocks*	$9,699,626	$—		$—
Rights
Italy	—	0	†	—
Spain	2,389	—		—
Total	$9,702,015	$0		$—
Unrealized Appreciation on Foreign Currency Contracts	—	0	†	—
Total - Net	$9,702,015	$0		$—

Global ex-Mexico Equity Fund	Level 1	Level 2		Level 3
Common Stocks
Taiwan	$2,497,576	$86,172		$—
Other*	229,482,651	—		—
Rights
Italy	—	0	†	—
Spain	10,774	—		—
Investment of Cash Collateral for Securities Loaned	—	575,978		—
Total	$231,991,001	$662,150		$—

Global Hedged SmallCap Dividend Fund	Level 1	Level 2		Level 3
Exchange-Traded Fund	$18,216,960	$—		$—
Investment of Cash Collateral for Securities Loaned	—	937,200		—
Total	$18,216,960	$937,200		$—
Unrealized Appreciation on Foreign Currency Contracts	—	157,505		—
Unrealized Depreciation on Foreign Currency Contracts	—	(4,982)		—
Total - Net	$18,216,960	$1,089,723		$—

Global SmallCap Dividend Fund	Level 1	Level 2		Level 3
Common Stocks*	$22,295,207	$—		$—
Exchange-Traded Fund	118,246	—		—
Investment of Cash Collateral for Securities Loaned	—	446,544		—
Total	$22,413,453	$446,544		$—

ICBCCS S&P China 500 Fund	Level 1	Level 2		Level 3
Common Stocks
Air Freight & Logistics	$33,740	$—		$3,350	**
Airlines	79,303	—		3,268	**
Biotechnology	80,549	—		11,787	**
Building Products	10,069	—		4,289	**
Chemicals	233,433	—		43,655	**
Construction & Engineering	233,176	—		49,062	**
Electrical Equipment	162,934	—		12,308	**
Machinery	304,399	—		4,707	**
Media	69,724	—		10,270	**
Metals & Mining	402,718	—		13,247	**
Real Estate Management & Development	662,276	—		4,252	**
Road & Rail	43,144	—		5,390	**
Textiles, Apparel & Luxury Goods	75,733	—		3,019	**
Trading Companies & Distributors	23,965	—		7,594	**
Other*	10,157,210	—		—
Investment of Cash Collateral for Securities Loaned	—	49,376		—
Total	$12,572,373	$49,376		$176,198

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Notes to Financial Statements (continued)

Fundamental U.S. Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,710,266	$—
U.S. Government Obligations	—	9,544	—
Total	$—	$4,719,810	$—

Fundamental U.S. High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,777,351	$—
Investment of Cash Collateral for Securities Loaned	—	196,263	—
Total	$—	$4,973,614	$—

Fundamental U.S. Short-Term Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,805,540	$—
Foreign Corporate Bond	—	35,029	—
Total	$—	$4,840,569	$—

Fundamental U.S. Short-Term High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,770,208	$—
Foreign Corporate Bond	—	49,810	—
Investment of Cash Collateral for Securities Loaned	—	246,633	—
Total	$—	$5,066,651	$—

Dynamic Bearish U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$8,984,366	$—	$—
Investment of Cash Collateral for Securities Loaned	—	169,356	—
Total	$8,984,366	$169,356	$—
Unrealized Appreciation on Swap Contracts	—	87,098	—
Total – Net	$8,984,366	$256,454	$—

Dynamic Long/Short U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$125,677,696	$—	$—
Investment of Cash Collateral for Securities Loaned	—	2,889,918	—
Total	$125,677,696	$2,889,918	$—

Balanced Income Fund	Level 1	Level 2	Level 3
Exchange-Traded Funds	$1,191,056	$—	$—
Investment of Cash Collateral for Securities Loaned	—	60,386	—
Total	$1,191,056	$60,386	$—
†	Amount represents less than $1.

*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.

**	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

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Notes to Financial Statements (continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
China
ICBCCS S&P China 500 Fund
Balance as of December 21, 2017*	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(40,026)
Purchases	216,224
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of June 30, 2018	$176,198
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2018 is:	(40,026)
*	Commencement of operations.

The following is a summary of the significant unobservable inputs used as of June 30, 2018 in valuing Level 3 securities:

Fund	Value	Valuation Approach	Valuation Technique	Unobservable Input	Range of Input Values					Weighted Average of Input Values		Impact to Fair Value from an Increase in Input
ICBCCS S&P China 500 Fund
Common Stocks
Air Freight & Logistics	$3,350	Market	Market Quotation	Last Traded Price	12.33 CNY					12.33	CNY	Increase
Airlines	3,268	Market	Market Quotation	Last Traded Price	3.23 CNY					3.23	CNY	Increase
Biotechnology	11,787	Market	Market Quotation	Last Traded Price	19.52 CNY					19.52	CNY	Increase
Building Products	4,289	Market	Market Quotation	Last Traded Price	5.80 CNY					5.80	CNY	Increase
Chemicals	43,655	Market	Market Quotation	Last Traded Price	6.62	CNY	—	28.34	CNY	16.35	CNY	Increase
Construction & Engineering	49,062	Market	Market Quotation	Last Traded Price	7.29	CNY	—	19.58	CNY	10.64	CNY	Increase
			Market Comparable	Percent change in value of market comparable security	-2.41%		—	0.00%		-1.46%		Increase
Electrical Equipment	12,308	Market	Market Quotation	Last Traded Price	5.33 CNY					5.33	CNY	Increase
			Market Comparable	Percent change in value of market comparable security	-15.93%					-15.93%		Increase
Machinery	4,707	Market	Market Quotation	Last Traded Price	11.55 CNY					11.55	CNY	Increase
Media	10,270	Market	Market Quotation	Last Traded Price	8.40 CNY					8.40	CNY	Increase
Metals & Mining	13,247	Market	Market Quotation	Last Traded Price	2.02	CNY	—	6.00	CNY	4.33	CNY	Increase
Real Estate Management & Development	4,252	Market	Market Quotation	Last Traded Price	21.67 CNY					21.67	CNY	Increase
Road & Rail	5,390	Market	Market Quotation	Last Traded Price	4.96 CNY					4.96	CNY	Increase
Textiles, Apparel & Luxury Goods	3,019	Market	Market Quotation	Last Traded Price	9.09 CNY					9.09	CNY	Increase
Trading Companies & Distributors	7,594	Market	Market Quotation	Last Traded Price	4.30 CNY					4.30	CNY	Increase
Total	$176,198

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, swap contracts and futures contracts during the year ended June 30, 2018 and open positions in such derivatives as of June 30, 2018 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time

154	WisdomTree Trust

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period. If an event occurred at June 30, 2018 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on page 160. At June 30, 2018, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of June 30, 2018, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

As of June 30, 2018, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Value		Balance Sheet Location	Value
Dynamic Currency Hedged Europe Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$25,629		Unrealized depreciation on foreign currency contracts	$6,130
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	1,905,287		Unrealized depreciation on foreign currency contracts	108,793
Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	168,492		Unrealized depreciation on foreign currency contracts	4,858
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	165,230		Unrealized depreciation on foreign currency contracts	2,846
Dynamic Currency Hedged Japan Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	30,280		Unrealized depreciation on foreign currency contracts	116
Europe Domestic Economy Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	0	†	Unrealized depreciation on foreign currency contracts	—
Global Hedged SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	157,505		Unrealized depreciation on foreign currency contracts	4,982
Dynamic Bearish U.S. Equity Fund
Equity contracts	Unrealized appreciation on swap contracts	87,098		Unrealized depreciation on swap contracts	—
†	Amount represents less than $1.

For the fiscal year or period ended June 30, 2018, the effects of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Dynamic Currency Hedged Europe Equity Fund
Foreign exchange contracts	$177,060	$25,693
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	(4,791,189)	2,642,169
Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign exchange contracts	55,868	170,597
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	(106,523)	169,099
Dynamic Currency Hedged Japan Equity Fund
Foreign exchange contracts	(53,035)	(8,602)
Emerging Markets Dividend Fund
Foreign exchange contracts	(24,180)	—
Europe Domestic Economy Fund
Foreign exchange contracts	(1,627)	0	†

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Notes to Financial Statements (continued)

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Global ex-Mexico Equity Fund
Foreign exchange contracts	$(25,824)	$19
Global Hedged SmallCap Dividend Fund
Foreign exchange contracts	(140,493)	204,410
Global SmallCap Dividend Fund
Foreign exchange contracts	(13,383)	8
Equity contracts	18,613	—
ICBCCS S&P China 500 Fund[3]
Foreign exchange contracts	35,149	—
Dynamic Bearish U.S. Equity Fund
Equity contracts	(506,160)	56,334
Dynamic Long/Short U.S. Equity Fund
Equity contracts	1,781,674	(149,500)
†	Amount represents less than $1.

[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts
Equity contracts	Net realized gain (loss) from futures contracts and swap contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
Equity contracts	Net increase (decrease) in unrealized appreciation/depreciation from swap contracts

[3]	For the period December 21, 2017 (commencement of operations) through June 30, 2018.

During the fiscal year or period ended June 30, 2018, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Swap contracts (short)	Futures contracts (long)
Dynamic Currency Hedged Europe Equity Fund
Foreign exchange contracts	$4,757,394	$9,879,492	$—	$—
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	223,725,332	438,575,363	—	—
Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign exchange contracts	3,037,586	6,152,342	—	—
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	5,214,426	10,565,993	—	—
Dynamic Currency Hedged Japan Equity Fund
Foreign exchange contracts	1,803,828	3,542,885	—	—
Emerging Markets Dividend Fund
Foreign exchange contracts	105,006	2,345	—	—
Europe Domestic Economy Fund
Foreign exchange contracts	—	29,812	—	—
Global ex-Mexico Equity Fund
Foreign exchange contracts	53,312	12,718	—	—
Global Hedged SmallCap Dividend Fund
Foreign exchange contracts	9,743,599	19,088,072	—	—
Global SmallCap Dividend Fund
Equity contracts[1]	—	—	—	496,487
Foreign exchange contracts	8,719	29,725	—	—
ICBCCS S&P China 500 Fund[1,2]
Foreign exchange contracts	430,355	2,296,188	—	—
Dynamic Bearish U.S. Equity Fund
Equity contracts	—	—	4,969,177	—
Dynamic Long/Short U.S. Equity Fund
Equity contracts	—	—	8,662,681	—
[1]	The volume of derivative activity for the period is based on intra-month balances.
[2]	For the period December 21, 2017 (commencement of operations) through June 30, 2018.

156	WisdomTree Trust

Notes to Financial Statements (continued)

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net increase (decrease) in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in net realized gain (loss) from foreign currency contracts and net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency related transactions and/or increase (decrease) in unrealized appreciation (depreciation) from translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (‘‘Independent Trustees’’); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Foreign minimum reserve funds — In order to mitigate the risk of failed trades in the onshore China equity market, the China Securities Depository and Clearing Corporation Limited (“CSDCC”) requires investors to maintain minimum reserve funds in one of the CSDCC’s designated cash clearing banks. At June 30, 2018, the ICBCCS S&P China 500 Fund, held foreign currency in such a CSDCC designated clearing bank having a U.S. dollar equivalent value equal to $4,226.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — The Currency Hedged Equity Funds, except the Global Hedged SmallCap Dividend Fund, utilized forward foreign currency contracts (‘‘Forward Contract’’) to dynamically obtain either a net long or net short exposure to foreign currencies consistent with each Currency Hedged Equity Fund’s investment objective. The Global Hedged SmallCap

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Notes to Financial Statements (continued)

Dividend Fund utilized Forward Contracts to obtain net short exposure to foreign currencies consistent with its investment objective. The Emerging Markets Dividend Fund, Europe Domestic Economy Fund, Global ex-Mexico Equity Fund, Global SmallCap Dividend Fund, and the ICBCCS S&P China 500 Fund utilized Forward Contracts to facilitate foreign security settlements. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation (depreciation) from foreign currency contracts on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled are included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

Futures Contracts — The Global SmallCap Dividend Fund utilized equity futures contracts on a temporary basis to obtain market exposure consistent with its investment objective during the Fund’s annual portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Total Return Swap Contracts — The Dynamic Bearish U.S. Equity Fund and the Dynamic Long/Short U.S. Equity Fund utilized total return swap contracts to obtain short exposure to the S&P 500 Index. Total return swap contracts are agreements between counterparties to exchange the return of a given underlying reference asset/index, including income and any appreciation/depreciation in value of the reference asset/index, in exchange for payments equal to a rate of interest on another reference asset. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses and the periodic payments received or made on the swap are recorded as realized gains or losses. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. A Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impractical. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price. Total return swaps are exposed to the market risk factor of the specific underlying reference asset/index such as unanticipated movements in the value of the exchange rates, interest rates, securities, or the reference asset/index. Additional risks to a Fund include the possibility that there is no liquid market for these agreements or that the swap counterparty may default on its obligation to perform. A Fund’s maximum loss from counterparty risk is the fair value of the contract.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt

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obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as total return swap contracts and Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

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Notes to Financial Statements (continued)

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of June 30, 2018, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets						Liabilities
	Gross Amounts in the Statements of Assets and Liabilities		Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount		Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund			Financial Instruments	Collateral Received				Financial Instruments	Collateral Posted
Dynamic Currency Hedged Europe Equity Fund
Foreign Currency Contracts	$25,629		$(3,214)	$—	$22,415		$6,130	$(3,214)	$—	$2,916
Dynamic Currency Hedged International Equity Fund
Securities Lending	11,736		—	(11,736)[1]	—		—	—	—	—
Foreign Currency Contracts	1,905,287		(80,738)	—	1,824,549		108,793	(80,738)	—	28,055
Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign Currency Contracts	168,492		(4,749)	—	163,743		4,858	(4,749)	—	109
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign Currency Contracts	165,230		(2,768)	—	162,462		2,846	(2,768)	—	78
Dynamic Currency Hedged Japan Equity Fund
Foreign Currency Contracts	30,280		(89)	—	30,191		116	(89)	—	27
Emerging Markets Dividend Fund
Securities Lending	345,099		—	(345,099)[1]	—		—	—	—	—
Europe Domestic Economy Fund
Foreign Currency Contracts	0	†	—	—	0	†	—	—	—	—
Global ex-Mexico Equity Fund
Securities Lending	799,675		—	(799,675)[1]	—		—	—	—	—
Global Hedged SmallCap Dividend Fund
Securities Lending	917,604		—	(917,604)[1]	—		—	—	—	—
Foreign Currency Contracts	157,505		(4,911)	—	152,594		4,982	(4,911)	—	71
Global SmallCap Dividend Fund
Securities Lending	837,827		—	(837,827)[1]	—		—	—	—	—
ICBCCS S&P China 500 Fund
Securities Lending	97,655		—	(97,655)[1]	—		—	—	—	—
Fundamental U.S. High Yield Corporate Bond Fund
Securities Lending	189,304		—	(189,304)[1]	—		—	—	—	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund
Securities Lending	237,090		—	(237,090)[1]	—		—	—	—	—
Dynamic Bearish U.S. Equity Fund
Securities Lending	279,517		—	(279,517)[1]	—		—	—	—	—
Swap Contracts	87,098		—	—	87,098		—	—	—	—
Dynamic Long/Short U.S. Equity Fund
Securities Lending	4,036,875		—	(4,036,875)[1]	—		—	—	—	—
Balanced Income Fund
Securities Lending	32,817		—	(32,817)[1]	—		—	—	—	—
†	Amount represents less than $1.

[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of

160	WisdomTree Trust

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U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for BNY Mellon Asset Management North America Corporation (‘‘BNY Mellon AMNA’’) to provide sub-advisory services to the Funds, except for Fundamental U.S. Corporate Bond Fund, Fundamental U.S. High Yield Corporate Bond Fund, Fundamental U.S. Short-Term Corporate Bond Fund and Fundamental U.S. Short-Term High Yield Corporate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (‘‘Voya IM’’) and ICBCCS S&P China 500 Fund which is sub-advised by ICBC Credit Suisse Asset Management (International) Company Ltd. (‘‘ICBC Credit Suisse’’). BNY Mellon AMNA, Voya IM and ICBC Credit Suisse are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

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Notes to Financial Statements (continued)

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver[1]	Advisory Fee Waiver Expiration Date
Dynamic Currency Hedged Europe Equity Fund	0.48%	(0.05)%	October 31, 2018
Dynamic Currency Hedged International Equity Fund	0.40%	(0.05)%	October 31, 2018
Dynamic Currency Hedged International Quality Dividend Growth Fund	0.58%	(0.48)%[2]	October 31, 2018
Dynamic Currency Hedged International SmallCap Equity Fund	0.48%	(0.05)%	October 31, 2018
Dynamic Currency Hedged Japan Equity Fund	0.48%	(0.05)%	October 31, 2018
Emerging Markets Dividend Fund	0.32%	–	–
Europe Domestic Economy Fund	0.58%	(0.10)%	October 31, 2018
Global ex-Mexico Equity Fund	0.20%[3]	– [3]	–
Global Hedged SmallCap Dividend Fund	0.43%	(0.43)%[4]	October 31, 2018
Global SmallCap Dividend Fund	0.43%	–	–
ICBCCS S&P China 500 Fund	0.55%	–	–
Fundamental U.S. Corporate Bond Fund	0.28%	(0.10)%	October 31, 2018
Fundamental U.S. High Yield Corporate Bond Fund	0.48%	(0.10)%	October 31, 2018
Fundamental U.S. Short-Term Corporate Bond Fund	0.28%	(0.10)%	October 31, 2018
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	0.48%	(0.10)%	October 31, 2018
Dynamic Bearish U.S. Equity Fund	0.53%	(0.05)%	October 31, 2018
Dynamic Long/Short U.S. Equity Fund	0.53%	(0.05)%	October 31, 2018
Balanced Income Fund	0.40%	(0.37)%[5]	December 31, 2020
[1]

WTAM has contractually agreed to waive a portion of its advisory fee by the waiver amount listed per annum based on the average daily net assets through the expiration date listed, unless earlier terminated by the Board of Trustees of the Trust for any reason. The dollar amount of contractual fee waivers are included in “Expense waivers” on the Statements of Operations.

[2]

WTAM has contractually agreed to waive a portion of its advisory fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund (currently, approximately 0.38% per annum), as well as an additional 0.10% per annum.

[3]

Effective April 1, 2018. Prior to April 1, 2018, the advisory fee rate (before fee waiver) was 0.35% per annum and WTAM contractually agreed to an advisory fee waiver of 0.05% per annum so that the net advisory fee paid by the Fund to WTAM was 0.30% per annum.

[4]

WTAM has contractually agreed to waive a portion of its advisory fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund (currently, approximately 0.43% per annum).

[5]

WTAM has contractually agreed to waive a portion of its advisory fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Funds (currently, approximately 0.32% per annum), as well as an additional 0.05% per annum.

During the fiscal year ended June 30, 2018, the Emerging Markets Dividend Fund received a voluntary reimbursement of $60 from BNY Mellon AMNA for investment losses resulting from an operational error. The dollar amount of the reimbursement is shown in the Statements of Operations in “Net realized gain from payment by sub-advisor”.

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Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the fiscal year or period ended June 30, 2018 are as follows:

Fund	Value at 6/30/2017	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2018	Dividend Income
Dynamic Currency Hedged International Quality Dividend Growth Fund
WisdomTree International Quality Dividend Growth Fund	$2,329,087	$18,110,837	$241,817	$1,057	$(480,791)	$19,718,373	$154,379
Global Hedged SmallCap Dividend Fund
Global SmallCap Dividend Fund	$24,468,302	$3,409,335	$10,760,499	$3,107,014	$(2,007,192)	$18,216,960	$562,085
Balanced Income Fund[1]
Dynamic Currency Hedged International Equity Fund	$—	$251,321	$119,952	$(6,389)	$(6,396)	$118,584	$7,562
Emerging Markets Dividend Fund	—	184,050	87,839	(4,426)	(4,484)	87,301	2,480
Fundamental U.S. Corporate Bond Fund	—	138,173	65,688	(3,562)	(3,571)	65,352	2,450
WisdomTree Emerging Markets Local Debt Fund	—	90,685	44,515	(4,932)	(4,189)	37,049	3,012
WisdomTree Interest Rate Hedged High Yield Bond Fund	—	138,349	68,801	(880)	(879)	67,789	3,762
WisdomTree International High Dividend Fund	—	317,945	149,944	(9,915)	(9,915)	148,171	10,169
WisdomTree U.S. High Dividend Fund	—	505,551	243,110	(10,990)	(11,067)	240,384	9,400
WisdomTree U.S. LargeCap Dividend Fund	—	254,366	124,359	(3,769)	(3,819)	122,419	3,859
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	—	501,054	241,425	(10,482)	(10,578)	238,569	8,464
Total	$—	$2,381,494	$1,145,633	$(55,345)	$(54,898)	$1,125,618	$51,158
[1]	For the period December 21, 2017 (commencement of operations) through June 30, 2018.

During the fiscal year ended June 30, 2018, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the fiscal year ended June 30, 2018, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/Loss
Dynamic Currency Hedged Europe Equity Fund	$766,803	$384,334	$(53,041)
Dynamic Currency Hedged International Equity Fund	7,408,047	7,871,801	(659,466)
Dynamic Currency Hedged International SmallCap Equity Fund	2,558,098	2,640,112	(251,056)
Dynamic Currency Hedged Japan Equity Fund	65,117	65,702	(8,781)
Europe Domestic Economy Fund	468,497	727,206	(199,051)

Related Party Transactions — WTAM or its affiliates may from time to time own shares of a Fund. As of June 30, 2018, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares held by WTAM
Dynamic Currency Hedged Europe Equity Fund	94	$2,785	$29
Dynamic Currency Hedged International Equity Fund	1,927	55,748	354
Emerging Markets Dividend Fund	637	19,734	426
Fundamental U.S. Corporate Bond Fund	121	5,714	216
Dynamic Bearish U.S. Equity Fund	217	5,646	—
Dynamic Long/Short U.S. Equity Fund	178	5,886	50

At June 30, 2018, approximately 81% of the Global SmallCap Dividend Fund’s outstanding shares was held by an affiliated fund.

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Notes to Financial Statements (continued)

4. CAPITAL SHARE TRANSACTIONS

As of June 30, 2018, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a portfolio of equity securities and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year or period ended June 30, 2018 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Dynamic Currency Hedged Europe Equity Fund	$4,822,119	$4,689,715	$16,830,641	$1,532,587
Dynamic Currency Hedged International Equity Fund	67,567,433	76,226,604	71,040,553	272,581,752
Dynamic Currency Hedged International Quality Dividend Growth Fund	422,722	241,817	17,688,115	—
Dynamic Currency Hedged International SmallCap Equity Fund	9,960,957	9,928,517	14,892,518	—
Dynamic Currency Hedged Japan Equity Fund	375,733	502,534	—	—
Emerging Markets Dividend Fund	15,875,058	5,408,334	12,495,098	—
Europe Domestic Economy Fund	3,552,762	4,636,292	34,697,687	24,581,698
Global ex-Mexico Equity Fund	28,729,864	17,685,546	252,749,730	90,549,023
Global Hedged SmallCap Dividend Fund	854,279	704,477	2,555,056	10,056,022
Global SmallCap Dividend Fund	12,856,916	6,734,267	3,202,111	15,539,989
ICBCCS S&P China 500 Fund[1]	15,315,346	300,794	—	—
Fundamental U.S. Corporate Bond Fund	1,047,736	1,014,549	—	—
Fundamental U.S. High Yield Corporate Bond Fund	1,746,075	1,860,148	—	—
Fundamental U.S. Short-Term Corporate Bond Fund	2,023,308	1,971,635	—	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	3,335,812	3,203,497	—	—
Dynamic Bearish U.S. Equity Fund	10,055,499	10,760,074	10,359,738	6,141,786
Dynamic Long/Short U.S. Equity Fund	149,292,861	146,504,073	119,605,766	54,844,399
Balanced Income Fund[1]	23,753	21,922	2,492,074	1,189,257
[1]	For the period December 21, 2017 (commencement of operations) through June 30, 2018.

6. FEDERAL INCOME TAXES

At June 30, 2018, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dynamic Currency Hedged Europe Equity Fund	$16,794,754	$572,396	$(986,773)	$(414,377)
Dynamic Currency Hedged International Equity Fund	249,411,432	22,687,627	(11,305,920)	11,381,707
Dynamic Currency Hedged International Quality Dividend Growth Fund	19,858,954	6,603	(141,490)	(134,887)
Dynamic Currency Hedged International SmallCap Equity Fund	17,120,259	739,783	(565,045)	174,738
Dynamic Currency Hedged Japan Equity Fund	2,393,324	465,533	(56,383)	409,150
Emerging Markets Dividend Fund	34,000,940	2,097,868	(1,924,117)	173,751
Europe Domestic Economy Fund	11,002,158	114,854	(1,414,997)	(1,300,143)
Global ex-Mexico Equity Fund	233,732,349	9,251,110	(10,330,308)	(1,079,198)
Global Hedged SmallCap Dividend Fund	15,434,412	3,742,329	(1,977)	3,740,352

164	WisdomTree Trust

Notes to Financial Statements (continued)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global SmallCap Dividend Fund	$21,025,346	$2,996,918	$(1,162,267)	$1,834,651
ICBCCS S&P China 500 Fund	15,030,394	210,878	(2,443,324)	(2,232,446)
Fundamental U.S. Corporate Bond Fund	4,923,483	352	(204,025)	(203,673)
Fundamental U.S. High Yield Corporate Bond Fund	5,008,156	85,365	(119,907)	(34,542)
Fundamental U.S. Short-Term Corporate Bond Fund	4,929,135	373	(88,939)	(88,566)
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	5,070,582	47,219	(51,150)	(3,931)
Dynamic Bearish U.S. Equity Fund	9,003,301	458,043	(307,622)	150,421
Dynamic Long/Short U.S. Equity Fund	125,098,247	8,268,786	(4,799,419)	3,469,367
Balanced Income Fund	1,308,019	—	(56,577)	(56,577)

At June 30, 2018, the components of accumulated earnings/(loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Gains/(Losses)	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Depreciation	Total Accumulated Earnings/(Losses)
Dynamic Currency Hedged Europe Equity Fund	$30,476	$(161,350)	$(414,377)	$(310)	$(545,561)
Dynamic Currency Hedged International Equity Fund	734,339	(9,986,237)	11,381,707	(13,099)	2,116,710
Dynamic Currency Hedged International Quality Dividend Growth Fund	102,665	129,029	(134,887)	(37)	96,770
Dynamic Currency Hedged International SmallCap Equity Fund	25,571	(454,869)	174,738	(227)	(254,787)
Dynamic Currency Hedged Japan Equity Fund	23,202	(221,872)	409,150	(23)	210,457
Emerging Markets Dividend Fund	137,303	(195,943)	173,751	(524)	114,587
Europe Domestic Economy Fund	73,696	(737,215)	(1,300,143)	(439)	(1,964,101)
Global ex-Mexico Equity Fund	238,944	(931,276)	(1,079,198)	(18,527)	(1,790,057)
Global Hedged SmallCap Dividend Fund	819	(422,051)	3,740,352	(17)	3,319,103
Global SmallCap Dividend Fund	51,218	(917,417)	1,834,651	(284)	968,168
ICBCCS S&P China 500 Fund	75,995	(33,526)	(2,232,446)	(995)	(2,190,972)
Fundamental U.S. Corporate Bond Fund	765	(16,974)	(203,673)	—	(219,882)
Fundamental U.S. High Yield Corporate Bond Fund	5,620	7,503	(34,542)	—	(21,419)
Fundamental U.S. Short-Term Corporate Bond Fund	850	(9,636)	(88,566)	—	(97,352)
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	1,983	(7,029)	(3,931)	—	(8,977)
Dynamic Bearish U.S. Equity Fund	—	(1,329,730)	150,421	—	(1,179,309)
Dynamic Long/Short U.S. Equity Fund	1,273,222	(2,892,785)	3,469,367	—	1,849,804
Balanced Income Fund	2,483	(854)	(56,577)	—	(54,948)

The tax character of distributions paid during the fiscal years or periods ended June 30, 2018 and June 30, 2017, was as follows:

	Year or Periods Ended June 30, 2018			Year or Periods Ended June 30, 2017
Fund	Distributions Paid from Ordinary Income*		Distributions Paid from Long-Term Capital Gains	Distributions Paid from Ordinary Income*		Distributions Paid from Long-Term Capital Gains	Distributions Paid from Return of Capital
Dynamic Currency Hedged Europe Equity Fund	$493,801		$63,574	$70,704		$22,778	$—
Dynamic Currency Hedged International Equity Fund	10,842,896		—	12,076,520		4,622,865	—
Dynamic Currency Hedged International Quality Dividend Growth Fund	125,968		14,322	14,208	[1]	—	1,288	[1]
Dynamic Currency Hedged International SmallCap Equity Fund	290,413		—	61,314		—	—
Dynamic Currency Hedged Japan Equity Fund	109,141		—	71,748		—	—
Emerging Markets Dividend Fund	664,614		—	164,213		—	—
Europe Domestic Economy Fund	571,101		—	59,154		—	—
Global ex-Mexico Equity Fund	3,027,467		—	14,500	[2]	—	—
Global Hedged SmallCap Dividend Fund	483,699		—	692,894		—	—
Global SmallCap Dividend Fund	711,581		—	809,961		—	—
ICBCCS S&P China 500 Fund	46,004	[3]	—	—		—	—

WisdomTree Trust	165

Notes to Financial Statements (continued)

	Year or Periods Ended June 30, 2018			Year or Periods Ended June 30, 2017
Fund	Distributions Paid from Ordinary Income*		Distributions Paid from Long-Term Capital Gains	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Distributions Paid from Return of Capital
Fundamental U.S. Corporate Bond Fund	$155,972		$—	$154,730	$—	$—
Fundamental U.S. High Yield Corporate Bond Fund	314,632		14,280	315,932	—	—
Fundamental U.S. Short-Term Corporate Bond Fund	100,702		—	76,502	—	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	271,961		37,949	296,659	—	—
Dynamic Bearish U.S. Equity Fund	—		—	—	—	—
Dynamic Long/Short U.S. Equity Fund	999,130		—	523,310	—	—
Balanced Income Fund	50,801	[3]	—	—	—	—
*	Includes short-term capital gains if any.
[1]	For the period November 3, 2016 (commencement of operations) through June 30, 2017.
[2]	For the period February 10, 2017 (commencement of operations) through June 30, 2017.
[3]	For the period December 21, 2017 (commencement of operations) through June 30, 2018.

At June 30, 2018, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the below table. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Capital Loss Available Total
Dynamic Currency Hedged Europe Equity Fund	$—	$—	$—
Dynamic Currency Hedged International Equity Fund	4,423,248	5,562,989	9,986,237
Dynamic Currency Hedged International Quality Dividend Growth Fund	—	—	—
Dynamic Currency Hedged International SmallCap Equity Fund	454,869	—	454,869
Dynamic Currency Hedged Japan Equity Fund	129,579	92,293	221,872
Emerging Markets Dividend Fund	172,876	23,067	195,943
Europe Domestic Economy Fund	674,697	62,518	737,215
Global ex-Mexico Equity Fund	830,739	100,537	931,276
Global Hedged SmallCap Dividend Fund	265,023	157,028	422,051
Global SmallCap Dividend Fund	917,417	—	917,417
ICBCCS S&P China 500 Fund	33,526	—	33,526
Fundamental U.S. Corporate Bond Fund	10,332	6,642	16,974
Fundamental U.S. High Yield Corporate Bond Fund	—	—	—
Fundamental U.S. Short-Term Corporate Bond Fund	3,319	6,317	9,636
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	—	—	—
Dynamic Bearish U.S. Equity Fund	1,028,838	28,789	1,057,627
Dynamic Long/Short U.S. Equity Fund	2,815,295	77,490	2,892,785
Balanced Income Fund	854	—	854

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the fiscal year or period ended June 30, 2018, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Fund	Late Year Ordinary Loss	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
Dynamic Currency Hedged Europe Equity Fund	$—	$219,317	$(57,967)
Dynamic Currency Hedged International Equity Fund	—	—	—
Dynamic Currency Hedged International Quality Dividend Growth Fund	—	—	—
Dynamic Currency Hedged International SmallCap Equity Fund	—	—	—
Dynamic Currency Hedged Japan Equity Fund	—	—	—
Emerging Markets Dividend Fund	—	—	—
Europe Domestic Economy Fund	—	—	—
Global ex-Mexico Equity Fund	—	—	—

166	WisdomTree Trust

Notes to Financial Statements (continued)

Fund	Late Year Ordinary Loss	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
Global Hedged SmallCap Dividend Fund	$—	$—	$—
Global SmallCap Dividend Fund	—	—	—
ICBCCS S&P China 500 Fund	—	—	—
Fundamental U.S. Corporate Bond Fund	—	—	—
Fundamental U.S. High Yield Corporate Bond Fund	—	—	—
Fundamental U.S. Short-Term Corporate Bond Fund	—	—	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	—	(17,389)	24,418
Dynamic Bearish U.S. Equity Fund	272,103	—	—
Dynamic Long/Short U.S. Equity Fund	—	—	—
Balanced Income Fund	—	—	—

During the fiscal year or period ended June 30, 2018, the amount of capital loss carryforwards used to offset realized gains and the amount of capital loss carryforwards that expired unused are shown in the following table:

Fund	Utilized Capital Loss Carryforward
Dynamic Currency Hedged Europe Equity Fund	$—
Dynamic Currency Hedged International Equity Fund	—
Dynamic Currency Hedged International Quality Dividend Growth Fund	—
Dynamic Currency Hedged International SmallCap Equity Fund	—
Dynamic Currency Hedged Japan Equity Fund	—
Emerging Markets Dividend Fund	—
Europe Domestic Economy Fund	—
Global ex-Mexico Equity Fund	—
Global Hedged SmallCap Dividend Fund	189,919
Global SmallCap Dividend Fund	—
ICBCCS S&P China 500 Fund[1]	—
Fundamental U.S. Corporate Bond Fund	—
Fundamental U.S. High Yield Corporate Bond Fund	—
Fundamental U.S. Short-Term Corporate Bond Fund	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	—
Dynamic Bearish U.S. Equity Fund	—
Dynamic Long/Short U.S. Equity Fund	—
Balanced Income Fund[1]	—
[1]	For the period December 21, 2017 (commencement of operations) through June 30, 2018.

At June 30, 2018, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Dynamic Currency Hedged Europe Equity Fund	$(4,577)	$(379,366)	$383,943
Dynamic Currency Hedged International Equity Fund	(3,251,294)	(46,747,025)	49,998,319
Dynamic Currency Hedged International Quality Dividend Growth Fund	(24,578)	24,578	—
Dynamic Currency Hedged International SmallCap Equity Fund	(51,057)	51,055	2
Dynamic Currency Hedged Japan Equity Fund	17,938	(17,938)	—
Emerging Markets Dividend Fund	4,322	(4,322)	—
Europe Domestic Economy Fund	43,421	40,438	(83,859)
Global ex-Mexico Equity Fund	9,929	(10,295,950)	10,286,021
Global Hedged SmallCap Dividend Fund	(82,061)	(2,956,473)	3,038,534
Global SmallCap Dividend Fund	27,161	(4,881,473)	4,854,312
ICBCCS S&P China 500 Fund	31,683	(31,683)	—

WisdomTree Trust	167

Notes to Financial Statements (concluded)

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Fundamental U.S. Corporate Bond Fund	$—	$—	$—
Fundamental U.S. High Yield Corporate Bond Fund	—	—	—
Fundamental U.S. Short-Term Corporate Bond Fund	—	—	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	—	—	—
Dynamic Bearish U.S. Equity Fund	(14,986)	(315,775)	330,761
Dynamic Long/Short U.S. Equity Fund	269,683	(8,947,225)	8,677,542
Balanced Income Fund	—	56,162	(56,162)

These differences are primarily due to redemptions-in-kind, distribution re-designations, non-deductible excise tax, passive foreign investment companies, foreign currency realized gain/(loss), and swaps.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year or period ended June 30, 2018, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the three-year period ended June 30, 2018, remains subject to examination by taxing authorities.

168	WisdomTree Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of WisdomTree Trust (the “Trust”) (comprising WisdomTree Dynamic Currency Hedged Europe Equity Fund, WisdomTree Dynamic Currency Hedged International Equity Fund, WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund, WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund, WisdomTree Dynamic Currency Hedged Japan Equity Fund, WisdomTree Emerging Markets Dividend Fund, WisdomTree Europe Domestic Economy Fund, WisdomTree Global ex-Mexico Equity Fund, WisdomTree Global Hedged SmallCap Dividend Fund, WisdomTree Global SmallCap Dividend Fund, WisdomTree ICBCCS S&P China 500 Fund, WisdomTree Fundamental U.S. Corporate Bond Fund, WisdomTree Fundamental U.S. High Yield Corporate Bond Fund, WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund, WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund, WisdomTree Dynamic Bearish U.S. Equity Fund, WisdomTree Dynamic Long/Short U.S. Equity Fund, and WisdomTree Balanced Income Fund (collectively referred to as the “Funds”)) including the schedules of investments, as of June 30, 2018, and the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising WisdomTree Trust at June 30, 2018, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the WisdomTree Trust	Statement of operations	Statements of changes in net assets	Financial highlights

WisdomTree Dynamic Currency Hedged Europe Equity Fund

WisdomTree Dynamic Currency Hedged International Equity Fund

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund

WisdomTree Dynamic Currency Hedged Japan Equity Fund

	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the two years in the period ended June 30, 2018 and the period from January 7, 2016 (commencement of operations) through June 30, 2016
WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund	For the year ended June 30, 2018	For the year ended June 30, 2018 and the period from November 3, 2016 (commencement of operations) through June 30, 2017
WisdomTree Emerging Markets Dividend Fund	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the two years in the period ended June 30, 2018 and the period from April 7, 2016 (commencement of operations) through June 30, 2016
WisdomTree Europe Domestic Economy Fund	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the two years in the period ended June 30, 2018 and the period from October 29, 2015 (commencement of operations) through June 30, 2016
WisdomTree Global ex-Mexico Equity Fund	For the year ended June 30, 2018	For the year ended June 30, 2018 and the period from February, 10, 2017 (commencement of operations) through June 30, 2017
WisdomTree Global Hedged SmallCap Dividend Fund	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the two years in the period ended June 30, 2018 and the period from November 19, 2015 (commencement of operations) through June 30, 2016
WisdomTree Global SmallCap Dividend Fund	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the two years in the period ended June 30, 2018 and the period from November 12, 2015 (commencement of operations) through June 30, 2016

WisdomTree Fundamental U.S. Corporate Bond Fund

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund

	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the two years in the period ended June 30, 2018 and the period from April 27, 2016 (commencement of operations) through June 30, 2016

WisdomTree Trust	169

Report of Independent Registered Public Accounting Firm (concluded)

Funds comprising the WisdomTree Trust	Statement of operations	Statements of changes in net assets	Financial highlights
WisdomTree Dynamic Bearish U.S. Equity Fund WisdomTree Dynamic Long/Short U.S. Equity Fund	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the two years in the period ended June 30, 2018 and the period from December 23, 2015 (commencement of operations) through June 30, 2016
WisdomTree ICBCCS S&P China 500 Fund WisdomTree Balanced Income Fund	For the period from December 21, 2017 (commencement of operations) through June 30, 2018

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, NY

August 23, 2018

170	WisdomTree Trust

Trustees and Officers Information (unaudited)

The Board of Trustees is responsible for overseeing the management and affairs of the Funds and the Trust. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 245 Park Avenue, 35th Floor, New York, NY 10167.

Independent Trustees

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer*	Other Directorships Held by Trustee During the Past 5 Years
David G. Chrencik^ (1948)	Trustee, 2014- present	Chief Financial Officer of Sarus Indochina Select LP (hedge fund) since 2012; Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) from 2010 to 2014; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	80	Trustee, Vericimetry Funds (2011 to 2014); Director, Bennett Group of Funds (2011 to 2013); Trustee, del Rey Global Investors Funds (2011 to 2012).

Joel Goldberg# (1945)	Trustee, 2012- present	Attorney, Of Counsel at Stroock & Stroock & Lavan LLP (“Stroock”) since 2015; Attorney, Partner at Stroock from 2010 to 2013; Attorney, Partner at Willkie Farr & Gallagher LLP from 2006 to 2010.	80	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid-Hudson Region).

Toni Massaro† (1955)	Trustee, 2006- present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	80	None

Melinda A. Raso Kirstein‡ (1955)	Trustee, 2014- present	Retired since 2004, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	80	Associate Alumnae of Douglass College, Member of Investment Committee.

Victor Ugolyn (1947)	Trustee, 2006- present; Chairman of the Board of Trustees, 2006-present	Private Investor, 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	80	Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame (2001-2016).

*	As of June 30, 2018.

^	Chair of the Audit Committee.

#	Chair of the Contracts Review Committee.

†	Chair of the Governance, Nominating and Compliance Committee.

‡	Chair of the Investment Committee.

WisdomTree Trust	171

Trustees and Officers Information (unaudited) (concluded)

Interested Trustee and Officers

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer*	Other Directorships Held by Trustee During the Past 5 Years
Jonathan Steinberg** (1964)	Trustee, 2005- present President, 2005-present	President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. since 2012; Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. since 2005.	80	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.

David Castano** (1971)	Treasurer, 2013- present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2011.	80	None

Terry Jane Feld** (1960)	Chief Compliance Officer, 2012- present	Chief Compliance Officer, WisdomTree Asset Management, Inc. since 2012; Senior Compliance Officer, WisdomTree Asset Management since 2011.	80	None

Ryan Louvar** (1972)	Secretary and Chief Legal Officer, 2013- present	General Counsel, WisdomTree Asset Management, Inc. since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	80	None

Joanne Antico** (1975)	Assistant Secretary, 2018- present	Senior Investment Management Counsel, WisdomTree Asset Management, Inc. since 2016; Executive Director and Assistant Secretary, Morgan Stanley Investment Management Inc., 2005 to 2016.	80	None

Clint Martin** (1977)	Assistant Treasurer, 2015-present	Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2012; Vice President of Legg Mason & Co. and served as Assistant Treasurer from 2010 to 2012 and Assistant Controller from 2006 to 2010 of certain mutual funds associated with Legg Mason & Co.	80	None

*	As of June 30, 2018.

**	Elected by and serves at the pleasure of the Board.

172	WisdomTree Trust

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year or period ended June 30, 2018, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2019.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year or period ended June 30, 2018, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Dynamic Currency Hedged Europe Equity Fund	$441,738
Dynamic Currency Hedged International Equity Fund	10,842,896
Dynamic Currency Hedged International Quality Dividend Growth Fund	115,501
Dynamic Currency Hedged International SmallCap Equity Fund	290,413
Dynamic Currency Hedged Japan Equity Fund	70,481
Emerging Markets Dividend Fund	497,796
Europe Domestic Economy Fund	571,101
Global ex-Mexico Equity Fund	2,940,055
Global Hedged SmallCap Dividend Fund	467,371
Global SmallCap Dividend Fund	615,081
ICBCCS S&P China 500 Fund[1]	46,004
Fundamental U.S. Corporate Bond Fund	—
Fundamental U.S. High Yield Corporate Bond Fund	—
Fundamental U.S. Short-Term Corporate Bond Fund	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	—
Dynamic Bearish U.S. Equity Fund	—
Dynamic Long/Short U.S. Equity Fund	999,130
Balanced Income Fund[1]	28,820
[1]	For the period December 21, 2017 (commencement of operations) through June 30, 2018.

The Funds designate the following amount of ordinary income distributions paid during the fiscal year or period ended June 30, 2018 from qualified short-term gains and qualified interest income:

Fund	Qualified Short- Term Gains	Qualified Interest Income
Dynamic Currency Hedged Europe Equity Fund	0.00%	0.00%
Dynamic Currency Hedged International Equity Fund	0.00%	0.00%
Dynamic Currency Hedged International Quality Dividend Growth Fund	0.00%	0.00%
Dynamic Currency Hedged International SmallCap Equity Fund	0.00%	0.00%
Dynamic Currency Hedged Japan Equity Fund	0.00%	0.00%
Emerging Markets Dividend Fund	0.00%	0.00%
Europe Domestic Economy Fund	0.00%	0.00%
Global ex-Mexico Equity Fund	0.00%	0.00%
Global Hedged SmallCap Dividend Fund	0.00%	0.00%
Global SmallCap Dividend Fund	0.00%	0.00%
ICBCCS S&P China 500 Fund[1]	0.00%	0.00%
Fundamental U.S. Corporate Bond Fund	0.00%	100.00%
Fundamental U.S. High Yield Corporate Bond Fund	100.00%	100.00%
Fundamental U.S. Short-Term Corporate Bond Fund	0.00%	100.00%
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	100.00%	99.67%
Dynamic Bearish U.S. Equity Fund	0.00%	0.00%
Dynamic Long/Short U.S. Equity Fund	0.00%	0.00%
Balanced Income Fund[1]	0.00%	0.00%
[1]	For the period December 21, 2017 (commencement of operations) through June 30, 2018.

WisdomTree Trust	173

Supplemental Information (unaudited) (concluded)

The following represents the percentage of dividends paid during the fiscal year or period ended June 30, 2018, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Dynamic Currency Hedged Europe Equity Fund	—
Dynamic Currency Hedged International Equity Fund	—
Dynamic Currency Hedged International Quality Dividend Growth Fund	—
Dynamic Currency Hedged International SmallCap Equity Fund	—
Dynamic Currency Hedged Japan Equity Fund	—
Emerging Markets Dividend Fund	—
Europe Domestic Economy Fund	—
Global ex-Mexico Equity Fund	40.22%
Global Hedged SmallCap Dividend Fund	40.24%
Global SmallCap Dividend Fund	36.06%
ICBCCS S&P China 500 Fund[1]	0.25%
Fundamental U.S. Corporate Bond Fund	—
Fundamental U.S. High Yield Corporate Bond Fund	—
Fundamental U.S. Short-Term Corporate Bond Fund	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	—
Dynamic Bearish U.S. Equity Fund	—
Dynamic Long/Short U.S. Equity Fund	76.11%
Balanced Income Fund[1]	24.35%
[1]	For the period December 21, 2017 (commencement of operations) through June 30, 2018.

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries during the fiscal year or period ended June 30, 2018. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Dynamic Currency Hedged Europe Equity Fund	$445,167	$58,103
Dynamic Currency Hedged International Equity Fund	15,014,218	1,120,351
Dynamic Currency Hedged International Quality Dividend Growth Fund	22,983	2,221
Dynamic Currency Hedged International SmallCap Equity Fund	396,389	37,750
Dynamic Currency Hedged Japan Equity Fund	71,935	7,192
Emerging Markets Dividend Fund	856,049	96,517
Europe Domestic Economy Fund	626,637	79,991
Global ex-Mexico Equity Fund	—	—
Global Hedged SmallCap Dividend Fund	—	—
Global SmallCap Dividend Fund	420,202	38,915
ICBCCS S&P China 500 Fund[1]	135,597	11,297
Fundamental U.S. Corporate Bond Fund	—	—
Fundamental U.S. High Yield Corporate Bond Fund	—	—
Fundamental U.S. Short-Term Corporate Bond Fund	—	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	—	—
Dynamic Bearish U.S. Equity Fund	—	—
Dynamic Long/Short U.S. Equity Fund	—	—
Balanced Income Fund[1]	4,277	323
[1]	For the period December 21, 2017 (commencement of operations) through June 30, 2018.

174	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Trust	175

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. While the Fundamental Fixed Income Funds attempt to limit credit and counterparty exposure, the value of an investment in the Funds may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-1061

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(f)	The code of ethics is attached hereto as exhibit 13(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is David Chrencik, who is an independent Trustee of the Trust, as that term is defined under Item 3(a) (2).

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal period were $459,860 for 2018 and $464,915 for 2017.

Audit-Related Fees

(b)

The aggregate fees billed for each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2018 and $0 for 2017.

Tax Fees

(c)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $153,745 for 2018 and $146,585 for 2017.

All Other Fees

(d)

The aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2018 and $0 for 2017.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Per Rule 2-01(c) (7) (A), the Registrant’s audit committee charter provides that the audit committee shall select and approve in advance the retention of independent accountants to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve prior to appointment the engagement of the principal accountant to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser, or any entity controlling, controlled by, or under common control with its investment adviser (“adviser/affiliate”) that provides ongoing services to the Registrant, if the engagement by the investment adviser or adviser affiliate relates directly to the operations and financial reporting of the Registrant. The audit committee must also, prior to appointment of the engagement of the principal accountant, review and approve the fees proposed to be charged to the Registrant by the auditors for each audit and non-audit service. The audit committee must also consider whether non-audit services provided by the Registrant’s principal accountant to the Registrant’s investment adviser, or adviser/affiliate that provides ongoing services to the Trust are compatible with maintaining the auditor’s independence.

(e)(2)	The Registrant’s Audit committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years were $153,745 for 2018 and $146,585 for 2017.

(h)	Not applicable.

Item 5.	Audit Committee of Listed registrants.

The Registrant is an issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a) (58)A of the Exchange Act. The Registrant’s audit committee members are David Chrencik, Melinda Raso Kirstein and Victor Ugolyn.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: August 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: August 30, 2018

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: August 30, 2018